UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2010

Date of reporting period: November 30, 2009

Item 1.	Reports to Stockholders.

SEI Institutional Investments Trust

Semi-Annual Report as of November 30, 2009

Large Cap Fund

Large Cap Diversified Alpha Fund

Large Cap Disciplined Equity Fund

Large Cap Index Fund

Small Cap Fund

Small/Mid Cap Equity Fund

U.S. Managed Volatility Fund

International Equity Fund

World Equity Ex-US Fund

Screened World Equity Ex-US Fund

Enhanced LIBOR Opportunities Fund

Core Fixed Income Fund

High Yield Bond Fund

Long Duration Fund

Emerging Markets Debt Fund

Real Return Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.2%

Consumer Discretionary — 10.5%
Amazon.com* (A)	0.9%	60	$8,199
Comcast, Cl A	0.5	349	5,118
Lowe’s	0.6	239	5,206
NIKE, Cl B (A)	0.5	75	4,848
Staples (A)	0.5	218	5,088
Time Warner (A)	0.6	185	5,698
Other Securities	6.9		65,691

			99,848

Consumer Staples — 7.1%
PepsiCo	0.9	136	8,433
Procter & Gamble	1.5	220	13,705
Walgreen	0.6	138	5,357
Other Securities	4.1		40,674

			68,169

Energy — 10.3%
Chevron	1.5	177	13,781
ConocoPhillips	0.9	160	8,278
Exxon Mobil	2.5	313	23,531
Occidental Petroleum	0.5	61	4,931
Other Securities	4.9		48,034

			98,555

Financials — 14.2%
Aflac	0.7	136	6,248
American Express	0.7	167	6,993
Bank of America	1.1	641	10,156
CME Group, Cl A	0.5	15	5,020
Goldman Sachs Group	0.9	49	8,278
JPMorgan Chase	1.5	349	14,826
Wells Fargo (A)	1.2	419	11,737
Other Securities	7.6		72,603

			135,861

Health Care — 11.3%
Allergan	0.8	138	8,021
Amgen*	0.5	83	4,702

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Gilead Sciences*	0.6%	130	$5,987
Johnson & Johnson	1.1	169	10,648
Medco Health Solutions*	0.5	77	4,835
Merck	0.5	136	4,915
Pfizer	0.9	462	8,387
UnitedHealth Group	0.8	264	7,572
Other Securities	5.6		52,537

			107,604

Industrials — 8.0%
General Electric	1.2	701	11,223
United Parcel Service, Cl B	0.5	91	5,256
United Technologies	0.6	88	5,913
Other Securities	5.7		54,027

			76,419

Information Technology — 19.7%
Adobe Systems* (A)	0.6	159	5,560
Apple*	1.8	83	16,553
Cisco Systems*	1.2	470	10,992
eBay*	0.6	233	5,711
EMC*	0.7	375	6,305
Google, Cl A*	1.5	25	14,737
Hewlett-Packard	1.0	182	8,918
Intel	0.8	368	7,056
International Business Machines	1.0	76	9,569
Microsoft	1.6	504	14,815
Qualcomm	0.9	185	8,322
Visa, Cl A (A)	0.8	94	7,589
Yahoo!*	0.6	357	5,340
Other Securities	6.6		66,526

			187,993

Materials — 3.3%
Praxair	0.5	57	4,694
Other Securities	2.8		26,961

			31,655

Telecommunication Services — 3.2%
AT&T	1.4	503	13,546
Crown Castle International*	0.5	136	4,974
Verizon Communications	0.8	235	7,405
Other Securities	0.5		4,288

			30,213

Utilities — 3.6%
AES*	0.6	482	6,143
Other Securities	3.0		28,695

			34,838

Total Common Stock (Cost $748,783) ($ Thousands)			871,155

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P. 0.320% (B)**†	10.2%	98,067,520	$97,301

Total Affiliated Partnership (Cost $98,068) ($ Thousands)			97,301

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	2.4	22,595,219	22,595

Total Cash Equivalent (Cost $22,595) ($ Thousands)			22,595

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bill 0.130%, 12/03/09	0.5	$5,200	5,200

Total U.S. Treasury Obligation (Cost $5,200) ($ Thousands)			5,200

Total Investments — 104.3% (Cost $874,646) ($ Thousands)			$996,251

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	263	Dec-2009	$1,122
S&P Mid 400 E-Mini	139	Dec-2009	70

			$1,192

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $954,913 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $96,118 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2009 was $97,301 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$871,155	$—	$—	$871,155
Affiliated Partnership	—	97,301	—	97,301
Cash Equivalent	22,595	—	—	22,595
U.S. Treasury Obligation	—	5,200	—	5,200

Total Investments in Securities	$893,750	$102,501	$—	$996,251

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,192	$—	$—	$1,192

Total Other Financial Instruments	$1,192	$—	$—	$1,192

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 80.9%

Consumer Discretionary — 8.5%
Amazon.com*	0.4%	10,750	$1,461
Comcast, Cl A	0.7	177,307	2,601
Other Securities	7.4		26,010

			30,072

Consumer Staples — 7.8%
PepsiCo	0.5	26,250	1,633
Philip Morris International	0.8	58,895	2,832
Procter & Gamble	1.1	61,700	3,847
Sara Lee	0.5	131,955	1,602
Sysco	0.7	90,448	2,446
Walgreen	0.5	45,247	1,760
Wal-Mart Stores	0.4	29,100	1,587
Other Securities	3.3		11,978

			27,685

Energy — 8.3%
Chevron	1.7	78,186	6,102
ConocoPhillips	0.6	43,029	2,228
Exxon Mobil	3.0	139,348	10,461
Occidental Petroleum	0.5	21,751	1,757
Other Securities	2.5		8,798

			29,346

Financials — 11.7%
Aflac	0.6	45,825	2,109
American Express	0.9	73,348	3,068
Bank of America	0.4	99,129	1,571
Goldman Sachs Group	0.6	11,235	1,906
JPMorgan Chase	0.5	43,900	1,865
T. Rowe Price Group	0.7	53,106	2,598
US Bancorp	0.4	61,897	1,494
Wells Fargo	0.7	81,987	2,299
Other Securities	6.9		24,812

			41,722

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.6%
Allergan	0.5%	32,700	$1,901
AmerisourceBergen	0.5	69,493	1,716
Amgen*	0.9	53,063	2,990
Biogen Idec*	0.5	36,116	1,695
Cardinal Health	0.5	55,720	1,796
Gilead Sciences*	0.4	30,900	1,423
Johnson & Johnson	1.2	68,717	4,318
Medco Health Solutions*	0.5	25,500	1,611
Pfizer	0.9	177,265	3,221
UnitedHealth Group	0.7	84,827	2,432
Other Securities	4.0		14,536

			37,639

Industrials — 7.1%
General Dynamics	0.6	29,896	1,970
General Electric	0.5	112,000	1,794
Lockheed Martin	0.4	18,620	1,438
Other Securities	5.6		20,102

			25,304

Information Technology — 18.6%
Apple*	1.0	16,675	3,334
Cisco Systems*	0.9	131,100	3,068
Corning	0.6	121,564	2,028
Google, Cl A*	1.3	8,125	4,737
Hewlett-Packard	0.6	45,400	2,227
Intel	0.9	164,895	3,166
International Business Machines	1.2	34,334	4,338
Microsoft	2.2	264,436	7,777
Qualcomm	0.6	46,125	2,076
Symantec*	0.5	107,000	1,899
Texas Instruments	1.0	136,088	3,442
Visa, Cl A	0.7	30,261	2,451
Other Securities	7.1		25,575

			66,118

Materials — 2.7%
Other Securities	2.7		9,729

Telecommunication Services — 2.7%
AT&T	1.5	197,443	5,319
Other Securities	1.2		4,331

			9,650

Utilities — 2.9%
AES*	0.6	163,026	2,077
Other Securities	2.3		8,378

			10,455

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Common Stock (Cost $255,251) ($ Thousands)			$287,720

AFFILIATED PARTNERSHIP — 12.2%
SEI LIBOR Plus Portfolio†	12.2%	6,723,909	43,302

Total Affiliated Partnership (Cost $58,111) ($ Thousands)			43,302

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	4.5	16,000,101	16,000

Total Cash Equivalent (Cost $16,000) ($ Thousands)			16,000

U.S. TREASURY OBLIGATIONS (A) (B) — 2.1%
U.S. Treasury Bills 0.193%, 09/23/10	0.1	$300	299
0.130%, 12/03/09	1.3	4,848	4,848
0.079%, 01/07/10	0.7	2,500	2,500

Total U.S. Treasury Obligations (Cost $7,647) ($ Thousands)			7,647

Total Investments — 99.7% (Cost $337,009)($ Thousands)			$354,669

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	240	Dec-2009	$4,839
S&P 500 E-Mini	20	Dec-2009	58

			$4,897

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $355,676 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities section. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$287,720	$—	$—	$287,720
Cash Equivalent	16,000	—	—	16,000
U.S. Treasury Obligations	—	7,647	—	7,647
Affiliated Partnership	—	43,302	—	43,302

Total Investments in Securities	$303,720	$50,949	$—	$354,669

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$4,897	$—	$—	$4,897

Total Other Financial Instruments	$4,897	$—	$—	$4,897

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.7%

Consumer Discretionary — 8.0%
Comcast, Cl A	0.9%	4,455,886	$65,368
Home Depot (A)	0.5	1,178,468	32,243
Other Securities	6.6		482,972

			580,583

Consumer Staples — 10.0%
Altria Group	0.5	1,634,244	30,740
Archer-Daniels-Midland	0.5	1,085,978	33,459
Coca-Cola (A)	0.6	772,604	44,193
PepsiCo (A)	0.8	901,097	56,066
Philip Morris International	1.1	1,683,491	80,959
Procter & Gamble	1.4	1,596,411	99,536
Walgreen (A)	0.5	899,492	34,981
Wal-Mart Stores	1.4	1,929,689	105,265
Other Securities	3.2		236,360

			721,559

Energy — 10.1%
Chevron	2.1	1,903,443	148,545
ConocoPhillips	0.8	1,047,143	54,211
Exxon Mobil	3.5	3,400,086	255,244
Marathon Oil (A)	0.5	1,075,640	35,087
Other Securities	3.2		233,884

			726,971

Financials — 11.9%
American Express	1.0	1,751,778	73,277
Bank of America	0.8	3,408,159	54,019
Goldman Sachs Group (A)	0.8	350,923	59,538
JPMorgan Chase	1.7	2,822,544	119,930
PNC Financial Services Group (A)	0.4	520,311	29,663
T. Rowe Price Group (A)	0.4	619,900	30,332
Travelers	0.5	625,385	32,764
US Bancorp (A)	0.4	1,279,664	30,878

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo (A)	0.9%	2,229,655	$62,519
Other Securities	5.0		366,244

			859,164

Health Care — 11.0%
Amgen*	0.7	919,852	51,834
Johnson & Johnson	1.9	2,179,694	136,972
McKesson	0.5	606,259	37,600
Medtronic	0.5	795,269	33,751
Merck	0.6	1,227,315	44,441
Pfizer	1.4	5,553,948	100,915
WellPoint*	0.5	614,166	33,183
Other Securities	4.9		353,115

			791,811

Industrials — 8.4%
3M	0.5	492,216	38,117
General Dynamics	0.6	643,129	42,382
General Electric (A)	0.9	4,056,486	64,985
Illinois Tool Works	0.4	642,724	31,262
Lockheed Martin	0.8	745,887	57,605
United Parcel Service, Cl B (A)	0.5	648,657	37,278
Other Securities	4.7		336,555

			608,184

Information Technology — 15.9%
Apple*	1.3	462,850	92,528
Cisco Systems*	0.9	2,824,408	66,091
Corning	0.6	2,406,450	40,140
Dell* (A)	0.4	2,200,163	31,066
Google, Cl A*	1.0	118,577	69,130
Hewlett-Packard	0.8	1,218,544	59,782
Intel	1.4	5,290,370	101,575
International Business Machines	1.7	973,190	122,963
Microsoft	1.9	4,553,575	133,921
Oracle	0.6	2,035,316	44,940
Texas Instruments (A)	0.6	1,613,888	40,815
Other Securities	4.7		345,149

			1,148,100

Materials — 2.5%
Other Securities	2.5		183,252

Telecommunication Services — 3.1%
AT&T	2.0	5,262,332	141,767
Verizon Communications	0.6	1,323,598	41,641
Other Securities	0.5		41,701

			225,109

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 2.8%
Other Securities	2.8%		$202,057

Total Common Stock (Cost $5,109,101) ($ Thousands)			6,046,790

AFFILIATED PARTNERSHIPS — 22.8%
SEI Liquidity Fund, L.P. 0.320%**† (B)	11.7	856,147,343	846,148
SEI LIBOR Plus Portfolio†	11.1	124,403,038	801,156

Total Affiliated Partnerships (Cost $1,916,506) ($ Thousands)			1,647,304

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	3.8	274,430,379	274,430

Total Cash Equivalent (Cost $274,430) ($ Thousands)			274,430

U.S. TREASURY OBLIGATIONS (C) (D) — 1.9%
U.S. Treasury Bills 0.212%, 12/03/09	1.8	$128,500	128,499
0.290%, 12/17/09	0.0	700	700
0.071%, 01/07/10	0.0	2,700	2,700
0.249%, 09/23/10	0.1	5,145	5,137

Total U.S. Treasury Obligations (Cost $137,029) ($ Thousands)			137,036

Total Investments — 112.2% (Cost $7,437,066) ($ Thousands)			$8,105,560

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	4,163	Dec-2009	$84,237
S&P 500 Composite Index	13	Dec-2009	242
S&P 500 E-Mini	740	Dec-2009	1,818

			$86,297

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,221,501 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $838,520 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2009 was $846,148 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

Cl	— Class

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,046,790	$—	$—	$6,046,790
Affiliated Partnerships	—	1,647,304	—	1,647,304
Cash Equivalent	274,430	—	—	274,430
U.S. Treasury Obligations	—	137,036	—	137,036

Total Investments in Securities	$6,321,220	$1,784,340	$—	$8,105,560

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$86,297	$—	$—	$86,297

Total Other Financial Instruments	$86,297	$—	$—	$86,297

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Consumer Discretionary — 9.9%
Amazon.com* (A)	0.4%	15,189	$2,064
Comcast, Cl A	0.4	130,925	1,921
Home Depot (A)	0.4	77,315	2,115
McDonald’s	0.6	50,380	3,187
Walt Disney	0.5	85,584	2,586
Other Securities	7.6		37,531

			49,404

Consumer Staples — 10.8%
Coca-Cola (A)	1.2	105,820	6,053
Colgate-Palmolive (A)	0.4	22,775	1,917
CVS Caremark	0.4	66,352	2,058
Kraft Foods, Cl A	0.4	67,015	1,781
PepsiCo	0.9	71,137	4,426
Philip Morris International	0.9	89,568	4,308
Procter & Gamble	1.7	133,274	8,310
Wal-Mart Stores	1.1	100,979	5,508
Other Securities	3.8		19,506

			53,867

Energy — 11.5%
Chevron	1.4	91,602	7,149
ConocoPhillips	0.7	67,576	3,498
Exxon Mobil	3.4	223,212	16,757
Occidental Petroleum	0.6	36,954	2,985
Schlumberger	0.7	54,600	3,488
Other Securities	4.7		23,922

			57,799

Financials — 14.6%
American Express	0.4	46,234	1,934
Bank of America	1.3	395,318	6,266
Citigroup	0.6	692,745	2,847
Goldman Sachs Group	0.8	22,975	3,898
JPMorgan Chase	1.5	171,834	7,301
Morgan Stanley	0.4	62,778	1,983
SEI (C)	0.0	5,642	99
US Bancorp	0.4	87,643	2,115

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo (A)	1.2%	217,366	$6,095
Other Securities	8.0		40,543

			73,081

Health Care — 12.4%
Abbott Laboratories	0.8	70,576	3,846
Amgen*	0.5	46,667	2,630
Bristol-Myers Squibb	0.5	90,313	2,286
Gilead Sciences*	0.4	41,850	1,927
Johnson & Johnson	1.6	126,009	7,918
Medtronic	0.4	50,985	2,164
Merck	1.0	139,343	5,046
Pfizer	1.3	368,480	6,695
Other Securities	5.9		29,652

			62,164

Industrials — 10.2%
3M	0.5	31,646	2,451
General Electric	1.6	484,023	7,754
United Parcel Service, Cl B	0.4	31,941	1,835
United Technologies	0.5	38,566	2,593
Other Securities	7.2		36,421

			51,054

Information Technology — 18.4%
Apple*	1.6	40,823	8,161
Cisco Systems*	1.2	263,527	6,166
Google, Cl A*	1.3	10,944	6,380
Hewlett-Packard	1.1	109,301	5,362
Intel	1.0	255,158	4,899
International Business Machines	1.5	60,398	7,631
Microsoft	2.1	352,400	10,364
Oracle	0.8	174,467	3,852
Qualcomm	0.7	75,550	3,400
Other Securities	7.1		36,015

			92,230

Materials — 4.0%
Monsanto	0.4	24,850	2,007
Other Securities	3.6		17,802

			19,809

Telecommunication Services — 3.0%
AT&T	1.5	269,633	7,264
Verizon Communications	0.8	129,715	4,081
Other Securities	0.7		3,623

			14,968

Utilities — 3.8%
Other Securities	3.8		19,076

Total Common Stock (Cost $407,047) ($ Thousands)			493,452

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 12.6%
SEI Liquidity Fund, L.P. 0.320% (B)**†	12.6%	63,613,253	$62,795

Total Affiliated Partnership (Cost $63,613) ($ Thousands)			62,795

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	1.2	6,208,971	6,209

Total Cash Equivalent (Cost $6,209) ($ Thousands)			6,209

U.S. TREASURY OBLIGATION — 0.2%
Other Securities	0.2		828

Total U.S. Treasury Obligation (Cost $828) ($ Thousands)			828

Total Investments — 112.6% (Cost $477,697) ($ Thousands)			$563,284

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 E-Mini	146	Dec-2009	$386
S&P Mid 400 E-Mini	4	Dec-2009	6

			$392

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $500,256 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $62,407 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2009 was $62,795 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009

†	Investment in Affiliated Security (see Note 5).

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$493,452	$—	$—	$493,452
Affiliated Partnership	—	62,795	—	62,795
Cash Equivalent	6,209	—	—	6,209
U.S. Treasury Obligation	—	828	—	828

Total Investments in Securities	$499,661	$63,623	$—	$563,284

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$392	$—	$—	$392

Total Other Financial Instruments	$392	$—	$—	$392

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 13.3%
Capella Education* (A)	0.3%	41,467	$2,956
Cato, Cl A (A)	0.3	164,537	3,148
J Crew Group*	0.3	71,625	3,065
Jarden	0.3	125,766	3,452
Life Time Fitness* (A)	0.3	161,144	3,642
MDC Partners, Cl A*	0.3	445,400	3,666
Pinnacle Entertainment*	0.2	273,945	2,896
Other Securities	11.3		137,391

			160,216

Consumer Staples — 3.5%
Del Monte Foods	0.3	283,800	2,977
Other Securities	3.2		39,290

			42,267

Energy — 5.7%
Cal Dive International*	0.3	470,737	3,418
PetroHawk Energy*	0.3	145,232	3,245
World Fuel Services	0.4	90,568	4,816
Other Securities	4.7		57,212

			68,691

Financials — 18.1%
Boston Properties‡ (A)	0.4	62,050	4,156
HCP‡	0.3	108,100	3,384
MFA Mortgage Investments‡	0.3	425,143	3,218
Nelnet, Cl A	0.3	178,675	3,104
Platinum Underwriters Holdings	0.4	136,696	4,824
Public Storage‡	0.3	45,024	3,583
Simon Property Group‡	0.3	45,764	3,325
Other Securities	15.8		192,399

			217,993

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.7%
AMAG Pharmaceuticals* (A)	0.3%	85,780	$3,207
BioMarin Pharmaceutical*	0.3	188,242	3,108
Conmed*	0.3	166,047	3,452
LHC Group* (A)	0.3	129,465	3,984
Mednax*	0.3	58,433	3,284
Phase Forward*	0.3	222,175	3,390
Other Securities	9.9		120,943

			141,368

Industrials — 16.5%
Aegean Marine Petroleum Network	0.3	175,830	4,726
Airtran Holdings*	0.3	735,361	3,030
CoStar Group* (A)	0.4	112,929	4,487
EMCOR Group*	0.4	234,218	5,574
Gardner Denver	0.2	76,177	2,851
GeoEye* (A)	0.3	98,071	3,057
TransDigm Group	0.3	78,777	3,415
Watson Wyatt Worldwide, Cl A (A)	0.2	68,984	2,852
WESCO International* (A)	0.3	136,074	3,552
Other Securities	13.8		166,119

			199,663

Information Technology — 18.3%
Arris Group* (A)	0.3	304,360	3,040
Benchmark Electronics*	0.3	199,600	3,599
Blackboard*	0.3	76,545	3,194
DTS*	0.4	169,751	5,116
Imation (A)	0.3	363,206	3,185
Manhattan Associates*	0.3	128,700	3,032
MAXIMUS	0.3	78,500	3,650
Teradyne*	0.3	352,213	3,121
VistaPrint*	0.5	104,055	5,934
Other Securities	15.3		187,445

			221,316

Materials — 4.2%
NewMarket	0.3	31,375	3,286
Other Securities	3.9		47,438

			50,724

Telecommunication Services — 1.4%
Neutral Tandem* (A)	0.3	169,966	3,921
SBA Communications, Cl A*	0.4	135,441	4,340
Other Securities	0.7		8,958

			17,219

Utilities — 3.7%
El Paso Electric*	0.4	229,900	4,552
NorthWestern	0.5	226,981	5,854

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portland General Electric (A)	0.5%	307,075	$6,022
Unisource Energy	0.3	119,458	3,562
Other Securities	2.0		24,551

			44,541

Total Common Stock (Cost $1,085,739) ($ Thousands)			1,163,998

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Other Securities	0.1		1,307

Financials — 0.1%
Other Securities	0.1		660

Total Preferred Stock (Cost $1,755) ($ Thousands)			1,967

CONVERTIBLE BONDS — 0.3%

Consumer Discretionary — 0.0%
Other Securities	0.0		315

Energy — 0.2%
Other Securities	0.2		2,481

Financials — 0.1%
Other Securities	0.1		424

Total Convertible Bonds (Cost $3,869) ($ Thousands)			3,220

AFFILIATED PARTNERSHIP — 16.2%
SEI Liquidity Fund, L.P. 0.320%**† (B)	16.2	201,493,152	195,330

Total Affiliated Partnership (Cost $201,493) ($ Thousands)			195,330

WARRANTS — 0.0%
Other Securities	0.0		118

Total Warrants (Cost $53) ($ Thousands)			118

EXCHANGE TRADED FUNDS — 0.0%
Other Securities	0.0		711

Total Exchange Traded Funds (Cost $758) ($ Thousands)			711

RIGHT — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Right (Cost $0) ($ Thousands)			—

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	3.3%	39,871,487	$39,871

Total Cash Equivalent (Cost $39,871) ($ Thousands)			39,871

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills 0.142%, 12/03/09	0.3	$3,070	3,070
0.068%, 01/07/10	0.1	1,800	1,800

Total U.S. Treasury Obligations (Cost $4,870) ($ Thousands)			4,870

Total Investments — 116.8% (Cost $1,338,408) ($ Thousands)			$1,410,085

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-Mini	461	Dec-2009	$369

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,206,896 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $150,257 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2009 was $195,330 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,163,385	$257	$356	$1,163,998
Affiliated Partnership	—	195,330	—	195,330
Convertible Bonds	—	2,439	781	3,220
Preferred Stock	—	1,307	660	1,967
Exchange Traded Funds	711	—	—	711
Warrants	1	117	—	118
Right	—	—	—	—
Cash Equivalent	39,871	—	—	39,871
U.S. Treasury Obligations	—	4,870	—	4,870

Total Investments in Securities	$1,203,968	$204,320	$1,797	$1,410,085

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$369	$—	$—	$369

Total Other Financial Instruments	$369	$—	$—	$369

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock
Beginning balance as of June 1, 2009	$—	$321	$—
Accrued discounts/premiums	—	12	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	100	—
Net purchases/sales	—	348	660
Net transfer in and/or out of Level 3	356	—	—

Ending balance as of November 30, 2009	$356	$781	$660

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$63	$—

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 14.8%
American Eagle Outfitters	0.3%	426,930	$6,566
Dick’s Sporting Goods* (A)	0.3	304,324	6,318
Hanesbrands*	0.3	255,900	6,144
Jones Apparel Group	0.3	300,677	5,096
Life Time Fitness* (A)	0.2	214,910	4,857
National CineMedia	0.3	375,560	5,487
PetSmart	0.4	325,507	8,379
Scientific Games, Cl A*	0.3	406,137	5,747
Other Securities	12.4		263,295

			311,889

Consumer Staples — 3.3%
Dean Foods*	0.3	346,302	5,506
Herbalife	0.3	133,520	5,600
Other Securities	2.7		55,026

			66,132

Energy — 5.2%
World Fuel Services	0.2	124,249	6,608
Other Securities	5.0		100,960

			107,568

Financials — 17.9%
American Financial Group	0.3	215,335	5,224
Boston Properties‡ (A)	0.5	144,995	9,712
HCP‡	0.3	196,850	6,161
Public Storage‡ (A)	0.3	82,004	6,526
Reinsurance Group of America, Cl A	0.3	110,034	5,117
Riskmetrics Group* (A)	0.2	339,329	5,066
Signature Bank NY*	0.2	155,492	4,817
Simon Property Group‡	0.3	83,314	6,054
Other Securities	15.5		324,300

			372,977

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.4%
King Pharmaceuticals* (A)	0.3%	566,174	$6,698
LHC Group* (A)	0.2	159,697	4,914
Mednax*	0.3	92,375	5,192
Other Securities	11.6		240,318

			257,122

Industrials — 14.3%
BE Aerospace*	0.3	344,225	6,633
Corrections of America* (A)	0.3	227,567	5,687
CoStar Group* (A)	0.3	175,008	6,953
Gardner Denver	0.5	280,453	10,497
IHS, Cl A*	0.3	122,210	6,145
JB Hunt Transport Services (A)	0.3	166,201	5,295
Resources Connection*	0.3	334,303	6,442
SYKES Enterprises*	0.4	359,093	8,816
WESCO International*	0.3	201,267	5,253
Other Securities	11.3		237,210

			298,931

Information Technology — 17.8%
Equinix* (A)	0.5	118,286	11,378
Gartner*	0.3	375,684	7,108
GSI Commerce* (A)	0.6	574,579	12,836
Jabil Circuit	0.3	488,360	6,500
SkillSoft ADR*	0.3	595,073	5,843
Solera Holdings	0.3	183,302	6,408
Trimble Navigation* (A)	0.3	253,488	5,660
VistaPrint*	0.7	238,619	13,608
Vocus* (A)	0.3	350,804	5,732
Other Securities	14.2		301,043

			376,116

Materials — 6.3%
Celanese, Cl A	0.2	162,071	4,823
Nalco Holding	0.3	217,077	5,310
Rockwood Holdings* (A)	0.2	218,580	4,920
Silgan Holdings	0.3	96,606	5,175
Other Securities	5.3		108,145

			128,373

Telecommunication Services — 1.9%
NII Holdings*	0.3	224,795	6,699
SBA Communications, Cl A* (A)	0.7	444,441	14,240
Other Securities	0.9		20,439

			41,378

Utilities — 3.7%
AGL Resources	0.3	168,227	5,812
Great Plains Energy	0.3	303,648	5,405
Portland General Electric	0.4	373,658	7,327

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Securities	2.7%		$58,696

			77,240

Total Common Stock (Cost $1,837,412) ($ Thousands)			2,037,726

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill (C) 0.130%, 12/03/09	0.5%	$8,970	$8,970
0.065%, 01/07/10	0.0	400	400

Total U.S. Treasury Obligations (Cost $9,370) ($ Thousands)			9,370

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Other Securities	0.1		1,649

Financials — 0.1%
Other Securities	0.1		1,440

Total Preferred Stock (Cost $2,830) ($ Thousands)			3,089

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Other Securities	0.0		315

Energy — 0.1%
Other Securities	0.1		1,870

Financials — 0.0%
Other Securities	0.0		409

Total Convertible Bonds (Cost $3,654) ($ Thousands)			2,594

WARRANTS — 0.0%
Other Securities	0.0		176

Total Warrants (Cost $196) ($ Thousands)			176

EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0		947

Total Exchange Traded Fund (Cost $974) ($ Thousands)			947

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P., 0.320%**† (B)	14.3	306,891,896	299,398

Total Affiliated Partnership (Cost $306,892) ($ Thousands)			299,398

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	2.3	48,116,451	48,116

Total Cash Equivalent (Cost $48,116) ($ Thousands)			48,116

Total Investments — 115.0% (Cost $2,209,444) ($ Thousands)			$2,401,416

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-Mini	200	Dec-2009	$208
S&P Mid 400 Index E-Mini	128	Dec-2009	264

			$472

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,087,757 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5)

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $239,050 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2009 was $299,398 ($ Thousands).

(C)	Rate reported is effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,036,933	$479	$314	$2,037,726
U.S. Treasury Obligations	—	9,370	—	9,370
Preferred Stock	—	1,649	1,440	3,089
Convertible Bonds	—	2,146	448	2,594
Exchange Traded Fund	947	—	—	947
Warrants	22	154	—	176
Affiliated Partnership	—	299,398	—	299,398
Cash Equivalent	48,116	—	—	48,116

Total Investments in Securities	$2,086,018	$313,196	$2,202	$2,401,416

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$472	$—	$—	$472

Total Other Financial Instruments	$472	$—	$—	$472

*	Futures contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund (concluded)

November 30, 2009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds
Beginning balance as of June 1, 2009	$—	$—	$384
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	64
Net purchases/sales	—	1,440	—
Net transfer in and/or out of Level 3	306	—	—

Ending balance as of November 30, 2009	$306	$1,440	$448

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—	$—	$46

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 6.9%
priceline.com*	0.5%	7,078	$1,515
Strayer Education	0.5	8,304	1,640
Other Securities	5.9		16,955

			20,110

Consumer Staples — 15.5%
Altria Group	1.1	171,941	3,234
Brown-Forman, Cl B	0.9	50,788	2,599
Campbell Soup	0.7	55,513	1,941
Hormel Foods	1.6	122,726	4,605
Lorillard	1.2	44,766	3,488
Philip Morris International	1.2	71,620	3,444
Reynolds American	1.3	72,368	3,616
Sysco	1.2	131,280	3,550
Tyson Foods, Cl A	0.7	172,715	2,076
Other Securities	5.6		16,384

			44,937

Energy — 4.5%
Chevron	0.8	27,607	2,154
Exxon Mobil	0.6	24,335	1,827
Other Securities	3.1		9,155

			13,136

Financials — 13.2%
Bank of Hawaii	0.9	58,591	2,678
Commerce Bancshares	1.3	97,077	3,902
Cullen/Frost Bankers	1.0	59,594	2,862
People’s United Financial	1.0	180,791	2,945
TFS Financial	0.8	213,898	2,391
Other Securities	8.2		23,589

			38,367

Health Care — 21.8%
Abbott Laboratories	1.6	83,042	4,525
AmerisourceBergen	1.7	203,890	5,034
Amgen*	1.3	65,222	3,675
Baxter International	0.7	39,470	2,153

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Becton Dickinson	1.1%	41,209	$3,082
Biogen Idec*	1.3	78,347	3,678
C.R. Bard	0.9	30,751	2,528
Cardinal Health	0.7	60,456	1,948
Edwards Lifesciences*	0.7	24,812	2,042
Forest Laboratories*	0.9	89,323	2,739
Genzyme*	1.2	70,659	3,582
Gilead Sciences*	1.1	67,560	3,111
Johnson & Johnson	1.2	55,053	3,459
McKesson	1.6	76,878	4,768
Techne	1.3	56,762	3,853
Other Securities	4.5		12,916

			63,093

Industrials — 4.1%
Other Securities	4.1		11,834

Information Technology — 12.0%
Analog Devices	0.9	81,601	2,447
Google, Cl A*	1.3	6,291	3,668
Intel	1.1	164,594	3,160
International Business Machines	0.7	16,729	2,114
Tech Data*	1.0	67,553	2,845
Texas Instruments	1.2	142,338	3,600
Visa, Cl A	0.9	32,022	2,594
Other Securities	4.9		14,432

			34,860

Materials — 3.6%
Newmont Mining	1.2	64,067	3,436
Other Securities	2.4		6,922

			10,358

Telecommunication Services — 2.6%
AT&T	0.6	59,600	1,606
Verizon Communications	0.5	50,894	1,601
Other Securities	1.5		4,146

			7,353

Utilities — 11.7%
AGL Resources	0.7	57,898	2,001
Atmos Energy	0.8	82,948	2,272
Nicor	0.9	70,258	2,751
NSTAR	0.7	58,287	1,931
Sempra Energy	0.6	30,350	1,613
Vectren	0.7	82,749	1,944
Wisconsin Energy	1.0	66,796	3,012
Other Securities	6.3		18,414

			33,938

Total Common Stock (Cost $238,672) ($ Thousands)			277,986

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	3.7%	10,718	$10,718

Total Cash Equivalent (Cost $10,718) ($ Thousands)			10,718

U.S. TREASURY OBLIGATION — 0.4%
Other Securities	0.4		1,200

Total U.S. Treasury Obligation (Cost $1,200) ($ Thousands)			1,200

Total Investments — 100.0% (Cost $250,590)($ Thousands)			$289,904

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-Mini	45	Dec-2009	$127

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $289,962 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$277,986	$—	$—	$277,986
Cash Equivalent	10,718	—	—	10,718
U.S. Treasury Obligation	—	1,200	—	1,200

Total Investments in Securities	$288,704	$1,200	$—	$289,904

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$127	$—	$—	$127

Total Other Financial Instruments	$127	$—	$—	$127

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.7%

Argentina — 0.1%
Other Securities	0.1%		$781

Australia — 5.6%
Australia & New Zealand Banking Group	0.4	138,654	2,811
BHP Billiton	1.1	224,891	8,502
Rio Tinto	0.4	39,411	2,585
Other Securities	3.7		28,257

			42,155

Austria — 0.2%
Other Securities	0.2		1,876

Belgium — 1.3%
InBev	0.4	51,591	2,575
Other Securities	0.9		7,479

			10,054

Brazil — 0.4%
Other Securities	0.4		3,272

Canada — 1.7%
Other Securities	1.7		12,673

Chile — 0.3%
Banco Santander Chile ADR	0.1	8,109	493
Other Securities	0.2		1,929

			2,422

China — 0.5%
Other Securities	0.5		4,117

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cyprus — 0.0%
Other Securities	0.0%		$206

Denmark — 0.6%
Other Securities	0.6		4,847

Finland — 0.9%
Other Securities	0.9		6,852

France — 7.2%
BNP Paribas	0.9	80,932	6,683
Sanofi-Aventis	1.2	121,621	9,188
Total (A)	0.6	74,550	4,612
Other Securities	4.5		33,891

			54,374

Germany — 6.6%
BASF	0.5	67,085	4,045
Deutsche Bank (A)	0.5	53,410	3,853
Deutsche Post	0.5	179,195	3,355
E.ON	0.7	126,993	5,022
Siemens	0.8	62,742	6,147
Other Securities	3.6		27,034

			49,456

Greece — 0.8%
Other Securities	0.8		5,812

Guernsey — 0.1%
Other Securities	0.1		846

Hong Kong — 3.0%
BOC Hong Kong Holdings	0.4	1,206,819	2,769
Hang Seng Bank	0.1	34,645	507
Sun Hung Kai Properties	0.5	248,891	3,690
Other Securities	2.0		15,477

			22,443

India — 0.7%
Other Securities	0.7		5,106

Indonesia — 0.1%
Other Securities	0.1		403

Ireland — 0.1%
Other Securities	0.1		895

Israel — 0.2%
Other Securities	0.2		1,753

Italy — 2.6%
Banca Intesa	0.4	644,144	2,790
Enel (A)	0.5	667,376	3,993

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	1.7%		$12,541

			19,324

Japan — 17.2%
Canon	0.5	98,500	3,808
East Japan Railway	0.4	44,700	3,165
Honda Motor	0.7	156,400	4,902
Mitsubishi	0.7	219,400	4,966
Nippon Telegraph & Telephone	0.4	76,500	3,330
Nissan Motor	0.6	561,000	4,077
Sumitomo Mitsui Financial Group	0.4	77,600	2,567
Toyota Motor	0.4	82,200	3,283
Other Securities	13.1		98,875

			128,973

Jersey — 0.0%
Other Securities	0.0		174

Mauritius — 0.1%
Other Securities	0.1		447

Netherlands — 4.7%
Royal Dutch Shell, Cl A	0.7	168,571	5,009
Royal Dutch Shell, Cl B	0.5	134,793	3,842
Royal Dutch Shell, Cl A (GBP)	0.3	76,989	2,275
Unilever (A)	0.6	144,258	4,419
Other Securities	2.6		19,494

			35,039

New Zealand — 0.1%
Other Securities	0.1		1,149

Norway — 0.9%
Other Securities	0.9		6,576

Papua New Guinea — 0.0%
Other Securities	0.0		211

Portugal — 0.4%
Other Securities	0.4		2,865

Russia — 0.3%
Other Securities	0.3		2,034

Singapore — 1.7%
DBS Group Holdings	0.5	341,000	3,525
Other Securities	1.2		8,895

			12,420

South Africa — 0.1%
Other Securities	0.1		537

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Korea — 0.2%
Other Securities	0.2%		$1,375

Spain — 3.8%
Banco Bilbao Vizcaya Argentaria (A)	0.6	249,832	4,705
Banco Santander Central Hispano	1.2	515,305	8,827
Telefonica	1.1	280,160	8,042
Other Securities	0.9		7,129

			28,703

Sweden — 1.8%
Electrolux, Cl B	0.4	110,289	2,692
Other Securities	1.4		10,468

			13,160

Switzerland — 8.1%
Credit Suisse Group	1.0	136,879	7,088
Nestle	1.4	219,078	10,358
Novartis	1.1	154,627	8,584
Roche Holding	0.8	36,129	5,911
Xstrata	0.6	264,593	4,642
Zurich Financial Services	0.5	17,434	3,757
Other Securities	2.7		20,417

			60,757

Taiwan — 0.6%
Other Securities	0.6		4,232

Turkey — 0.2%
Other Securities	0.2		1,434

United Kingdom — 16.0%
AstraZeneca	1.2	192,291	8,574
Barclays	0.6	896,865	4,303
BG Group	0.4	185,035	3,349
BHP Billiton	0.7	170,692	5,203
BP	1.8	1,432,719	13,510
British American Tobacco	0.7	162,923	4,939
GlaxoSmithKline	0.7	269,954	5,569
HSBC Holdings	1.3	875,347	10,156
Imperial Tobacco Group	0.4	100,478	2,915
Rio Tinto	0.5	64,660	3,277
Standard Chartered	0.5	150,361	3,662
Vodafone Group	0.5	1,599,902	3,600
Other Securities	6.7		51,098

			120,155

United States — 0.5%
Other Securities	0.5		3,191

Total Common Stock (Cost $583,153) ($ Thousands)			673,099

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 1.9%

Agency Mortgage-Backed Obligations — 0.3%
Other Securities	0.3		2,208

Non-Agency Mortgage-Backed Obligations — 1.6%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	0.1	$565	565
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl A2
5.017%, 08/15/38	0.0	190	191
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	0.0	202	208
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3, Cl A3
3.382%, 05/15/38	0.0	132	133
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	0.0	127	127
Other Securities	1.5		10,766

			11,990

Total Mortgage-Backed Securities (Cost $15,276) ($ Thousands)			14,198

ASSET-BACKED SECURITIES — 1.4%

Automotive — 0.4%
Other Securities	0.4%		$3,264

Credit Cards — 0.6%
Other Securities	0.7		5,070

Mortgage Related Securities — 0.4%
Other Securities	0.4		2,351

Total Asset-Backed Securities (Cost $11,759) ($ Thousands)			10,685

PREFERRED STOCK — 0.8%

Brazil — 0.4%
Other Securities	0.4		2,920

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Germany — 0.4%
Other Securities	0.4%		$2,827

Total Preferred Stock (Cost $5,006) ($ Thousands)			5,747

RIGHTS — 0.1%

Australia — 0.0%
Other Securities	0.0		—

Belgium — 0.0%
Other Securities	0.0		—

Germany — 0.0%
Other Securities	0.0		34

Italy — 0.0%
Other Securities	0.0		1

Netherlands — 0.1%
Other Securities	0.1		266

Norway — 0.0%
Other Securities	0.0		126

Spain — 0.0%
Other Securities	0.0		7

United Kingdom — 0.0%
Other Securities	0.0		27

Total Rights (Cost $272) ($ Thousands)			461

WARRANTS — 0.0%
Other Securities	0.0		16

Total Warrants (Cost $0) ($ Thousands)			16

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		284

Total Corporate Obligation (Cost $490) ($ Thousands)			284

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.320%*† (B)	4.5	34,392,748	33,521

Total Affiliated Partnership (Cost $34,393) ($ Thousands)			33,521

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%*†	2.5%	18,774,658	$18,775

Total Cash Equivalent (Cost $18,775) ($ Thousands)			18,775

U.S. TREASURY OBLIGATIONS — 0.4% (C)
Other Securities	0.4		2,820

Total U.S. Treasury Obligations (Cost $2,820) ($ Thousands)			2,820

Total Investments — 101.3% (Cost $671,944) ($ Thousands)			$759,606

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
1/25/10	AUD	2,864	USD	2,567	$(40)
1/25/10	USD	2,631	AUD	2,864	(25)

					$(65)

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	244	Dec-2009	$159
E-Mini MSCI EAFE	4	Dec-2009	2
FTSE 100 Index	73	Dec-2009	216
Hang Seng Index	2	Dec-2009	1
Nikkei 225 Index	13	Dec-2009	(47)
SPI 200 Index	11	Dec-2009	28
Topix Index	24	Dec-2009	(90)

			$269

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at November 30, 2009, is as follows:

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
JPMorgan Chase Bank	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 25 Bps	Price Return	10/15/10	32,906	$(197)

Percentages are based on a Net Assets of $750,119 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2009 (see Note 11). The total value of securities on loan at November 30, 2009 was $31,767 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2009 was $33,521 ($Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

Cl — Class

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

Ser — Series

DJ — Dow Jones

SPI — Share Price Index

FTSE — Financial Times and the London Stock Exchange

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$671,665	$1,434	$—	$673,099
Mortgage-Backed Securities	—	14,198	—	14,198
Asset-Backed Securities	—	10,685	—	10,685
Preferred Stock	5,747	—	—	5,747
Rights	461	—	—	461
Corporate Obligation	—	284	—	284
Warrants	16	—	—	16
Affiliated Partnership	—	33,521	—	33,521
Cash Equivalent	18,775	—	—	18,775
U.S. Treasury Obligations	—	2,820	—	2,820

Total Investments in Securities	$696,664	$62,942	$—	$759,606

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$269	$—	$—	$269
Forwards	—	(65)	—	(65)
Total Return Swap	—	(197)	—	(197)

Total Other Financial Instruments	$269	$(262)	$—	$7

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.6%

Argentina — 0.2%
Other Securities	0.2%		$5,265

Australia — 4.2%
BHP Billiton	0.8	662,008	25,026
Other Securities	3.4		118,123

			143,149

Austria — 0.2%
Other Securities	0.2		7,816

Belgium — 1.1%
Other Securities	1.1		36,978

Brazil — 2.0%
Other Securities	2.0		70,357

Canada — 4.7%
Royal Bank of Canada (A)	0.4	248,801	13,407
Other Securities	4.3		146,075

			159,482

Chile — 0.3%
Other Securities	0.3		9,361

China — 2.5%
Bank of China	0.5	28,105,000	15,847
Industrial & Commercial Bank of China	0.4	16,176,000	13,671
Other Securities	1.6		56,187

			85,705

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.0%
Other Securities	0.0%		$383

Cyprus — 0.0%
Other Securities	0.0		930

Czech Republic — 0.1%
Other Securities	0.1		2,557

Denmark — 0.5%
Other Securities	0.5		16,326

Egypt — 0.1%
Other Securities	0.1		3,967

Finland — 0.7%
Other Securities	0.7		24,045

France — 5.3%
BNP Paribas	0.6	259,027	21,389
Sanofi-Aventis	1.0	429,619	32,457
Total (A)	0.4	220,764	13,659
Other Securities	3.3		112,315

			179,820

Germany — 5.3%
BASF	0.4	243,709	14,694
Deutsche Bank (A)	0.4	185,250	13,365
Deutsche Post	0.4	617,377	11,558
E.ON	0.5	430,751	17,034
Siemens	0.7	222,746	21,824
Other Securities	2.9		100,471

			178,946

Greece — 0.6%
Other Securities	0.6		21,839

Guernsey — 0.1%
Other Securities	0.1		3,435

Hong Kong — 3.5%
Hang Seng Bank	0.1	97,800	1,431
Sun Hung Kai Properties	0.4	872,000	12,928
Other Securities	3.0		105,432

			119,791

Hungary — 0.1%
Other Securities	0.1		3,994

India — 1.9%
Other Securities	1.9		63,232

Indonesia — 0.4%
Other Securities	0.4		14,149

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Continued)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Ireland — 0.1%
Other Securities	0.1%		$3,801

Israel — 0.7%
Other Securities	0.7		22,459

Italy — 2.0%
Enel (A)	0.4	2,188,224	13,092
Other Securities	1.6		54,943

			68,035

Japan — 13.4%
Canon	0.4	338,300	13,077
East Japan Railway	0.4	162,600	11,514
Honda Motor	0.5	555,900	17,423
Mitsubishi	0.5	793,200	17,955
Nissan Motor	0.4	2,024,300	14,710
Toyota Motor	0.4	289,000	11,541
Other Securities	10.8		368,750

			454,970

Jersey — 0.0%
Other Securities	0.0		603

Kazakhstan — 0.1%
Other Securities	0.1		1,856

Malaysia — 0.5%
Other Securities	0.5		16,352

Mauritius — 0.0%
Other Securities	0.0		1,422

Mexico — 1.3%
America Movil, Ser L	0.5	6,485,309	15,690
Other Securities	0.8		30,031

			45,721

Netherlands — 3.8%
Royal Dutch Shell, Cl A	0.5	552,025	16,402
Royal Dutch Shell, Cl A (GBP)	0.2	304,836	9,007
Royal Dutch Shell, Cl B	0.4	449,814	12,822
Unilever (A)	0.6	671,454	20,570
Other Securities	2.1		71,079

			129,880

New Zealand — 0.1%
Other Securities	0.1		3,987

Norway — 0.8%
Other Securities	0.8		28,310

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Pakistan — 0.1%
Other Securities	0.1%		$2,121

Panama — 0.1%
Other Securities	0.1		2,078

Papua New Guinea — 0.0%
Other Securities	0.0		644

Philippines — 0.1%
Other Securities	0.1		2,478

Poland — 0.2%
Other Securities	0.2		6,668

Portugal — 0.3%
Other Securities	0.3		10,192

Russia — 1.5%
Gazprom OAO ADR	0.5	654,025	14,859
Other Securities	1.0		34,862

			49,721

Singapore — 1.1%
Other Securities	1.1		37,849

South Africa — 1.3%
Other Securities	1.3		43,198

South Korea — 3.0%
Samsung Electronics	0.7	39,024	24,164
Other Securities	2.3		77,049

			101,213

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria (A)	0.5	814,896	15,348
Banco Santander Central Hispano	0.9	1,830,682	31,360
Telefonica	0.8	896,220	25,727
Other Securities	0.7		26,990

			99,425

Sweden — 1.4%
Other Securities	1.4		46,144

Switzerland — 6.1%
Credit Suisse Group	0.7	421,713	21,836
Nestle	1.0	689,804	32,613
Novartis	1.0	591,497	32,836
Roche Holding	0.6	130,669	21,378
Xstrata	0.5	906,614	15,905
Zurich Financial Services	0.4	60,490	13,034

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	1.9%		$69,625

			207,227

Taiwan — 2.6%
HON HAI Precision Industry	0.3	2,736,708	11,566
Other Securities	2.3		75,832

			87,398

Thailand — 0.7%
Other Securities	0.7		24,862

Turkey — 0.9%
Other Securities	0.9		32,075

United Kingdom — 12.2%
Anglo American	0.3	264,324	11,291
AstraZeneca	0.9	661,895	29,513
Barclays	0.4	2,719,804	13,049
BG Group	0.3	632,356	11,447
BHP Billiton	0.5	610,525	18,611
BP	1.3	4,856,780	45,798
British American Tobacco	0.5	559,766	16,967
GlaxoSmithKline	0.5	905,580	18,681
HSBC Holdings	1.0	2,893,887	33,577
Rio Tinto	0.4	237,535	12,038
Standard Chartered	0.4	558,233	13,595
Vodafone Group	0.4	5,997,391	13,494
Other Securities	5.3		176,910

			414,971

United States — 0.5%
Other Securities	0.5		17,508

Total Common Stock (Cost $2,673,991) ($ Thousands)			3,114,695

PREFERRED STOCK — 1.9%

Brazil — 1.7%
Petroleo Brasileiro	0.5	838,500	18,625
Other Securities	1.2		38,347

			56,972

France — 0.0%
Other Securities	0.0		560

Germany — 0.2%
Other Securities	0.2		5,907

Total Preferred Stock (Cost $42,433) ($ Thousands)			63,439

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 0.8%

Automotive — 0.1%
Other Securities	0.1		$6,431

Credit Cards — 0.4%
Other Securities	0.4		11,005

Mortgage Related Securities — 0.3%
Other Securities	0.3		8,767

Total Asset-Backed Securities (Cost $29,828) ($ Thousands)			26,203

MORTGAGE-BACKED SECURITIES — 0.9%

Agency Mortgage-Backed Obligations — 0.2%
Other Securities	0.2		5,498

Non-Agency Mortgage-Backed Obligations — 0.7%
Other Securities	0.7%		24,389

Total Mortgage-Backed Securities (Cost $33,226) ($ Thousands)			29,887

RIGHTS — 0.0%

Australia — 0.0%
Other Securities	0.0		—

Belgium — 0.0%
Other Securities	0.0		—

Germany — 0.0%
Other Securities	0.0		138

Italy — 0.0%
Other Securities	0.0		2

Netherlands — 0.0%
Other Securities	0.0		914

Norway — 0.0%
Other Securities	0.0		388

Spain — 0.0%
Other Securities	0.0		17

United Kingdom — 0.0%
Other Securities	0.0		493

Total Rights (Cost $1,580) ($ Thousands)			1,952

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WARRANTS — 0.0%
Other Securities	0.0%		$50

Total Warrants (Cost $0) ($ Thousands)			50

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill (C)(D)
0.161%, 12/03/09	0.5	$18,000	18,000
0.285%, 12/17/09	0.0	1,315	1,315
0.291%, 01/07/10	0.1	3,100	3,100
0.010%, 02/25/10	0.2	5,000	4,999

Total U.S. Treasury Obligations (Cost $27,414) ($ Thousands)			27,414

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		316

Total Corporate Obligation (Cost $545) ($ Thousands)			316

AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P. 0.320%*† (B)	4.8	164,829,238	162,670

Total Affiliated Partnership (Cost $164,829) ($ Thousands)			162,670

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%*†	2.0	68,710,600	68,711

Total Cash Equivalent (Cost $68,711) ($ Thousands)			68,711

Total Investments — 102.8% (Cost $3,042,557) ($ Thousands)			$3,495,337

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	784	Dec-2009	$432
E-Mini MSCI EAFE	28	Dec-2009	45
E-Mini MSCI Emerging Markets	351	Dec-2009	1,309
FTSE 100 Index	227	Dec-2009	678
Hang Seng Index	15	Dec-2009	(2)
Nikkei 225 Index	53	Dec-2009	(279)
S&P/TSE 60 Index	111	Dec-2009	416
SPI 200 Index	89	Dec-2009	237
Topix Index	234	Dec-2009	(890)

			$1,946

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
12/3/09	USD	5,607	CAD	5,910	$(1)
1/25/10	AUD	11,589	USD	10,386	(161)
1/25/10	USD	10,646	AUD	11,589	(100)

					$(262)

A summary of outstanding swap agreements held by the Fund at November 30, 2009, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR	Price Return	01/13/10	35,849	$(81)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	1-Month LIBOR	Price Return	08/03/10	17,365	617

						$536

Percentages are based on a Net Assets of $3,401,044 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at November 30, 2009 (see Note 11). The total value of securities on loan at November 30, 2009 was $154,501 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2009 was $162,170 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open future contracts.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

S&P — Standard & Poor’s

SPI — Share Price Index

Ser — Series

TSE — Toronto Stock Exchange

USD — U.S. Dollar

24	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,081,441	$33,254	$—	$3,114,695
Preferred Stock	63,439	—	—	63,439
Mortgage-Backed Securities	—	29,887	—	29,887
Asset-Backed Securities	—	26,203	—	26,203
Rights	1,952	—	—	1,952
Corporate Obligation	—	316	—	316
Warrants	50	—	—	50
Affiliated Partnership	—	162,670	—	162,670
Cash Equivalent	68,711	—	—	68,711
U.S. Treasury Obligations	—	27,414	—	27,414

Total Investments in Securities	$3,215,593	$279,744	$—	$3,495,337

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,946	$—	$—	$1,946
Forwards	—	(262)	—	(262)
Total Return Swaps	—	536	—	536

Total Other Financial Instruments	$1,946	$274	$—	$2,220

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%

Argentina — 0.0%
Other Securities	0.0%		$27

Australia — 4.4%
Australia & New Zealand Banking Group	0.4	13,948	283
Commonwealth Bank of Australia	0.4	6,169	298
Rio Tinto	0.4	5,035	330
Woolworths	0.4	12,774	328
Other Securities	2.8		2,030

			3,269

Austria — 0.2%
Other Securities	0.2		157

Belgium — 1.0%
InBev	0.5	7,418	370
Other Securities	0.5		368

			738

Brazil — 1.2%
Other Securities	1.2		912

Canada — 7.2%
EnCana	0.4	6,169	331
Royal Bank of Canada	0.5	7,200	388
Other Securities	6.3		4,662

			5,381

Chile — 0.3%
Other Securities	0.3		250

China — 3.2%
Industrial & Commercial Bank of China	0.7	571,000	483
Other Securities	2.5		1,868

			2,351

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Colombia — 0.1%
Other Securities	0.1%		$72

Czech Republic — 0.1%
Other Securities	0.1		120

Denmark — 0.5%
Other Securities	0.5		404

Egypt — 0.2%
Other Securities	0.2		158

Finland — 0.6%
Other Securities	0.6		422

France — 4.8%
France Telecom	0.4	12,024	313
Sanofi-Aventis	0.9	8,882	671
Other Securities	3.5		2,622

			3,606

Germany — 4.1%
Allianz	0.4	2,197	270
BASF	0.6	7,129	430
Bayerische Motoren Werke	0.4	5,891	278
Deutsche Bank	0.4	4,385	316
E.ON	0.6	11,243	445
Other Securities	1.7		1,318

			3,057

Greece — 0.6%
Other Securities	0.6		469

Hong Kong — 3.3%
Other Securities	3.3		2,371

Hungary — 0.2%
Other Securities	0.2		144

India — 2.2%
HDFC Bank ADR	0.6	3,471	467
Infosys Technologies ADR	0.9	13,222	674
Other Securities	0.7		517

			1,658

Indonesia — 0.6%
Other Securities	0.6		417

Ireland — 0.1%
Other Securities	0.1		72

Israel — 1.0%
Other Securities	1.0		767

Italy — 2.0%
Enel	0.4	48,532	290
Other Securities	1.6		1,166

			1,456

26	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Japan — 13.3%
Asahi Glass	0.4%	31,000	$272
Canon	0.5	9,000	348
Honda Motor	0.6	14,235	446
JFE Holdings	0.5	10,200	336
Mitsubishi	0.6	20,800	471
Toyota Motor	0.6	10,333	413
Other Securities	10.1		7,630

			9,916

Malaysia — 0.5%
Other Securities	0.5		368

Mauritius — 0.1%
Other Securities	0.1		51

Mexico — 1.1%
America Movil, Ser L	0.4	116,200	281
Other Securities	0.7		522

			803

Netherlands — 2.2%
Akzo Nobel	0.4	4,706	298
Koninklijke Philips Electronics	0.4	10,390	284
Other Securities	1.4		1,032

			1,614

New Zealand — 0.0%
Other Securities	0.0		5

Norway — 0.8%
Other Securities	0.8		615

Papua New Guinea — 0.0%
Other Securities	0.0		26

Peru — 0.0%
Other Securities	0.0		12

Philippines — 0.1%
Other Securities	0.1		45

Poland — 0.4%
Other Securities	0.4		302

Portugal — 0.7%
Other Securities	0.7		497

Russia — 0.8%
Other Securities	0.8		591

Singapore — 1.3%
Other Securities	1.3		978

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Africa — 1.6%
Other Securities	1.6%		$1,207

South Korea — 2.3%
Samsung Electronics	0.4	520	322
Other Securities	1.9		1,411

			1,733

Spain — 3.7%
Banco Bilbao Vizcaya Argentaria	0.7	27,711	522
Banco Santander Central Hispano	1.3	56,283	964
Telefonica	1.2	32,423	931
Other Securities	0.5		345

			2,762

Sweden — 2.1%
Svenska Cellulosa, Cl B	0.4	20,793	286
Other Securities	1.7		1,239

			1,525

Switzerland — 7.4%
Credit Suisse Group	1.1	15,610	808
Nestle	1.1	16,750	792
Novartis	1.5	19,768	1,097
Roche Holding	0.8	3,452	565
Xstrata	0.9	36,841	646
Other Securities	2.0		1,561

			5,469

Taiwan — 2.7%
Taiwan Semiconductor Manufacturing	0.4	156,769	298
Other Securities	2.3		1,721

			2,019

Thailand — 0.3%
Other Securities	0.3		211

Turkey — 0.6%
Other Securities	0.6		477

United Kingdom — 13.3%
Anglo American	0.6	9,536	407
AstraZeneca	1.0	16,606	740
Barclays	0.7	107,310	515
BG Group	0.5	18,551	336
BHP Billiton	0.6	13,930	425
BP	1.3	101,507	957
British American Tobacco	0.6	15,275	463
GlaxoSmithKline	0.8	29,938	618
Rio Tinto	0.7	10,791	547
Vodafone Group	0.5	169,129	380
Other Securities	6.0		4,488

			9,876

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund (Concluded)

November 30, 2009

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

United States — 0.1%
Other Securities	0.1%		$67

Total Common Stock (Cost $63,307) ($ Thousands)			69,447

PREFERRED STOCK — 2.7%

Brazil — 2.5%
Cia Vale do Rio Doce, Cl A	0.7	21,900	531
Telecomunicacoes de Sao Paulo	0.1	2,300	57
Other Securities	1.7		1,277

			1,865

France — 0.0%
Other Securities	0.0		14

Germany — 0.2%
Other Securities	0.2		124

Total Preferred Stock (Cost $1,784) ($ Thousands)			2,003

WARRANTS — 0.0%
Other Securities	0.0		1

Total Warrants (Cost $0) ($ Thousands)			1

RIGHTS — 0.0%

Belgium — 0.0%
Other Securities	0.0		—

Italy — 0.0%
Other Securities	0.0		1

Norway — 0.0%
Other Securities	0.0		12

Spain — 0.0%
Other Securities	0.0		—

United Kingdom — 0.0%
Other Securities	0.0		19

Total Rights (Cost $19) ($ Thousands)			32

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%*†	1.5%	1,098,507	$1,099

Total Cash Equivalent (Cost $1,099) ($ Thousands)	1,099

U.S. TREASURY OBLIGATION (A) (B) — 1.2%
U.S. Treasury Bills 0.130%, 12/03/09	1.2	$925	925

Total U.S. Treasury Obligation (Cost $925) ($ Thousands)			925

Total Investments — 98.7% (Cost $67,134) ($ Thousands)			$73,507

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	19	Dec-2009	$20
FTSE 100 Index	6	Dec-2009	18
Hang Seng Index	1	Dec-2009	—
S&P/TSE 60 Index	1	Dec-2009	7
SPI 200 Index	1	Dec-2009	2
Topix Index	5	Dec-2009	(23)

			$24

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $74,441 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR	— American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

S&P — Standard & Poor’s

SPI — Share Price Index

Ser	— Series

TSE — Toronto Stock Exchange

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest unaffiliated holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

28	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,924	$523	$—	$69,447
Preferred Stock	2,003	—	—	2,003
Rights	32	—	—	32
Warrants	1	—	—	1
Cash Equivalent	1,099	—	—	1,099
U.S. Treasury Obligation	—	925	—	925

Total Investments in Securities	$72,059	$1,448	$—	$73,507

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$24	$—	$—	$24

Total Other Financial Instruments	$24	$—	$—	$24

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	29

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 28.7%
Aeroflex, Ser B-1
3.750%, 08/15/14	$134	$121
3.738%, 08/15/14	456	415
3.500%, 08/15/14	5	5
Affinion, Ser B
2.743%, 10/17/12	440	417
Allison Transmission, Ser B
3.000%, 08/07/14	696	610
Aramark
2.157%, 01/26/14	418	376
0.120%, 01/26/14	27	25
Ashland, Ser B
7.650%, 05/13/14	284	288
Asurion, Ser B
3.251%, 07/03/14	525	492
BBN Acquisitions
7.250%, 09/14/15	459	459
Biomet
3.282%, 03/25/15	438	412
Boozal, Ser B-15
7.500%, 07/02/15	112	112
Burlington Coat Factory Warehouse, Ser C
2.500%, 05/28/13	594	527
Busch Enertain
0.000%, 05/13/16 (G)	500	500
Calpine, 1st Lien
3.165%, 03/29/14	773	706
Cebridge, 2nd Lien
6.257%, 05/05/14	216	214
Cedar Fair
4.246%, 08/30/14	175	166
2.246%, 08/30/14	351	333
2.246%, 08/30/12	145	135
Celanese Holding, Ser B
2.037%, 04/02/14	459	425
Charter
6.250%, 03/15/14	597	556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cinemark USA
2.130%, 10/05/13	$82	$77
2.040%, 10/05/13	251	235
2.030%, 10/05/13	53	49
1.990%, 10/05/13	74	69
Clear Channel
3.894%, 01/29/16	224	168
Clear Channel, Ser B
0.000%, 01/29/16 (G)	870	654
Community Health Systems
2.613%, 07/25/14	856	782
Community Health Systems (Delayed Draw)
2.493%, 07/25/14	44	40
Da Vita, Ser B-1
1.790%, 10/05/12	110	102
1.750%, 10/05/12	340	319
Dana Holding
7.250%, 01/31/15	326	290
Dana, Ser B
0.000%, 01/31/15 (G)	116	103
Dealer Computer Services
2.234%, 10/26/12	224	209
Dealer Computer Services, 1st Lien
2.246%, 10/26/12	449	418
DIRECTV, Ser C
5.250%, 04/13/13	438	435
Discovery Communications
5.250%, 05/14/14	522	523
DJO Finance, Ser B
3.265%, 05/20/14	182	171
Dollar General, Ser B-2
3.011%, 07/07/14	998	928
Dynegy Holdings
4.000%, 04/02/13	685	645
Enterprise GP Holdings
2.534%, 11/10/14	208	197
2.492%, 11/10/14	142	134
Federal Mogul
2.188%, 12/28/15	32	24
2.188%, 12/29/14	380	286
2.177%, 12/28/15	204	154
2.177%, 12/29/14	81	61
Flextronics International, Ser A-2
2.484%, 10/01/14	264	248
Flextronics International, Ser A-3
2.484%, 10/01/14	308	289
Georgia Pacific, Ser B1
2.316%, 12/20/12	378	358
0.000%, 12/20/12 (G)	500	474
Graphic Packaging International
3.030%, 05/16/14	440	414
Green Valley Ranch Gaming, 1st Lien
0.000%, 02/16/14 (G)	450	327

30	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hanesbrands, Ser B
5.254%, 09/05/13	$368	$367
Harrah’s Operating
3.504%, 01/28/15	475	369
Harrah’s Operating, Ser B-2
3.282%, 01/28/15	193	150
HCA, Ser B
2.532%, 11/18/13	1,012	940
Hertz
0.292%, 12/21/12	70	64
Hertz, Ser B
2.040%, 12/21/12	40	37
2.030%, 12/21/12	253	231
2.020%, 12/21/12	1	1
2.000%, 12/21/12	85	78
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13	736	623
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13	160	135
HMH Publishing, Ser B
5.246%, 06/10/14	603	513
Hub International
6.750%, 06/13/14	350	345
2.761%, 06/13/14	411	354
Hub International (Delayed Draw)
2.761%, 06/13/14	92	79
Iasis Healthcare
0.000%, 03/14/14 (G)	347	320
Iasis Healthcare (Delayed Draw)
2.246%, 03/15/14	110	102
Iasis Healthcare (Synthetic)
0.145%, 03/15/14	30	28
0.000%, 03/14/14 (G)	153	141
Iasis Healthcare, Ser B
2.246%, 03/15/14	319	294
Ineos Group, Ser B
0.000%, 12/16/13 (G)	225	194
Ineos Group, Ser C
0.000%, 12/16/14 (G)	225	195
Infor Enterprise Solution, 2nd Lien
0.000%, 03/02/14 (G)	141	96
Infor Enterprise Solutions Holdings
4.000%, 07/28/12	548	482
Infor Global Enterprise Solutions
6.484%, 03/02/14	305	207
Infor Global Solutions Intermediate Holdings
6.484%, 03/02/14	165	112
Infor Global Solutions, Ser B
0.000%, 07/30/12 (G)	100	88
Integra Telecom
10.500%, 08/31/13	571	568
Intelsat
2.246%, 02/01/14	1,050	926

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inverness Medical, 2nd Lien
0.000%, 06/26/15 (G)	$440	$424
Jetro Holdings
2.492%, 07/02/14	414	393
Knology
2.500%, 06/30/12	963	921
Lake at Las Vegas Joint Venture
16.100%, 06/20/12 (D)	1,085	12
15.460%, 06/20/12 (D)	1,276	13
7.746%, 06/20/12	588	293
Lake at Las Vegas Joint Venture (Synthetic)
16.100%, 06/20/12 (D)	120	2
Lamar Media
5.500%, 09/30/12	345	345
Language Line, Ser B-1
3.496%, 05/14/11	7	7
Life Technologies
5.250%, 11/21/15	1,087	1,085
MEG Energy (Delayed Draw)
2.290%, 03/30/13	74	67
MEG Energy, Ser C
2.290%, 03/30/13	364	330
Metroflag, 2nd Lien
11.250%, 01/06/09 (D) (F)	1,500	—
Mylan Laboratories, Ser B
3.520%, 10/02/14	1,140	1,093
Nalco, Ser B
6.500%, 05/06/16	438	440
Nielson Finance, Ser A
3.992%, 12/31/17	626	572
Niska
1.995%, 05/12/13	430	397
Niska (Delayed Draw)
1.996%, 05/12/13	29	27
Niska Gas Storage US
1.996%, 05/12/13	5	5
1.995%, 05/12/13	8	7
Niska Gas Storage, Canada
1.995%, 05/12/13	77	71
NRG Holdings
0.182%, 02/01/13	153	140
NRG Holdings, Ser B
2.022%, 02/01/13	285	261
Oshkosh, Ser B
6.330%, 12/06/13	432	430
Pilot Travel Centers
0.000%, 11/12/15 (G)	250	250
Reable Therapeutics, Ser B
3.265%, 05/20/14	256	241
Regal Cinemas
4.033%, 10/27/13	353	346
ReMax International
3.790%, 12/17/12	64	62
3.750%, 12/17/12	50	49

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ReMax International, Ser B-2
8.010%, 12/17/12	$79	$79
7.750%, 12/17/12	62	62
Reynolds Group
0.000%, 11/05/15 (G)	840	838
Sensata Technology
2.031%, 04/27/13	439	386
2.004%, 04/27/13	1	1
Sirva Worldwide
9.500%, 05/12/12	8	3
Sirva Worldwide (Unfunded)
0.500%, 05/12/12	274	164
Sorenson Communication
15.000%, 06/30/14	485	385
Sorenson Communication, 2nd Lien
7.234%, 02/16/14	225	209
Sungard Data Systems
3.900%, 02/28/16	423	396
3.879%, 02/28/16	36	33
Supervalu
1.156%, 06/02/11	243	232
1.129%, 06/02/11	17	17
Supervalu, Ser A
0.000%, 06/02/11 (G)	240	230
Texas Competitive Electric, Ser B-2
3.712%, 10/10/14	1,970	1,469
Thomson Learning, Ser B
2.730%, 07/05/14	597	508
Travelport
2.783%, 08/23/13	45	40
Travelport , Ser B
2.781%, 08/23/13	145	129
Travelport, Ser B
2.781%, 08/23/13	248	219
Travelport, Ser C-1
7.783%, 08/23/13	160	160
United Surgical Partners (Delayed Draw)
2.250%, 04/19/14	83	76
United Surgical Partners, Ser B
2.314%, 04/19/14	365	331
Univision Communications
2.532%, 09/29/14	624	512
Varietal
2.743%, 06/29/14	340	297
Verint Systems
3.490%, 05/27/14	1,064	961
VWR International , Ser B
2.743%, 06/29/14	135	118
Warner Chilcott PLC, Ser A
5.500%, 10/30/14	169	169
Warner Chilcott PLC, Ser B
5.750%, 04/30/15	85	84
Warner Chilcott PLC, Ser B2
5.750%, 04/30/15	186	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Warner Chilcott PLC, Ser DD
0.000%, 04/30/15 (G)	$59	$—
Wide Open West Finance, 1st Lien
2.719%, 06/30/14	547	500
WM Bolthouse Farms, 1st Lien
2.563%, 12/16/12	363	352
Wm. Wrigley Jr., Ser B
6.500%, 10/06/14	1,316	1,319

Total Loan Participations (Cost $46,915) ($ Thousands)		43,264

CORPORATE OBLIGATIONS — 11.1%

Consumer Discretionary — 0.2%
Macy’s Retail Holdings
5.350%, 03/15/12	225	225
Sirius XM Radio
9.750%, 09/01/15 (A)	90	93

		318

Consumer Staples — 0.3%
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	450	413

Energy — 0.1%
Canadian Natural Resources
5.700%, 05/15/17	150	162

Financials — 7.4%
Ameriprise Financial
5.350%, 11/15/10	300	311
Banco Santander Chile
0.659%, 12/09/09 (A) (B)	450	450
Bank of America
0.581%, 04/30/12 (B)	200	201
0.489%, 06/22/12 (B)	500	503
Capital One Financial MTN
5.700%, 09/15/11	300	317
Citibank
0.284%, 07/12/11 (B)	785	785
Citigroup
0.579%, 06/09/16 (B)	300	248
Citigroup Funding
0.611%, 04/30/12 (B)	125	126
0.284%, 06/03/11 (B)	135	135
Everest Reinsurance Holdings
8.750%, 03/15/10	295	300
General Electric Capital
0.371%, 04/28/11 (B)	275	273
0.292%, 12/21/12 (B)	1,600	1,601
Genworth Global Funding Trusts MTN
5.200%, 10/08/10	400	410
GMAC
0.292%, 12/19/12 (B)	350	350

32	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hartford Financial Services Group
7.900%, 06/15/10	$250	$258
JPMorgan Chase
0.529%, 06/15/12 (B)	500	503
JPMorgan Chase Capital XXI, Ser U
1.231%, 02/02/37 (B)	550	374
Liberty Property L.P.
7.250%, 03/15/11 ‡	300	310
MBIA Insurance
14.000%, 01/15/33 (A) (B)	200	78
Monumental Global Funding
0.484%, 01/15/14 (A) (B)	450	402
Morgan Stanley
0.554%, 02/10/12 (B)	350	352
0.500%, 03/13/12 (B)	200	201
Morgan Stanley, Ser G
0.584%, 01/09/14 (B)	400	378
Prudential Financial MTN
5.100%, 12/14/11	300	316
Reinsurance Group of America
5.625%, 03/15/17	300	300
State Street
0.381%, 04/30/12 (B)	285	281
State Street Bank and Trust
0.499%, 09/15/11 (B)	295	296
Unitrin
6.000%, 05/15/17	260	217
4.875%, 11/01/10	300	298
VTB 24 Capital PLC, Ser E MTN
1.134%, 12/07/09 (B)	200	200
Wachovia
0.419%, 03/15/11 (B)	425	423

		11,197

Health Care — 0.2%
UnitedHealth Group
1.575%, 02/07/11 (B)	250	251

Industrials — 0.8%
Berry Plastics
5.034%, 02/15/15 (B)	460	415
Continental Airlines, Ser 061G
0.698%, 06/02/13 (B)	300	234
Language Line
11.125%, 06/15/12	500	514

		1,163

Materials — 0.7%
NewPage
11.375%, 12/31/14 (A)	380	374
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	675	736

		1,110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.6%
Corning
6.050%, 06/15/15	$300	$304
Telecom Italia Capital
0.894%, 07/18/11 (B)	300	297
Vodafone Group PLC
0.536%, 02/27/12 (B)	300	299

		900

Utilities — 0.8%
Ferrellgas Partners
9.125%, 10/01/17 (A)	450	468
KeySpan
7.625%, 11/15/10	300	318
Ohio Power
0.464%, 04/05/10 (B)	270	270
Southern, Ser A
5.300%, 01/15/12	175	189

		1,245

Total Corporate Obligations (Cost $17,029) ($ Thousands)		16,759

MORTGAGE-BACKED SECURITIES — 5.7%

Agency Mortgage-Backed Obligations — 0.7%
FNMA
4.750%, 04/19/10	1,000	1,017

Non-Agency Mortgage-Backed Obligations — 5.0%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (A)	250	250
Banc of America Funding, Ser 2005-F, Cl 4A1
5.322%, 09/20/35 (B)	440	314
Banc of America Funding, Ser 2006-D, Cl 3A1
5.528%, 05/20/36 (B)	366	253
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.749%, 08/15/29 (A) (B)	193	170
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A1
4.446%, 02/25/35 (B)	213	164
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2006-1, Cl A1
4.625%, 02/25/36 (B)	383	320
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	500	517
Citigroup Commercial Mortgage Trust, Ser 2007-FL3A, Cl J
1.189%, 04/15/22 (A) (B)	155	17

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
4.900%, 10/25/35 (B)	$409	$320
Credit Suisse First Boston Mortgage Securities, Ser 2000-C1, Cl A2
7.545%, 04/15/62	139	141
Crown Castle Towers LLC, Ser 2006-1A, Cl E
6.065%, 11/15/36 (A)	380	388
Crusade Global Trust, Ser 2007-1, Cl A1
0.344%, 04/19/38 (B)	189	173
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.367%, 05/25/35 (B)	225	180
First Horizon Mortgage Pass-Through Certificate, Ser 2005-AR4, Cl 2A1
5.334%, 10/25/35 (B)	200	148
GMAC Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1
5.534%, 04/19/36 (B)	399	284
GS Mortgage Securities, Ser 2007-EOP, Cl K
1.292%, 03/06/20 (A) (B)	75	60
Harborview Mortgage Loan Trust, Ser 2005-14, Cl 3A1A
5.317%, 12/19/35 (B)	238	180
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
5.382%, 06/25/37 (B)	361	226
Master Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
5.010%, 07/25/35 (B)	396	291
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-2, Cl 1A1
5.800%, 08/25/36 (B)	408	281
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 2A1
3.532%, 12/25/34 (B)	347	321
Merrill Lynch Mortgage Investors, Ser 2005-A9, Cl 2A1E
5.151%, 12/25/35 (B)	335	264
MLCC Mortgage Investors, Ser 2006-1, Cl 2A1
5.291%, 02/25/36 (B)	188	159
Morgan Stanley Capital I, Ser 2007-XLFA, Cl C
0.398%, 10/15/20 (A) (B)	240	81
MortgageIT Trust, Ser 2005-4, Cl A1
0.516%, 10/25/35 (B)	381	240
Residential Funding Mortgage Securities, Ser 2005-SA5, Cl 2A
5.315%, 11/25/35 (B)	149	111
Residential Funding Mortgage Securities, Ser 2006-SA1, Cl 1A1
5.669%, 02/25/36 (B)	131	92

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities, Ser 2007-SA2, Cl 2A2
5.651%, 04/25/37 (B)	$273	$190
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR14, Cl 1A4
5.045%, 12/25/35 (B)	390	292
Washington Mutual Mortgage Pass-Through Certificate, Ser 2005-AR3, Cl A2
4.634%, 03/25/35 (B)	328	285
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Z, Cl 2A1
4.444%, 12/25/34 (B)	350	327
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
5.000%, 10/25/35 (B)	137	121
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
4.113%, 10/25/35 (B)	92	76
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR2, Cl 2A3
5.100%, 03/25/36 (B)	144	118
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 2A1
5.240%, 04/25/36 (B)	249	202

		7,556

Total Mortgage-Backed Securities (Cost $10,628) ($ Thousands)		8,573

ASSET-BACKED SECURITIES — 5.3%

Automotive — 2.4%
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A4A
5.550%, 04/07/14	500	520
Americredit Prime Automobile Receivable, Ser 2007-2M, Cl A3
5.220%, 06/08/12	299	304
Capital Auto Receivables Asset Trust, Ser 2007-1, Cl B
5.150%, 09/17/12	230	237
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	91	92
Capital One Auto Finance Trust, Ser 2005-C, Cl A4A
4.710%, 06/15/12	53	54
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	269	275
CarMax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	50	50

34	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CarMax Auto Owner Trust, Ser 2008-1, Cl A4B
1.539%, 02/15/13 (B)	$485	$486
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A3A
5.000%, 02/08/12	275	280
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3A
5.150%, 11/15/11	179	183
GE Dealer Floorplan Master Note Trust, Ser 2006-2, Cl C
0.667%, 04/20/13 (B)	120	93
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	105	105
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3B
0.639%, 01/17/12 (B)	65	65
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	181	184
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A3
5.030%, 05/16/11	69	70
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl B
0.539%, 01/15/12 (B)	25	25
Superior Wholesale Inventory Financing Trust, Ser 2007-AE1, Cl C
0.839%, 01/15/12 (B)	45	45
Swift Master Auto Receivables Trust, Ser 2007-2, Cl A
0.889%, 10/15/12 (B)	430	423
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	98	100

		3,591

Credit Cards — 1.4%
American Express Credit Account Master Trust, Ser 2007-2, Cl B
0.419%, 09/15/16 (B)	145	132
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.539%, 11/15/14 (B)	400	367
Chase Issuance Trust, Ser 2005-C2, Cl C2
0.679%, 01/15/15 (B)	400	379
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.862%, 11/07/14 (B)	500	475
Discover Card Master Trust, Ser 2008-A1, Cl A1
0.789%, 07/16/12 (B)	210	210

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2007-3, Cl C
0.539%, 06/15/13 (B)	$500	$487

		2,050

Mortgage Related Securities — 0.8%
First Franklin Mortgage Loan Asset, Ser 2006-FF18, Cl A2B
0.346%, 12/25/37 (B)	275	155
First Franklin Mortgage Loan Asset, Ser 2007-FF1, Cl M2
0.496%, 01/25/38 (B)	285	1
Morgan Stanley Capital I, Ser 2007-HE2, Cl M2
0.504%, 01/25/37 (B)	150	1
Morgan Stanley Home Equity Loan Trust, Ser 2005-3, Cl M1
0.694%, 08/25/35 (B)	350	269
Morgan Stanley Home Equity Loan Trust, Ser 2005-4, Cl M1
0.654%, 09/25/35 (B)	370	101
Option One Mortgage Loan Trust, Ser 2005-3, Cl M1
0.706%, 08/25/35 (B)	330	184
Option One Mortgage Loan Trust, Ser 2005-5, Cl M1
0.634%, 12/25/35 (B)	470	157
Option One Mortgage Loan Trust, Ser 2007-FXD2, Cl 2A1
5.900%, 03/25/37 (C)	137	132
Option One Mortgage Loan Trust, Ser 2007-HL1, Cl 2A1
0.356%, 02/25/38 (B)	113	100
Residential Asset Securities, Ser 2005-KS12, Cl M1
0.684%, 01/25/36 (B)	375	133
Securitized Asset-Backed Receivables LLC, Ser 2007-NC2, Cl M2
0.504%, 01/25/37 (B)	145	1

		1,234

Other Asset-Backed Securities — 0.7%
ACAS Business Loan Trust , Ser 2006-1A, Cl A
0.486%, 11/27/19 (A) (B)	359	289
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.123%, 08/16/19 (A) (B)	425	115
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	400	343
Lambda Finance, Ser 2005-1A, Cl A3
0.502%, 11/15/29 (A) (B)	197	186

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced LIBOR Opportunities Fund (Concluded)

November 30, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.237%, 09/20/19 (A) (B)	$196	$165

		1,098

Total Asset-Backed Securities (Cost $10,310) ($ Thousands)		7,973

U.S. TREASURY OBLIGATION — 2.9%
U.S. Treasury Inflation Protection Securities
0.875%, 04/15/10	3,810	4,356

Total U.S. Treasury Obligation (Cost $4,347) ($ Thousands)		4,356

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLB
1.020%, 02/26/10	800	801
1.375%, 05/16/11	1,500	1,519
FNMA
3.000%, 07/12/10	1,000	1,016

Total U.S. Government Agency Obligations (Cost $3,313) ($ Thousands)		3,336

AFFILIATED PARTNERSHIP — 41.8%
SEI LIBOR Plus Portfolio†	9,799,008	63,106

Total Affiliated Partnership (Cost $94,924) ($ Thousands)		63,106

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%*†	4,833,572	4,834

Total Cash Equivalent (Cost $4,834) ($ Thousands)		4,834

REPURCHASE AGREEMENT (E) — 2.7%
Bank of America 0.170%, dated 11/30/09, to be repurchased on 12/01/09, repurchase price $4,000,019 (collateralized by U.S. Government obligations, ranging in par value $1,528,107-$4,039,358, 5.000%-5.500%, 12/01/35- 10/01/39; with total market value $4,080,001)	4,000	4,000

Total Repurchase Agreement (Cost $4,000) ($ Thousands)		4,000

Total Investments — 103.6% (Cost $196,300)($ Thousands)		$156,201

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(4)	Mar-2010	$(1)
U.S. 2-Year Treasury Note	(39)	Apr-2010	(15)
U.S. 5-Year Treasury Note	(16)	Apr-2010	(7)
U.S. Long Treasury Bond	(3)	Mar-2010	(2)

			$(25)

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $150,787 ($ Thousands)

*	Rate shown is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (See Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2009. The date reported is the final maturity date.

(C)	Step Bonds — The rate reported is the effective yield as of November 30, 2009. The coupon on a step bond changes on a specific date.

(D)	Security in default on interest payments.

(E)	Tri-Party Repurchase Agreement.

(F)	Securities considered illiquid and restricted. The total value of such securities as of November 30, 2009 was $0 ($ Thousands) and represented 0.0% of net assets.

(G)	Unsettled Loan Participation. Interest rate not available.

Cl — Class

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$43,264	$—	$43,264
Corporate Obligations	—	16,759	—	16,759
Mortgage-Backed Securities	—	8,573	—	8,573
Asset-Backed Securities	—	7,973	—	7,973
U.S. Treasury Obligation	—	4,356	—	4,356
U.S. Government Agency Obligations	—	3,336	—	3,336
Cash Equivalent	4,834	—	—	4,834
Repurchase Agreement	—	4,000	—	4,000
Affiliated Partnership	—	63,106	—	63,106

Total Investments in Securities	$4,834	$151,367	$—	$156,201

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(25)	$—	$—	$(25)

Total Other Financial Instruments	$(25)	$—	$—	$(25)

36	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Common Stock
Beginning balance as of June 1, 2009	$—	$88
Accrued discounts/premiums	(2)	—
Realized gain/(loss)	(24)	22
Change in unrealized appreciation/(depreciation)	2	(88)
Net purchases/sales	24	(22)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2009	$—	$—

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—	$—

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	37

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 51.2%

Agency Mortgage-Backed Obligations — 35.3%
FHLMC
11.000%, 02/17/21	$2,532	$2,806
10.000%, 03/17/26 to 10/01/30	4,340	5,012
7.500%, 08/01/30 to 09/01/38	2,853	3,202
7.000%, 11/01/15 to 09/01/25	192	214
6.500%, 06/01/17 to 09/01/38	39,827	43,178
6.000%, 10/01/19 to 08/01/38	41,832	45,060
5.500%, 12/01/13 to 01/01/38	197,059	210,695
5.000%, 04/18/17 to 06/01/36	44,820	47,890
4.000%, 10/01/33	1,767	1,777
FHLMC ARM (A)
6.713%, 08/01/36	3,564	3,787
6.696%, 07/01/36	1,870	1,987
6.679%, 08/01/36	1,693	1,810
6.599%, 11/01/37	1,169	1,245
6.572%, 12/01/36	2,199	2,343
6.515%, 10/01/36	799	854
6.488%, 02/01/37	1,700	1,809
6.424%, 09/01/36	14,081	15,006
6.357%, 12/01/36	3,222	3,429
6.303%, 10/01/36	4,360	4,631
6.262%, 02/01/37	3,655	3,888
6.250%, 09/01/36	1,314	1,394
6.238%, 03/01/37	1,487	1,575
6.202%, 05/01/37	2,336	2,492
6.173%, 12/01/36	1,887	2,008
6.165%, 12/01/36	1,178	1,246
6.137%, 09/01/36	654	695
6.133%, 01/01/37	6,178	6,578
6.129%, 04/01/37	455	487
6.078%, 09/01/36	2,016	2,136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.054%, 10/01/37	$3,251	$3,442
6.047%, 11/01/36	1,263	1,339
6.039%, 12/01/36	3,295	3,496
6.024%, 04/01/37	663	705
5.998%, 01/01/37	2,447	2,612
5.994%, 04/01/37	4,881	5,192
5.990%, 02/01/37	1,220	1,297
5.985%, 03/01/37	3,153	3,351
5.978%, 10/01/36	1,818	1,906
5.977%, 05/01/37 to 11/01/37	904	965
5.973%, 05/01/37	809	863
5.965%, 01/01/37	473	504
5.956%, 11/01/36 to 03/01/38	8,017	8,531
5.949%, 06/01/37	1,507	1,607
5.918%, 07/01/37	996	1,061
5.910%, 03/01/37	497	529
5.885%, 05/01/37	605	643
5.872%, 05/01/37	9,681	10,334
5.869%, 05/01/36	1,572	1,659
5.863%, 09/01/38	3,080	3,299
5.847%, 05/01/37	3,946	4,194
5.824%, 04/01/37	3,168	3,379
5.813%, 05/01/37	1,373	1,453
5.812%, 06/01/37	1,685	1,793
5.808%, 11/01/38	3,131	3,335
5.749%, 04/01/38	829	878
5.730%, 02/01/37	1,384	1,471
5.727%, 04/01/37	1,219	1,294
5.700%, 03/01/36	1,103	1,170
5.692%, 03/01/36	2,128	2,255
5.653%, 10/01/38	965	1,022
5.628%, 05/01/37	1,058	1,121
5.617%, 07/01/38	4,711	5,001
5.566%, 05/01/36	1,104	1,164
5.543%, 05/01/36	2,544	2,680
5.539%, 08/01/37	4,522	4,786
5.421%, 05/01/38	1,879	1,986
5.107%, 01/01/36	4,740	4,984
FHLMC CMO, Ser 1, Cl Z
9.300%, 04/15/19	28	31
FHLMC CMO, Ser 1142, Cl IA
7.000%, 10/15/21	416	449
FHLMC CMO, Ser 1611, Cl Z
6.500%, 11/15/23	11,718	12,641
FHLMC CMO, Ser 1983, Cl Z
6.500%, 12/15/23	1,321	1,425
FHLMC CMO, Ser 2043, Cl CJ
6.500%, 04/15/28	1,788	1,903
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	1,972	2,130
FHLMC CMO, Ser 2138, Cl KS, IO
7.461%, 02/15/29 (A)	2,367	230
FHLMC CMO, Ser 2293, Cl ZA
6.000%, 03/15/31	2,212	2,396

38	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2312, Cl Z
6.500%, 05/15/31	$1,336	$1,441
FHLMC CMO, Ser 2357, Cl ZJ
6.500%, 09/15/31	368	403
FHLMC CMO, Ser 2389, Cl CD
6.000%, 03/15/16	180	180
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	3,556	3,891
FHLMC CMO, Ser 2456, Cl CJ
6.500%, 06/15/32	1,128	1,237
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	1,880	2,071
FHLMC CMO, Ser 2542, Cl ES
5.000%, 12/15/17	1,000	1,070
FHLMC CMO, Ser 2558, Cl BD
5.000%, 01/15/18	4,137	4,457
FHLMC CMO, Ser 2590, Cl BY
5.000%, 03/15/18	1,346	1,450
FHLMC CMO, Ser 2590, Cl NU
5.000%, 06/15/17	1,000	1,049
FHLMC CMO, Ser 2631, Cl SA
14.412%, 06/15/33 (A)	1,032	1,166
FHLMC CMO, Ser 2631, Cl MC
5.000%, 02/15/32	484	511
FHLMC CMO, Ser 2671, Cl S
14.321%, 09/15/33 (A)	941	1,057
FHLMC CMO, Ser 2676, Cl CY
4.000%, 09/15/18	2,291	2,389
FHLMC CMO, Ser 2684, Cl SN
27.056%, 10/15/33 (A)	200	235
FHLMC CMO, Ser 2690, Cl SJ
8.792%, 10/15/33 (A)	714	675
FHLMC CMO, Ser 2690, Cl TV
4.500%, 11/15/25	1,800	1,878
FHLMC CMO, Ser 2698, Cl SV
8.642%, 11/15/33 (A)	410	386
FHLMC CMO, Ser 2727, Cl PW
3.570%, 06/15/29	558	570
FHLMC CMO, Ser 2733, Cl ME
5.000%, 01/15/34	6,302	6,604
FHLMC CMO, Ser 2765, Cl CT
4.000%, 03/15/19	1,557	1,606
FHLMC CMO, Ser 2778, Cl JD
5.000%, 12/15/32	1,974	2,102
FHLMC CMO, Ser 2790, Cl TN
4.000%, 05/15/24	2,779	2,837
FHLMC CMO, Ser 2827, Cl CS
15.843%, 04/15/32 (A)	150	154
FHLMC CMO, Ser 2833, Cl KO, PO
0.000%, 08/15/34	381	328
FHLMC CMO, Ser 2843, Cl BC
5.000%, 08/15/19	1,740	1,871
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	2,000	2,169

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	$567	$478
FHLMC CMO, Ser 2875, Cl HB
4.000%, 10/15/19	954	977
FHLMC CMO, Ser 2934, Cl CI
5.000%, 01/15/34	9,978	10,628
FHLMC CMO, Ser 2945, Cl SA
11.864%, 03/15/20 (A)	3,676	4,139
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	579	546
FHLMC CMO, Ser 2968, Cl FC
1.235%, 12/15/34 (A)	418	415
FHLMC CMO, Ser 2981, Cl FA
0.639%, 05/15/35 (A)	1,061	1,030
FHLMC CMO, Ser 2985, Cl JR
4.500%, 06/15/25	4,161	4,337
FHLMC CMO, Ser 2990, Cl LK
0.609%, 10/15/34 (A)	955	947
FHLMC CMO, Ser 3001, Cl HP
21.045%, 05/15/35 (A)	153	175
FHLMC CMO, Ser 3006, Cl QS
19.504%, 07/15/35 (A)	965	1,089
FHLMC CMO, Ser 3012, Cl GK
23.676%, 06/15/35 (A)	148	172
FHLMC CMO, Ser 3028, Cl PG
5.500%, 09/15/35	270	293
FHLMC CMO, Ser 3035, Cl PA
5.500%, 09/15/35	1,095	1,191
FHLMC CMO, Ser 3047, Cl YT
0.000%, 09/15/34 (A)	294	288
FHLMC CMO, Ser 3049, Cl XF
0.589%, 05/15/33 (A)	1,179	1,151
FHLMC CMO, Ser 3052, Cl MH
5.250%, 10/15/34	3,275	3,478
FHLMC CMO, Ser 3076, Cl MP
0.094%, 10/15/30 (E)	157	157
FHLMC CMO, Ser 3167, Cl QA
6.000%, 10/15/26	311	313
FHLMC CMO, Ser 3195, Cl PD
6.500%, 07/15/36	2,500	2,790
FHLMC CMO, Ser 3202, Cl HI, IO
6.411%, 08/15/36 (A)	1,450	155
FHLMC CMO, Ser 3217, Cl CX, IO
6.351%, 09/15/36 (A)	1,368	128
FHLMC CMO, Ser 3234, Cl MC
4.500%, 10/15/36	166	165
FHLMC CMO, Ser 3263, Cl WE
0.457%, 08/15/35 (A)	183	176
FHLMC CMO, Ser 3273, Cl TH
7.500%, 08/15/35 (A)	215	215
FHLMC CMO, Ser 3289, Cl PC
5.000%, 12/15/32	3,362	3,537
FHLMC CMO, Ser 3312, Cl BP
5.500%, 01/15/31	300	314

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3372, Cl BD
4.500%, 10/15/22	$2,533	$2,670
FHLMC CMO, Ser 3383, Cl SA, IO
6.211%, 11/15/37 (A)	1,769	156
FHLMC CMO, Ser 3387, Cl SA, IO
6.181%, 11/15/37 (A)	1,431	144
FHLMC CMO, Ser 3437, Cl AI, IO
1.335%, 09/15/11	4,544	49
FHLMC CMO, Ser 3455, Cl SE, IO
5.961%, 06/15/38 (A)	5,678	574
FHLMC CMO, Ser 3465, Cl HA
4.000%, 07/15/17	5,263	5,496
FHLMC CMO, Ser 3546, Cl A
6.116%, 02/15/39 (A)	1,079	1,137
FHLMC CMO, Ser T-41, Cl 2A
6.976%, 07/25/32 (A)	917	1,017
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	1,261	1,420
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	847	940
FHLMC CMO, Ser T-57, Cl 1A1
6.500%, 07/25/43	803	878
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	1,036	1,174
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	766	851
FHLMC-GNMA CMO, Cl L
6.250%, 10/25/23	1,021	1,112
FNMA TBA
6.500%, 01/01/38	13,500	14,544
6.000%, 01/01/38	5,000	5,347
5.000%, 12/01/22 to 12/01/37	5,800	6,147
4.500%, 12/01/18 to 12/25/39	99,760	102,440
FNMA
8.000%, 04/01/15 to 11/01/37	3,970	4,371
7.500%, 06/01/30 to 11/01/38	5,777	6,430
7.000%, 12/01/15 to 06/01/35	10,842	11,999
6.500%, 05/01/17 to 12/01/37	63,646	69,016
6.000%, 03/01/19 to 11/01/38	169,382	182,369
5.500%, 04/01/14 to 08/01/37	219,157	235,430
5.000%, 02/01/20 to 11/01/36	132,875	140,154
4.500%, 07/01/20 to 04/01/38	38,621	40,207
4.000%, 04/01/19 to 11/01/20	3,949	4,074
FNMA ARM (A)
6.657%, 01/01/37	2,227	2,367
6.594%, 09/01/36	1,078	1,142
6.346%, 09/01/36	1,024	1,090
6.286%, 09/01/37	1,338	1,422
6.277%, 09/01/37	5,604	5,968
6.272%, 10/01/36	961	1,025
6.261%, 07/01/37	1,014	1,084
6.233%, 10/01/36	2,006	2,128
6.231%, 02/01/37	1,531	1,629
6.217%, 09/01/37	76	81

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.212%, 06/01/36	$2,575	$2,736
6.203%, 11/01/37	2,812	2,984
6.200%, 08/01/36	853	910
6.166%, 09/01/36	2,485	2,635
6.123%, 09/01/37	1,868	1,994
6.109%, 11/01/37	724	774
6.106%, 12/01/36	1,288	1,378
6.085%, 08/01/36	1,285	1,364
6.040%, 05/01/36	1,047	1,109
6.020%, 09/01/37	1,910	2,034
6.019%, 10/01/37	1,930	2,060
6.015%, 07/01/37	2,277	2,417
6.013%, 01/01/37	1,538	1,641
5.981%, 04/01/37	1,571	1,674
5.963%, 01/01/37	2,125	2,267
5.937%, 07/01/36	2,325	2,471
5.925%, 03/01/37	1,041	1,109
5.924%, 01/01/37	1,911	2,038
5.918%, 06/01/36 to 10/01/36	2,003	2,118
5.900%, 11/01/36 to 12/01/36	6,005	6,371
5.884%, 02/01/37	1,380	1,471
5.874%, 10/01/36	4,087	4,328
5.855%, 04/01/37	2,643	2,812
5.837%, 08/01/37	2,744	2,919
5.761%, 03/01/37	12,524	13,321
5.754%, 02/01/37	2,042	2,170
5.745%, 05/01/37	117	125
5.686%, 01/01/23	1,174	1,254
5.675%, 05/01/37	5,138	5,448
5.668%, 05/01/37	803	853
5.663%, 11/01/36	1,361	1,437
5.628%, 02/01/36	8,662	9,188
5.607%, 11/01/37	1,106	1,164
5.604%, 02/01/38	2,062	2,193
5.586%, 06/01/36 to 05/01/37	4,240	4,484
5.521%, 10/01/36	3,477	3,671
5.499%, 07/01/37	955	1,011
2.782%, 11/01/35	1,898	1,913
2.767%, 11/01/35	1,750	1,764
2.763%, 11/01/35	1,828	1,843
2.753%, 11/01/35	1,889	1,904
2.749%, 11/01/35	1,897	1,912
FNMA CMO, Cl A3
4.001%, 01/25/19	4,134	4,188
FNMA CMO, Ser 1991-113, Cl ZE
7.500%, 09/25/21	376	414
FNMA CMO, Ser 1992-143, Cl M
8.000%, 09/25/22	982	1,091
FNMA CMO, Ser 1992-69, Cl Z
8.000%, 05/25/22	853	947
FNMA CMO, Ser 1992-96, Cl B, PO
0.000%, 05/25/22	1	1
FNMA CMO, Ser 1993-149, Cl SH
11.500%, 08/25/23 (A)	384	436

40	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1993-75, Cl ZQ
6.500%, 05/25/23	$1,601	$1,729
FNMA CMO, Ser 1993-99, Cl Z
7.000%, 07/25/23	2,099	2,305
FNMA CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/24	1,373	1,500
FNMA CMO, Ser 1994-63, Cl PK
7.000%, 04/25/24	1,238	1,382
FNMA CMO, Ser 1997-32, Cl PG
6.500%, 04/25/27	927	1,004
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,480	2,652
FNMA CMO, Ser 2001-50, Cl BA
7.000%, 10/25/41	1,060	1,170
FNMA CMO, Ser 2001-71, Cl QE
6.000%, 12/25/16	1,877	2,030
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	746	823
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	15,874	17,306
FNMA CMO, Ser 2002-10, Cl SB
18.634%, 03/25/17 (A)	217	263
FNMA CMO, Ser 2002-90, Cl A1
6.500%, 06/25/42	909	993
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	2,379	2,530
FNMA CMO, Ser 2003-108, Cl BE
4.000%, 11/25/18	230	239
FNMA CMO, Ser 2003-125, Cl AY
4.000%, 12/25/18	660	684
FNMA CMO, Ser 2003-131, Cl SK
15.728%, 01/25/34 (A)	1,090	1,252
FNMA CMO, Ser 2003-24, Cl MV
5.500%, 02/25/14	1,366	1,471
FNMA CMO, Ser 2003-3, Cl HJ
5.000%, 02/25/18	1,000	1,072
FNMA CMO, Ser 2003-30, Cl HS, IO
7.414%, 07/25/17 (A)	1,954	128
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	761	627
FNMA CMO, Ser 2003-49, Cl YD
5.500%, 06/25/23	1,356	1,472
FNMA CMO, Ser 2003-50, Cl QJ
5.000%, 08/25/28	379	384
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	1,533	1,567
FNMA CMO, Ser 2004-101, Cl HD
5.000%, 01/25/20	2,500	2,686
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	461	445
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	1,475	1,575

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	$536	$524
FNMA CMO, Ser 2005-106, Cl US
23.702%, 11/25/35 (A)	1,453	2,039
FNMA CMO, Ser 2005-14, Cl BA
4.500%, 04/25/19	2,118	2,217
FNMA CMO, Ser 2005-16, Cl PE
5.000%, 03/25/34	5,423	5,772
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	874	951
FNMA CMO, Ser 2005-72, Cl SB
16.285%, 08/25/35 (A)	954	1,108
FNMA CMO, Ser 2005-74, Cl CS
19.371%, 05/25/35 (A)	751	889
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	544	489
FNMA CMO, Ser 2005-96, Cl BP
5.900%, 02/25/15	927	951
FNMA CMO, Ser 2006-118, Cl A2
0.296%, 12/25/36 (A)	2,305	2,204
FNMA CMO, Ser 2006-23, Cl FK
0.486%, 04/25/36 (A)	673	658
FNMA CMO, Ser 2006-3, Cl D0, PO
0.000%, 03/25/36	1,016	918
FNMA CMO, Ser 2006-33, Cl LS
29.088%, 05/25/36 (A)	599	806
FNMA CMO, Ser 2006-44, Cl P, PO
0.000%, 12/25/33	496	426
FNMA CMO, Ser 2006-44, Cl FP
0.636%, 06/25/36 (A)	1,058	1,052
FNMA CMO, Ser 2006-46, Cl SW
23.334%, 06/25/36 (A)	674	893
FNMA CMO, Ser 2006-60, Cl UO, PO
0.000%, 07/25/36	1,424	1,298
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	1,518	1,634
FNMA CMO, Ser 2007-113, Cl DB
4.500%, 12/25/22	3,664	3,854
FNMA CMO, Ser 2007-116, Cl HI
6.599%, 01/25/38 (A)	7,460	611
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,342	1,406
FNMA CMO, Ser 2007-39, Cl NA
4.250%, 01/25/37	194	203
FNMA CMO, Ser 2007-43, Cl FL
0.536%, 05/25/37 (A)	733	721
FNMA CMO, Ser 2007-53, Cl SH, IO
5.864%, 06/25/37 (A)	3,293	324
FNMA CMO, Ser 2007-54, Cl FA
0.636%, 06/25/37 (A)	2,964	2,925

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-60, Cl AX, IO
6.914%, 07/25/37 (A)	$3,752	$506
FNMA CMO, Ser 2007-79, Cl SB
23.152%, 08/25/37 (A)	283	365
FNMA CMO, Ser 2007-92, Cl YS, IO
5.544%, 06/25/37 (A)	3,099	277
FNMA CMO, Ser 2008-1, Cl BI, IO
5.674%, 02/25/38 (A)	3,887	363
FNMA CMO, Ser 2008-22, Cl SI
6.194%, 03/25/37 (A)	23,000	2,514
FNMA CMO, Ser 2008-24, Cl DY
5.000%, 04/25/23	1,500	1,612
FNMA CMO, Ser 2008-32, Cl SA, IO
6.614%, 04/25/38 (A)	1,992	188
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	5,600	75
FNMA CMO, Ser 2008-4, Cl SD, IO
5.764%, 02/25/38 (A)	5,750	546
FNMA CMO, Ser 2008-53, Cl CA
5.000%, 07/25/23	3,500	3,750
FNMA CMO, Ser 2008-66, Cl B
5.000%, 08/25/23	669	716
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	6,238	6,433
FNMA CMO, Ser 2009-99, Cl SC, IO
5.935%, 12/25/39 (A)	6,000	534
FNMA CMO, Ser G92-41, Cl MA
8.000%, 08/25/22	1,216	1,338
FNMA Grantor Trust CMO, Ser 2000-86, Cl A1
7.500%, 06/25/30	1,236	1,396
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/41	2,820	3,185
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/42	838	923
FNMA Grantor Trust CMO, Ser 2002-T3, Cl B
5.763%, 12/25/11	727	784
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/44	1,036	1,153
FNMA Interest STRIP CMO, IO
7.000%, 01/01/32	1,181	196
6.500%, 02/01/33	1,937	288
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42	1,120	1,256
FNMA Whole Loan CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	1,897	2,019
FNMA Whole Loan CMO, Ser 2003-W6, Cl 3A
6.500%, 09/25/42	942	1,033

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	$1,177	$1,310
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	1,442	1,590
FNMA Whole Loan CMO, Ser 2004-W9, Cl 2A1
6.500%, 02/25/44	1,074	1,172
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.456%, 03/25/45 (A)	2,132	2,023
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	487	548
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.456%, 02/25/36 (A)	1,125	1,083
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.496%, 11/25/46 (A)	1,703	1,634
FNMA Whole Loan CMO, Ser 2007-W7, Cl 1A4
37.764%, 07/25/37 (A)	162	287
GNMA
9.500%, 12/15/20	12	13
7.500%, 10/15/37 to 09/20/38	4,501	4,909
7.000%, 04/15/26 to 06/15/35	5,163	5,715
6.500%, 01/15/24 to 02/15/39	18,803	20,352
6.000%, 11/15/23 to 02/15/35	37,630	40,662
5.000%, 05/15/33 to 11/15/35	32,705	34,616
GNMA TBA
4.500%, 12/15/39 to 01/15/40	58,265	59,734
GNMA CMO, Ser 2001-18, Cl WH
31.563%, 04/20/31 (A)	151	225
GNMA CMO, Ser 2001-22, Cl PS
20.391%, 03/17/31 (A)	1,145	1,465
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	1,810	2,077
GNMA CMO, Ser 2002-23, Cl SD
20.309%, 04/16/32 (A)	1,769	2,144
GNMA CMO, Ser 2002-51, Cl SG
31.475%, 04/20/31 (A)	145	215
GNMA CMO, Ser 2002-57, Cl SB
108.919%, 08/16/32	108	445
GNMA CMO, Ser 2002-69, Cl SC
15.980%, 02/20/32 (A)	482	529
GNMA CMO, Ser 2003-60, Cl GS
12.019%, 05/16/33 (A)	238	256
GNMA CMO, Ser 2003-86, Cl ZK
5.000%, 10/20/33	11,785	12,199
GNMA CMO, Ser 2003-97, Cl SA, IO
6.311%, 11/16/33 (A)	856	99

42	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-28, Cl SV
8.763%, 04/20/34 (A)	$1,849	$1,814
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	322	302
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	568	545
GNMA CMO, Ser 2004-80, Cl IP, IO
5.500%, 07/20/34	1,269	8
GNMA CMO, Ser 2004-87, Cl SB
7.399%, 03/17/33 (A)	465	432
GNMA CMO, Ser 2004-87, Cl LI, IO
5.000%, 12/20/28	894	8
GNMA CMO, Ser 2005-3, Cl SB, IO
5.863%, 01/20/35 (A)	2,467	237
GNMA CMO, Ser 2005-7, Cl JM
16.198%, 05/18/34 (A)	481	566
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	1,000	1,094
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	1,723	1,828
GNMA CMO, Ser 2006-38, Cl SW, IO
6.263%, 06/20/36 (A)	2,706	255
GNMA CMO, Ser 2007-17, Cl AF
0.439%, 04/16/37 (A)	1,153	1,127
GNMA CMO, Ser 2007-27, Cl SD, IO
5.963%, 05/20/37 (A)	1,843	157
GNMA CMO, Ser 2007-42, Cl SB, IO
6.513%, 07/20/37 (A)	2,732	258
GNMA CMO, Ser 2007-45, Cl QA, IO
6.403%, 07/20/37 (A)	1,802	170
GNMA CMO, Ser 2007-72, Cl USIO, IO
6.313%, 11/20/37 (A)	2,152	185
GNMA CMO, Ser 2007-81, Cl SP, IO
6.413%, 12/20/37 (A)	2,698	282
GNMA CMO, Ser 2007-82, Cl SA, IO
6.293%, 12/20/37 (A)	1,764	135
GNMA CMO, Ser 2007-9, Cl CI, IO
5.963%, 03/20/37 (A)	2,188	191
GNMA CMO, Ser 2008-10, Cl S, IO
5.593%, 02/20/38 (A)	3,413	228
GNMA CMO, Ser 2008-2, Cl MS, IO
6.921%, 01/16/38 (A)	2,430	269
GNMA CMO, Ser 2008-33, Cl XS, IO
7.461%, 04/16/38 (A)	1,548	160
GNMA CMO, Ser 2008-55, Cl SA, IO
5.963%, 06/20/38 (A)	3,082	262
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	1,760	217
GNMA CMO, Ser 2009-14, Cl NI, IO
6.500%, 03/20/39	84	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-18, Cl PI, IO
5.500%, 11/16/37	$1,868	$267
GNMA CMO, Ser 2009-22, Cl SA, IO
6.033%, 04/20/39 (A)	4,575	413
GNMA CMO, Ser 2009-24, Cl DS, IO
6.063%, 03/20/39 (A)	2,429	242
GNMA CMO, Ser 2009-25, Cl SE, IO
7.363%, 09/20/38 (A)	1,894	222
GNMA CMO, Ser 2009-31, Cl TS, IO
6.063%, 03/20/39 (A)	4,585	397
GNMA CMO, Ser 2009-33, Cl TI, IO
6.000%, 05/20/39	769	113
GNMA CMO, Ser 2009-42, Cl SC, IO
5.843%, 06/20/39 (A)	1,637	160
GNMA CMO, Ser 2009-42, Cl IY, IO
1.000%, 06/16/37 (A)	3,567	60
GNMA CMO, Ser 2009-43, Cl SA, IO
5.713%, 06/20/39 (A)	4,248	319
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,458	1,610
GNMA CMO, Ser 2009-6, Cl SH, IO
5.803%, 02/20/39 (A)	3,474	291
GNMA CMO, Ser 2009-61, Cl ES, IO
6.513%, 03/20/39 (A)	5,810	706
GNMA CMO, Ser 2009-65, Cl TS, IO
6.163%, 12/20/38 (A)	5,954	603
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	1,985	259
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/39	2,245	2,455

		1,925,010

Non-Agency Mortgage-Backed Obligations — 15.9%
American Home Mortgage Assets, Ser 2006-5, Cl A1
1.552%, 11/25/46 (A)	1,716	819
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.361%, 03/25/47 (A)	14,412	7,006
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (B)	3,409	3,443
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.807%, 05/24/36 (A) (B)	1,238	1,238
ASG Resecuritization Trust, Ser 2009-3, Cl A65
5.594%, 03/26/37 (A) (B)	2,509	2,471
ASG Resecuritization Trust, Ser 2009-4, Cl A60
6.000%, 06/28/37 (B)	1,887	1,868
Asset Securitization, Ser 1996-D3, Cl A2
7.775%, 10/13/26 (A)	2,159	2,295

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	$427	$415
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	871	846
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 1CB1
5.500%, 09/25/33	639	647
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	1,039	1,053
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	737	716
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	640	640
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
6.251%, 11/25/21 (A)	321	282
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
6.457%, 04/25/37 (A)	499	314
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	1,075	1,102
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	5,100	5,385
Banc of America Commercial Mortgage Securities, Ser 2003-1, Cl A1
3.878%, 09/11/36	3,395	3,437
Banc of America Commercial Mortgage Securities, Ser 2004-2, Cl A5
4.580%, 11/10/38	564	564
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	8,860	8,561
Banc of America Commercial Mortgage, Ser 2004-2, Cl A4
4.153%, 11/10/38	—	—
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	500	431
Banc of America Commercial Mortgage, Ser 2006-1, Cl A4
5.372%, 09/10/45 (A)	500	486

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2006-6, Cl A2
5.309%, 10/10/45	$1,902	$1,925
Banc of America Commercial Mortgage, Ser 2007-2, Cl A2
5.634%, 04/10/49 (A)	2,383	2,365
Banc of America Funding, Ser 2004-2, Cl 1CB1
5.750%, 09/20/34	728	671
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	1,411	1,399
Banc of America Funding, Ser 2005-B, Cl 2A1
5.080%, 04/20/35 (A)	4,976	3,307
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.786%, 05/25/18 (A)	591	561
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	1,201	1,201
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	503	507
Banc of America Mortgage Securities, Ser 2004-9, Cl 3A1
6.500%, 09/25/32	314	311
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (B)	2,430	2,405
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (B)	1,000	1,000
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (B)	1,522	1,476
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.269%, 05/25/34 (A)	3,491	3,323
Bear Stearns Alt-A Trust, Ser 2005-2, Cl 2A4
4.180%, 04/25/35 (A)	278	183
Bear Stearns Asset Backed Securities Trust, Ser 2006-AC1, Cl 1A1
5.750%, 02/25/36	2,408	1,672
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	1,709	1,779
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP6, Cl A2
6.460%, 10/15/36	3,645	3,855

44	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	$3,071	$3,160
Bear Stearns Commercial Mortgage Securities, Ser 2003-T-12, Cl A3
4.240%, 08/13/39 (A)	881	886
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (A)	751	780
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A2
5.286%, 06/11/41 (A)	1,541	1,588
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR6, Cl A6
4.825%, 11/11/41	637	638
Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Cl A6
4.750%, 02/13/46 (A)	1,718	1,695
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl AAB
4.804%, 09/11/42	1,280	1,314
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.298%, 10/12/42 (A)	6,500	6,576
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/41	300	298
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW10, Cl A4
5.405%, 12/11/40 (A)	10,186	10,231
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A3
5.736%, 06/11/50	2,640	2,448
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl AM
6.084%, 06/11/50 (A)	885	612
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.686%, 01/25/34 (A)	1,054	1,045
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	387	314
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
5.238%, 12/25/35 (A)	13,166	9,705
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
4.129%, 02/25/37 (A)	539	506
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
4.053%, 07/25/37 (A)	807	734
Citicorp Mortgage Securities, Ser 2004-3, Cl A8
5.250%, 05/25/34	656	655

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.320%, 12/11/49	$6,855	$5,778
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.073%, 08/25/34 (A)	904	885
Citigroup Mortgage Loan Trust, Ser 2005-11, Cl A3
4.900%, 12/25/35 (A)	6,801	5,040
Citigroup Mortgage Loan Trust, Ser 2009-5, Cl 8A1
6.000%, 06/25/36 (B)	1,517	1,395
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	6,991	7,496
Commercial Mortgage Asset Trust, Ser 1999-C2, Cl A2
7.546%, 11/17/32 (A)	59	59
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (A)	9,920	8,460
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl AJ
6.220%, 12/10/49 (A)	1,210	549
Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	3,361	3,354
Commercial Mortgage Pass Through Certificates, Ser 2004-LB3A, Cl A5
5.476%, 07/10/37 (A)	1,876	1,898
Commercial Mortgage Pass Through Certificates, Ser 2005-LP5, Cl A4
4.982%, 05/10/43 (A)	600	603
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	5,564	5,790
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	2,836	2,789
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/34	2,456	2,067
Countrywide Alternative Loan Trust, Ser 2004-32CB, Cl 2A3, IO
4.864%, 02/25/35 (A)	46,713	4,055
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	481	477
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/31	405	264
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/31	1,555	1,447

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2005-27, Cl 2A1
2.107%, 08/25/35 (A)	$4,287	$2,023
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.857%, 08/25/35 (A)	1,111	501
Countrywide Alternative Loan Trust, Ser 2005-56, Cl 4A1
0.546%, 11/25/35 (A)	8,127	4,050
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.567%, 11/20/35 (A)	9,809	4,868
Countrywide Alternative Loan Trust, Ser 2005-72, Cl A1
0.506%, 01/25/36 (A)	3,108	1,590
Countrywide Alternative Loan Trust, Ser 2006-0A9, Cl 2A1A
0.447%, 07/20/46 (A)	648	268
Countrywide Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.426%, 09/25/46 (A)	10,324	4,386
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-49, Cl A3
3.697%, 12/19/33 (A)	—	1
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-56, Cl 6A1
5.201%, 12/25/33 (A)	679	558
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J1, Cl A6
5.250%, 09/25/33	1,000	1,010
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J7, Cl 4A3
9.468%, 08/25/18 (A)	273	213
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-20, Cl 2A1
3.348%, 09/25/34 (A)	98	66
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	2,045	2,039
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 10/25/35	818	675
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.636%, 09/25/35 (A) (B)	7,916	5,930

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	$1,797	$1,850
Credit Suisse First Boston Mortgage Securities, Ser 2001-CK1, Cl A3
6.380%, 12/18/35	1,158	1,187
Credit Suisse First Boston Mortgage Securities, Ser 2001-CKN5, Cl A4
5.435%, 09/15/34	3,307	3,424
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	74	76
Credit Suisse First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	6,381	6,654
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	987	1,015
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	728	711
Credit Suisse First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/36	1,215	1,245
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	851	865
Credit Suisse First Boston Mortgage Securities, Ser 2004-AR5, Cl 7A2
3.633%, 06/25/34 (A)	955	905
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	374	376
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/38 (A)	1,333	1,310
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl A4
5.230%, 12/15/40 (A)	22,220	21,771
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/39	12,930	10,744
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	10,517	8,662
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (B)	1,165	1,161
CS First Boston Mortgage Securities, Ser 2005-4, Cl 3A24
18.167%, 06/25/35 (A)	369	364
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	7,040	6,013

46	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	$1,301	$1,332
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.637%, 11/19/44 (A)	2,285	529
DSLA Mortgage Loan Trust, Ser 2006-AR1, Cl 1A1A
1.552%, 03/19/46 (A)	438	171
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl AAB
4.768%, 05/25/18	2,824	2,986
FHLMC Multifamily Structured Pass Through Certificates, Ser K004, Cl A2
4.186%, 08/25/19	4,549	4,650
First Horizon Alternative Mortgage Securities, Ser 2006-FA6, Cl 2A10
6.000%, 11/25/36	994	796
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	1,754	1,767
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	1,387	1,420
First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl B
7.281%, 10/15/32 (A)	500	517
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	926	948
GE Capital Commercial Mortgage, Ser 2001-2, Cl A3
6.030%, 08/11/33	524	531
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	49	50
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,562	1,663
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.513%, 11/10/45 (A)	4,128	4,117
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/49	2,500	2,002
GMAC Commercial Mortgage Securities, Ser 2000-C2, Cl A2
7.455%, 08/16/33 (A)	95	96

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2002-C3, Cl A2
4.930%, 07/10/39	$3,009	$3,117
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.670%, 05/10/40 (A)	1,259	1,324
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	5,138	5,266
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl A4
5.238%, 11/10/45 (A)	700	672
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
4.133%, 10/19/33 (A)	2,663	2,503
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/33	812	778
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/33	1,084	983
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	379	375
GMAC Mortgage Loan Trust, Ser 2005-AR5 , Cl 3A1
5.048%, 09/19/35 (A)	249	195
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
5.224%, 11/19/35 (A)	1,118	877
Greenpoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.316%, 02/25/47 (A)	13,892	10,460
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	1,156	1,129
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl A4
4.799%, 08/10/42 (A)	1,311	1,261
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	2,491	2,324
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AAB
5.190%, 04/10/37 (A)	335	342
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.116%, 07/10/38 (A)	15,178	13,781
GS Mortgage Securities II, Ser 2001-GL3A, Cl A2
6.449%, 08/05/18 (A) (B)	5,378	5,630
GS Mortgage Securities II, Ser 2005-GG4, Cl AABA
4.680%, 07/10/39	6,191	6,372

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	$1,000	$902
GS Mortgage Securities II, Ser 2006-GG6, Cl A2
5.506%, 04/10/38 (A)	460	466
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (A) (B)	5	5
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.586%, 09/25/35 (A) (B)	3,116	2,000
GSMPS Mortgage Loan Trust, Ser 2006-RP2, Cl 1AF1
0.636%, 04/25/36 (A) (B)	2,271	1,779
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/37	125	99
Harborview Mortgage Loan Trust, Ser 2005-01, Cl X, IO
2.692%, 03/19/35	11,400	381
Harborview Mortgage Loan Trust, Ser 2005-12, Cl X2B, IO
2.437%, 10/19/35 (A)	22,676	737
Heller Financial Commercial Mortgage Asset, Ser 1999-PH1, Cl C
7.183%, 05/15/31 (A)	110	110
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	1,006	1,020
Impac Secured Assets CMN Owner Trust, Ser 2006-2, Cl 2A1
0.586%, 08/25/36 (A)	1,664	1,302
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
6.155%, 11/25/37 (A)	2,145	1,548
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (A)	11,300	4,315
JPMorgan Chase Commercial Mortgage Securities, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (A)	829	830
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIBC, Cl A3
6.260%, 03/15/33	1,253	1,286
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	5,615	5,888
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl A3
6.162%, 05/12/34	5,517	5,828

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A2S
5.305%, 01/15/49	$7,733	$7,481
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	1,137	1,184
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	1,911	1,981
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl A2
4.223%, 01/15/42	11,070	11,059
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.557%, 06/12/41 (A)	2,579	2,619
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A2
6.051%, 04/15/45 (A)	2,400	2,459
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/45	500	464
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	2,477	2,465
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (A)	2,089	2,001
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A2
5.815%, 02/12/49 (A)	774	784
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	7,877	6,774
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.260%, 02/15/51 (A)	995	687
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	7,442	6,215
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
4.577%, 06/25/34 (A)	4,675	4,460

48	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.816%, 12/25/34 (A)	$3,341	$3,276
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A4
4.826%, 12/25/34 (A)	11,500	11,033
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 11A2
4.495%, 06/25/35 (A)	13,065	9,649
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.320%, 04/25/35 (A)	360	267
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.056%, 08/25/34 (A)	2,795	2,485
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.999%, 08/25/34 (A)	1,226	1,051
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 2A2
5.757%, 04/25/36 (A)	13,400	8,997
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 3A4
5.730%, 05/25/36 (A)	14,500	11,540
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	1,699	1,729
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	2,928	3,020
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	702	733
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	13,224	13,982
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	1,017	1,048
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	2,169	2,261
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/32	576	580
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (A)	17,485	18,060
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	853	843
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	350	342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	$413	$405
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	1,841	1,800
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.493%, 02/15/40 (A)	1,050	684
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
3.096%, 11/21/34 (A)	1,200	1,174
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7
3.096%, 11/21/34 (A)	1,585	1,288
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.096%, 11/21/34 (A)	11,650	10,154
Master Adjustable Rate Mortgages Trust, Ser 2007-3, Cl 12A1
0.436%, 05/25/47 (A)	18,676	8,624
Master Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/34	2,494	2,502
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (B)	3,785	3,490
Master Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.586%, 05/25/35 (A) (B)	732	582
Master Reperforming Loan Trust, Ser 2006-1, Cl 1A1F
0.596%, 07/25/35 (A) (B)	1,674	1,392
MASTR Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	668	656
MASTR Alternative Loans Trust, Ser 2006-3, Cl AA3
6.250%, 07/25/36	802	585
MASTR Asset Securitization Trust, Ser 2004-10, Cl SA1
0.636%, 11/25/34 (A)	184	173
Merit Securities, Ser 2003-13, Cl A4
7.963%, 12/28/33 (A)	3,483	3,487
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 2A1
3.841%, 02/25/34 (A)	262	251
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.261%, 02/25/34 (A)	5,082	4,933
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
4.475%, 02/25/35 (A)	256	221
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (A)	3,365	3,483

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	$1,254	$1,244
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.941%, 02/25/36 (A)	550	401
Merrill Lynch, Ser 2006-1, Cl A2
5.439%, 02/12/39 (A)	2,381	2,402
Merrill Lynch, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	16,900	14,279
Merrill Lynch, Ser 2007-7, Cl A4
5.810%, 06/12/50 (A)	6,740	5,485
Merrill Lynch, Ser 2007-9, Cl AM
5.856%, 09/12/49 (A)	2,130	1,385
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-6, Cl A4
5.485%, 03/12/51 (A)	6,740	5,412
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.889%, 04/25/29 (A)	443	360
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.537%, 05/25/29 (A)	636	591
MLCC Mortgage Investors, Ser 2005-1, Cl 2A2
4.804%, 04/25/35 (A)	336	284
MLCC Mortgage Investors, Ser 2005-1, Cl 2A1
4.804%, 04/25/35 (A)	108	91
Morgan Stanley Capital I, Ser 2003-IQ5, Cl A4
5.010%, 04/15/38	3,640	3,764
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	2,202	2,271
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	2,256	2,243
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A7
4.970%, 04/14/40	6,653	6,648
Morgan Stanley Capital I, Ser 2004-IQ7, Cl A4
5.537%, 06/15/38 (A)	4,367	4,402
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A4
5.168%, 01/14/42	680	689
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	3,939	4,066
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	9,252	9,072

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.355%, 11/14/42 (A)	$2,829	$2,956
Morgan Stanley Capital I, Ser 2005-T17, Cl A5
4.780%, 12/13/41	692	697
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	211	213
Morgan Stanley Capital I, Ser 2006-HQ10, Cl AM
5.360%, 11/12/41	2,130	1,611
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A2
5.374%, 03/12/44	2,130	2,147
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A4
5.558%, 03/12/44 (A)	2,789	2,662
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	7,900	7,755
Morgan Stanley Capital I, Ser 2007-HQ11, Cl A31
5.439%, 02/12/44	831	807
Morgan Stanley Dean Witter Capital I, Ser 2000-LIFE, Cl A2
7.570%, 11/15/36 (A)	529	529
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP5, Cl A4
6.390%, 10/15/35	6,886	7,257
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl A3
6.510%, 04/15/34	647	688
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	551	581
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	7,164	7,340
Morgan Stanley Dean Witter Capital I, Ser 2003-TOP9, Cl A2
4.740%, 11/13/36	1,328	1,365
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.346%, 02/25/47 (A)	679	516
New York Mortgage Trust, Ser 2006-1, Cl 2A2
5.645%, 05/25/36 (A)	788	656
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	4,921	5,278
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	177	134

50	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/35 (B)	$3,078	$2,483
RBSGC Mortgage Pass Through Certificates, Ser 2007-B, Cl 1A4
0.686%, 01/25/37 (A)	6,546	3,227
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	680	674
Residential Accredit Loans, Ser 2003-QS19, Cl A1
5.750%, 10/25/33	632	607
Residential Accredit Loans, Ser 2004-QS7, Cl A4
5.500%, 05/25/34	1,346	955
Residential Accredit Loans, Ser 2005-Q02, Cl A1
1.992%, 09/25/45 (A)	1,239	615
Residential Accredit Loans, Ser 2006-QO8, Cl 1A1A
0.326%, 10/25/46 (A)	7,278	6,646
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	1,166	1,131
Residential Asset Mortgage Products, Ser 2004-SL3, Cl A2
6.500%, 12/25/31	2,156	2,044
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	686	655
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.362%, 12/25/34 (A)	2,026	1,607
Salomon Brothers Mortgage Securities VII, Ser 2000-C3, Cl A2
6.592%, 12/18/33	3,140	3,202
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	1,790	1,845
Station Place Securitization Trust Ser 2009-1, Cl A
1.740%, 11/30/39	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-18, Cl 1A1
5.624%, 09/25/35 (A)	4,918	3,522
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.556%, 10/25/35 (A)	6,124	3,569
Structured Asset Mortgage Investments, Ser 2004-AR8, Cl A1
0.577%, 05/19/35 (A)	247	174
Structured Asset Mortgage Investments, Ser 2006-AR6, Cl 1A3
0.426%, 07/25/46 (A)	222	107

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.436%, 10/25/36 (A)	$6,929	$3,263
Structured Asset Mortgage Investments, Ser 2007-AR4, Cl GA4B
0.416%, 09/25/47 (A)	19,753	9,858
Structured Asset Securities, Ser 2003-16, Cl A3
0.736%, 06/25/33 (A)	1,409	1,273
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.165%, 10/25/33 (A)	11,911	9,495
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	1,271	1,227
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	1,000	956
Structured Asset Securities, Ser 2005-6 , Cl 5A8
13.428%, 05/25/35 (A)	263	229
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.556%, 09/25/43 (A)	257	220
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 2A1
6.209%, 09/25/37 (A)	6,914	5,495
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.196%, 09/25/37 (A)	6,853	5,489
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.073%, 08/15/39 (A)	2,500	2,657
US Bank National Mortgage Association, Ser 2007-1, Cl A
5.920%, 05/25/12	6,530	6,955
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	3,200	3,544
Virginia Housing Development Authority, Ser 2006-2, Cl CTFS
6.000%, 06/25/34	706	702
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	2,587	2,751
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A3
4.957%, 08/15/35 (A)	1,341	1,337

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	$439	$443
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	1,021	1,021
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C18, Cl A4
4.935%, 04/15/42	1,945	1,928
WaMu Mortgage Pass Through Certificates, Ser 2003-AR10, Cl A7
2.825%, 10/25/33 (A)	745	659
WaMu Mortgage Pass Through Certificates, Ser 2003-AR9, Cl 2A
2.882%, 09/25/33 (A)	464	451
WaMu Mortgage Pass Through Certificates, Ser 2003-S11, Cl 2A5
16.401%, 11/25/33 (A)	1,057	1,043
WaMu Mortgage Pass Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	804	818
WaMu Mortgage Pass Through Certificates, Ser 2003-S4, Cl 2A10
16.814%, 06/25/33 (A)	192	174
WaMu Mortgage Pass Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	2,063	1,873
WaMu Mortgage Pass Through Certificates, Ser 2004-AR11, Cl A
2.900%, 10/25/34 (A)	56	53
WaMu Mortgage Pass Through Certificates, Ser 2004-AR14, Cl A1
4.190%, 01/25/35 (A)	1,940	1,797
WaMu Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A1
3.136%, 06/25/34 (A)	380	353
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	854	855
WaMu Mortgage Pass Through Certificates, Ser 2006-AR13, Cl 2A
2.912%, 10/25/46 (A)	1,656	956
WaMu Mortgage Pass Through Certificates, Ser 2007-HY3, Cl 4A1
5.318%, 03/25/37 (A)	483	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2002-AR18, Cl A
4.189%, 01/25/33 (A)	$399	$368
WaMu Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	645	659
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.556%, 08/25/45 (A)	174	118
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.526%, 10/25/45 (A)	4,396	3,060
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A2
0.516%, 11/25/45 (A)	6,864	3,907
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR16, Cl 1A4A
5.091%, 12/25/35 (A)	13,585	9,056
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.526%, 12/25/45 (A)	6,618	3,678
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.702%, 01/25/46 (A)	3,478	831
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
5.606%, 11/25/36 (A)	540	410
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 2A1B
2.132%, 11/25/46 (A)	2,200	645
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A
1.472%, 11/25/46 (A)	3,360	1,690
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR15, Cl 1A1B
1.472%, 11/25/46 (A)	1,938	533
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
1.442%, 12/25/46 (A)	663	204
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.912%, 12/25/46 (A)	759	399

52	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2006-AR4, Cl DA
1.602%, 06/25/46 (A)	$1,447	$522
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR7, Cl A1B
1.552%, 09/25/46 (A)	1,124	225
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 4A1
5.386%, 02/25/37 (A)	9,596	6,015
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY1, Cl 1A1
5.672%, 02/25/37 (A)	7,218	4,879
WaMu Mortgage Pass-Through Certificates, Ser 2007-HY3, Cl 1A1
5.574%, 03/25/37 (A)	8,250	5,312
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl 1A
1.382%, 06/25/47 (A)	13,634	6,874
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA5, Cl A1B
1.472%, 05/25/47 (A)	17,036	3,535
WaMu Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
1.442%, 07/25/47 (A)	13,671	6,885
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/35	912	123
Washington Mutual Mortgage Pass Through Certificates, Ser 2003-AR6, Cl A1
3.052%, 06/25/33 (A)	713	664
Washington Mutual Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
3.136%, 06/25/34 (A)	498	462
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS8, Cl 1P, PO
1.656%, 05/25/33	451	334
Washington Mutual MSC Mortgage Pass-Through CTFS, Ser 2003-MS9, Cl 2P, PO
1.655%, 04/25/33	894	551
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	2,854	2,918

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
4.836%, 02/25/33 (A)	$953	$927
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.437%, 10/25/33 (A)	436	423
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.473%, 11/25/33 (A)	1,870	1,836
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-B, Cl A1
4.885%, 02/25/34 (A)	1,259	1,196
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	320	307
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.855%, 05/25/34 (A)	1,000	976
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
3.995%, 12/25/34 (A)	412	409
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A2
3.995%, 12/25/34 (A)	618	606
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
3.122%, 12/25/34 (A)	1,164	1,110
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
3.689%, 07/25/34 (A)	1,075	1,088
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
3.066%, 09/25/34 (A)	742	678
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
3.301%, 10/25/34 (A)	1,023	1,007
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
3.301%, 10/25/34 (A)	818	809
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
3.530%, 06/25/35 (A)	1,381	1,254

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
3.122%, 12/25/34 (A)	$776	$744
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A6
4.762%, 07/25/34 (A)	895	875
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A5
4.762%, 07/25/34 (A)	881	881
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.866%, 08/25/34 (A)	800	799
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.386%, 08/25/35 (A)	1,038	901
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-2, Cl 3A1
5.750%, 03/25/36	12,068	10,401
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR18, Cl 1A1
5.918%, 11/25/36 (A)	1,253	1,020

		864,614

Total Mortgage-Backed Securities (Cost $2,817,516) ($ Thousands)		2,789,624

CORPORATE OBLIGATIONS — 26.9%

Consumer Discretionary — 1.4%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	3,475	4,577
Comcast
6.500%, 01/15/17	2,455	2,730
6.500%, 01/15/15	3,635	4,086
5.700%, 05/15/18 (C)	2,320	2,464
Comcast Cable Communications
8.375%, 03/15/13	3,412	3,994
6.750%, 01/30/11 (C)	1,840	1,951
CVS
5.789%, 01/10/26 (B)	1,981	1,882
CVS Lease Pass-Through (B)
6.036%, 12/10/28	10,117	10,271
5.880%, 01/10/28	178	177
DaimlerChrysler
7.300%, 01/15/12	2,515	2,766
6.500%, 11/15/13	460	508
Eastman Kodak
7.250%, 11/15/13	2,445	1,944

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Grupo Televisa
6.625%, 01/15/40 (B)	$2,900	$2,849
JetBlue Airways Private Trust, Ser 2004-2, Cl G1
0.648%, 08/15/16 (A)	5,823	4,251
Kohl’s
6.250%, 12/15/17	255	287
McDonald’s MTN
5.350%, 03/01/18 (C)	3,770	4,181
Rogers Cable
5.500%, 03/15/14	1,165	1,264
Staples
9.750%, 01/15/14	305	369
Target
4.000%, 06/15/13	355	377
Thomson Reuters
5.950%, 07/15/13	1,655	1,859
4.700%, 10/15/19	250	257
Time Warner
7.700%, 05/01/32	1,385	1,624
6.875%, 05/01/12	130	144
Time Warner Cable
8.750%, 02/14/19	5,170	6,439
8.250%, 04/01/19	3,235	3,938
7.300%, 07/01/38	400	451
6.750%, 07/01/18	120	134
5.850%, 05/01/17	1,230	1,311
Time Warner Entertainment
8.375%, 07/15/33	1,180	1,416
Viacom
6.250%, 04/30/16	300	331
Wal-Mart Stores
6.200%, 04/15/38	1,550	1,751
5.800%, 02/15/18 (C)	3,360	3,825

		74,408

Consumer Staples — 0.9%
Altria Group
9.700%, 11/10/18	4,705	5,831
Anheuser-Busch InBev Worldwide (B)
7.750%, 01/15/19	5,565	6,674
7.200%, 01/15/14	100	115
5.375%, 01/15/20	3,150	3,306
Bunge Finance
8.500%, 06/15/19	350	408
5.900%, 04/01/17	107	108
Cargill
7.350%, 03/06/19 (B)	400	475
CVS Caremark
6.600%, 03/15/19	280	314
Diageo Capital
7.375%, 01/15/14	8,580	10,090
Diageo Finance BV
5.500%, 04/01/13	300	329

54	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GlaxoSmithKline Capital
4.375%, 04/15/14	$200	$215
Kraft Foods
6.750%, 02/19/14	200	225
6.125%, 08/23/18	700	754
PepsiCo
7.900%, 11/01/18 (C)	4,000	5,090
Roche Holdings
6.000%, 03/01/19 (B) (C)	2,310	2,607
SABMiller
5.500%, 08/15/13 (B)	320	347
Safeway
6.350%, 08/15/17	5,196	5,820
Wyeth
5.950%, 04/01/37 (C)	3,610	3,963

		46,671

Energy — 3.5%
Anadarko Finance, Ser B
7.500%, 05/01/31	3,293	3,733
Anadarko Petroleum
8.700%, 03/15/19	4,600	5,761
6.950%, 06/15/19	90	103
6.450%, 09/15/36	955	1,003
5.950%, 09/15/16	5,010	5,467
Apache
6.000%, 09/15/13	3,300	3,747
5.625%, 01/15/17	390	432
Baker Hughes
7.500%, 11/15/18	5,380	6,652
Cenovus Energy
5.700%, 10/15/19 (B)	2,730	2,894
Conoco Funding
7.250%, 10/15/31	885	1,049
6.950%, 04/15/29	3,685	4,278
6.350%, 10/15/11	430	473
ConocoPhillips
6.000%, 01/15/20	460	517
5.900%, 10/15/32	10	10
5.900%, 05/15/38	700	738
Duke Capital LLC
8.000%, 10/01/19	702	833
El Paso
6.950%, 06/01/28	2,250	1,946
EnCana
6.500%, 05/15/19	565	639
Energy Transfer Partners
9.000%, 04/15/19	3,025	3,687
8.500%, 04/15/14	2,095	2,450
6.700%, 07/01/18	4,900	5,403
Enterprise Products Operating LLC
9.750%, 01/31/14	7,250	8,829
Gaz Capital for Gazprom
6.212%, 11/22/16 (B)	427	414

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Halliburton
6.150%, 09/15/19	$300	$342
Hess
8.125%, 02/15/19	4,200	5,168
7.875%, 10/01/29	1,130	1,351
7.300%, 08/15/31	4,335	5,002
Husky Energy
7.250%, 12/15/19	2,765	3,232
5.900%, 06/15/14	1,590	1,748
Kerr-McGee
6.950%, 07/01/24	2,325	2,528
Kinder Morgan Energy Partners
7.125%, 03/15/12	1,760	1,942
6.950%, 01/15/38	455	492
6.000%, 02/01/17	3,140	3,386
5.950%, 02/15/18 (C)	350	376
5.000%, 12/15/13	1,190	1,265
Knight
6.500%, 09/01/12	7,315	7,516
Marathon Oil
7.500%, 02/15/19	300	354
Occidental Petroleum
7.000%, 11/01/13	7,060	8,279
Pemex Project Funding Master Trust
6.625%, 06/15/35	5,602	5,633
0.855%, 12/03/12 (A) (B)	201	193
Petrobras International Finance
7.875%, 03/15/19 (C)	4,280	5,000
6.875%, 01/20/40	2,245	2,312
6.125%, 10/06/16 (C)	1,890	2,022
5.750%, 01/20/20	537	547
Petro-Canada
6.800%, 05/15/38	250	275
6.050%, 05/15/18	260	283
Ras Laffan Liquefied Natural Gas III
5.500%, 09/30/14 (B) (C)	3,400	3,570
4.500%, 09/30/12 (B)	3,160	3,270
Shell International Finance BV
6.375%, 12/15/38	2,790	3,248
4.300%, 09/22/19	1,000	1,025
4.000%, 03/21/14	5,030	5,355
Sonat
7.625%, 07/15/11	2,880	2,926
Southern Union
8.250%, 11/15/29	5,018	5,716
Statoil
2.900%, 10/15/14	3,545	3,622
Suncor Energy
6.500%, 06/15/38 (C)	3,250	3,452
Talisman Energy
7.750%, 06/01/19	390	467
Total Capital
3.125%, 10/02/15	6,320	6,445
TransCanada PipeLines
6.500%, 08/15/18	425	490

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific Resources Group
7.150%, 05/15/28	$150	$152
Valero Energy
9.375%, 03/15/19	7,000	8,452
6.625%, 06/15/37	1,500	1,449
Williams
8.750%, 01/15/20	3,765	4,400
8.750%, 03/15/32	2,170	2,540
7.875%, 09/01/21	3,865	4,313
7.750%, 06/15/31	740	801
Williams, Ser A
7.500%, 01/15/31	20	21
XTO Energy
7.500%, 04/15/12	1,320	1,477
6.750%, 08/01/37	390	433
6.250%, 08/01/17	380	421
5.650%, 04/01/16	390	416
5.500%, 06/15/18	5,622	5,955
4.625%, 06/15/13	100	105

		190,825

Financials — 13.6%
Achmea Hypotheekbank
3.200%, 11/03/14 (B)	7,220	7,400
Aegon, Ser CMS
3.570%, 07/29/49 (A)	2,180	1,040
Aiful
5.000%, 08/10/10 (B) (C)	2,620	1,598
Allied World Assurance Holdings
7.500%, 08/01/16	2,000	2,149
Allstate
5.000%, 08/15/14	300	321
American Express
8.150%, 03/19/38	2,110	2,663
7.250%, 05/20/14 (C)	2,470	2,822
6.800%, 09/01/66 (A)	2,545	2,138
5.875%, 05/02/13	2,100	2,277
American Express Credit MTN
7.300%, 08/20/13	500	568
5.125%, 08/25/14	5,900	6,282
American General Finance MTN
6.900%, 12/15/17	1,500	1,053
American International Group
8.250%, 08/15/18	980	847
6.250%, 03/15/37	5,000	2,425
5.850%, 01/16/18	2,670	2,027
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	450	416
Associates Corp of North America
6.950%, 11/01/18	200	206
Australia & New Zealand Banking Group
0.720%, 10/29/49 (A)	1,400	835
BA Covered Bond Issuer
5.500%, 06/14/12 (B)	1,500	1,620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BAC Capital Trust XIV
5.630%, 03/15/12 (A)	$180	$119
BAC Capital Trust XV
1.161%, 06/01/56 (A)	9,235	5,730
Bank of America
7.625%, 06/01/19	200	229
7.375%, 05/15/14	7,705	8,649
6.500%, 08/01/16	500	531
6.000%, 09/01/17	2,125	2,199
5.750%, 12/01/17	4,545	4,635
5.420%, 03/15/17	2,500	2,436
Bank of Ireland
0.563%, 12/29/49 (A)	1,030	283
Bank of New York Mellon MTN
4.600%, 01/15/20	160	164
Bank of Scotland
1.500%, 11/29/49 (A)	330	168
Bank One
7.875%, 08/01/10	4,440	4,654
Barclays Bank
6.050%, 12/04/17 (B)	2,490	2,592
5.200%, 07/10/14	1,430	1,534
5.000%, 09/22/16	7,735	8,023
2.500%, 01/23/13	500	502
0.875%, 08/07/49 (A)	380	201
Barnett Capital III
0.906%, 02/01/27 (A)	600	413
Barrick International Bank
6.350%, 10/15/36 (B)	5,200	5,552
BB&T
6.850%, 04/30/19	350	398
4.900%, 06/30/17	400	396
3.850%, 07/27/12	150	156
3.375%, 09/25/13	620	631
Bear Stearns
7.250%, 02/01/18	4,280	4,949
6.950%, 08/10/12	1,665	1,871
6.400%, 10/02/17 (C)	11,750	12,956
4.650%, 07/02/18	3,000	2,985
BNP Paribas
0.738%, 03/23/87 (A)	510	383
Boeing Capital
4.700%, 10/27/19	920	931
BP Capital Markets
5.250%, 11/07/13	7,600	8,455
3.875%, 03/10/15	9,990	10,527
3.625%, 05/08/14	100	105
Capital One Bank USA
8.800%, 07/15/19	2,480	2,937
Capital One Financial
7.375%, 05/23/14	450	516
6.750%, 09/15/17	590	651
Caterpillar Financial Services MTN
7.150%, 02/15/19	250	301

56	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.200%, 09/30/13 (C)	$5,640	$6,307
5.850%, 09/01/17	580	635
Cedar Brakes II LLC
9.875%, 09/01/13 (B)	3,592	3,675
Chase Capital VI
0.906%, 08/01/28 (A)	2,000	1,424
Citigroup
8.500%, 05/22/19	600	678
8.125%, 07/15/39	3,450	3,793
6.875%, 03/05/38 (C)	9,660	9,361
6.500%, 08/19/13	2,920	3,116
6.375%, 08/12/14	2,650	2,787
6.125%, 08/25/36	2,000	1,698
5.500%, 02/15/17	10,000	9,518
5.500%, 04/11/13	3,699	3,823
5.500%, 10/15/14	1,000	1,019
5.000%, 09/15/14	2,890	2,809
0.812%, 08/25/36 (A)	2,839	1,594
Citigroup Capital III
7.625%, 12/01/36	2,000	1,330
Citigroup Capital XXI
8.300%, 12/21/57 (A) (C)	1,703	1,516
Citigroup Funding MTN
1.875%, 10/22/12	6,280	6,367
0.611%, 04/30/12 (A)	4,900	4,943
Comerica Capital Trust II
6.576%, 02/20/37 (A)	220	163
Commonwealth Bank of Australia
5.000%, 10/15/19 (B) (C)	3,805	3,909
3.750%, 10/15/14 (B)	5,025	5,147
Corestates Capital I
8.000%, 12/15/26 (B)	629	623
Countrywide Financial MTN
5.800%, 06/07/12	5,283	5,648
4.000%, 03/22/11	5,750	5,874
Credit Agricole
8.375%, 12/31/49 (A) (B) (C)	4,740	4,977
Credit Suisse NY
6.000%, 02/15/18	9,445	10,103
5.500%, 05/01/14	1,775	1,947
5.300%, 08/13/19	600	629
5.000%, 05/15/13	8,500	9,179
3.450%, 07/02/12	300	312
Credit Suisse USA
5.125%, 08/15/15	310	334
5.125%, 01/15/14	335	360
Depfa ACS Bank
5.125%, 03/16/37 (B)	4,200	3,263
Deutsche Bank MTN
3.875%, 08/18/14	295	305
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	4,789	3,520
Discover Financial Services
0.830%, 06/11/10 (A)	3,547	3,510

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dresdner Funding Trust I
8.151%, 06/30/31 (B)	$365	$272
ERP Operating
5.750%, 06/15/17‡	500	512
5.125%, 03/15/16‡	1,000	995
Export-Import Bank of Korea
5.875%, 01/14/15	3,560	3,865
5.500%, 10/17/12	2,320	2,484
Farmers Exchange Capital
7.200%, 07/15/48 (B)	2,519	2,017
7.050%, 07/15/28 (B)	1,063	914
Farmers Insurance Exchange
8.625%, 05/01/24 (B)	4,118	4,053
First Industrial MTN
7.500%, 12/01/17	1,765	1,404
Fleet Capital Trust II
7.920%, 12/11/26	1,600	1,496
FMR LLC
6.450%, 11/15/39 (B)	250	252
General Electric Capital
6.875%, 01/10/39	6,761	7,090
6.375%, 11/15/67 (A)	8,925	7,341
6.000%, 08/07/19	550	579
5.900%, 05/13/14	5,010	5,495
5.625%, 09/15/17	800	836
5.625%, 05/01/18	8,225	8,495
5.450%, 01/15/13	180	194
5.400%, 02/15/17	1,800	1,857
0.658%, 05/05/26 (A)	4,345	3,462
0.559%, 09/15/14 (A)	6,550	6,080
0.404%, 04/10/12 (A)	500	486
0.399%, 03/20/14 (A)	2,000	1,847
Glitnir Banki (B) (D)
7.451%, 09/14/16	500	—
6.693%, 06/15/16	4,480	—
6.375%, 09/25/12	3,100	667
6.330%, 07/28/11	2,440	525
GMAC
1.750%, 10/30/12	3,960	4,001
GMAC LLC
8.000%, 12/31/18 (B) (C)	305	253
7.750%, 01/19/10 (B)	1,545	1,543
7.500%, 12/31/13 (B)	2,110	1,941
7.250%, 03/02/11 (B) (C)	1,744	1,705
2.455%, 12/01/14 (A) (B)	4,579	3,549
Goldman Sachs Capital II
5.793%, 12/29/49 (A)	23,795	17,489
Goldman Sachs Group
7.500%, 02/15/19 (C)	6,675	7,883
6.750%, 10/01/37	4,405	4,534
6.600%, 01/15/12	2,630	2,877
6.250%, 09/01/17	1,400	1,528
6.150%, 04/01/18	7,800	8,419
5.950%, 01/18/18	500	535

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.450%, 11/01/12	$6,770	$7,364
5.150%, 01/15/14	470	500
5.125%, 01/15/15	2,095	2,224
4.500%, 06/15/10	450	459
3.625%, 08/01/12	300	312
0.784%, 01/12/15 (A)	3,000	2,912
0.683%, 07/22/15 (A)	1,000	926
HBOS
6.750%, 05/21/18 (B) (C)	5,100	4,742
HBOS Capital Funding
6.071%, 06/30/49 (A) (B)	1,920	1,210
HCP
6.700%, 01/30/18‡	1,120	1,134
6.300%, 09/15/16‡	975	982
6.000%, 01/30/17‡	6,610	6,511
5.650%, 12/15/13‡	3,305	3,364
Highwoods Properties
7.500%, 04/15/18‡	1,339	1,336
Hongkong & Shanghai Banking
0.438%, 07/22/49 (A)	195	119
HRPT Properties Trust
6.650%, 01/15/18‡	150	142
6.250%, 08/15/16‡	300	292
HSBC Bank
1.288%, 06/29/49 (A)	1,160	708
HSBC Finance
8.000%, 07/15/10	2,330	2,424
7.000%, 05/15/12	1,975	2,168
6.375%, 11/27/12	365	399
5.500%, 01/19/16	600	638
4.750%, 07/15/13	166	174
0.534%, 01/15/14 (A)	500	463
HSBC Holdings
6.800%, 06/01/38	1,975	2,178
Hutchison Whampoa International
5.750%, 09/11/19 (B)	2,330	2,402
4.625%, 09/11/15 (B)	6,890	7,022
ILFC E-Capital Trust II
6.250%, 12/21/65 (A) (B) (C)	1,200	552
International Lease Finance MTN
5.250%, 01/10/13	400	322
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	610	629
Jefferies Group
6.450%, 06/08/27	590	502
6.250%, 01/15/36	400	324
John Deere Capital MTN
5.750%, 09/10/18	300	336
JPMorgan Chase
7.900%, 04/29/49 (A) (C)	5,732	5,605
6.400%, 05/15/38 (C)	2,800	3,100
6.300%, 04/23/19	2,200	2,452
5.750%, 01/02/13	3,670	3,979

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 10/01/12	$3,605	$3,953
5.150%, 10/01/15	240	253
5.125%, 09/15/14	756	802
4.650%, 06/01/14	2,820	3,012
JPMorgan Chase Bank
6.000%, 10/01/17	5,150	5,518
0.630%, 06/13/16 (A)	4,250	3,845
JPMorgan Chase Capital XIII
1.232%, 09/30/34 (A)	1,440	998
JPMorgan Chase Capital XXII
6.450%, 02/02/37	500	450
JPMorgan Chase Capital XXV
6.800%, 10/01/37	3,135	3,102
Kaupthing Bank (B) (D)
7.625%, 02/28/15	8,130	1,890
7.125%, 05/19/16	12,000	1
5.750%, 10/04/11	1,120	260
KeyBank
5.800%, 07/01/14	600	598
Landsbanki Islands
6.100%, 08/25/11 (B) (D)	6,520	342
Lazard Group
7.125%, 05/15/15	4,520	4,719
6.850%, 06/15/17	4,515	4,631
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (D)	10,370	1
6.500%, 07/19/17 (D)	4,040	—
6.200%, 09/26/14 (D)	1,560	304
5.250%, 02/06/12 (D)	965	188
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (D)	20,630	2
Liberty Mutual Group
7.500%, 08/15/36 (B)	2,028	1,825
Lloyds Banking Group
5.920%, 09/29/49 (A) (B)	8,400	4,452
M&T Bank
5.375%, 05/24/12	325	338
Mack-Cali Realty
7.750%, 08/15/19‡	980	1,045
MassMutual Global Funding II
3.625%, 07/16/12 (B)	150	156
MBNA Capital, Ser A
8.278%, 12/01/26	2,465	2,354
Merna Reinsurance
2.032%, 07/07/10 (A) (B)	4,950	4,864
Merrill Lynch
7.430%, 09/01/22	4	4
6.875%, 04/25/18	980	1,053
6.400%, 08/28/17	900	946
6.150%, 04/25/13	210	226
5.700%, 05/02/17	600	595
MetLife
7.717%, 02/15/19 (C)	3,500	4,197
6.400%, 12/15/36	10,020	8,342

58	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife Capital Trust X
9.250%, 04/08/38 (A) (B)	$2,700	$2,808
Metropolitan Life Global Funding I
5.125%, 04/10/13 (B)	200	215
5.125%, 06/10/14 (B)	1,275	1,369
2.875%, 09/17/12 (B)	600	607
Monumental Global Funding
5.500%, 04/22/13 (B)	235	247
Morgan Stanley MTN
7.250%, 04/01/32	1,990	2,283
6.625%, 04/01/18	6,650	7,215
6.250%, 08/28/17	550	589
6.000%, 05/13/14	9,796	10,675
5.950%, 12/28/17 (C)	4,045	4,252
5.625%, 09/23/19	3,660	3,707
5.550%, 04/27/17	514	523
5.300%, 03/01/13	400	427
5.250%, 11/02/12	2,090	2,242
4.750%, 04/01/14	2,270	2,310
4.200%, 11/20/14	1,836	1,844
0.734%, 10/18/16 (A) (C)	7,725	6,957
0.642%, 06/20/12 (A)	7,510	7,581
0.584%, 01/09/14 (A)	1,475	1,394
0.564%, 01/15/10 (A) (C)	2,250	2,251
0.534%, 01/18/11 (A)	525	522
MUFG Capital Finance 1
6.346%, 07/25/49 (A)	1,840	1,660
6.346%, 07/25/49 (A)	378	329
National Australia Bank
5.350%, 06/12/13 (B)	5,495	5,984
National Capital Trust II
5.486%, 12/29/49 (A) (B)	3,207	2,598
National City
4.900%, 01/15/15	400	420
National City Bank
5.800%, 06/07/17	250	259
0.625%, 06/07/17 (A)	6,000	5,043
National Rural Utilities Cooperative Finance
2.625%, 09/16/12	95	97
Nationwide Mutual Insurance
6.600%, 04/15/34 (B)	2,483	1,928
5.810%, 12/15/24 (A) (B)	3,900	3,077
NB Capital Trust IV
8.250%, 04/15/27	2,305	2,207
New York Life Global Funding
4.650%, 05/09/13 (B)	300	321
NIBC Bank MTN
2.800%, 12/02/14 (B)	4,985	4,992
Nordea Bank
3.700%, 11/13/14 (B)	6,270	6,379
2.500%, 11/13/12 (B)	2,850	2,876
Northern Trust
5.500%, 08/15/13	85	95

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Power Receivables Finance
6.290%, 01/01/12 (B)	$571	$579
6.290%, 01/01/12	1,807	1,834
Pricoa Global Funding I
5.450%, 06/11/14 (B)	3,300	3,515
Prime Property Fund
5.600%, 06/15/11‡ (B)	3,380	3,224
5.500%, 01/15/14‡ (B)	5,000	4,334
Principal Life Global Funding I
6.250%, 02/15/12 (B)	600	637
5.050%, 03/15/15 (B)	750	745
Private Export Funding
3.050%, 10/15/14	1,235	1,260
Prudential Holdings LLC
8.695%, 12/18/23 (B)	2,500	2,794
1.167%, 12/18/17 (A) (B)	3,725	3,054
Rabobank Nederland
11.000%, 12/31/49 (A) (B)	2,448	3,027
Resona Preferred Global Securities Cayman
7.191%, 07/30/49 (A) (B)	3,240	2,730
Royal Bank of Canada
0.500%, 06/29/85 (A)	860	531
Royal Bank of Scotland Group MTN
9.118%, 03/31/49	569	529
7.640%, 09/29/17 (A)	1,300	608
6.400%, 10/21/19	3,630	3,680
RSHB Capital
6.299%, 05/15/17 (B)	1,190	1,185
Security Benefit Life Insurance
8.750%, 05/15/16 (B)	5,200	1,144
Shinsei Finance Cayman
6.418%, 01/29/49 (A) (B)	5,605	3,251
Simon Property Group
10.350%, 04/01/19‡	520	671
6.750%, 05/15/14‡	165	181
SLM MTN
8.450%, 06/15/18	550	497
SMFG Preferred Capital
6.078%, 01/25/17 (A) (B)	6,810	5,638
Societe Generale
0.551%, 11/29/49 (A)	180	101
0.551%, 11/29/49 (A)	680	383
State Street
4.300%, 05/30/14	60	64
Stingray Pass-Through Trust MTN
5.902%, 01/12/15 (B)	1,800	450
SunTrust Capital VIII
6.100%, 12/15/36 (A)	5,570	3,929
SunTrust Preferred Capital I
5.853%, 12/15/11 (A)	2,643	1,725
TNK-BP Finance
7.500%, 07/18/16 (B)	1,800	1,800
6.625%, 03/20/17 (B)	1,070	1,014

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toll Road Investors Partnership II
5.547%, 02/15/45 (B) (E)	$7,217	$436
Travelers
6.250%, 03/15/37 (A)	6,250	5,663
5.900%, 06/02/19	145	162
Travelers Property Casualty
7.750%, 04/15/26	300	357
UBS
5.875%, 12/20/17	520	540
UDR MTN
5.000%, 01/15/12‡	2,000	2,043
US Bancorp MTN
2.875%, 11/20/14	415	416
Wachovia
5.750%, 06/15/17	305	321
5.500%, 05/01/13	600	650
5.250%, 08/01/14	650	684
Wachovia Bank
6.000%, 11/15/17	6,800	7,252
0.629%, 03/15/16 (A)	1,200	1,073
Wachovia Capital Trust III
5.800%, 03/15/11 (A)	3,752	2,570
WEA Finance LLC
7.500%, 06/02/14 (B)	3,040	3,381
7.125%, 04/15/18 (B)	9,635	10,371
6.750%, 09/02/19 (B)	3,186	3,348
Wells Fargo
7.980%, 03/15/18 (A)	395	366
5.625%, 12/11/17	350	366
5.000%, 11/15/14	1,145	1,199
3.750%, 10/01/14	1,830	1,845
Wells Fargo Capital X
5.950%, 12/15/36	1,630	1,377
Wells Fargo Capital XV
9.750%, 12/31/49 (A) (C)	7,770	8,236
Westfield Capital
4.375%, 11/15/10 (B)	4,600	4,666
Westfield Group
5.400%, 10/01/12 (B)	2,578	2,701
Westpac Banking
4.875%, 11/19/19	2,754	2,796
2.250%, 11/19/12	5,170	5,210
Woodbourne Capital Trust I
1.346%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust II
1.346%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust III
1.346%, 04/08/49 (A) (B)	625	131
Woodbourne Capital Trust IV
1.346%, 04/08/49 (A) (B)	625	131
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B) (C)	2,549	2,256
ZFS Finance USA Trust III
1.449%, 12/15/65 (A) (B)	620	502

		743,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 0.7%
Abbott Laboratories
5.600%, 11/30/17	$470	$526
Amgen
6.400%, 02/01/39 (C)	2,855	3,286
5.700%, 02/01/19	100	111
CareFusion
6.375%, 08/01/19 (B)	2,210	2,449
5.125%, 08/01/14 (B)	3,475	3,714
4.125%, 08/01/12 (B)	1,870	1,950
Coventry Health Care
5.950%, 03/15/17	3,140	2,916
GlaxoSmithKline Capital
5.650%, 05/15/18	4,350	4,847
HCA
5.750%, 03/15/14	5,548	5,132
Hospira
6.400%, 05/15/15	20	23
5.550%, 03/30/12	200	216
Humana
7.200%, 06/15/18	1,270	1,327
Pfizer
5.350%, 03/15/15	5,024	5,621
Schering-Plough
6.550%, 09/15/37 (C)	1,435	1,700
Tenet Healthcare
7.375%, 02/01/13	168	165
UnitedHealth Group
6.875%, 02/15/38	3,320	3,552
WellPoint
5.875%, 06/15/17	350	375

		37,910

Industrials — 1.1%
Air 2 US
8.027%, 10/01/19 (B)	2,521	2,218
Allied Waste North America
6.875%, 06/01/17	115	122
Boeing
4.875%, 02/15/20	2,760	2,871
Burlington Northern Santa Fe
7.290%, 06/01/36	200	237
4.700%, 10/01/19	375	384
Cedar Brakes I LLC
8.500%, 02/15/14 (B)	1,135	1,132
Continental Airlines
7.461%, 04/01/15 (C)	1,385	1,274
7.256%, 03/15/20 (C)	1,250	1,162
6.545%, 02/02/19 (C)	182	176
6.236%, 03/15/20	2,026	1,808
5.983%, 04/19/22 (C)	3,329	3,163
CSX
9.780%, 02/14/11	100	107
7.375%, 02/01/19	210	249
6.300%, 03/15/12	110	121

60	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines
7.379%, 05/18/10	$464	$463
6.821%, 08/10/22	2,276	2,134
6.619%, 03/18/11	256	253
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	14,850	14,701
General Electric
5.250%, 12/06/17	250	260
Lockheed Martin
8.500%, 12/01/29	300	403
Northrop Grumman Systems
7.750%, 03/01/16	200	245
Northwest Airlines, Ser 1A-2
6.841%, 04/01/11	4,500	4,410
Systems 2001 Asset Trust LLC
6.664%, 09/15/13 (B)	192	198
Tyco International Group
6.750%, 02/15/11	1,170	1,240
6.375%, 10/15/11	5,490	5,947
6.000%, 11/15/13	1,945	2,149
Union Pacific
7.000%, 02/01/16	500	573
Union Pacific Railroad 2003 Pass Through Trust
4.698%, 01/02/24	179	179
United Parcel Service
4.500%, 01/15/13 (C)	6,720	7,277
United Technologies
5.400%, 05/01/35	670	686
Waste Management
7.125%, 12/15/17	1,720	1,929
7.100%, 08/01/26	1,375	1,520

		59,591

Information Technology — 0.3%
Arrow Electronics
6.875%, 06/01/18	270	288
Cisco Systems
5.900%, 02/15/39	1,080	1,131
5.500%, 01/15/40	3,990	3,967
4.450%, 01/15/20	5,235	5,325
Dell
5.875%, 06/15/19 (C)	1,220	1,339
5.650%, 04/15/18	415	447
Hewlett-Packard
4.750%, 06/02/14	4,412	4,810
2.950%, 08/15/12	80	83
International Business Machines
7.625%, 10/15/18	365	461
Intuit
5.750%, 03/15/17	255	272
Oracle
5.000%, 07/08/19	450	479

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Xerox
8.250%, 05/15/14	$320	$372

		18,974

Materials — 0.9%
Alcoa
6.000%, 07/15/13 (C)	4,180	4,446
Barrick Gold
6.950%, 04/01/19	2,185	2,538
Codelco
4.750%, 10/15/14 (B)	900	970
Dow Chemical
8.550%, 05/15/19	5,530	6,536
4.850%, 08/15/12	3,855	4,075
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	7,725	8,334
PPG Industries
6.650%, 03/15/18	615	686
5.750%, 03/15/13	615	666
Rio Tinto Finance USA
9.000%, 05/01/19	2,310	2,944
6.500%, 07/15/18	5,080	5,630
5.875%, 07/15/13	2,745	3,013
Stauffer Chemical (E) (G) (H)
5.944%, 04/15/18	860	181
5.809%, 04/15/17	350	83
5.275%, 04/15/10	300	167
Vale Overseas
6.875%, 11/10/39	2,910	3,008
6.875%, 11/21/36	3,368	3,437

		46,714

Sovereign — 0.8%
Brazilian Government International Bond
5.625%, 01/07/41	2,505	2,417
Province of Ontario Canada
4.100%, 06/16/14	9,495	10,153
4.000%, 10/07/19	2,125	2,138
Qatar Govt International Bond
4.000%, 01/20/15 (B)	1,205	1,206
Republic of Korea
7.125%, 04/16/19	7,330	8,688
Russian Federation
7.500%, 03/31/30	1,012	1,142
Societe Financement de l’Economie Francaise
2.875%, 09/22/14 (B)	6,620	6,760
State of Qatar
6.400%, 01/20/40 (B)	1,205	1,229
5.250%, 01/20/20 (B)	1,965	1,980
Svensk Exportkredit
3.250%, 09/16/14	6,950	7,140

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Mexican States MTN
7.500%, 04/08/33	$218	$262
6.375%, 01/16/13	350	387
5.625%, 01/15/17	84	90
United Mexican States, Ser A MTN
6.750%, 09/27/34	798	886

		44,478

Telecommunication Services — 2.0%
America Movil
5.625%, 11/15/17 (C)	1,450	1,552
5.000%, 10/16/19 (B)	4,600	4,642
AT&T
8.000%, 11/15/31	1,250	1,535
6.700%, 11/15/13	500	573
6.550%, 02/15/39 (C)	6,860	7,406
5.600%, 05/15/18	400	426
5.100%, 09/15/14 (C)	2,410	2,624
BellSouth
4.750%, 11/15/12 (C)	190	205
BellSouth Telecommunications
6.300%, 12/15/15	280	304
British Telecommunications
9.625%, 12/15/30	2,825	3,616
9.125%, 12/15/10	1,460	1,567
5.950%, 01/15/18 (C)	1,711	1,766
Cellco Partnership
8.500%, 11/15/18	3,015	3,852
7.375%, 11/15/13	7,330	8,538
5.550%, 02/01/14	1,120	1,234
3.750%, 05/20/11	4,500	4,662
COX Communications
5.450%, 12/15/14	235	256
Deutsche Telekom International Finance
6.000%, 07/08/19	600	657
5.750%, 03/23/16	2,175	2,354
France Telecom
7.750%, 03/01/11	1,895	2,046
GTE
8.750%, 11/01/21	600	739
Historic TW
9.150%, 02/01/23	500	630
New Cingular Wireless Services
8.125%, 05/01/12	1,255	1,440
News America
7.300%, 04/30/28	350	365
6.900%, 08/15/39 (B)	1,435	1,564
6.650%, 11/15/37	260	274
6.200%, 12/15/34	315	315
News America Holdings
8.875%, 04/26/23	200	240
Qwest
7.875%, 09/01/11	1,560	1,620
7.500%, 10/01/14	4,065	4,156

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Reed Elsevier Capital
8.625%, 01/15/19 (C)	$2,460	$3,086
Rogers Communications
6.375%, 03/01/14	6,305	7,079
Royal
8.000%, 10/01/10	5,100	5,386
Sprint Capital
8.750%, 03/15/32	390	334
8.375%, 03/15/12	5,300	5,446
6.900%, 05/01/19	120	105
TCI Communications
8.750%, 08/01/15	701	856
7.125%, 02/15/28	400	425
Telecom Italia Capital
6.999%, 06/04/18 (C)	4,480	4,995
5.250%, 10/01/15	370	389
5.250%, 11/15/13	580	619
4.950%, 09/30/14	1,320	1,394
Telefonica Emisiones
5.984%, 06/20/11	2,300	2,452
5.877%, 07/15/19	115	126
Verizon Communications
8.950%, 03/01/39	5,410	7,411
8.750%, 11/01/18	194	246
6.400%, 02/15/38	660	710
6.100%, 04/15/18	1,580	1,741
5.500%, 02/15/18	2,810	2,987
Verizon Global Funding
7.750%, 12/01/30	200	238
7.375%, 09/01/12	1,730	1,978
6.875%, 06/15/12	465	521
Verizon Maryland
7.150%, 05/01/23	600	631
Vodafone Group
5.450%, 06/10/19	226	240

		110,553

Utilities — 1.7%
Appalachian Power
5.950%, 05/15/33	200	200
Arizona Public Services
8.000%, 12/30/15	608	660
Carolina Power & Light
5.300%, 01/15/19	400	434
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	150	174
Cleveland Electric Illuminating
7.880%, 11/01/17	310	376
Consumers Energy
6.700%, 09/15/19	400	467
Dominion Resources
8.875%, 01/15/19	6,430	8,235
6.400%, 06/15/18	300	339

62	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.700%, 09/17/12	$3,560	$3,905
4.750%, 12/15/10	740	767
Dominion Resources, Ser D
5.125%, 12/15/09	850	850
DPL
6.875%, 09/01/11	3,620	3,910
Duke Energy
6.300%, 02/01/14	2,830	3,157
5.625%, 11/30/12	425	473
Enel Finance International
6.000%, 10/07/39 (B)	2,175	2,230
5.125%, 10/07/19 (B)	2,610	2,696
Exelon
5.625%, 06/15/35	2,605	2,494
Exelon Generation LLC
6.250%, 10/01/39	1,720	1,796
5.200%, 10/01/19	845	874
FirstEnergy Solutions
6.800%, 08/15/39 (B)	1,310	1,361
6.050%, 08/15/21 (B)	3,175	3,324
4.800%, 02/15/15 (B)	1,035	1,076
FirstEnergy, Ser B
6.450%, 11/15/11	18	19
FirstEnergy, Ser C
7.375%, 11/15/31	4,935	5,517
Hydro Quebec, Ser JL
6.300%, 05/11/11 (C)	1,050	1,133
KCP&L Greater Missouri Operations
11.875%, 07/01/12	3,360	3,907
8.270%, 11/15/21	2,894	3,079
Massachusetts Electric
5.900%, 11/15/39 (B)	210	216
Nevada Power
8.250%, 06/01/11	5,910	6,427
7.125%, 03/15/19	400	459
Niagara Mohawk Power
4.881%, 08/15/19 (B)	180	185
Nisource Finance
10.750%, 03/15/16	500	605
6.800%, 01/15/19	3,547	3,823
Northern States Power
5.350%, 11/01/39	56	57
Oncor Electric Delivery
6.800%, 09/01/18 (C)	4,135	4,710
Pacific Gas & Electric
8.250%, 10/15/18	1,130	1,428
6.050%, 03/01/34	3,275	3,533
5.800%, 03/01/37	840	880
5.400%, 01/15/40	156	155
PacifiCorp
5.650%, 07/15/18	100	110
5.500%, 01/15/19	400	437
Power Contract Financing
6.256%, 02/01/10 (B)	653	656

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Progress Energy
6.850%, 04/15/12	$1,715	$1,885
6.000%, 12/01/39	200	203
PSEG Power LLC
5.500%, 12/01/15	445	484
5.320%, 09/15/16 (B)	126	133
Public Service Electric & Gas MTN
5.375%, 11/01/39	97	98
Public Service of New Mexico
7.950%, 05/15/18	3,000	3,140
Public Service of Oklahoma
5.150%, 12/01/19	170	175
Sempra Energy
8.900%, 11/15/13	400	477
6.500%, 06/01/16	135	151
Southern
4.150%, 05/15/14	85	90
Southern California Edison
4.650%, 04/01/15	200	217
Tennessee Valley Authority
5.250%, 09/15/39	1,828	1,871
Texas-New Mexico Power
9.500%, 04/01/19 (B)	875	1,084
TXU
6.500%, 11/15/24	410	188
TXU, Ser P
5.550%, 11/15/14	370	255
TXU, Ser R
6.550%, 11/15/34	4,385	1,954
Virginia Electric and Power
5.400%, 04/30/18	300	324

		89,863

Total Corporate Obligations (Cost $1,474,755) ($ Thousands)		1,462,987

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Bills (E)
0.130%, 12/03/09 (C)	53,055	53,055
0.138%, 12/10/09 (C)	10,770	10,770
0.107%, 12/17/09 (C)	6,820	6,820
0.046%, 02/18/10	1,615	1,615
U.S. Treasury Bonds
7.500%, 11/15/16	20,700	26,996
8.750%, 05/15/17	21,675	30,311
8.875%, 08/15/17	21,800	30,810
8.875%, 02/15/19	7,358	10,714
8.500%, 02/15/20	100	145
8.750%, 08/15/20	3,950	5,850
7.125%, 02/15/23 (C)	3,742	5,077
6.250%, 08/15/23 (C)	9,565	12,118
6.750%, 08/15/26	250	337
6.500%, 11/15/26	100	132
6.375%, 08/15/27	200	261

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.125%, 11/15/27	$150	$191
5.375%, 02/15/31 (C)	21,419	25,218
4.500%, 05/15/38	2,082	2,187
3.500%, 02/15/39 (C)	27,405	24,155
4.250%, 05/15/39 (C)	25,169	25,362
4.500%, 08/15/39 (C)	54,308	57,057
4.375%, 11/15/39 (C)	35,618	36,703
U.S. Treasury Inflation-Protected Securities
2.000%, 01/15/16	11,126	13,035
2.375%, 01/15/25	160	201
2.000%, 01/15/26 (C)	2,310	2,630
2.375%, 01/15/27	11,879	13,983
1.750%, 01/15/28 (C)	25,404	26,273
3.625%, 04/15/28 (C)	20,180	34,672
3.875%, 04/15/29	570	1,004
U.S. Treasury Notes
1.000%, 09/30/11	15,030	15,144
4.500%, 11/30/11	1,000	1,076
1.875%, 06/15/12	2,007	2,057
1.750%, 08/15/12 (C)	5,250	5,360
1.375%, 10/15/12	1,397	1,410
1.375%, 11/15/12 (C)	6,725	6,778
3.875%, 02/15/13	300	325
1.875%, 02/28/14	1,000	1,008
2.625%, 06/30/14 (C)	37,150	38,471
2.375%, 09/30/14 (C)	15,470	15,789
2.375%, 10/31/14	398	405
2.125%, 11/30/14	19,377	19,486
2.375%, 03/31/16 (C)	6,020	5,985
3.000%, 08/31/16	1,857	1,904
4.625%, 02/15/17	30,500	34,334
4.500%, 05/15/17	1,600	1,786
4.750%, 08/15/17	6,000	6,796
3.750%, 11/15/18 (C)	27,320	28,660
2.750%, 02/15/19 (C)	6,701	6,479
3.125%, 05/15/19 (C)	23,178	23,064
3.625%, 08/15/19 (C)	30,006	31,047
3.375%, 11/15/19 (C)	40,546	41,142
U.S. Treasury STRIPS (E)
2.156%, 02/15/13	1,000	959
2.834%, 02/15/14	8,550	7,926
2.740%, 05/15/14	2,150	1,978
2.660%, 02/15/15	200	179
3.132%, 08/15/16	5,100	4,212
4.209%, 02/15/17	17,420	13,997
3.712%, 08/15/17	4,000	3,132
3.619%, 11/15/17	6,150	4,755
3.405%, 02/15/18	1,050	802
3.489%, 05/15/18 (C)	4,360	3,327
4.213%, 05/15/20	2,900	1,971
4.415%, 08/15/20	4,550	3,051
4.296%, 11/15/20	1,000	661
5.294%, 02/15/21	200	131

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

4.830%, 11/15/21	$13,050	$8,214
4.048%, 02/15/22	300	186
4.453%, 02/15/24	75	42
6.321%, 05/15/24	800	438
4.408%, 08/15/24	200	108
4.506%, 05/15/29	100	42
3.936%, 05/15/30	9,150	3,734
4.292%, 02/15/32	200	74
4.560%, 05/15/36	300	92

Total U.S. Treasury Obligations (Cost $780,296) ($ Thousands)		806,199

AFFILIATED PARTNERSHIP — 11.9%
SEI Liquidity Fund, L.P. 0.320%**† (F)	657,743,190	646,774

Total Affiliated Partnership (Cost $657,743) ($ Thousands)		646,774

ASSET-BACKED SECURITIES — 4.5%

Automotive — 0.5%
Ally Auto Receivables Trust, Ser 2009-1, Cl A3
2.330%, 06/17/13 (B)	500	504
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (B)	200	208
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	650	660
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (B)	1,656	1,702
Bank of America Auto Trust, Ser 2009-3A, Cl A4
2.670%, 12/15/16 (B)	2,565	2,565
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (B)	350	350
Bank of America Auto Trust, Ser 2009-14, Cl A3
2.670%, 07/15/13 (B)	600	613
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A3
2.820%, 01/15/16	250	256
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (B)	695	702
Daimler Chrysler Auto Trust, Ser 2008-B, Cl A2B
1.172%, 07/08/11 (A)	172	173
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	350	358

64	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-B, Cl A4
4.500%, 07/15/14	$300	$319
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	1,148	1,188
Harley-Davidson Motorcycle Trust, Ser 2009-1, Cl A4
4.550%, 01/15/17	3,458	3,646
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	791	813
Harley-Davidson Motorcycle Trust, Ser 2009-3, Cl A4
2.540%, 04/15/17	1,413	1,427
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/14	592	592
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (B)	3,110	3,184
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A4
3.300%, 09/15/15	250	258
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	200	204
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A4
3.150%, 03/15/16	1,098	1,131
Nissan Auto Receivables Owner Trust, Ser 2009-A, Cl A4
4.740%, 08/17/15	1,896	2,042
Triad Auto Receivables Owner Trust, Ser 2006-C, Cl A3
5.410%, 08/12/11	575	577
5.260%, 11/14/11	282	284
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	470	470
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	365	369
World Omni Auto Receivables Trust, Ser 2009-A, Cl A4
5.120%, 05/15/14	1,970	2,125

		26,720

Credit Cards — 1.0%
BA Credit Card Trust, Ser 2006-A11, Cl A11
0.269%, 04/15/16 (A)	8,316	7,890
BA Credit Card Trust, Ser 2006-A12, Cl A12
0.259%, 03/15/14 (A)	8,000	7,839

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BA Credit Card Trust, Ser 2006-A9, Cl A9
0.249%, 02/15/13 (A)	$2,823	$2,803
BA Credit Card Trust, Ser 2007-A4, Cl A4
0.279%, 11/15/19 (A)	4,130	3,681
Capital One Multi-Asset Execution Trust, Ser 2008-A3, Cl A3
5.050%, 02/15/16	6,888	7,335
Chase Issuance Trust, Ser 2005-A6, Cl A6
0.309%, 07/15/14 (A)	787	775
Discover Card Master Trust I, Ser 2005-4, Cl A2
0.329%, 06/16/15 (A)	3,319	3,223
Discover Card Master Trust I, Ser 2006-3, Cl A1
0.269%, 03/15/14 (A)	2,879	2,833
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.539%, 12/15/14 (A)	2,066	2,071
MBNA Master Credit Card Trust, Ser 1997-B, Cl A
0.399%, 08/15/14 (A)	6,141	5,980
Nordstrom Private Label Credit Card Master Note Trust, Ser 2007-2A, Cl A
0.299%, 05/15/15 (A) (B)	2,382	2,237
Target Credit Card Master Trust, Ser 2005-1, Cl A
0.296%, 10/27/14 (A)	6,258	6,149

		52,816

Mortgage Related Securities — 0.7%
ABFS Mortgage Loan Trust, Ser 2002-3, Cl A
4.763%, 09/15/33	9	8
ABS Home Equity, Ser 2001-HE3, Cl A1
0.779%, 11/15/31 (A)	255	188
ACE Securities, Ser 2006-SL3, Cl A1
0.336%, 06/25/36 (A)	6,813	776
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.476%, 03/25/30 (A)	2,572	848
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.276%, 12/25/36 (A)	722	609
Conseco Finance Home Loan Trust, Ser 2001-D, Cl A5
6.190%, 11/15/32 (A)	5,262	4,976
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	10	9

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	65

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
1.059%, 09/15/29 (A)	$310	$167
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.706%, 05/25/39 (A) (B)	982	740
GMAC Mortgage Loan Trust, Ser 2007-HE2, Cl A6
6.249%, 12/25/37	964	498
GSAA Trust, Ser 2005-6, Cl A3
0.606%, 06/25/35 (A)	4,100	2,176
HFC Home Equity Loan Asset Backed Certificates, Ser 2005-2, Cl M2
0.727%, 01/20/35 (A)	608	501
HFC Home Equity Loan Asset Backed Certificates, Ser 2005-2, Cl A1
0.507%, 01/20/35 (A)	290	266
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-1, Cl A1
0.397%, 01/20/36 (A)	679	592
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-2, Cl A1
0.387%, 03/20/36 (A)	463	406
HFC Home Equity Loan Asset Backed Certificates, Ser 2007-1, Cl A2F
5.600%, 03/20/36	750	767
HFC Home Equity Loan Asset Backed Certificates, Ser 2007-3, Cl APT
1.437%, 11/20/36 (A)	1,038	882
Home Equity Asset Trust, Ser 2007-2, Cl 2A1
0.346%, 07/25/37 (A)	3,392	3,233
Indymac Home Equity Loan Asset-Backed Trust, Ser 2001-A, Cl AV
0.496%, 03/25/31 (A)	42	22
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.986%, 01/25/35 (A)	342	326
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.276%, 01/25/37 (A)	389	366
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.286%, 12/25/36 (A)	355	344
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/47	31	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MSDWCC Heloc Trust, Ser 2003-1, Cl A
0.776%, 11/25/15 (A)	$88	$56
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.406%, 09/25/36 (A)	6,400	3,764
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.836%, 01/25/32 (A)	255	201
Option One Mortgage Loan Trust, Ser 2007-14, Cl 2A3
0.376%, 01/25/37 (A)	17,000	6,079
Option One Mortgage Loan Trust, Ser 2007-5, Cl 2A4
0.536%, 05/25/37 (A)	10,000	3,358
Renaissance Home Equity Loan Trust, Ser 2005-2, Cl AF3
4.499%, 08/25/35	1,557	1,525
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	1,017	846
Residential Funding Mortgage Securities II, Ser 2007-HSA3, Cl AI2
5.890%, 06/25/37 (A)	272	257
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (B)	412	341
Security National Mortgage Loan Trust, Ser 2007-1A, Cl 2A
0.586%, 04/25/37 (A) (B) (G) (H)	1,050	481
Soundview Home Equity Loan Trust, Ser 2007-OPT1, Cl 2A1
0.316%, 06/25/37 (A)	6,104	5,275
Terwin Mortgage Trust, Ser 2005-9HGS, Cl A1
4.000%, 08/25/35 (A) (B)	633	585
UCFC Home Equity Loan, Ser 1998-D, Cl MF1
6.905%, 04/15/30	36	30

		41,515

Other Asset-Backed Securities — 2.3%
Amortizing Residential Collateral Trust CMO, Ser 2002-BC1, Cl A
0.916%, 01/25/32 (A)	456	358
CenterPoint Energy Transition Bond LLC, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,774	1,893
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-1, Cl 2A2
0.736%, 03/25/32 (A)	1,020	604

66	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A7
4.277%, 11/25/34	$1,157	$1,005
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A5
6.036%, 09/25/36	6,340	5,689
Citigroup Mortgage Loan Trust, Ser 2007-SHL1, Cl A
0.636%, 11/25/46 (A) (B)	1,271	585
CNH Equipment Trust, Ser 2009-B, Cl A3
2.970%, 03/15/13	215	219
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	130	130
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (A)	2,105	1,948
Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (A)	780	626
Countrywide Asset-Backed Certificates, Cl A
0.896%, 04/25/32 (A)	70	34
Countrywide Asset-Backed Certificates, Cl A1
0.566%, 07/25/36 (A) (B)	479	213
Countrywide Asset-Backed Certificates, Ser 2001-BC3, Cl A
0.716%, 12/25/31 (A)	52	25
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.836%, 06/25/33 (A)	115	81
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (A)	10,000	4,586
Countrywide Asset-Backed Certificates, Ser 2005-6, Cl M1
0.726%, 12/25/35 (A)	320	285
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
5.689%, 10/25/46 (A)	208	125
Countrywide Asset-Backed Certificates, Ser 2007-7, Cl 2A2
0.396%, 10/25/47 (A)	7,500	4,649
Countrywide Asset-Backed Certificates, Ser 2007-QH1, Cl A1
0.436%, 02/25/37 (A) (B)	1,358	896
Countrywide Asset-Backed Certificates, Ser 2007-SD1, Cl A1
0.686%, 03/25/47 (A) (B)	977	380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.539%, 02/15/34 (A)	$955	$435
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.479%, 12/15/35 (A)	2,172	752
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	516	484
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF4
5.704%, 12/25/36	1,657	1,109
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
5.501%, 12/25/36	924	664
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-CB4, Cl A1A
0.326%, 04/25/37 (A)	4,821	4,118
Credit-Based Asset Servicing and Securitization LLC, Ser 2007-RP1, Cl A
0.546%, 05/25/46 (A) (B)	13,898	7,697
Diamond Investment Grade CDO, Ser 1X, Cl A1
0.997%, 10/11/14 (G)	3,262	3,034
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	3,452	2,962
Embarcadero Aircraft Securitization Trust, Ser 2000-A, Cl A1
0.719%, 08/15/25 (A) (B)	4,046	1,517
Equity One, Ser 2003-2, Cl M1
5.050%, 09/25/33 (A)	622	540
Fieldstone Mortgage Investment, Ser 2007-A, Cl 2A2
0.506%, 04/25/47 (A)	2,000	699
First Horizon Asset Back Trust, Ser 2004-HE2, Cl A
0.456%, 02/25/34 (A)	1,196	625
First Horizon Asset Back Trust, Ser 2006-HE2, Cl A
0.366%, 10/25/26 (A)	670	298
GMAC Mortgage Loan Trust, Ser 2005-HE3, Cl A1VN
0.496%, 02/25/36 (A)	6,863	1,667
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	520	529
GSAMP Trust, Ser 2003-SEA, Cl A1
0.636%, 02/25/33 (A)	2,010	1,124

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	67

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSAMP Trust, Ser 2006-SD2, Cl A1
0.346%, 05/25/46 (A) (B) (G)	$3,307	$3,075
John Deere Owner Trust, Ser 2009-A, Cl A3
2.590%, 10/15/13	300	306
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	535	538
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AF6
5.501%, 10/25/36	9,605	6,999
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.536%, 11/25/35 (A)	4,756	2,489
Lehman XS Trust, Ser 2005-7N, Cl 1A1B
0.536%, 12/25/35 (A)	3,589	918
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.566%, 05/25/46 (A)	8,114	693
Lone Star CDO Funding, Ser IX, Cl A
1.664%, 12/15/12 (G)	4,169	3,940
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.890%, 03/25/37	5,593	2,239
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	2,816	2,599
Mid-State Trust, Ser 2006-1, Cl A
5.787%, 10/15/40 (B)	6,768	6,978
MSCC Heloc Trust, Ser 2005-1, Cl A
0.426%, 07/25/17 (A)	528	245
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.762%, 04/25/24 (A)	4,540	4,740
Oakwood Mortgage Investors, Ser 2002-C, Cl AIO, IO
6.000%, 08/15/10	4,786	180
Oncor Electric Delivery Transition Bond, Ser 2003-1, Cl A2
4.030%, 02/15/12	334	336
Origen Manufactured Housing, Ser 2002-A, Cl A1
0.479%, 05/15/32 (A)	39	35
Popular ABS Mortgage Pass-Through Trust, Ser 2007-A, Cl A3
0.546%, 06/25/47 (A)	10,380	3,794
RAAC Series, Ser 2007-RP4, Cl A
0.586%, 11/25/46 (A) (B)	15,744	7,541
RAAC Series, Ser 2007-SP3, Cl A1
1.436%, 09/25/47 (A)	436	280
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.899%, 12/15/32 (A)	9,247	9,687

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2002-5, Cl A4L
0.449%, 09/17/18 (A)	$747	$741
SLM Student Loan Trust, Ser 2003-3, Cl A4
0.519%, 12/15/17 (A)	650	647
SLM Student Loan Trust, Ser 2003-6, Cl A4
0.499%, 12/17/18 (A)	457	455
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.982%, 07/25/23 (A)	1,855	1,953
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.382%, 07/25/23 (A)	3,706	3,732
SLM Student Loan Trust, Ser 2008-8, Cl A4
1.932%, 07/25/22 (A)	2,093	2,180
Swift Master Auto Receivables Trust, Ser 2007-1, Cl A
0.339%, 06/15/12 (A)	1,249	1,233
Wells Fargo Home Equity Trust, Ser 2007-2, Cl A1
0.326%, 04/25/37 (A)	2,816	2,753

		123,891

Total Asset-Backed Securities (Cost $295,853) ($ Thousands)		244,942

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
5.500%, 08/13/14 (C)	8,500	9,788
5.000%, 11/17/17	5,000	5,558
0.500%, 05/10/10	8,950	8,961
FHLMC
5.500%, 07/18/16	4,000	4,614
5.625%, 11/23/35	1,620	1,666
FICO STRIPS, PO
0.000%, 02/08/18 to 09/26/19 (E)	22,290	15,803
FNMA
6.250%, 02/01/11	7,210	7,617
5.250%, 08/01/12	2,800	3,016
5.000%, 02/13/17	5,000	5,612

Total U.S. Government Agency Obligations (Cost $60,568) ($ Thousands)		62,635

MUNICIPAL BONDS — 0.2%
North Texas, Tollway Authority, RB
6.718%, 01/01/49	2,205	2,419
State of California, Build America Project, GO
7.550%, 04/01/39	1,760	1,806
7.300%, 10/01/39	9,310	9,278

68	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

State of Illinois, GO
5.100%, 06/01/33	$270	$244

Total Municipal Bonds (Cost $13,658) ($ Thousands)		13,747

PREFERRED STOCK — 0.0%
GMAC, 7.000% (B)	1	388
Zurich RegCaPS Funding Trust, 0.000% (A) (B)	—	224

Total Preferred Stock (Cost $309) ($ Thousands)		612

COMMERCIAL PAPER — 0.9%
BNP Paribas Finance
0.140%, 12/23/09	20,970	20,968
National Rural Utilities Cooperative Finance
0.170%, 12/04/09	6,210	6,210
Rabobank USA Financial
0.171%, 12/03/09	20,760	20,760

Total Commercial Paper (Cost $47,938) ($ Thousands)		47,938

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.130%**†	107,466,394	107,466

Total Cash Equivalent (Cost $107,466) ($ Thousands)		107,466

Total Investments — 113.5%
(Cost $6,256,102) ($ Thousands)		$6,182,924

Description	Contracts/ Notional Amount ($ Thousands)	Market Value ($ Thousands)

WRITTEN OPTIONS — 0.0%
March 2010 90Day EURO$ Future Call, Expires 03/20/10, Strike Price $99.50*	$(136)	$(61)
March 2010 90Day EURO$ Future Call, Expires 03/20/10, Strike Price $99.00*	(167)	(265)
March 2010 90Day EURO$ Future Put, Expires 03/20/10, Strike Price $99.13*	(219)	(14)

Total Written Options (Premiums Received $233) ($ Thousands)		(340)

WRITTEN SWAPTIONS — 0.0%
U.S. Swaption Call, Credit Suisse*	(23,700)	(181)
U.S. Swaption Put, Credit Suisse*	(23,700)	(861)

Total Written Swaptions (Premiums Received $984) ($ Thousands)		(1,042)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	69

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

November 30, 2009

A summary of outstanding swap agreements held by the Fund at November 30, 2009, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	Buy	(0.84)%	10/12/52	$3,850	$(1,164)
Bank of America	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	5,500	(1,713)
Barclays Bank PLC	ABX.HE.AAA 07-1 Index	Sell	0.09	08/25/37	(4,680)	(2,482)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	Sell	0.76	01/25/38	(4,600)	(77)
Barclays Bank PLC	ABX.HE.PENAAA 07-2 Index	Sell	0.76	01/25/38	(4,000)	(30)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	16,235	(5,144)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/49	2,000	408
Barclays Bank PLC	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/49	2,000	387
Citigroup	ABX.HE.AAA 06-2 Index	Sell	0.11	05/25/46	(2,087)	(491)
Citigroup	ABX.HE.AAA 07-1 Index	Sell	0.09	08/25/37	(3,545)	(1,870)
Citigroup	ABX.HE.PENAAA 07-2 Index	Sell	0.76	01/25/38	(8,100)	344
Citigroup	ABX.HE.PENAAA 07-2 Index	Sell	0.76	01/25/38	(5,500)	125
Citigroup	Arrow Electric, 6.875% 06/01/18	Buy	(0.82)	03/20/14	1,485	(1)
Citigroup	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	2,110	(649)
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	Buy	(2.73)	03/20/14	1,435	(83)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	Buy	(2.40)	03/20/15	1,200	(55)
Citigroup	DR Horton, Inc., 5.375% 6/15/12	Buy	(1.00)	09/20/16	1,020	56
Citigroup	Hewlett Packard, 5.400% 03/01/17	Buy	(0.72)	03/20/14	1,485	(29)
Citigroup	Home Depot, 5.875% 12/16/36	Buy	(2.67)	03/20/14	5,100	(447)
Citigroup	KB Home, 5.750% 2/01/14	Buy	(1.00)	09/20/16	1,020	89
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	Buy	(1.20)	03/20/14	5,320	(129)
Citigroup	Nordstrom Inc., 6.950%, 03/15/28	Buy	(3.15)	03/20/14	1,135	(106)
Credit Suisse	ABX.HE.AA 06-2 Index	Sell	0.17	05/25/46	(4,728)	(456)
Credit Suisse	ABX.HE.AA 06-2 Index	Sell	0.17	05/25/46	(5,011)	(520)
Credit Suisse	ABX.HE.AAA 06-1 Index	Sell	0.09	08/25/37	(4,000)	(606)
Credit Suisse	CMBX-NA-AJ 1 Index	Buy	(0.84)	10/12/52	390	(122)
Credit Suisse	General Electric Corp., 5.625% 09/15/17	Sell	6.55	12/20/10	(2,570)	159
Credit Suisse	Pulte Homes, Inc., 5.250% 1/15/14	Buy	(1.00)	09/20/16	2,250	65
Credit Suisse	Target Corporation, 4.000% 6/15/13	Buy	(1.00)	12/20/14	1,280	4
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	Buy	(1.00)	09/20/16	6,700	288
Deutsche Bank	Centex Corporation, 5.250% 06/15/15	Buy	(4.40)	12/20/13	600	(87)
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	Buy	(2.25)	03/20/14	1,650	(62)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	Buy	(2.25)	03/20/13	600	(22)
Deutsche Bank	DR Horton, Inc., 5.375% 6/15/12	Buy	(1.00)	09/20/16	800	31
Deutsche Bank	Kohl’S Corporation, 6.250% 12/15/17	Buy	(1.00)	12/20/14	1,280	(2)
Deutsche Bank	Nordstrom Inc., 6.950%, 03/15/28	Buy	(2.10)	03/20/14	1,675	(81)
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	Buy	(1.00)	09/20/16	3,050	93
Deutsche Bank	Pulte Homes, Inc., 5.250% 1/15/14	Buy	(1.00)	09/20/16	2,250	107
Deutsche Bank	Target Corporation, 4.000% 6/15/13	Buy	(1.00)	12/20/14	1,280	4
Goldman Sachs	ABX.HE.AA 06-2 Index	Sell	0.17	05/25/46	(3,593)	(355)
Goldman Sachs	ABX.HE.AAA 07-1 Index	Sell	0.09	08/25/37	(5,420)	(1,090)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	Buy	(1.00)	09/20/16	795	31
Goldman Sachs	Pulte Homes, Inc., 5.250% 1/15/14	Buy	(1.00)	09/20/16	1,600	53
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	Buy	(3.56)	12/20/12	1,970	(176)
Merrill Lynch	Centex Corporation, 5.250% 06/15/15	Buy	(3.56)	12/20/12	1,375	(127)
Morgan Stanley	ABX.HE.AAA 07-1 Index	Sell	0.09	08/25/37	(2,100)	(440)
Morgan Stanley	ABX.HE.AAA 07-1 Index	Sell	0.09	08/25/37	(5,200)	(1,046)
Morgan Stanley	CDX.IG HVOL.12 Index	Sell	5.00	04/20/14	(6,090)	553
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	Buy	(2.25)	03/20/13	600	(22)
Morgan Stanley	Kohl’s Corporation, 6.250% 12/15/17	Buy	(1.00)	12/20/14	1,280	(2)
Morgan Stanley	Midamerican Energy Corp., 4.625% 10/15/13	Sell	4.00	03/20/11	(5,400)	238
Royal Bank of Scotland	ABX.HE.AA 06-2 Index	Sell	0.17	05/25/46	(2,837)	(274)

						$(16,925)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Deutsche Bank	2.90%	3-Month LIBOR	02/28/14	$87,200,000	$(2,747)
Goldman Sachs	4.21	10-YR CMS	05/25/10	9,180,000	46

					$(2,701)

70	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	290	Mar-2010	$770
90-Day Euro$	(26)	Sep-2010	(247)
90-Day Euro$	(26)	Dec-2010	(233)
90-Day Euro$	(26)	Mar-2011	(215)
90-Day Euro$	(26)	Jun-2011	(197)
Euro Bond	193	Mar-2010	(283)
U.S. 10-Year Note	(1,709)	Mar-2010	(2,708)
U.S. 10-Year Note	406	Mar-2010	519
U.S. 2-Year Note	177	Apr-2010	113
U.S. 5-Year Note	2,312	Apr-2010	2,485
U.S. 5-Year Note	638	Apr-2010	492
U.S. Long Treasury Bond	(426)	Mar-2010	(1,029)

			$(533)

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $5,446,462 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

‡	Real Estate Investment Trust

†	Investment in Affiliated Security (See Note 4).

(A)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2009. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $495,935 ($ Thousands).

(D)	Security in default on interest payments.

(E)	The rate reported is the effective yield at time of purchase.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of this security as of November 30, 2009 was $646,774 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2009 was $10,961 ($ Thousands) and represented 0.20% of net assets.

(H)	Securities considered illiquid. The total value of such securities as of November 30, 2009 was $912 ($ Thousands) and represented 0.02% of net assets.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$2,779,475	$10,149	$2,789,624
Corporate Obligations	—	1,462,552	435	1,462,987
U.S. Treasury Obligations	—	806,199	—	806,199
Affiliated Partnership	—	646,774	—	646,774
Asset-Backed Securities	—	240,522	4,420	244,942
U.S. Government Agency Obligations	—	62,635	—	62,635
Municipal Bonds	—	13,747	—	13,747
Preferred Stock	—	612	—	612
Cash Equivalent	107,466	—	—	107,466
Commercial Paper	—	47,938	—	47,938

Total Investments in Securities	$107,466	$6,060,454	$15,004	$6,182,924

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(340)	$—	$—	$(340)
Written Swaptions	—	—	(1,042)	(1,042)

Total Liabilities	$(340)	$—	$(1,042)	$(1,382)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(533)	$—	$—	$(533)
Credit Default Swaps	—	(16,925)	—	(16,925)
Interest Rate Swaps	—	(2,701)	—	(2,701)

Total Other Financial Instruments	$(533)	$(19,626)	$—	$(20,159)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Mortgage-Backed Securities
Beginning balance as of June 1, 2009	$442	$6,159
Accrued discounts/premiums	29	59
Realized gain/(loss)	—	207
Change in unrealized appreciation/(depreciation)	(36)	1,719
Net purchases/sales	—	2,005
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2009	$435	$10,149

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$(36)	$1,725

	Investments in Asset-Backed Securities	Investments in Written Swaptions
Beginning balance as of June 1, 2009	$6,789	$—
Accrued discounts/premiums	5	—
Realized gain/(loss)	18	—
Change in unrealized appreciation/(depreciation)	686	(58)
Net purchases/sales	(3,078)	(984)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2009	4,420	$(1,042)

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$331	$—

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	71

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 84.0%

Consumer Discretionary — 18.7%
Adelphia Communications (escrow security)
10.250%, 06/15/11 (B)	$125	$4
7.875%, 01/15/09 (B)	250	9
7.750%, 05/01/09 (B)	75	1
Adelphia Communications, Ser B (escrow security)
9.500%, 02/15/04	25	1
America West Airlines LLC
8.057%, 07/02/20	2,110	1,899
American Airlines
13.000%, 08/01/16 (A)	2,040	2,224
Ameristar Casinos
9.250%, 06/01/14 (A)	2,100	2,142
Amscan Holdings
8.750%, 05/01/14	2,205	2,089
ARAMARK
8.500%, 02/01/15	1,110	1,113
ArvinMeritor
8.125%, 09/15/15	1,620	1,474
Ashtead Capital
9.000%, 08/15/16 (A)	2,989	2,929
Avis Budget Car Rental LLC
7.750%, 05/15/16	780	698
Beazer Homes USA
12.000%, 10/15/17 (A)	1,290	1,393
8.625%, 05/15/11	1,250	1,213
8.375%, 04/15/12	40	37
6.500%, 11/15/13	1,475	1,180
Belo
8.000%, 11/15/16	1,250	1,259
Blockbuster
11.750%, 10/01/14 (A)	3,035	2,838

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

9.000%, 09/01/12	$2,530	$1,265
Bon-Ton Department Stores
10.250%, 03/15/14	635	571
Boyd Gaming
7.125%, 02/01/16	1,570	1,279
Broder Brothers
15.000%, 10/15/13 (A)	573	419
Brunswick
11.750%, 08/15/13	1,500	1,706
11.250%, 11/01/16 (A)	3,465	3,872
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14	4,105	4,115
Burlington Coat Factory Warehouse
11.125%, 04/15/14	3,920	4,057
Cablevision Systems
8.625%, 09/15/17 (A)	1,305	1,338
Caesars Entertainment
8.125%, 05/15/11	265	265
7.875%, 03/15/10	1,282	1,276
Carrols
9.000%, 01/15/13	325	327
CCH II LLC
10.250%, 09/15/10 (B)	1,225	1,525
CCH II LLC, Ser B
10.250%, 09/15/10 (B)	860	1,066
CCO Holdings LLC
0.000%, 11/15/13 (B)	3,285	3,618
Charter Communications Operating LLC
10.875%, 09/15/14 (A) (B)	4,075	4,539
Charter Communications Operating LLC
8.000%, 04/30/12 (A) (B)	4,320	4,396
Dana (escrow security) (B)
7.000%, 03/15/28	200	5
7.000%, 03/01/09	175	4
6.500%, 03/01/29	1,100	27
6.500%, 03/15/08	100	2
Dave & Buster’s
11.250%, 03/15/14	2,081	2,133
Delta Air Lines
7.920%, 11/18/10	575	575
7.711%, 09/18/11	1,900	1,843
Denny’s Holdings
10.000%, 10/01/12 (B)	380	388
Dex Media
9.000%, 11/15/13 (B) (D)	1,020	250
9.000%, 11/15/13 (D)	1,625	398
Dex Media West, Ser B
9.875%, 08/15/13 (B)	2,710	854
8.500%, 08/15/10 (B)	1,500	1,552
DirecTV Holdings LLC
6.375%, 06/15/15	1,650	1,695
DISH DBS
7.125%, 02/01/16	2,770	2,742

72	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DR Horton
6.000%, 04/15/11	$730	$737
Duane Reade
11.750%, 08/01/15 (A)	1,690	1,821
9.750%, 08/01/11	250	254
Eastman Kodak
7.250%, 11/15/13	995	791
Easton-Bell Sports
9.750%, 12/01/16 (A)	1,525	1,554
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,102	925
El Pollo Loco
11.750%, 12/01/12 (A)	2,250	2,323
Eye Care Centers of America
10.750%, 02/15/15	600	617
Fontainebleau Las Vegas
10.250%, 06/15/15 (A) (B)	3,500	35
Ford Motor
7.450%, 07/16/31	1,710	1,456
Galaxy Entertainment Finance
9.875%, 12/15/12 (A)	1,565	1,573
Gaylord Entertainment
6.750%, 11/15/14	415	376
General Motors
7.700%, 04/15/16 (B)	1,601	336
Goodyear Tire & Rubber
10.500%, 05/15/16	325	350
9.000%, 07/01/15	51	52
8.625%, 12/01/11	831	851
Group 1 Automotive
8.250%, 08/15/13	100	99
Hanesbrands, Ser B
4.592%, 12/15/14 (C)	1,685	1,521
Harrah’s Operating
11.250%, 06/01/17 (A)	575	588
10.000%, 12/15/18 (A)	6,551	4,979
5.750%, 10/01/17	1,000	500
5.500%, 07/01/10	248	247
Harrahs Operating Escrow LLC
11.250%, 06/01/17 (A)	7,430	7,579
Hertz
10.500%, 01/01/16	955	993
8.875%, 01/01/14	1,580	1,588
HSN
11.250%, 08/01/16	1,700	1,874
Inergy
8.750%, 03/01/15 (A)	550	561
8.250%, 03/01/16	345	348
6.875%, 12/15/14	275	266
Interpublic Group
2.273%, 11/15/10 (C)	346	337
Interpublic Group of Cos.
10.000%, 07/15/17 (A)	450	493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Invista
9.250%, 05/01/12 (A)	$608	$617
Isle of Capri Casinos
7.000%, 03/01/14	1,240	1,079
Jarden
8.000%, 05/01/16	500	515
7.500%, 05/01/17	1,910	1,891
JC Penney
7.950%, 04/01/17	515	548
7.400%, 04/01/37	1,860	1,767
K Hovnanian Enterprises
10.625%, 10/15/16 (A)	655	668
7.500%, 05/15/16	685	493
6.250%, 01/15/15	375	270
KAR Holdings
10.000%, 05/01/15	1,125	1,164
8.750%, 05/01/14	1,050	1,066
4.281%, 05/01/14 (C)	800	744
Lamar Media
7.250%, 01/01/13	900	884
6.625%, 08/15/15	1,700	1,615
Landry’s Restaurants
14.000%, 08/15/11	3,000	3,015
11.625%, 12/01/15 (A)	2,514	2,552
Levi Strauss
9.750%, 01/15/15	800	838
Lions Gate Entertainment
10.250%, 11/01/16 (A)	3,265	3,175
M/I Homes
6.875%, 04/01/12	640	595
Macy’s Retail Holdings
8.875%, 07/15/15	2,430	2,582
7.875%, 08/15/36	450	394
6.700%, 07/15/34	165	139
6.375%, 03/15/37	1,015	858
5.900%, 12/01/16	1,155	1,091
MDC Partners
11.000%, 11/01/16 (A)	3,300	3,300
Meritage Homes
7.000%, 05/01/14	995	945
6.250%, 03/15/15	205	187
MGM Mirage
13.000%, 11/15/13 (A)	75	85
11.375%, 03/01/18 (A)	410	354
11.125%, 11/15/17 (A)	1,045	1,144
10.375%, 05/15/14 (A)	775	827
8.500%, 09/15/10	150	149
7.625%, 01/15/17	1,935	1,471
7.500%, 06/01/16	4,640	3,515
6.875%, 04/01/16	250	186
6.750%, 09/01/12	1,070	912
6.750%, 04/01/13	2,210	1,815
6.625%, 07/15/15	380	283
5.875%, 02/27/14	3,085	2,391

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	73

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Michaels Stores
11.375%, 11/01/16 (A)	$21	$21
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	905	570
MTR Gaming Group
12.625%, 07/15/14 (A)	1,055	978
NCL
11.750%, 11/15/16 (A)	310	306
Nebraska Book
10.000%, 12/01/11 (A)	1,650	1,658
Neiman-Marcus Group
10.375%, 10/15/15	1,500	1,354
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,918	1,731
Newell Rubbermaid
10.600%, 04/15/19	1,055	1,342
Norcraft Holdings
9.750%, 09/01/12	1,475	1,401
OSI Restaurant Partners
10.000%, 06/15/15	2,873	2,485
Peninsula Gaming LLC
10.750%, 08/15/17 (A)	1,250	1,244
8.375%, 08/15/15 (A)	1,250	1,231
Penn National Gaming
6.750%, 03/01/15	3,490	3,333
Penske Auto Group
7.750%, 12/15/16	1,700	1,645
Pinnacle Entertainment
7.500%, 06/15/15	2,095	1,865
Quiksilver
6.875%, 04/15/15	1,455	1,113
QVC
7.500%, 10/01/19 (A)	3,575	3,575
River Rock Entertainment Authority
9.750%, 11/01/11	2,685	2,470
RJ Tower
12.000%, 06/01/13 (B)	210	1
Royal Caribbean Cruises
11.875%, 07/15/15	900	1,008
7.250%, 06/15/16	1,105	1,019
7.000%, 06/15/13	925	879
6.875%, 12/01/13	1,939	1,823
RSC Equipment Rental
9.500%, 12/01/14	5,510	5,393
Salem Communications
9.625%, 12/15/16 (A)	1,152	1,175
Sally Holdings LLC
10.500%, 11/15/16	3,045	3,258
9.250%, 11/15/14	1,615	1,672
San Pasqual Casino
8.000%, 09/15/13 (A)	1,530	1,400
Sbarro
10.375%, 02/01/15	1,866	1,474

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sealy Mattress
10.875%, 04/15/16 (A)	$35	$39
8.250%, 06/15/14	3,805	3,748
Seminole Hard Rock Entertainment
2.799%, 03/15/14 (A) (C)	600	486
Service International
7.375%, 10/01/14	1,035	1,032
6.750%, 04/01/15	1,545	1,491
Shingle Springs Tribal Group
9.375%, 06/15/15 (A)	1,945	1,410
Simmons
10.000%, 12/15/14 (B) (D)	6,595	561
Simmons Bedding
7.875%, 01/15/14 (B)	4,195	3,817
Sinclair Broadcast Group
8.000%, 03/15/12	2,025	1,946
Sirius XM Radio
9.750%, 09/01/15 (A)	1,380	1,423
Speedway Motorsports
8.750%, 06/01/16 (A)	1,750	1,846
Stanadyne Holdings
12.000%, 02/15/15 (D)	1,500	975
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	475	418
Standard Pacific Escrow LLC
10.750%, 09/15/16 (A)	2,275	2,252
Starwood Hotels & Resorts Worldwide
6.750%, 05/15/18	2,535	2,440
Station Casinos
6.875%, 03/01/16 (B)	960	10
6.625%, 03/15/18 (B)	2,090	21
Steinway Musical Instruments
7.000%, 03/01/14 (A)	5,070	4,487
Sun Media
7.625%, 02/15/13	835	747
Tenneco
8.625%, 11/15/14	1,435	1,406
Toys R Us Property I LLC
10.750%, 07/15/17 (A)	640	683
Travelport LLC
11.875%, 09/01/16	6,045	6,045
9.875%, 09/01/14	690	690
4.881%, 09/01/14 (C)	2,044	1,717
TRW Automotive
7.250%, 03/15/17 (A)	1,095	1,013
7.000%, 03/15/14 (A)	2,040	1,930
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (A)	1,970	1,916
UAL 1995 Pass Through Trust A
9.020%, 04/19/12	546	137
UAL Pass Through Trust, Ser 2000-2
7.811%, 04/01/11 (B)	1,875	2,476
7.186%, 04/01/11	94	94
7.032%, 10/01/10	12	12

74	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Air Lines
10.400%, 11/01/16	$2,605	$2,683
9.750%, 01/15/17	3,570	3,632
United Components
9.375%, 06/15/13	1,460	1,387
Univision Communications
9.750%, 03/15/15 (A)	3,658	2,917
Vail Resorts
6.750%, 02/15/14	1,970	1,940
Videotron
6.875%, 01/15/14	2,339	2,281
Wendy’s
10.000%, 07/15/16 (A)	1,840	1,987
WMG Acquisition
9.500%, 06/15/16 (A)	2,355	2,532
Wynn Las Vegas LLC
7.875%, 11/01/17 (A)	520	517
XM Satellite Radio Holdings
13.000%, 08/01/13 (A)	2,860	2,967

		270,288

Consumer Staples — 7.6%
Accellent
10.500%, 12/01/13	915	881
Alliance One International
10.000%, 07/15/16 (A)	220	231
10.000%, 07/15/16 (A)	1,090	1,145
Apria Healthcare Group
12.375%, 11/01/14 (A)	5,120	5,594
Avis Budget Car Rental LLC
7.625%, 05/15/14	1,870	1,720
Bausch & Lomb
9.875%, 11/01/15	1,630	1,675
Biomet
11.625%, 10/15/17	3,440	3,741
Catalent Pharma Solutions
9.500%, 04/15/15	5,055	4,473
Central Garden and Pet
9.125%, 02/01/13	1,445	1,459
Chiquita Brands International
8.875%, 12/01/15	1,495	1,517
Constellation Brands
8.375%, 12/15/14	1,600	1,696
7.250%, 05/15/17	1,250	1,263
7.250%, 09/01/16	1,870	1,893
Cott Beverages
8.375%, 11/15/17 (A)	2,325	2,325
Del Monte
7.500%, 10/15/19 (A)	245	247
DI Finance
9.500%, 02/15/13	1,015	1,025
DJO Finance LLC
10.875%, 11/15/14	4,980	5,241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dole Food
13.875%, 03/15/14 (A)	$1,101	$1,294
8.000%, 10/01/16 (A)	700	707
Fleming
10.125%, 04/01/08 (B) (F)	943	—
HCA
9.875%, 02/15/17 (A)	170	184
9.625%, 11/15/16	9,111	9,714
9.250%, 11/15/16	1,200	1,272
8.500%, 04/15/19 (A)	2,640	2,785
7.875%, 02/15/20 (A)	2,895	2,967
6.375%, 01/15/15	1,000	925
Ingles Markets
8.875%, 05/15/17	680	701
JBS USA LLC
11.625%, 05/01/14 (A)	1,050	1,167
Johnsondiversey Holdings
10.500%, 05/15/20 (A)	2,595	2,491
Language Line
14.125%, 06/15/13	500	540
Laureate Education
11.750%, 08/15/17 (A)	400	403
10.000%, 08/15/15 (A)	525	526
M-Foods Holdings
9.750%, 10/01/13 (A)	405	421
Pantry
7.750%, 02/15/14	3,785	3,624
3.000%, 11/15/12	1,000	836
Rite Aid
10.375%, 07/15/16	2,130	2,178
10.250%, 10/15/19 (A)	250	254
9.750%, 06/12/16	2,910	3,143
9.500%, 06/15/17	2,875	2,365
9.375%, 12/15/15	1,925	1,612
8.625%, 03/01/15	1,645	1,361
7.700%, 02/15/27	150	87
7.500%, 03/01/17	685	620
6.875%, 12/15/28 (A)	350	199
RSC Equipment Rental
10.000%, 07/15/17 (A)	2,000	2,155
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (A)	1,000	918
5.798%, 10/01/13 (A)	2,195	2,132
ServiceMaster
10.750%, 07/15/15 (A)	4,750	4,798
7.450%, 08/15/27	735	508
7.250%, 03/01/38	1,145	756
7.100%, 03/01/18	645	493
Smithfield Foods
10.000%, 07/15/14 (A)	1,553	1,627
7.750%, 05/15/13	1,540	1,428
Southern States Cooperative
11.000%, 11/01/11 (A)	2,250	2,253

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	75

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectrum Brands
12.000%, 08/28/19	$1,302	$1,237
SuperValu
8.000%, 05/01/16	3,300	3,366
Tops Markets LLC
10.125%, 10/15/15 (A)	1,330	1,363
Trico Shipping
11.875%, 11/01/14 (A)	1,535	1,556
United Rentals North America
10.875%, 06/15/16 (A)	3,000	3,187
9.250%, 12/15/19	1,040	1,022
Universal Hospital Services
8.500%, 06/01/15	960	946
US Oncology
9.125%, 08/15/17 (A)	825	860
US Oncology Holdings
6.428%, 03/15/12 (C)	1,781	1,603

		110,710

Energy — 8.2%
Allis-Chalmers Energy
9.000%, 01/15/14	1,011	890
8.500%, 03/01/17	3,905	2,821
Anadarko Petroleum
6.450%, 09/15/36	1,435	1,507
Antero Resources Finance
9.375%, 12/01/17 (A)	990	992
Arch Coal
8.750%, 08/01/16 (A)	2,665	2,745
Atlas Energy Operating LLC
12.125%, 08/01/17	1,870	2,090
Atlas Energy Resources LLC
10.750%, 02/01/18 (A)	2,215	2,409
Aventine Renewable Energy
10.000%, 04/01/17 (B)	2,600	1,859
Basic Energy Services
11.625%, 08/01/14 (A)	1,300	1,378
Bill Barrett
9.875%, 07/15/16	1,000	1,055
Calfrac Holdings
7.750%, 02/15/15 (A)	3,000	2,925
Chesapeake Energy
9.500%, 02/15/15	1,650	1,728
7.500%, 06/15/14	219	220
7.250%, 12/15/18	185	178
7.000%, 08/15/14	255	254
6.875%, 01/15/16	1,020	979
6.500%, 08/15/17	1,050	974
Cie Generale de Geophysique-Veritas
9.500%, 05/15/16 (A)	2,095	2,210
Cloud Peak Energy Resources LLC
8.500%, 12/15/19 (A)	405	401
8.250%, 12/15/17 (A)	605	596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Complete Production Services
8.000%, 12/15/16	$760	$745
Compton Petroleum Finance
7.625%, 12/01/13	350	261
Copano Energy LLC
7.750%, 06/01/18	2,930	2,915
Denbury Resources
9.750%, 03/01/16	595	629
7.500%, 12/15/15	1,175	1,166
7.500%, 04/01/13	1,110	1,110
Drummond
9.000%, 10/15/14 (A)	1,220	1,244
Dynegy Holdings
8.375%, 05/01/16	1,950	1,789
7.750%, 06/01/19	1,995	1,631
7.625%, 10/15/26	875	569
7.500%, 06/01/15	2,200	2,024
El Paso
8.250%, 02/15/16	215	222
8.050%, 10/15/30	150	141
7.800%, 08/01/31	275	256
7.420%, 02/15/37	1,300	1,152
7.250%, 06/01/18	2,785	2,785
Enterprise Products Operating LLC
8.375%, 08/01/66 (C)	290	282
Forbes Energy Services LLC
11.000%, 02/15/15	916	801
Forest Oil
8.500%, 02/15/14 (A)	50	51
8.000%, 12/15/11	800	822
7.750%, 05/01/14	1,005	997
7.250%, 06/15/19	2,760	2,615
General Maritime
12.000%, 11/15/17 (A)	710	737
Helix Energy Solutions Group
9.500%, 01/15/16 (A)	2,140	2,167
Hercules Offshore
10.500%, 10/15/17 (A)	1,355	1,369
Hillcorp Energy
9.000%, 06/01/16 (A)	255	256
7.750%, 11/01/15 (A)	3,545	3,412
Holly
9.875%, 06/15/17 (A)	3,135	3,253
International Coal Group
10.250%, 07/15/14	1,360	1,319
Key Energy Services
8.375%, 12/01/14	1,405	1,372
Linn Energy LLC
11.750%, 05/15/17 (A)	260	289
Mariner Energy
8.000%, 05/15/17	1,670	1,578
MarkWest Energy Partners
8.750%, 04/15/18	2,940	2,962

76	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MarkWest Energy Partners, Ser B
8.500%, 07/15/16	$250	$252
6.875%, 11/01/14	1,125	1,058
McMoRan Exploration
11.875%, 11/15/14	3,420	3,454
Murray Energy
10.250%, 10/15/15 (A)	2,090	2,048
Newfield Exploration
7.125%, 05/15/18	525	526
6.625%, 04/15/16	135	133
OPTI Canada
9.000%, 12/15/12 (A)	460	459
8.250%, 12/15/14	1,925	1,540
7.875%, 12/15/14	1,260	1,002
Parker Drilling
9.625%, 10/01/13	639	652
Penn Virginia
10.375%, 06/15/16	400	431
PetroHawk Energy
10.500%, 08/01/14 (A)	2,100	2,273
9.125%, 07/15/13	1,847	1,916
7.875%, 06/01/15	1,975	1,970
Petroleum Development
12.000%, 02/15/18	2,190	2,212
Plains Exploration & Production
10.000%, 03/01/16	650	697
8.625%, 10/15/19	355	356
7.750%, 06/15/15	75	74
7.625%, 06/01/18	350	341
7.000%, 03/15/17	600	570
Pride International
8.500%, 06/15/19	535	592
Quicksilver Resources
11.750%, 01/01/16	2,200	2,445
8.250%, 08/01/15	770	766
7.125%, 04/01/16	2,185	1,972
Range Resources
7.500%, 05/15/16	350	352
Regency Energy Partners
8.375%, 12/15/13	530	545
Sabine Pass LNG LP
7.500%, 11/30/16 (A)	620	515
7.500%, 11/30/16	595	494
SandRidge Energy
9.875%, 05/15/16 (A)	1,185	1,215
8.625%, 04/01/15	750	719
Southwestern Energy
7.500%, 02/01/18 (A)	1,125	1,162
Stone Energy
8.250%, 12/15/11	2,600	2,574
Swift Energy
7.125%, 06/01/17	700	642
Targa Resources Partners
11.250%, 07/15/17 (A)	4,435	4,745

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tesoro
9.750%, 06/01/19	$2,800	$2,842
6.625%, 11/01/15	970	890
Valero Energy
10.500%, 03/15/39	960	1,264
Venoco
8.750%, 12/15/11	565	579
Williams
8.750%, 01/15/20	150	175
8.125%, 03/15/12	150	165
7.875%, 09/01/21	275	307
7.750%, 06/15/31	350	379

		118,435

Financials — 11.8%
ACE Cash Express
10.250%, 10/01/14 (A)	675	510
Algoma Acquisition
9.875%, 06/15/15 (A)	1,095	931
ALH Finance LLC
8.500%, 01/15/13	2,445	2,396
Alliant Holdings
11.000%, 05/01/15 (A)	2,500	2,463
Allied Capital
6.625%, 07/15/11	3,525	3,251
6.000%, 04/01/12	1,300	1,103
American General Finance MTN
5.375%, 10/01/12	260	214
4.875%, 07/15/12	1,430	1,192
0.088%, 12/15/11 (C)	2,130	1,707
BAC Capital Trust XIV
5.630%, 03/15/12 (C)	2,135	1,409
Bank of America
8.125%, 05/15/18 (C)	155	135
8.000%, 12/29/49 (C)	1,260	1,097
C5 Capital SPV
6.196%, 12/31/11 (A) (C)	535	372
Capital One Capital V
10.250%, 08/15/39	1,265	1,391
Cardtronics
9.250%, 08/15/13	1,100	1,119
9.250%, 08/15/13	2,040	2,076
CEVA Group
11.625%, 10/01/16 (A)	2,305	2,354
Chukchansi Economic Development Authority
4.024%, 11/15/12 (A) (C)	1,985	1,332
CIT Group
5.800%, 07/28/11 (B)	1,295	907
5.650%, 02/13/17 (B)	3,295	2,316
5.600%, 04/27/11 (B)	1,235	865
5.000%, 02/13/14 (B)	2,400	1,680
0.781%, 07/28/11 (B) (C)	1,250	876

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	77

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIT Group Funding of Canada
4.650%, 07/01/10 (B)	$135	$133
Citigroup Capital XXI
8.300%, 12/21/57 (C)	620	552
City National Bank
9.000%, 08/12/19	4,062	4,062
Comerica Bank
5.200%, 08/22/17	1,000	918
Corporate Office Properties
3.500%, 09/15/26‡ (A)	260	245
Developers Diversified Realty
9.625%, 03/15/16‡	360	375
E*Trade Financial PIK
12.500%, 11/30/17	1,169	1,315
Felcor Lodging
10.000%, 10/01/14‡ (A)	1,320	1,287
FireKeepers Development Authority
13.875%, 05/01/15 (A)	2,050	2,296
Ford Motor Credit LLC
12.000%, 05/15/15	1,670	1,925
9.875%, 08/10/11	1,115	1,157
8.700%, 10/01/14	410	421
8.000%, 06/01/14	3,000	3,018
8.000%, 12/15/16	2,100	2,091
7.800%, 06/01/12	4,130	4,127
7.500%, 08/01/12	1,185	1,174
7.250%, 10/25/11	90	90
7.000%, 10/01/13	4,332	4,229
5.549%, 06/15/11 (C)	1,000	980
Fresenius US Finance II
9.000%, 07/15/15 (A)	800	876
Genworth Financial
6.150%, 11/15/66 (C)	2,765	1,770
Genworth Global Funding Trusts
0.459%, 12/15/10 (C)	970	952
0.412%, 05/15/12 (C)	1,380	1,288
GMAC LLC
8.000%, 11/01/31 (A)	3,883	3,330
6.875%, 09/15/11 (A)	2,622	2,524
6.875%, 08/28/12 (A)	5,327	5,047
6.750%, 12/01/14	2,506	2,243
6.625%, 05/15/12 (A)	1,291	1,222
6.000%, 12/15/11 (A)	810	762
HBOS MTN
5.375%, 11/29/49 (A) (C)	1,005	814
HBOS Capital Funding
6.071%, 06/30/49 (A) (C)	1,890	1,191
Hellas II
6.881%, 01/15/15 (A) (B) (C)	2,100	21
Host Hotels & Resorts L.P.
6.875%, 11/01/14‡	545	526
Host Marriott L.P., Ser O
6.375%, 03/15/15‡	385	363

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Host Marriott LP, Ser Q
6.750%, 06/01/16‡	$2,300	$2,179
HUB International Holdings
10.250%, 06/15/15 (A)	410	373
9.000%, 12/15/14 (A)	3,270	3,147
Icahn Enterprises
7.125%, 02/15/13	4,725	4,630
ING Capital Funding Trust III
8.439%, 12/29/49 (C)	2,130	1,805
International Lease Finance MTN
6.625%, 11/15/13	630	509
6.375%, 03/25/13	335	270
5.625%, 09/20/13	1,055	830
5.550%, 09/05/12	430	346
5.350%, 03/01/12	125	107
5.250%, 01/10/13	815	657
Jefferies Group
8.500%, 07/15/19	2,150	2,365
JPMorgan Chase Capital XXV
6.800%, 10/01/37	90	89
LaBranche
11.000%, 05/15/12	1,665	1,598
Lehman Brothers Holdings MTN
6.875%, 05/02/18 (B)	3,500	744
5.625%, 01/24/13 (B)	1,000	215
Lincoln National
7.000%, 05/17/66 (C)	595	458
6.050%, 04/20/67 (C)	390	279
Lloyds Banking Group
5.920%, 09/29/49 (A) (C)	435	231
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,000	2
MetLife
10.750%, 08/01/39	1,845	2,214
MetLife Capital Trust X
9.250%, 04/08/38 (A) (C)	2,550	2,652
National Life Insurance
10.500%, 09/15/39 (A)	1,100	1,115
Nuveen Investments
10.500%, 11/15/15 (A)	8,125	7,150
5.500%, 09/15/15	765	524
Ohio Casualty
7.300%, 06/15/14	1,050	1,066
Omnicare
3.250%, 12/15/35	920	738
PHH
7.125%, 03/01/13	1,385	1,292
Pinnacle Foods Finance LLC
10.625%, 04/01/17	1,675	1,750
9.250%, 04/01/15	500	516
PNC Preferred Funding Trust II
6.113%, 03/29/49 (A) (C)	1,040	683
Popular North America Capital Trust I
6.564%, 09/15/34	615	451

78	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Protective Life
8.450%, 10/15/39	$3,140	$3,080
Rabobank Nederland
11.000%, 12/31/49 (A) (C)	1,235	1,527
Radian Group
7.750%, 06/01/11	1,705	1,449
Realogy
12.375%, 04/15/15	905	570
11.000%, 04/15/14	627	476
10.500%, 04/15/14	2,175	1,751
Reynolds Group DL Escrow
7.750%, 10/15/16 (A)	7,310	7,383
Royal Bank of Scotland Group
7.640%, 09/29/17 (C)	1,720	804
Senior Housing Properties Trust
7.875%, 04/15/15‡	645	619
Smurfit Kappa Funding
7.750%, 04/01/15	2,140	2,044
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (A)	1,275	663
4.680%, 02/01/14 (A) (C)	275	140
Susser Holdings LLC
10.625%, 12/15/13	225	234
Torchmark
9.250%, 06/15/19	2,625	3,030
UCI Holdco
9.250%, 12/15/13 (C)	1,199	816
Unitrin
6.000%, 05/15/17	1,140	950
Universal City Development Partners
8.875%, 11/15/15 (A)	1,435	1,396
USB Capital IX
6.189%, 04/15/49 (C)	1,015	792
USI Holdings
9.750%, 05/15/15 (A)	2,637	2,347
Ventas Realty L.P.
7.125%, 06/01/15‡	1,026	1,011
6.750%, 04/01/17‡	775	736
VWR Funding
10.250%, 07/15/15	5,748	5,590
Yankee Acquisition, Ser B
9.750%, 02/15/17	2,665	2,545
8.500%, 02/15/15	2,705	2,637
Zions Bancorporation
7.750%, 09/23/14	620	552
6.000%, 09/15/15	1,305	908
5.650%, 05/15/14	160	122
5.500%, 11/16/15	500	347

		170,524

Health Care — 3.1%
Biomet
10.375%, 10/15/17	8,040	8,623
10.000%, 10/15/17	2,660	2,813

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bio-Rad Laboratories
8.000%, 09/15/16 (A)	$870	$907
Community Health Systems
8.875%, 07/15/15	1,885	1,923
Cooper
7.125%, 02/15/15	1,590	1,552
Health Management Associates
6.125%, 04/15/16	2,120	1,945
Inverness Medical Innovations
9.000%, 05/15/16	6,320	6,415
Psychiatric Solutions
7.750%, 07/15/15 (A)	315	296
7.750%, 07/15/15	3,300	3,185
ReAble Therapeutics Finance LLC
11.750%, 11/15/14	1,882	1,900
Select Medical
7.625%, 02/01/15	2,505	2,398
Spheris
11.000%, 12/15/12	750	405
Surgical Care Affiliates
8.875%, 07/15/15 (A)	1,656	1,441
Talecris Biotherapeutics Holdings
7.750%, 11/15/16 (A)	1,990	2,000
Tenet Healthcare
10.000%, 05/01/18 (A)	45	50
9.250%, 02/01/15	2,820	2,961
8.875%, 07/01/19 (A)	495	530
7.375%, 02/01/13	650	640
United Surgical Partners International
8.875%, 05/01/17	355	362
United Surgical Partners International PIK
9.250%, 05/01/17	4,190	4,232
Vanguard Health Holding I
11.250%, 10/01/15 (D)	600	630
Vanguard Health Holding II
9.000%, 10/01/14	325	335

		45,543

Industrials — 7.2%
ACCO Brands
10.625%, 03/15/15 (A)	3,605	3,889
7.625%, 08/15/15	1,435	1,302
Actuant
6.875%, 06/15/17	2,575	2,462
Aleris International
10.000%, 12/15/16 (B)	1,675	6
Aleris International PIK
9.000%, 12/15/14 (B)	950	4
Alliant Techsystems
6.750%, 04/01/16	195	193
Allison Transmission
11.000%, 11/01/15 (A)	1,795	1,858

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	79

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

America West Airlines, Ser 99-1
7.930%, 01/02/19	$167	$151
Ames True Temper
10.000%, 07/15/12 (E)	650	559
4.284%, 01/15/12 (C)	1,480	1,306
Anixter
10.000%, 03/15/14	1,310	1,431
Associated Materials
11.250%, 03/01/14 (D)	535	502
Associated Materials LLC
9.875%, 11/15/16 (A)	630	658
Atrium
15.000%, 12/15/12 (A) (E)	1,482	22
Baker & Taylor
11.500%, 07/01/13 (A)	925	472
Baldor Electric
8.625%, 02/15/17	1,215	1,239
BE Aerospace
8.500%, 07/01/18	650	673
Belden
9.250%, 06/15/19 (A)	305	325
Bombardier
8.000%, 11/15/14 (A)	610	619
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,050	379
Building Materials Corp of America
7.750%, 08/01/14	820	812
BWAY
10.000%, 04/15/14 (A)	4,585	4,803
C8 Capital SPV
6.640%, 12/31/14 (A) (C)	1,295	913
Case New Holland
7.750%, 09/01/13 (A)	1,090	1,087
Casella Waste Systems
11.000%, 07/15/14 (A)	30	32
9.750%, 02/01/13	1,335	1,302
Chart Industries
9.125%, 10/15/15	2,000	1,980
Clean Harbors
7.625%, 08/15/16 (A)	2,375	2,390
Coleman Cable
9.875%, 10/01/12	2,785	2,774
Continental Airlines
9.000%, 07/08/16	910	965
7.339%, 04/19/14	1,490	1,334
7.250%, 11/10/19	1,525	1,544
Cornell
10.750%, 07/01/12	370	377
Corrections Corp of America
7.750%, 06/01/17	520	541
CPM Holdings
10.625%, 09/01/14 (A)	995	1,040
Crown Americas LLC
7.625%, 05/15/17 (A)	590	602

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines
12.250%, 03/15/15 (A)	$3,035	$2,807
9.500%, 09/15/14 (A)	620	629
Delta Air Lines, Ser 2002-1, Cl C
7.779%, 01/02/12	427	414
DigitalGlobe
10.500%, 05/01/14 (A)	545	583
Douglas Dynamics LLC
7.750%, 01/15/12 (A)	2,475	2,252
Dycom Investments
8.125%, 10/15/15	2,035	1,872
ESCO
4.174%, 12/15/13 (A) (C)	280	256
ESCO
8.625%, 12/15/13 (A)	105	104
General Cable
7.125%, 04/01/17	1,120	1,084
Geo Group
7.750%, 10/15/17 (A)	60	61
GeoEye
9.625%, 10/01/15 (A)	2,775	2,879
Global Aviation Holdings
14.000%, 08/15/13 (A)	1,850	1,832
Graphic Packaging International
9.500%, 06/15/17 (A)	2,420	2,553
Harland Clarke Holdings
9.500%, 05/15/15	1,000	939
6.000%, 05/15/15 (C)	370	304
Interface
11.375%, 11/01/13 (A)	475	520
9.500%, 02/01/14	180	178
Interline Brands
8.125%, 06/15/14	810	800
Iron Mountain
8.750%, 07/15/18	1,265	1,311
8.375%, 08/15/21	715	731
Kansas City Southern de Mexico
12.500%, 04/01/16 (A)	345	393
9.375%, 05/01/12	940	961
Koppers
7.875%, 12/01/19 (A)	1,445	1,445
L-3 Communications, Ser B
6.375%, 10/15/15	1,360	1,338
Language Line
11.125%, 06/15/12	3,300	3,392
Mobile Mini
6.875%, 05/01/15	1,340	1,253
Mobile Services Group
9.750%, 08/01/14	260	269
Navistar International
8.250%, 11/01/21	3,390	3,331
NXP BV
10.000%, 07/15/13 (A)	598	605

80	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plastipak Holdings
10.625%, 08/15/19 (A)	$665	$732
8.500%, 12/15/15 (A)	660	659
Pregis
12.375%, 10/15/13	1,898	1,803
Quality Distribution LLC
11.750%, 11/01/13 (A)	800	760
Quebecore
0.000%, 11/15/13 (B) (F)	1,800	—
0.000%, 03/15/16 (I)	2,175	—
RailAmerica
9.250%, 07/01/17 (A)	1,138	1,189
RBS Global
9.500%, 08/01/14 (A)	2,627	2,614
RBS Global & Rexnord
11.750%, 08/01/16	1,395	1,367
9.500%, 08/01/14	40	40
Sequa
11.750%, 12/01/15 (A)	1,050	935
Solo Cup
10.500%, 11/01/13 (A)	990	1,042
Spirit Aerosystems
7.500%, 10/01/17 (A)	295	289
SPX
7.625%, 12/15/14	1,330	1,357
Terex
10.875%, 06/01/16	1,000	1,062
8.000%, 11/15/17	8,715	7,974
Thermadyne Holdings
10.500%, 02/01/14	1,040	905
Titan International
8.000%, 01/15/12	1,995	1,950
Triumph Group
8.000%, 11/15/17 (A)	135	135
United Air Lines
9.125%, 01/15/12 (B) (F)	625	—
United Air Lines, Ser A
10.670%, 05/01/04 (B) (F)	325	—
USG
9.750%, 08/01/14 (A)	1,955	2,048
6.300%, 11/15/16	1,315	1,141
Vought Aircraft Industries
8.000%, 07/15/11	500	494

		104,138

Information Technology — 4.1%
Activant Solutions
9.500%, 05/01/16	1,900	1,753
Advanced Micro Devices
8.125%, 12/15/17 (A)	260	245
Amkor Technology
9.250%, 06/01/16	2,840	2,925
7.750%, 05/15/13	1,335	1,328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avago Technologies Finance
10.125%, 12/01/13	$670	$704
Compagnie Generale de Geophysique
7.750%, 05/15/17	300	297
7.500%, 05/15/15	850	841
Compucom Systems
12.500%, 10/01/15 (A)	2,145	2,177
First Data
9.875%, 09/24/15	8,978	7,991
Flextronics International
6.250%, 11/15/14	1,780	1,727
Freescale Semiconductor
10.125%, 12/15/16	1,475	1,036
8.875%, 12/15/14	1,605	1,364
Freescale Semiconductor PIK
9.125%, 12/15/14	2,230	1,806
NXP Funding LLC
7.875%, 10/15/14	3,620	3,077
Open Solutions
9.750%, 02/01/15 (A)	2,000	1,480
Sanmina-SCI
8.125%, 03/01/16	1,475	1,434
3.049%, 06/15/14 (A) (C)	1,250	1,119
Sensata Technologies
8.000%, 05/01/14	790	766
Smart Modular
5.790%, 04/01/12 (C)	760	714
Spansion
3.792%, 06/01/13 (A) (B) (C)	585	609
Stream Global Services
11.250%, 10/01/14 (A)	3,156	3,132
Sungard Data Systems
10.625%, 05/15/15	2,170	2,300
10.250%, 08/15/15	6,015	6,166
9.125%, 08/15/13	1,665	1,690
Terremark Worldwide
12.000%, 06/15/17 (A)	2,605	2,843
Unisys
14.250%, 09/15/15 (A)	1,580	1,778
12.750%, 10/15/14 (A)	6,485	7,231
Viasat
8.875%, 09/15/16 (A)	665	671

		59,204

Materials — 8.1%
AK Steel
7.750%, 06/15/12	2,400	2,412
Arch Western Finance LLC
6.750%, 07/01/13	3,305	3,288
Ashland
9.125%, 06/01/17 (A)	2,920	3,139
Boise Paper Holdings LLC
9.000%, 11/01/17 (A)	3,115	3,177

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	81

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California Steel Industries
6.125%, 03/15/14	$275	$256
Catalyst Paper
7.375%, 03/01/14	338	203
Catalyst Paper, Ser D
8.625%, 06/15/11	1,055	783
Century Aluminum
7.500%, 08/15/14	1,060	975
Clearwater Paper
10.625%, 06/15/16 (A)	820	902
Cognis GmbH
2.299%, 09/15/13 (A) (C)	620	567
Crown Americas
7.750%, 11/15/15	400	408
Domtar
10.750%, 06/01/17	3,500	4,060
9.500%, 08/01/16	250	265
Dow Chemical
8.550%, 05/15/19	2,405	2,842
Evraz Group
9.500%, 04/24/18 (A)	700	702
8.875%, 04/24/13 (A)	525	525
FMG Finance
10.625%, 09/01/16 (A)	2,830	3,085
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	4,475	4,827
8.250%, 04/01/15	230	247
Georgia-Pacific
7.125%, 01/15/17 (A)	5,480	5,549
7.000%, 01/15/15 (A)	2,060	2,086
Georgia-Pacific LLC
8.250%, 05/01/16 (A)	2,750	2,915
Graham Packaging
9.875%, 10/15/14	4,295	4,359
Greif
7.750%, 08/01/19 (A)	190	192
Headwaters
11.375%, 11/01/14 (A)	2,565	2,623
Hexion US Fin/Nova Scotia
9.750%, 11/15/14	5,119	4,914
4.773%, 11/15/14 (C)	750	593
Huntsman International LLC
7.875%, 11/15/14	2,140	2,028
7.375%, 01/01/15	505	470
5.500%, 06/30/16 (A)	385	334
INEOS Group Holdings PLC
8.500%, 02/15/16 (A)	135	89
Innophos Holdings
9.500%, 04/15/12 (A)	700	700
International Paper
7.950%, 06/15/18	2,138	2,475
Intertape Polymer
8.500%, 08/01/14	835	651

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Johnsondiversey
8.250%, 11/15/19 (A)	$770	$769
MacDermid
9.500%, 04/15/17 (A)	1,765	1,747
Millennium America
7.625%, 11/15/26 (B)	200	42
Momentive Performance Materials
12.500%, 06/15/14 (A)	310	339
Nalco
8.250%, 05/15/17 (A)	1,040	1,084
Neenah
9.500%, 01/01/17	500	255
NewPage
11.375%, 12/31/14 (A)	3,830	3,773
10.000%, 05/01/12	1,500	968
Noranda Aluminium Acquisition
5.274%, 05/15/15 (C)	2,899	2,102
Novelis
11.500%, 02/15/15 (A)	675	702
7.250%, 02/15/15 (A)	1,745	1,575
P.H. Glatfelter
7.125%, 05/01/16	1,155	1,145
Packaging Dynamics Finance
10.000%, 05/01/16 (A)	1,165	862
PE Paper Escrow GmbH
12.000%, 08/01/14 (A)	200	220
PolyOne
8.875%, 05/01/12	2,900	2,973
Reichhold Industries
9.000%, 08/15/14 (A)	2,716	2,200
Rio Tinto Finance USA
9.000%, 05/01/19	400	510
8.950%, 05/01/14	800	962
Ryerson
12.000%, 11/01/15	1,250	1,278
Sappi Papier Holding
6.750%, 06/15/12 (A)	910	846
Sealed Air
7.875%, 06/15/17 (A)	1,320	1,407
Solo Cup
8.500%, 02/15/14	1,320	1,271
Solutia
8.750%, 11/01/17	2,095	2,184
0.000%, 12/31/99 (B)	455	1
Steel Capital for OAO Severstal
9.750%, 07/29/13 (A)	380	382
Steel Dynamics
8.250%, 04/15/16 (A)	2,460	2,485
7.375%, 11/01/12	1,375	1,371
6.750%, 04/01/15	250	242
Stone Container
8.375%, 07/01/12 (B)	1,770	1,394
Teck Resources
10.750%, 05/15/19	2,540	2,965

82	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

10.250%, 05/15/16	$2,715	$3,068
Terra Capital
7.750%, 11/01/19 (A)	3,015	3,196
U.S. Steel
6.650%, 06/01/37	970	777
6.050%, 06/01/17	1,040	969
Vedanta Resources
9.500%, 07/18/18 (A)	2,835	2,814
Verso Paper Holdings LLC
11.500%, 07/01/14 (A)	1,460	1,591
9.125%, 08/01/14	3,520	3,238
Verso Paper Holdings LLC, Ser B
11.375%, 08/01/16	190	144
Vitro
9.125%, 02/01/17 (B)	2,735	1,176

		117,668

Telecommunication Services — 11.8%
Aeroflex
11.750%, 02/15/15	1,115	1,090
Affinion Group
11.500%, 10/15/15	640	666
10.125%, 10/15/13	1,500	1,530
10.125%, 10/15/13 (A)	2,525	2,575
Avaya
10.125%, 11/01/15 (A)	615	560
9.750%, 11/01/15 (A)	470	455
CC Holdings GS V LLC
7.750%, 05/01/17 (A)	1,250	1,322
CCH II LLC
10.250%, 10/01/13 (A) (B)	2,811	3,261
Cengage Learning Acquisitions
10.500%, 01/15/15 (A)	1,570	1,456
Cequel Communications
8.625%, 11/15/17 (A)	1,070	1,054
Charter Communications Operating LLC
8.375%, 04/30/14 (A) (B)	845	860
Cincinnati Bell
8.250%, 10/15/17	445	442
Clearwire Communications LLC
12.000%, 12/01/15 (A)	4,260	4,201
12.000%, 12/01/15 (A)	2,470	2,421
Cleveland Unlimited
12.000%, 12/15/10 (A) (C)	4,260	4,217
Columbus International
11.500%, 11/20/14 (A)	1,155	1,182
Cricket Communications
10.000%, 07/15/15	825	800
Cricket Communications I
9.375%, 11/01/14	5,777	5,560
Crown Castle International
9.000%, 01/15/15	3,075	3,252
CSC Holdings
8.625%, 02/15/19 (A)	2,650	2,809

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Digicel Group
12.000%, 04/01/14 (A)	$1,720	$1,922
9.250%, 09/01/12 (A)	900	938
8.875%, 01/15/15 (A)	3,280	3,182
8.250%, 09/01/17 (A)	2,305	2,253
DISH DBS
7.875%, 09/01/19 (A)	1,200	1,209
7.750%, 05/31/15	4,980	5,055
Frontier Communications
6.625%, 03/15/15	1,100	1,056
GCI
8.625%, 11/15/19 (A)	2,570	2,570
Global Crossing
12.000%, 09/15/15 (A)	1,325	1,411
Hughes Network Systems LLC
9.500%, 04/15/14	1,315	1,328
Inmarsat Finance
7.375%, 12/01/17 (A)	2,450	2,474
Intelsat
9.250%, 06/15/16	275	278
Intelsat Bermuda
11.500%, 02/04/17 (A)	645	621
11.250%, 06/15/16	3,300	3,523
11.250%, 02/04/17 (A)	3,625	3,589
Intelsat Jackson Holdings
9.500%, 06/15/16	1,300	1,360
8.500%, 11/01/19 (A)	1,830	1,830
Intelsat Subsidiary Holding
8.875%, 01/15/15 (A)	2,250	2,272
8.875%, 01/15/15	3,175	3,223
iPCS PIK
3.531%, 05/01/14 (C)	2,840	2,286
Level 3 Financing
12.250%, 03/15/13	650	678
9.250%, 11/01/14	670	591
8.750%, 02/15/17	1,225	1,026
4.601%, 02/15/15 (C)	100	72
Liberty Media LLC
8.250%, 02/01/30	2,240	1,980
Lucent Technologies
6.450%, 03/15/29	1,155	889
Mediacom LLC
9.125%, 08/15/19 (A)	875	888
MetroPCS Wireless
9.250%, 11/01/14	4,250	4,261
9.250%, 11/01/14	1,150	1,153
Nextel Communications
6.875%, 10/31/13	1,991	1,891
Nielsen Finance LLC
12.500%, 08/01/11 (E)	625	547
11.625%, 02/01/14	280	301
11.500%, 05/01/16	275	296
10.000%, 08/01/14	940	971

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	83

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NII Capital
10.000%, 08/15/16 (A)	$3,150	$3,339
Nordic Telephone Holdings
8.875%, 05/01/16 (A)	3,075	3,229
Orascom Telecom Finance
7.875%, 02/08/14 (A)	2,000	1,680
PAETEC Holding
9.500%, 07/15/15	2,176	2,026
8.875%, 06/30/17 (A)	1,960	1,945
Quebecor Media
7.750%, 03/15/16	4,795	4,627
Qwest
7.500%, 10/01/14	855	874
7.250%, 09/15/25	725	638
7.250%, 10/15/35	1,200	1,014
6.875%, 09/15/33	275	234
Qwest Capital Funding
7.750%, 02/15/31	710	575
7.250%, 02/15/11	300	301
Qwest Communications International
7.250%, 02/15/11 (D)	2,065	2,065
Qwest Communications International, Ser B
7.500%, 02/15/14	1,125	1,114
RH Donnelley
11.750%, 05/15/15 (A) (B)	1,235	1,044
SBA Telecommunications
8.250%, 08/15/19 (A)	1,680	1,747
8.000%, 08/15/16 (A)	435	448
Sinclair Television Group
9.250%, 11/01/17 (A)	1,005	1,019
Sprint Capital
8.750%, 03/15/32	3,845	3,292
6.900%, 05/01/19	5,110	4,458
Telcordia Technologies
10.000%, 03/15/13 (A)	465	386
4.034%, 07/15/12 (A) (C)	4,000	3,480
Telesat Canada
12.500%, 11/01/17	810	871
11.000%, 11/01/15	795	841
Univision Communications
12.000%, 07/01/14 (A)	1,231	1,339
UPC Holding BV
9.875%, 04/15/18 (A)	3,085	3,208
Videotron Ltee
9.125%, 04/15/18	1,245	1,332
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	655	688
Virgin Media Finance
9.500%, 08/15/16	3,680	3,864
8.375%, 10/15/19	2,050	2,050
Visant Holding
10.250%, 12/01/13 (D)	4,505	4,646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vitamin Shoppe Industries
7.773%, 11/15/12 (C)	$1,052	$1,049
West
11.000%, 10/15/16	1,905	1,919
9.500%, 10/15/14	1,539	1,501
Wind Acquisition Finance
12.000%, 12/01/15 (A)	3,015	3,226
11.750%, 07/15/17 (A)	2,188	2,428
Windstream
8.625%, 08/01/16	2,050	2,076
8.125%, 08/01/13	10	10
XM Satellite Radio
11.250%, 06/15/13 (A)	1,185	1,250
XM Satellite Radio Holdings
10.000%, 06/01/11	1,735	1,657

		171,127

Utilities — 3.4%
AES
9.750%, 04/15/16 (A)	2,125	2,290
8.000%, 10/15/17	1,045	1,048
Calpine Construction Finance and CCFC Finance
8.000%, 06/01/16 (A)	965	970
Calpine Generating LLC
14.320%, 04/01/11 (B) (C)	1,500	202
Edison Mission Energy
7.500%, 06/15/13	2,525	2,298
7.200%, 05/15/19	3,850	2,791
7.000%, 05/15/17	1,715	1,252
Elwood Energy LLC
8.159%, 07/05/26	1,018	913
Energy Future Holdings
10.875%, 11/01/17	4,745	3,333
Ferrellgas Partners
9.125%, 10/01/17 (A)	2,500	2,600
6.750%, 05/01/14	1,500	1,440
KCP&L Greater Missouri Operations
11.875%, 07/01/12	450	523
Mirant Americas Generation LLC
8.500%, 10/01/21	3,333	3,016
Mirant Mid Atlantic Pass Through Trust A
8.625%, 06/30/12	443	450
Mirant North America LLC
7.375%, 12/31/13	2,660	2,620
North American Energy Alliance LLC
10.875%, 06/01/16 (A)	1,300	1,355
NRG Energy
8.500%, 06/15/19	1,220	1,232
7.375%, 01/15/17	3,515	3,489
7.375%, 02/01/16	2,690	2,676
7.250%, 02/01/14	3,060	3,087

84	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Orion Power Holdings
12.000%, 05/01/10	$930	$956
Public Service of New Mexico
7.950%, 05/15/18	2,800	2,931
Puget Sound Energy
6.974%, 06/01/67 (C)	1,035	912
Tenaska Alabama Partners
7.000%, 06/30/21 (A)	275	259
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	950	675
10.250%, 11/01/15	5,820	4,132
TXU
6.500%, 11/15/24	1,010	464
TXU, Ser P
5.550%, 11/15/14	985	680
TXU, Ser R
6.550%, 11/15/34	1,430	637

		49,231

Total Corporate Obligations (Cost $1,161,404) ($ Thousands)		1,216,868

LOAN PARTICIPATIONS — 9.5%
Affinion Group Holdings
8.273%, 03/01/12 (C)	4,924	4,358
Alion Science & Technology Commitment
9.500%, 02/06/13	13	12
9.500%, 02/06/13	2,474	2,246
Alliant Insurance Service
3.283%, 08/21/14	1,225	1,109
8.000%, 08/21/14	798	794
Allison Transmission
3.040%, 08/07/14 (C)	141	124
3.030%, 08/07/14 (C)	101	88
3.000%, 08/07/14 (C)	304	266
2.990%, 08/07/14 (C)	50	44
American General Finance
4.100%, 07/14/10	1,080	980
0.000%, 07/14/10 (H)	335	293
Aspect Software Ser A-1
3.313%, 07/11/11	1,239	1,152
Asurion
6.739%, 07/03/15 (C)	3,450	3,262
ATP Oil and Gas
9.000%, 12/26/13	130	126
8.500%, 12/26/13	837	814
Boston Generating 1st Lien
7.234%, 12/20/16	167	2
Boston Generating 2nd Lien
4.484%, 06/20/14	650	134
CDW Term Loan B
0.000%, 10/12/14 (H)	1,000	836

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Central Parking
2.563%, 05/22/14 (C)	$1,723	$1,344
0.163%, 05/22/14 (C)	616	465
Chester Downs
12.375%, 12/31/49	675	673
Claire’s Stores
3.032%, 05/27/14	2,580	2,013
0.000%, 05/29/14 (H)	1,675	1,307
Clearwire
9.250%, 07/03/12	1,492	1,481
9.230%, 07/03/12	499	495
0.000%, 07/03/12 (H)	2,871	2,850
DAE Aviation Holdings Ser B
4.040%, 07/31/14	277	252
4.030%, 09/27/14 (C)	270	246
4.000%, 09/27/14	1	1
Dana
0.000%, 01/31/15 (H)	755	671
Dealer Computer Services
7.734%, 04/26/14	4,550	3,504
2.234%, 10/26/12	1,970	1,834
Dex Media West LLC
6.750%, 06/30/11	1,502	1,346
Dex Media West LLC, Ser B
7.000%, 10/24/14 (C)	1,977	1,781
Dresser Rand 2nd Lien
6.021%, 05/04/15	293	263
5.987%, 05/04/15	587	526
Federal Mogul
2.177%, 12/29/14	2,569	1,938
2.177%, 12/28/15	1,311	989
First Data, Ser B-1
3.036%, 09/24/14	267	221
3.032%, 09/24/14	158	132
2.986%, 09/24/14	2,588	2,153
Flextronics International
2.540%, 10/01/12	1,489	1,397
Flextronics International, Ser A
2.484%, 10/01/14	1,194	1,120
Ford Motor Company
2.500%, 12/14/11	1,392	1,213
0.000%, 12/14/11 (H)	108	14
Freescale Semiconductor Incremental
12.500%, 12/15/14	4,489	4,604
Gambro Aktiebolag
0.000%, 11/24/16 (H)	965	685
Georgia Pacific
2.283%, 12/20/12	200	189
2.242%, 12/20/12	63	60
Greektown Casino
0.000%, 12/03/12 (B) (H)	725	734
Green Valley Ranch Gaming, 2nd Lien
3.549%, 08/06/14	2,000	420
0.000%, 02/16/14 (H)	1,100	799

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	85

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Guitar Center
3.740%, 10/09/13	$2,153	$1,804
Harrah’s Operating
9.500%, 01/28/15	3,000	2,908
3.283%, 01/28/15	32	24
3.282%, 01/28/15	1,575	1,221
Hexion Specialty Chemical, Ser C-1
2.563%, 05/05/13 (C)	2,872	2,431
Hexion Specialty Chemical, Ser C-2
2.563%, 05/05/13 (C)	517	438
Iasis Healthcare
6.290%, 06/13/14	610	540
5.531%, 06/13/14	3,055	2,706
Ineos Holdings, Ser B
4.789%, 12/16/13 (C)	1,538	1,326
0.000%, 12/16/13	250	215
Ineos Holdings, Ser C
5.289%, 12/16/14 (C)	1,538	1,331
0.000%, 12/16/14 (C) (H)	250	216
Ineos US Finance LLC
10.001%, 12/16/14	1,985	1,718
9.501%, 12/16/13	1,985	1,711
Infor Enterprise Solution
0.000%, 03/02/14 (H)	2,188	1,488
Infor Global Enterprise Solutions
6.484%, 03/02/14	1,524	1,037
Infor Global Solutions
0.000%, 08/29/14 (H)	1,400	507
0.000%, 07/28/12 (H)	1,203	1,060
6.484%, 03/02/14	882	600
Infor Global Solutions, Ser B
0.000%, 07/30/12 (H)	8	7
Intelsat Bermuda
2.739%, 02/01/14 (C)	2,400	2,167
Jacuzzi Brands
2.531%, 02/14/14	589	381
2.523%, 02/15/14 (C)	460	298
2.504%, 02/14/14	1	1
0.182%, 02/07/14	14	9
Landry’s Ser B
9.500%, 05/13/11	822	824
Language Line, Ser B
0.270%, 05/14/11 (C)	—	—
Las Vegas Sands LLC
2.040%, 05/17/14	1,851	1,538
0.262%, 05/23/14 (C)	1,300	1,080
Lyondell Bank
13.000%, 12/15/09	2,509	1,704
3.736%, 04/30/14	339	246
3.736%, 12/20/13	644	468
Lyondell Chemical
3.736%, 12/20/13	93	67
Lyondell Dutch
3.736%, 12/20/13 (C)	207	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lyondell German
3.986%, 12/22/14	$779	$567
Lyondell Rollup
5.799%, 12/15/09	17	17
5.795%, 12/15/09	1,688	1,629
Lyondell US
7.000%, 12/22/13	1,127	818
7.000%, 12/20/14	1,127	818
7.000%, 12/22/14	1,127	818
Marsico Parent LLC
0.000%, 12/14/13 (H)	155	98
0.000%, 12/15/14 (H)	755	480
Metroflag, 2nd Lien
11.080%, 01/06/09 (B) (F)	325	—
Neiman Marcus Group
2.322%, 04/26/13	605	515
2.242%, 04/26/13	378	322
Nuveen Investments
12.500%, 11/09/14	550	565
12.500%, 07/31/15	725	744
3.282%, 11/09/14 (C)	991	823
3.281%, 11/09/14 (C)	979	813
Open Link Financial Term Loan B
0.000%, 11/06/14 (H)	2,750	2,695
Orbitz Worldwide
2.782%, 07/01/14 (C)	189	168
OSI Restaurant Partners
2.545%, 06/14/14 (C)	1,865	1,502
0.000%, 06/14/14 (H)	73	59
Outback Term Loan
0.000%, 06/14/14 (H)	847	682
Penhall
9.631%, 04/01/12	798	32
PQ
0.281%, 07/30/15 (C)	410	355
0.000%, 06/14/14 (H)	1,015	897
Proquest. 2nd Lien
6.039%, 02/09/15	1,200	1,104
Realogy
3.287%, 10/13/13	638	543
3.284%, 10/13/13	594	505
Rexnord
7.361%, 03/01/13	1,998	1,149
Reynold
6.250%, 10/24/12	1,450	1,446
Rite Aid
9.500%, 06/01/15	2,040	2,097
0.000%, 06/04/14 (H)	1,065	1,095
Sabre
2.493%, 09/30/14	800	680
2.489%, 09/30/14	540	459
Sensata Technology
2.031%, 04/27/13	2,120	1,865

86	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Servicemaster
2.840%, 10/17/14	$168	$146
2.750%, 10/17/14	704	612
Simmons Holdco
10.500%, 12/19/11	1,155	1,141
7.351%, 02/15/12	1,303	20
7.313%, 02/15/12	1,199	18
Simmons Holdco, Unsecured
7.351%, 02/15/12	436	6
Sorenson Communication
15.000%, 06/30/14	4,160	3,303
Sorenson Communication, 2nd Lien
7.234%, 02/16/14 (C)	4,450	4,141
Stallion Oilfield Service
2.530%, 06/12/13	1,075	953
Targa Resources
0.000%, 02/09/16 (H)	1,500	1,050
Texas Competitive Electric
3.782%, 10/10/14 (C)	54	41
3.775%, 10/10/14 (C)	2,954	2,202
3.753%, 10/10/14 (C)	101	75
3.742%, 10/10/14 (C)	9,034	6,733
Verint Systems, Ser T-1
3.490%, 05/25/14 (C)	2,510	2,267
Western Refining
8.250%, 05/30/14	1	1
Zuffa
7.500%, 06/18/15	1,800	1,755

Total Loan Participations (Cost $135,959) ($ Thousands)		137,406

COLLATERALIZED DEBT OBLIGATION — 3.1%

Other Asset-Backed Securities — 3.1%
ACAS CLO, Ser 2007-1A, Cl A1J
0.594%, 04/20/21 (A) (C)	3,800	2,774
Ares IIIR CLO, Ser 2007-3RA, Cl SUB
0.000%, 04/16/21 (A)	5,000	1,250
Ares VR CLO, Ser 2006-5RA, Cl SUB
0.000%, 02/24/18 (A)	3,500	175
Ares XI CLO, Ser 2007-11A, Cl SUB
0.000%, 10/11/21 (A)	3	676
Babson CLO, Ser 2004-II, Cl SUB
0.000%, 11/15/16 (A)	18	342
Babson CLO, Ser 2007-2A, Cl INC
0.000%, 04/15/21 (A) (C)	2,700	108
Babson CLO, Ser 2007-2A, Cl D
1.984%, 04/15/21 (A) (B) (C)	1,050	399
Battalion CLO, Ser 2007-1, Cl 1A
0.000%, 07/14/22 (A)	18	490
Battalion CLO, Ser 2007-1A, Cl E
4.534%, 07/14/22 (A) (B) (C)	2,550	1,199
Capitalsource Advisors CLO, Ser 2006-1A, Cl SUB
0.000%, 08/27/20 (A)	2,900	493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIFC Funding , Ser 2007-IV
0.000%, 12/19/07	$3,900	$975
CIFC Funding, Ser 2006-1BA, Cl A3L
1.119%, 12/22/20 (A) (C)	3,525	2,219
CIFC Funding, Ser 2006-I
0.000%, 10/20/20 (A) (C)	2,000	260
CIFC Funding, Ser 2006-II
0.000%, 03/01/21 (A) (C)	3,000	420
CIFC Funding, Ser 2007-2A, Cl SUB
0.000%, 04/15/21 (A)	2,500	275
CIFC Funding, Ser 2007-3A, Cl B
1.532%, 07/26/21 (A) (C)	2,700	1,589
CIT CLO, Ser 2007-1A, Cl E
5.606%, 06/20/21 (B) (C)	2,200	704
CIT CLO, Ser 2007-1A, Cl D
2.292%, 06/20/21 (A) (C)	3,000	1,260
Connecticut Valley Structured Credit CDO, Ser 2006-3A
0.000%, 03/23/23 (A)	1,200	3
Copper River CLO, Ser 2006-1A, Cl INC
0.000%, 01/20/21 (A) (C)	3,000	1,200
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (A)	3,167	1,267
De Meer Middle Market CLO, Ser 2006-1A, Cl B
0.684%, 10/20/18 (A) (C)	1,200	888
Denali Capital CLO VII, Ser 2007-1A, Cl INC
0.000%, 01/22/22 (A)	4,500	1,710
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (A)	3,500	245
Emporia Preferred Funding, Cl C
1.183%, 04/23/21 (A) (C)	3,224	1,773
Gale Force CLO, Ser 2007-4A, Cl INC
0.269%, 08/20/21 (C)	60	2,250
Gale Force CLO, Ser 2007-4A, Cl E
6.669%, 08/20/21 (B) (C)	4,200	2,016
Gleneagles CLO, Ser AI
0.000%, 11/01/17 (C)	6	180
Greenbriar CLO, Ser 2007-1A, Cl D
3.031%, 11/01/21 (A) (B) (C)	4,728	1,513
Harch CLO, Ser 2007-1A, Cl C
1.031%, 04/17/20 (A) (C)	917	642
Hudson Straits CLO, Cl B
1.034%, 10/15/16 (A) (C)	2,450	2,059
ING Investment Management I CLO
0.000%, 12/01/17 (A) (C)	2	300
ING Investment Management II CLO
0.000%, 08/01/20 (A) (C)	5	720
Lightpoint CLO, Ser 2006-4A, Cl INC
0.000%, 04/15/18 (A)	2,000	140
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/19 (A)	1,500	75

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	87

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Marlborough Street CLO, Ser 2007-1A, Cl INC
0.000%, 04/18/19 (A)	$2,300	$184
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (A) (B)	10,161	3,556
Peritus I CDO
0.000%, 12/19/07	3,000	150
Rockwall Investors CDO
0.000%, 08/01/21 (A) (C)	3,000	30
Stanfield Daytona CLO
0.000%, 04/27/21	36	1,188
Stanfield Veyron CLO, Ser 2006-1A, Cl SUB
0.000%, 07/15/18	2,000	200
Telos CLO, Cl A2
0.684%, 10/11/21 (A) (C)	2,464	1,725
Tralee CDO, Ser 2007-1A, Cl SUB
0.000%, 04/16/22 (A)	2,500	150
Venture CDO, Cl A1B
0.614%, 01/20/22 (A) (C)	2,381	1,933
Waterfront CLO, Ser 2007-1A, Cl A2
0.684%, 08/02/20 (A) (C)	2,888	2,166
Whitehorse CLO II
0.000%, 06/15/17 (A) (C)	35	875

Total Collateralized Debt Obligation (Cost $89,816) ($ Thousands)		44,746

CONVERTIBLE BONDS — 0.8%
ADC Telecommunications
3.500%, 07/15/15	870	622
Advanced Micro Devices
6.000%, 05/01/15	605	531
Beazer Homes USA
4.625%, 06/15/24	509	465
Bill Barrett
5.000%, 03/15/28	600	572
Century Aluminum
1.750%, 08/01/24	190	175
Developers Diversified Realty
3.000%, 03/15/12‡	585	535
Hologic
2.000%, 12/15/37	765	620
Horizon Lines
4.250%, 08/15/12	570	450
L-1 Identity Solutions
3.750%, 05/15/27	630	574
Leap Wireless International
4.500%, 07/15/14	800	628
Level 3 Communications
5.250%, 12/15/11	385	349
Liberty Media LLC
4.000%, 11/15/29	375	191
3.750%, 02/15/30	565	283
Lions Gate Entertainment
2.938%, 10/15/24	1,555	1,423

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Mirant CV to 131.9888
0.000%, 07/15/49 (B) (F)	$750	$—
Mirant CV to 14.7167
0.000%, 06/15/21 (B)	1,950	4
Morgans Hotel Group
2.375%, 10/15/14 (A)	1,210	791
NII Holdings CV to 8.4517
3.125%, 06/15/12	3,500	3,163

Total Convertible Bonds (Cost $10,544) ($ Thousands)		11,376

ASSET-BACKED SECURITIES — 0.5%

Other Asset-Backed Securities — 0.5%
ACAS Business Loan Trust, Ser 2007-2A, Cl A
0.673%, 11/18/19 (A) (C)	1,484	1,217
Applebee’s Enterprises LLC
6.427%, 12/20/37 (A)	3,358	2,989
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,403	1,203
Sands Point Funding, Ser 2006-1A, Cl C
1.084%, 07/18/20 (A) (C)	2,580	1,419

Total Asset-Backed Securities (Cost $6,311) ($ Thousands)		6,828

REGISTERED INVESTMENT COMPANIES — 0.3%
BlackRock Insured Municipal Income Trust	14,500	1,232
BlackRock MuniVest Fund II	9,250	786
BlackRock MuniYield Fund	11,750	999
BlackRock MuniYield New Jersey Fund	14,500	1,233

Total Registered Investment Companies (Cost $4,150) ($ Thousands)		4,250

COMMON STOCK — 0.1%
Broder Bros. (I)*	53,969	33
Dana Holdings*	67,821	494
Delta Air Lines*	250	2
Federal Mogul, Cl A*	32,619	440
Spectrum Brands*	34,321	755
VSS AHC, Cl A* (I)	29,628	353
World Color Press*	25,483	243

Total Common Stock (Cost $5,474) ($ Thousands)		2,320

PREFERRED STOCK — 0.2%
Axis Capital Holdings (C)	13	967
Crown Castle International	18	1,067
Dana, Ser B	575	363
GMAC Preferred Blocker*	1	558

Total Preferred Stock (Cost $2,052) ($ Thousands)		2,955

88	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GLOBAL BOND — 0.1%
Lincoln National 8.750%, 07/01/19	$1,300	$1,517

Total Global Bond (Cost $1,288) ($ Thousands)		1,517

WARRANTS — 0.0%
Atrium, Expires 10/14/08* (E) (F)	691	—
World Color Press, Expires 07/20/14*	28,884	76

Total Warrants (Cost $498) ($ Thousands)		76

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.320%**† (G)	4,325	$4

Total Affiliated Partnership (Cost $4) ($ Thousands)		4

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	15,770,568	15,771

Total Cash Equivalent (Cost $15,771) ($ Thousands)		15,771

Total Investments — 99.7% (Cost $1,433,271) ($ Thousands)		$1,444,117

A summary of outstanding swap agreements help by the Fund at November 30, 2009, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.13-V2 Index	Buy	5.00%	12/20/14	$14,200	$(137)

Percentages are based on a Net Assets of $1,448,609 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2009. The date reported is the final maturity date.

(D)	Step Bonds — The rate reflected is the effective yield on November 30, 2009. The coupon on a step bond changes on a specified date.

(E)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $5 ($ Thousands).

(F)	Securities considered illiquid. The total value of such securities as of November 30, 2009 was $0 ($ Thousands) and represented 0.00% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2009 was $4 ($Thousands).

(H)	Unsettled Loan Participation. Interest rate not available.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 31, 2009 was $386 ($ Thousands) and represents 0.03% of net assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,212,552	$4,316	$1,216,868
Collateralized Debt Obligation	—	5,256	39,490	44,746
Convertible Bonds	—	11,372	4	11,376
Asset-Backed Securities	—	5,612	1,216	6,828
Registered Investment Companies	—	4,250	—	4,250
Preferred Stock	—	2,955	—	2,955
Common Stock	1,592	353	375	2,320
Global Bond	—	1,517	—	1,517
Warrants	—	76	—	76
Affiliated Partnership	—	4	—	4
Loan Participations	—	128,437	8,969	137,406
Cash Equivalent	15,771	—	—	15,771

Total Investments in Securities	$17,363	$1,372,384	$54,370	$1,444,117

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps	$—	$(137)	$—	$(137)

Total Other Financial Instruments	$—	$(137)	$—	$(137)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	89

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

November 30, 2009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Asset Backed	Investments in Collateralized Debt Obligations	Investments in Corporate Bonds
Beginning balance as of June 1, 2009	$3,885	$28,897	$321
Accrued discounts/premiums	(52)	(358)	12
Realized gain/(loss)	162	6,741	—
Change in unrealized appreciation/(depreciation)	1,069	44,339	100
Net purchases/sales	(3,848)	(39,787)	348
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of November 30, 2009	$1,216	$39,832	$781

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$1,069	$28,684	$529

	Investments in Convertible Bonds	Investments in Loan Participations	Investments in Common Stock
Beginning balance as of June 1, 2009	$4	$10,713	$—
Accrued discounts/premiums	—	(41)	—
Realized gain/(loss)	17	(7,522)	—
Change in unrealized appreciation/(depreciation)	—	7,065	—
Net purchases/sales	(17)	(2,210)	33
Net transfer in and/or out of Level 3	—	964	—

Ending balance as of November 30, 2009	$4	$8,969	$33

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—	$(75)	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

90	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 63.4%

Consumer Discretionary — 4.0%
Comcast
6.550%, 07/01/39	$5,825	$6,190
Comcast Cable Communications Holdings
9.455%, 11/15/22	3,750	4,892
COX Communications
8.375%, 03/01/39 (A)	5,975	7,313
Historic TW
6.625%, 05/15/29	8,585	8,964
McDonald’s MTN
6.300%, 03/01/38	3,415	3,912
News America
7.850%, 03/01/39	7,950	9,349
6.900%, 08/15/39 (A)	2,775	3,024
Target
7.000%, 01/15/38	3,560	4,290
Time Warner Cable
8.750%, 02/14/19	9,070	11,296
8.250%, 04/01/19	3,075	3,743
6.750%, 06/15/39	1,650	1,754
Time Warner Entertainment
8.375%, 07/15/33	5,700	6,839
Wal-Mart Stores
6.200%, 04/15/38	8,250	9,320
Yum! Brands
6.875%, 11/15/37	5,620	6,184

		87,070

Consumer Staples — 4.0%
Altria Group
10.200%, 02/06/39	10,950	14,397
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39 (A)	5,210	6,708
6.875%, 11/15/19 (A)	8,400	9,587
6.375%, 01/15/40 (A)	6,295	6,721

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Caremark
6.125%, 09/15/39	$7,255	$7,200
Diageo Capital
5.875%, 09/30/36	4,508	4,984
Dr Pepper Snapple Group
6.820%, 05/01/18	2,000	2,316
General Mills
5.650%, 02/15/19	2,750	3,007
HJ Heinz Finance
7.125%, 08/01/39 (A)	4,390	5,077
Kraft Foods
6.875%, 02/01/38	11,385	12,305
Philip Morris International
6.375%, 05/16/38	3,500	3,963
Procter & Gamble
5.550%, 03/05/37	4,000	4,306
Ralcorp Holdings
6.625%, 08/15/39 (A)	5,000	5,162

		85,733

Energy — 6.5%
Canadian Natural Resources
6.750%, 02/01/39	3,600	4,072
Cenovus Energy
6.750%, 11/15/39 (A)	4,515	4,963
CenterPoint Energy Resources
6.625%, 11/01/37	7,665	8,255
6.000%, 05/15/18	3,500	3,738
ConocoPhillips
6.500%, 02/01/39	18,975	21,563
Devon Energy Financing
7.875%, 09/30/31	3,125	3,944
EnCana
6.500%, 02/01/38	3,625	3,969
EQT
8.125%, 06/01/19	9,365	10,937
Husky Energy
7.250%, 12/15/19	11,200	13,091
Marathon Oil
7.500%, 02/15/19	7,275	8,573
6.600%, 10/01/37	3,700	3,985
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,900	3,457
7.000%, 06/15/18	700	788
Petro-Canada
6.800%, 05/15/38	3,725	4,102
Suncor Energy
6.850%, 06/01/39	3,675	4,094
Talisman Energy
7.750%, 06/01/19	3,075	3,682
TransCanada Pipelines
7.250%, 08/15/38	3,100	3,780
Valero Energy
6.625%, 06/15/37	7,205	6,962

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	91

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
8.750%, 01/15/20	$14,810	$17,309
7.875%, 09/01/21	2,150	2,399
XTO Energy
6.100%, 04/01/36	8,315	8,592

		142,255

Financials — 24.7%
Allstate
5.950%, 04/01/36	6,540	6,997
American Express
8.125%, 05/20/19	8,860	10,646
BAC Capital Trust VI
5.625%, 03/08/35	2,700	1,909
BAC Capital Trust XV
1.161%, 06/01/56 (B)	8,000	4,964
Bank of America
7.625%, 06/01/19	5,000	5,726
6.500%, 09/15/37	2,700	2,710
5.750%, 12/01/17	5,750	5,864
5.650%, 05/01/18	19,650	19,804
Bank of America, Ser A
8.070%, 12/31/26 (A)	5,095	4,764
Bear Stearns
7.250%, 02/01/18	8,768	10,140
6.400%, 10/02/17	9,175	10,116
Berkshire Hathaway Finance
5.400%, 05/15/18	4,346	4,658
BRE Properties
5.500%, 03/15/17‡	750	710
Capital One Capital VI
8.875%, 05/15/40	4,000	3,975
CDP Financial
5.600%, 11/25/39 (A)	9,760	10,093
Cedar Brakes II LLC
9.875%, 09/01/13 (A)	1,204	1,232
Chase Capital II
0.781%, 02/01/27 (B)	4,984	3,547
Chubb
6.500%, 05/15/38	7,300	8,537
Citigroup
8.500%, 05/22/19	7,600	8,583
8.125%, 07/15/39	7,910	8,696
6.875%, 03/05/38	13,090	12,685
5.875%, 05/29/37	4,761	4,155
Citigroup Capital XXI
8.300%, 12/21/57 (B)	2,515	2,238
Commonwealth Bank of Australia
5.000%, 10/15/19 (A)	4,250	4,366
Credit Suisse
6.000%, 02/15/18	7,600	8,129
5.300%, 08/13/19	6,250	6,549
Deutsche Bank Capital Funding Trust
5.628%, 01/19/49 (A) (B)	3,195	2,348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discover Bank
8.700%, 11/18/19	$5,200	$5,480
ERP Operating
5.750%, 06/15/17‡	6,250	6,405
Farmers Exchange Capital
7.050%, 07/15/28 (A)	17,350	14,922
First Union Institutional Capital I
8.040%, 12/01/26	1,250	1,213
FleetBoston Financial
6.875%, 01/15/28	3,250	3,233
General Electric Capital MTN
6.875%, 01/10/39	28,745	30,143
5.875%, 01/14/38	14,450	13,412
Goldman Sachs Group
7.500%, 02/15/19	8,290	9,790
6.750%, 10/01/37	16,150	16,622
6.150%, 04/01/18	1,400	1,511
0.458%, 02/06/12 (B)	5,000	4,945
Guardian Life Insurance of America
7.375%, 09/30/39 (A)	10,135	10,298
HBOS
6.750%, 05/21/18 (A)	3,700	3,441
HCP MTN
6.700%, 01/30/18‡	1,500	1,518
6.300%, 09/15/16‡	2,255	2,270
Health Care
5.875%, 05/15/15‡	7,725	7,793
HSBC Holdings
6.500%, 09/15/37	8,275	8,807
Iberdrola Finance Ireland
5.000%, 09/11/19 (A)	3,700	3,809
JPMorgan Chase
6.300%, 04/23/19	9,555	10,647
6.000%, 01/15/18	4,000	4,336
Lincoln National
8.750%, 07/01/19	4,825	5,629
6.300%, 10/09/37	175	165
Lloyds Banking Group
5.920%, 09/29/49 (A) (B)	2,800	1,484
Macquarie Group
7.625%, 08/13/19 (A)	6,380	7,034
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (A)	16,445	20,150
MBNA Capital, Ser B
1.081%, 02/01/27 (B)	2,151	1,422
Merrill Lynch MTN
8.950%, 05/18/17 (B)	1,340	1,380
8.680%, 05/02/17 (B)	1,305	1,031
MetLife
7.717%, 02/15/19	8,100	9,713
Metropolitan Life Insurance
7.800%, 11/01/25 (A)	4,700	5,152

92	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley
7.300%, 05/13/19	$6,445	$7,265
6.625%, 04/01/18	10,760	11,674
5.625%, 09/23/19	15,625	15,825
Nationwide Mutual Insurance
7.875%, 04/01/33 (A)	1,643	1,486
6.600%, 04/15/34 (A)	12,040	9,348
New York Life Insurance
6.750%, 11/15/39 (A)	16,800	16,974
Pacific Life Insurance
9.250%, 06/15/39 (A)	8,245	9,415
PNC Funding
6.700%, 06/10/19	3,235	3,664
Power Receivables Finance
6.290%, 01/01/12 (A)	810	822
Prudential Holdings LLC
8.695%, 12/18/23 (A)	7,700	8,606
Prudential Insurance of America
8.300%, 07/01/25 (A)	5,500	5,979
Raymond James Financial
8.600%, 08/15/19	1,655	1,837
Security Benefit Life
7.450%, 10/01/33 (A)	4,000	880
Sempra Energy ESOP & Trust
5.781%, 11/01/14 (A)	2,000	2,000
Simon Property Group
10.350%, 04/01/19‡	1,995	2,575
6.125%, 05/30/18‡	1,965	2,074
5.750%, 05/01/12‡	1,670	1,782
Wachovia
6.605%, 10/01/25	3,100	3,066
0.621%, 10/28/15 (B)	10,950	9,952
Wachovia Bank
6.600%, 01/15/38	9,400	10,024
WEA Finance LLC
7.125%, 04/15/18 (A)	4,513	4,858
6.750%, 09/02/19 (A)	2,780	2,921
Weingarten Realty Investors MTN
8.250%, 01/22/10‡	4,075	4,083
Wells Fargo
7.980%, 03/15/18 (B)	465	431
Westpac Banking
4.875%, 11/19/19	5,035	5,112
ZFS Finance USA Trust I
6.150%, 12/15/65 (A) (B)	8,606	7,616

		538,165

Health Care — 6.1%
Abbott Laboratories
6.000%, 04/01/39	8,950	9,919
Aetna
6.750%, 12/15/37	3,400	3,554
Amgen
6.400%, 02/01/39	2,500	2,877

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AstraZeneca
6.450%, 09/15/37	$6,625	$7,737
Bristol-Myers Squibb
6.125%, 05/01/38	6,775	7,558
CIGNA
8.500%, 05/01/19	5,825	6,671
Eli Lilly
5.950%, 11/15/37	3,000	3,320
Johnson & Johnson
5.850%, 07/15/38	7,150	8,069
Merck
5.850%, 06/30/39	7,370	8,113
Novartis Securities Investment
5.125%, 02/10/19	4,000	4,326
Pfizer
7.200%, 03/15/39	20,050	25,504
Roche Holdings
7.000%, 03/01/39 (A)	13,150	16,546
UnitedHealth Group
6.875%, 02/15/38	3,260	3,487
6.625%, 11/15/37	8,855	9,195
6.500%, 06/15/37	4,100	4,179
5.800%, 03/15/36	5,000	4,668
WellPoint
7.000%, 02/15/19	6,506	7,482

		133,205

Industrials — 3.3%
American Airlines Pass-Through Trust, Ser 2003-01
3.857%, 07/09/10	4,950	4,791
American Airlines Pass-Through Trust, Ser 2009-1A
10.375%, 07/02/19	580	641
Boeing
6.875%, 03/15/39	5,400	6,456
Burlington Northern Santa Fe
5.650%, 05/01/17	2,830	3,100
Canadian National Railway
5.550%, 03/01/19	3,900	4,325
Continental Airlines
9.000%, 07/08/16	6,525	6,917
5.983%, 04/19/22	7,175	6,816
Delta Air Lines
7.750%, 12/17/19	5,200	5,258
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	6,700	6,633
Lockheed Martin
5.500%, 11/15/39	5,850	5,893
Meccanica Holdings USA
7.375%, 07/15/39 (A)	3,570	4,114
6.250%, 01/15/40 (A)	2,040	2,059

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	93

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Continued)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Norfolk Southern
5.900%, 06/15/19	$4,395	$4,922
5.750%, 01/15/16	1,500	1,648
Union Pacific
6.625%, 02/01/29	1,941	2,181
6.125%, 02/15/20	2,000	2,259
Waste Management
6.125%, 11/30/39	4,240	4,373

		72,386

Information Technology — 1.4%
Cisco Systems
5.900%, 02/15/39	2,450	2,566
5.500%, 01/15/40	12,920	12,845
Microsoft
5.200%, 06/01/39	2,505	2,574
Oracle
6.125%, 07/08/39	11,710	12,809

		30,794

Materials — 0.9%
Barrick Gold Finance
5.800%, 11/15/34	2,160	2,119
Barrick North America Finance LLC
7.500%, 09/15/38	6,435	7,711
Dow Chemical
9.400%, 05/15/39	3,680	4,719
8.550%, 05/15/19	3,580	4,231

		18,780

Telecommunication Services — 3.3%
AT&T
6.550%, 02/15/39	5,000	5,398
6.300%, 01/15/38	15,000	15,586
British Telecommunications
9.625%, 12/15/30	3,170	4,058
Telecom Italia Capital
7.721%, 06/04/38	5,500	6,390
7.175%, 06/18/19	5,375	6,091
Telefonica Emisiones
7.045%, 06/20/36	3,330	3,903
5.877%, 07/15/19	2,850	3,130
Verizon Communications
8.950%, 03/01/39	2,650	3,630
7.350%, 04/01/39	12,135	14,439
6.400%, 02/15/38	4,750	5,112
6.350%, 04/01/19	828	930
Vodafone Group
6.150%, 02/27/37	3,675	3,918

		72,585

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 9.2%
Alabama Power
6.000%, 03/01/39	$1,850	$2,041
Appalachian Power
7.950%, 01/15/20	4,160	5,124
Arizona Public Service
8.750%, 03/01/19	5,025	6,053
Consolidated Edison of New York
6.750%, 04/01/38	5,500	6,571
6.650%, 04/01/19	2,310	2,704
6.200%, 06/15/36	2,225	2,474
Duke Energy Carolinas LLC
6.100%, 06/01/37	5,000	5,537
EDF
6.950%, 01/26/39 (A)	7,190	8,731
Enel Finance International
6.000%, 10/07/39 (A)	8,035	8,238
Entergy Gulf States
0.761%, 12/01/09 (B)	1,085	1,085
Entergy Texas
7.125%, 02/01/19	11,750	13,422
Exelon Generation LLC
6.250%, 10/01/39	4,480	4,679
Florida Gas Transmission LLC
7.900%, 05/15/19 (A)	6,000	7,247
Florida Power & Light
5.960%, 04/01/39	3,225	3,555
FPL Group Capital
6.000%, 03/01/19	4,000	4,459
Georgia Power
5.950%, 02/01/39	3,850	4,219
Kansas City Power & Light
7.150%, 04/01/19	8,250	9,830
KCP&L Greater Missouri Operations
8.270%, 11/15/21	5,100	5,426
Metropolitan Edison
7.700%, 01/15/19	2,500	2,979
Midamerican Energy Holdings
6.500%, 09/15/37	15,600	17,565
Nisource Finance
10.750%, 03/15/16	5,575	6,744
Northern States Power
5.350%, 11/01/39	4,625	4,694
Oncor Electric Delivery
7.500%, 09/01/38	3,200	3,930
6.800%, 09/01/18	6,680	7,609
Pacific Gas & Electric
6.250%, 03/01/39	4,500	5,023
Power Contract Financing
6.256%, 02/01/10 (A)	365	367
Progress Energy
7.050%, 03/15/19	4,500	5,232
Southern California Edison
6.050%, 03/15/39	7,050	7,865

94	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern Union
8.250%, 11/15/29	$6,375	$7,262
Southwestern Electric Power
6.450%, 01/15/19	6,000	6,607
Texas-New Mexico Power
9.500%, 04/01/19 (A)	8,560	10,605
Union Electric
8.450%, 03/15/39	3,000	4,060
Virginia Electric and Power
8.875%, 11/15/38	5,500	7,859

		199,796

Total Corporate Obligations (Cost $1,245,924) ($ Thousands)		1,380,769

U.S. TREASURY OBLIGATIONS — 23.0%
U.S. Treasury Bills
0.130%, 12/03/09 (C)	3,145	3,145
0.046%, 02/18/10 (C)	9,715	9,715
U.S. Treasury Bonds
6.250%, 08/15/23	104,485	132,370
7.625%, 02/15/25	20,420	29,312
4.250%, 05/15/39	144,639	145,746
4.500%, 08/15/39	47,300	49,695
U.S. Treasury Notes
2.375%, 08/31/14	520	531
U.S. Treasury STRIPS (C)
4.202%, 11/15/21	200,965	126,491
1.428%, 11/15/22	2,635	1,573
4.218%, 02/15/23	5,135	3,023

Total U.S. Treasury Obligations (Cost $482,799) ($ Thousands)		501,601

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FHLB
0.020%, 12/01/09 (C) (D)	6,510	6,510
0.060%, 02/19/10 (C)	43,825	43,820
FICO STRIPS, PO
0.000%, 08/03/18 to 12/06/18 (C)	25,100	17,774
4.812%, 09/26/19 (C)	12,145	8,036
FNMA
0.130%, 12/16/09 (C)	7,430	7,430
FNMA STRIPS, PO
0.000%, 07/15/26 to 01/15/27 (C)	25,418	11,022
Resolution Funding STRIPS
3.851%, 10/15/17 (C)	6,675	5,029

Total U.S. Government Agency Obligations (Cost $97,899) ($ Thousands)		99,621

MUNICIPAL BONDS — 1.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/49	5,000	5,011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles, Department of Water & Power, RB
6.008%, 07/01/39	$5,000	$5,042
State of California, Build America Project, GO
7.550%, 04/01/39	8,000	8,211
7.300%, 10/01/39	1,500	1,495
State of Illinois, GO
5.100%, 06/01/33	8,925	8,059

Total Municipal Bonds (Cost $26,828) ($ Thousands)		27,818

MORTGAGE-BACKED SECURITIES — 1.0%

Agency Mortgage-Backed Obligations — 0.1%
FHLMC CMO, Ser 2748, Cl ZT
5.500%, 02/15/24	517	552
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/34	677	752
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/34	399	379
GNMA ARM
4.375%, 06/20/32 (B)	199	205

		1,888

Non-Agency Mortgage-Backed Obligations — 0.9%
American Home Mortgage Investment Trust, Ser 2007-2, Cl 11A1
0.466%, 03/25/47 (B)	1,851	797
Bayview Commercial Asset Trust, Ser 2007-3, Cl A1
0.476%, 07/25/37 (A) (B)	2,249	1,347
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.220%, 12/10/49 (B)	1,775	1,514
Countrywide Alternative Loan Trust, Ser 2005-16, Cl A5
0.516%, 06/25/35 (B)	465	129
Countrywide Home Loans, Ser 2006-2, Cl 1A1
0.556%, 03/25/35 (B)	224	98
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	6,560	5,403
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
0.447%, 03/19/45 (B)	336	176
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl AM
5.277%, 04/10/37 (B)	1,960	1,693
GS Mortgage Securities II, Ser 2006-GG8, Cl A4
5.560%, 11/10/39	9,115	7,864

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	95

SCHEDULE OF INVESTMENTS (Unaudited)

Long Duration Fund (Concluded)

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.637%, 11/19/34 (B)	$414	$258
Harborview Mortgage Loan Trust, Ser 2005-11, Cl 2A1A
0.547%, 08/19/45 (B)	586	297
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.626%, 12/25/34 (B)	206	124
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.636%, 08/25/34 (B)	128	72
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.666%, 09/25/34 (B)	51	32
Indymac Index Mortgage Loan Trust, Ser 2005-AR18, Cl 2A1A
0.546%, 10/25/36 (B)	25	13
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.065%, 04/15/45 (B)	535	509
Washington Mutual Mortgage Pass Through Certificates, Ser 2000-1, Cl M2
1.536%, 01/25/40 (B)	155	150
Washington Mutual Mortgage Pass Through Certificates, Ser 2005-AR2, Cl 2A21
0.566%, 01/25/45 (B)	326	182
Washington Mutual Mortgage Pass Through Certificates, Ser 2007-OA3, Cl 4A1
1.402%, 04/25/47 (B)	256	115

		20,773

Total Mortgage-Backed Securities (Cost $23,777) ($ Thousands)		22,661

ASSET-BACKED SECURITIES — 0.8%

Mortgage Related Securities — 0.8%
Bayview Financial Acquisition Trust, Ser 2004-B, Cl A1
1.234%, 05/28/39 (A) (B)	4,821	2,351
Bayview Financial Acquisition Trust, Ser 2005-A, Cl A1
1.234%, 02/28/40 (A) (B)	5,701	3,876
Bayview Financial Revolving Mortgage Loan Trust, Ser 2005-E, Cl A1
0.734%, 12/28/40 (A) (B)	5,600	2,580
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A2B
0.396%, 09/25/36 (B)	10,231	4,684

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

Home Equity Asset Trust, Ser 2007-3, Cl 2A2
0.416%, 08/25/37 (B)	$2,300	$1,090
Indymac Home Equity Loan Asset-Backed Trust, Ser 2002-A, Cl M1
1.361%, 05/25/33 (B)	502	236
JPMorgan Mortgage Acquisition, Ser 2007-HE1, Cl AV1
0.296%, 03/25/47 (B)	516	371
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV3
0.406%, 09/25/36 (B)	2,565	1,508

Total Asset-Backed Securities (Cost $23,993) ($ Thousands)		16,696

COMMERCIAL PAPER (C) — 1.6%
BNP Paribas Finance
0.140%, 12/23/09	18,335	18,333
Rabobank USA Financial
0.230%, 12/03/09	16,230	16,230

Total Commercial Paper (Cost $34,563) ($ Thousands)		34,563

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%*†	73,764,047	73,764

Total Cash Equivalent (Cost $73,764) ($ Thousands)		73,764

Total Investments — 99.1% (Cost $2,009,547) ($ Thousands)		$2,157,493

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(14)	Mar-2010	$(25)
U.S. Long Treasury Bond	2,873	Mar-2010	5,910

			$5,885

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

96	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

A summary of outstanding swap agreements held by the Fund at November 30, 2009, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Credit Suisse	ABX.HE.AAA 07-1 Index	Sell	0.09%	08/25/37	$(1,225)	$(640)

Percentages are based on a Net Assets of $2,177,673 ($ Thousands)

*	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 4).

‡	Real Estate Investment Trust

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2009. The date reported is the final maturity date.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financial Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

Amounts designated as ”—” are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,373,852	$6,917	$1,380,769
U.S. Treasury Obligations	—	501,601	—	501,601
U.S. Government Agency Obligations	—	99,621	—	99,621
Municipal Bonds	—	27,818	—	27,818
Mortgage-Backed Securities	—	22,661	—	22,661
Asset-Backed Securities	—	16,696	—	16,696
Commercial Paper	—	34,563	—	34,563
Cash Equivalent	73,764	—	—	73,764

Total Investments in Securities	$73,764	$2,076,812	$6,917	$2,157,493

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$5,885	$—	$—	$5,885
Credit Default Swaps	—	(640)	—	(640)

Total Other Financial Instruments	$5,885	$(640)	$—	$5,245

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Corporate Obligations
Beginning balance as of June 1, 2009	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	6,917

Ending balance as of November 30, 2009	$6,917

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	97

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

November 30, 2009

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

GLOBAL BONDS — 93.8%

Argentina — 5.3%
Alto Parana
6.375%, 06/09/17 (A)		370	$384
Province Del Neuquen
8.656%, 10/18/14 (A)		170	173
Province of Buenos Aires
9.625%, 04/18/28		1,335	868
9.625%, 04/18/28 (A)		1,460	949
9.375%, 09/14/18		1,440	989
3.000%, 05/15/35 (B)		1,100	377
Province of Mendoza
5.500%, 09/04/18		321	228
Republic of Argentina
15.500%, 12/19/49 (C)		9,900	4,227
10.500%, 11/14/02 (C)		400	116
10.250%, 02/06/03 (C)		1,400	435
10.250%, 01/26/07 (C)	EUR	850	518
9.000%, 11/19/08 (C)		1,000	289
9.000%, 05/26/09 (C)	EUR	1,595	873
8.500%, 07/01/04 (C)	EUR	4,500	2,618
8.500%, 02/23/05 (C)		245	75
8.375%, 12/20/03		1,000	430
8.280%, 12/31/33		7,669	5,292
8.125%, 04/21/08 (C)	EUR	2,818	1,544
7.875%, 07/29/05 (C)		275	81
7.000%, 09/12/13		790	654
7.000%, 03/18/04 (C)		555	167
7.000%, 10/03/15		16,425	12,521
6.000%, 03/31/23 (C)		172	109
3.169%, 12/15/35 (C)		2,905	240
2.500%, 03/31/19 (D)		11,320	3,821
2.280%, 12/15/35 (C)		11,725	967
0.000%, 03/31/23 (C)		1,680	924
0.000%, 08/03/12 (C)		22,565	6,781
Republic of Argentina, Ser E MTN
10.000%, 01/07/05 (C)	EUR	1,650	1,009
9.250%, 07/20/04 (C)	EUR	2,100	1,222
7.000%, 03/18/04 (C)	EUR	2,554	1,396
Transportadora Gas Norte
7.500%, 12/31/12 (A) (C)		210	88
7.500%, 12/31/12 (C)		450	189
6.500%, 12/31/12 (A) (C)		30	13
6.500%, 12/31/12 (C)		120	50

			50,617

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Barbados — 0.2%
Columbus International
11.500%, 11/20/14 (A)		1,900	$1,945

Belize — 0.0%
Government of Belize
4.250%, 02/20/29 (B)		330	181

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
10.039%, 12/11/17 (E)	EUR	2,000	1,075

Brazil — 9.2%
Banco Bradesco
6.750%, 09/29/19 (A)		181	187
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)		3,055	3,269
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/17	BRL	38,775	19,982
Federal Republic of Brazil
12.250%, 03/06/30		195	344
11.000%, 08/17/40 (F)		13,805	18,795
10.125%, 05/15/27		4,060	6,049
8.875%, 04/15/24		3,860	5,095
8.750%, 02/04/25		4,838	6,350
8.250%, 01/20/34		6,595	8,630
8.000%, 01/15/18		1,983	2,315
7.875%, 03/07/15		900	1,069
7.125%, 01/20/37		5,225	6,184
6.000%, 01/17/17		4,340	4,757
5.875%, 01/15/19		1,550	1,699
Fibria Overseas Finance
9.250%, 10/30/19 (A)		1,040	1,139
Petrobras International Finance
7.875%, 03/15/19		740	864
Voto-Votorantim Overseas Trading Operations
6.625%, 09/25/19 (A)		600	591

			87,319

Chile — 0.2%
Empresa Nacional del Petroleo
6.250%, 07/08/19 (A)		1,300	1,386
Nacional del Cobre de Chile - CODELCO
7.500%, 01/15/19		450	548

			1,934

Colombia — 4.5%
Bogota District Capital
9.750%, 07/26/28 (A)	COP	12,895,000	6,787

98	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Ecopetrol
7.625%, 07/23/19 (A)		750	$847
Republic of Colombia
11.750%, 02/25/20		2,758	4,027
10.375%, 01/28/33		450	675
9.850%, 06/28/27	COP	1,573,000	938
8.375%, 02/15/27		3,100	3,503
8.125%, 05/21/24		3,180	3,856
7.375%, 09/18/37		8,395	9,591
7.375%, 01/27/17		5,185	6,035
7.375%, 03/18/19		4,540	5,294
6.125%, 01/18/41		1,175	1,145

			42,698

Croatia — 0.3%
Republic of Croatia
6.750%, 11/05/19 (A)		1,035	1,116
Zagrebacki Holding D.O.O.
5.500%, 07/10/17		1,500	1,791

			2,907

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (A)		600	833

Dominican Republic — 0.0%
Republic of Dominican Republic
9.040%, 01/23/18		27	30

Ecuador — 0.2%
Republic of Ecuador
9.375%, 12/15/15		1,550	1,465

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32		3,710	3,858
7.650%, 06/15/35		5,139	5,113
7.375%, 12/01/19 (A)		500	514

			9,485

Gabon — 0.2%
Gabonese Republic
8.200%, 12/12/17 (A)		2,100	2,137

Georgia — 0.6%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12		2,500	2,406
Republic of Georgia
7.500%, 04/15/13		3,350	3,384

			5,790

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (A)		600	$594
8.500%, 10/04/17		1,250	1,255

			1,849

India — 0.2%
Vedanta Resources
9.500%, 07/18/18 (A)		2,295	2,278

Indonesia — 7.7%
Adaro Indonesia
7.625%, 10/22/19		1,455	1,422
Majapahit Holding
8.000%, 08/07/19 (A)		1,415	1,450
7.875%, 06/29/37 (A)		415	392
7.750%, 10/17/16		200	210
7.750%, 10/17/16 (A)		1,200	1,239
7.750%, 01/20/20 (A)		1,845	1,861
7.250%, 10/17/11 (A)		885	916
Republic of Indonesia
12.800%, 06/17/21 (C)	IDR	46,100,000	5,676
11.625%, 03/04/19 (A)		7,710	10,852
11.625%, 03/04/19		900	1,263
11.000%, 11/15/20	IDR	17,100,000	1,895
10.375%, 05/04/14 (A)		300	363
10.375%, 05/04/14		400	483
8.500%, 10/12/35		4,812	5,654
7.750%, 01/17/38		20,945	22,568
7.500%, 01/15/16		2,940	3,277
7.250%, 04/20/15		3,340	3,659
6.875%, 01/17/18		4,130	4,399
6.750%, 03/10/14 (A)		500	538
6.750%, 03/10/14		1,900	2,044
6.625%, 02/17/37 (A)		225	217
6.625%, 02/17/37		2,600	2,510

			72,888

Iraq — 1.0%
Republic of Iraq
5.800%, 01/15/28		13,165	9,742

Ivory Coast — 0.1%
Republic of Ivory Coast
4.000%, 03/30/18 (C)		7,000	593

Jamaica — 0.0%
Digicel Group
8.875%, 01/15/15 (A)		450	436

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	99

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2009

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Kazakhstan — 3.3%
CenterCredit International
8.625%, 01/30/14	2,250	$2,027
Citigroup Global Markets for JSC Kazkommertsbank
7.375%, 04/07/14 (C)	2,000	1,520
Halyk Savings Bank of Kazakhstan
9.250%, 10/16/13	875	860
7.750%, 05/13/13	100	95
HSBK Europe
9.250%, 10/16/13 (A)	800	788
7.250%, 05/03/17	650	566
Kazkommerts International
8.500%, 04/16/13	850	748
8.000%, 11/03/15	2,400	1,944
7.875%, 04/07/14	500	426
7.500%, 11/29/16	3,050	2,409
6.875%, 02/13/17	600	676
KazMunaiGaz Finance MTN
11.750%, 01/23/15 (A)	3,210	3,812
9.125%, 07/02/18	4,400	4,818
9.125%, 07/02/18 (A)	4,425	4,845
8.375%, 07/02/13	5,085	5,365
Tengizchevroil Finance
6.124%, 11/15/14	457	454

		31,353

Lebanon — 0.1%
Lebanese Republic MTN
8.250%, 04/12/21	460	500

Lithuania — 0.2%
Republic of Lithuania
6.750%, 01/15/15 (A)	1,405	1,411

Malaysia — 2.9%
Malaysia Government
4.378%, 11/29/19	12,720	3,782
Petroliam Nasional
7.750%, 08/15/15	1,460	1,740
7.625%, 10/15/26	430	529
Petronas Capital
7.875%, 05/22/22	4,930	6,139
7.875%, 05/22/22 (A)	650	815
7.000%, 05/22/12	3,055	3,374
5.250%, 08/12/19 (A)	10,865	11,137

		27,516

Mexico — 8.4%
C10 - EUR Capital
6.277%, 05/09/49 (C)	1,800	1,784
Grupo Senda
10.500%, 10/03/15	4,590	3,741

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Mexican Bonos
8.500%, 05/31/29	44,160	$3,458
7.500%, 06/03/27	50,230	3,606
NII Capital
10.000%, 08/15/16	4,900	5,004
Oceanografia
11.250%, 07/15/15	1,286	693
Pemex Project Funding Master Trust
6.625%, 06/15/35	400	402
5.750%, 03/01/18	1,670	1,699
Petroleos Mexicanos
8.000%, 05/03/19 (A)	465	546
United Mexican States
11.375%, 09/15/16 (F)	540	756
8.300%, 08/15/31	13,160	16,976
8.125%, 12/30/19 (F)	1,595	1,994
7.500%, 04/08/33	1,430	1,716
6.625%, 03/03/15	3,650	4,106
6.050%, 01/11/40	8,942	9,143
5.950%, 03/19/19 (F)	8,832	9,574
5.875%, 02/17/14	1,000	1,088
5.625%, 01/15/17	4,950	5,287
United Mexican States, Ser A MTN
6.750%, 09/27/34	7,793	8,650

		80,223

Nigeria — 0.2%
GTB Finance
8.500%, 01/29/12	1,000	977
UBS
0.000%, 09/04/17 (A) (C)	800	746

		1,723

Oman — 0.1%
Blue City Investments
13.750%, 11/07/13	2,750	550
4.074%, 11/07/13 (C)	500	125

		675

Pakistan — 0.6%
Pakistan Mobile Communications
8.625%, 11/13/13 (A)	330	281
Republic of Pakistan
7.125%, 03/31/16	3,650	3,396
6.875%, 06/01/17	2,850	2,394

		6,071

Panama — 2.3%
Republic of Panama
9.375%, 01/16/23	595	789
9.375%, 04/01/29	7,690	10,843
8.875%, 09/30/27	3,000	3,945
8.125%, 04/28/34	940	1,194

100	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

7.250%, 03/15/15	2,940	$3,363
6.700%, 01/26/36	1,750	1,916

		22,050

Peru — 3.0%
Interoceanica IV Finance
3.959%, 11/30/25 (A) (E)	762	360
3.952%, 11/30/18 (A) (E)	370	276
3.280%, 11/30/18	700	522
Peru Enhanced Pass-Through Finance
7.062%, 06/02/25 (A) (E)	500	215
4.359%, 05/31/18 (A) (E)	1,367	1,070
4.090%, 05/31/18 (E)	856	669
Republic of Peru
8.750%, 11/21/33	1,680	2,268
8.375%, 05/03/16	2,425	2,971
7.350%, 07/21/25	13,120	15,514
6.550%, 03/14/37 (F)	4,585	4,917

		28,782

Philippines — 5.4%
National Power
9.625%, 05/15/28	1,100	1,326
Power Sector
7.390%, 12/02/24	1,465	1,466
7.250%, 05/27/19	760	796
Republic of Philippines
10.625%, 03/16/25	4,661	6,537
9.500%, 10/21/24	200	258
9.500%, 02/02/30	3,530	4,677
9.375%, 01/18/17	10,040	12,450
8.875%, 03/17/15	500	597
8.375%, 06/17/19	650	785
8.250%, 01/15/14	2,575	2,948
8.000%, 01/15/16	5,300	6,135
7.750%, 01/14/31	3,624	4,068
7.500%, 09/25/24	8,164	9,082
6.375%, 10/23/34	610	592

		51,717

Poland — 1.8%
Republic of Poland
6.375%, 07/15/19	14,405	16,023
TVN Finance
10.750%, 11/15/17 (A)	1,000	1,503

		17,526

Qatar — 1.3%
Qtel International Finance
7.875%, 06/10/19	3,050	3,417
6.500%, 06/10/14 (A)	750	811
State of Qatar
9.750%, 06/15/30	535	773

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

6.400%, 01/20/40 (A)	705	$719
5.250%, 01/20/20 (A)	6,740	6,791

		12,511

Russia — 10.6%
ABN Amro Bank
9.625%, 03/01/13	700	774
Alfa Dividend Payment Rights Finance MTN
2.199%, 12/15/11 (A) (C)	212	182
Alfa Invest MTN
9.250%, 06/24/13 (A)	1,200	1,206
Gaz Capital MTN
8.625%, 04/28/34	1,200	1,323
6.510%, 03/07/22	220	201
6.212%, 11/22/16	600	576
Kuznetski (Bank of Moscow)
7.500%, 11/25/15 (C)	1,300	1,258
RSHB Capital for Russian Agricultural Bank MTN
9.000%, 06/11/14 (A)	1,300	1,455
7.750%, 05/29/18	1,250	1,353
6.299%, 05/15/17	400	395
Russian Federation
12.750%, 06/24/28	5,670	9,696
7.500%, 03/31/30 (B)	57,956	65,351
Teorema Holding
11.000%, 10/27/09 (G)	2,000	100
TransCapital (Transneft)
8.700%, 08/07/18 (A)	1,065	1,205
7.700%, 08/07/13 (A)	150	160
UBS (Vimpelcom)
8.250%, 05/23/16	190	192
VIP Finance Ireland for Vimpel Communications
9.125%, 04/30/18 (A)	1,160	1,218
9.125%, 04/30/18	1,200	1,266
8.375%, 04/30/13 (A)	1,265	1,312
VTB Capital
6.875%, 05/29/18	7,800	7,790
6.609%, 10/31/12 (A)	3,500	3,570

		100,583

Singapore — 0.6%
Sea Production
4.700%, 02/14/12	8,800	6,160

South Africa — 1.5%
Edcon Proprietary
4.527%, 06/15/14 (C)	2,350	2,205
PE Paper Escrow
12.000%, 08/01/14	900	985
Republic of South Africa
8.500%, 06/23/17	815	994

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	101

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

November 30, 2009

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

6.875%, 05/27/19	2,995	$3,336
6.500%, 06/02/14	3,755	4,112
5.875%, 05/30/22	2,845	2,881

		14,513

South Korea — 0.7%
Export-Import Bank of Korea
8.125%, 01/21/14	2,105	2,459
5.875%, 01/14/15	1,125	1,221
Korea Development Bank
8.000%, 01/23/14	1,200	1,396
Korea Hydro & Nuclear Power
6.250%, 06/17/14	1,100	1,199

		6,275

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
7.400%, 01/22/15 (A)	500	512

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	565	667
Central American Bank for Economic Integration
5.375%, 09/24/14 (A)	350	360
Eurasian Development Bank MTN
7.375%, 09/29/14 (A)	350	363

		1,390

Thailand — 0.2%
True Move
10.750%, 12/16/13 (A)	850	812
10.375%, 08/01/14 (A)	850	773

		1,585

Trinidad & Tobago — 0.5%
Petroleum of Trinidad & Tobago
9.750%, 08/14/19 (A)	653	736
6.000%, 05/08/22	3,225	3,008
6.000%, 05/08/22 (A)	900	839

		4,583

Tunisia — 0.2%
Banque Centrale de Tunisie
7.375%, 04/25/12	1,810	1,982

Turkey — 5.6%
GLOBUS CAPITAL FINANCE
8.500%, 03/05/12	700	588
Republic of Turkey
11.875%, 01/15/30	625	1,006
9.500%, 01/15/14	700	834

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)

8.000%, 02/14/34		2,250	$2,599
7.500%, 11/07/19		2,585	2,940
7.500%, 07/14/17		4,870	5,540
7.375%, 02/05/25		7,025	7,855
7.250%, 03/15/15		4,375	4,894
7.250%, 03/05/38 (F)		5,345	5,666
7.000%, 06/05/20		250	272
7.000%, 03/11/19		2,050	2,255
7.000%, 09/26/16		3,185	3,535
6.875%, 03/17/36 (F)		7,805	7,942
6.750%, 04/03/18		6,530	7,085

			53,011

Ukraine — 2.6%
Credit Suisse First Boston for City of Kiev
8.000%, 11/06/15		750	471
Credit Suisse First Boston International (Export/Import - Ukraine)
7.650%, 09/07/11		500	420
6.800%, 10/04/12		550	429
Credit Suisse First Boston International (Ukrsotsbank)
8.000%, 02/22/10		2,200	2,167
Government of Ukraine
7.650%, 06/11/13		3,340	2,748
6.875%, 03/04/11		500	443
6.875%, 03/04/11 (A)		960	847
6.750%, 11/14/17		800	586
6.580%, 11/21/16		4,460	3,279
6.385%, 06/26/12		680	559
3.200%, 12/19/10		660,000	6,397
MHP
10.250%, 11/30/11		1,850	1,703
NAK Naftogaz Ukraine
9.500%, 09/30/14		3,600	2,791
Springvale Holdings
9.181%, 09/07/09 (C) (H)		1,000	150
UK Private Bank
8.000%, 02/06/12		3,000	2,250

			25,240

United Arab Emirates — 1.9%
Dolphin Energy
5.888%, 06/15/19 (A)		450	441
5.888%, 06/15/19		1,400	1,372
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14		1,850	1,639
Emirate of Abu Dhabi
6.750%, 04/08/19 (A)		1,420	1,563
Jafz Sukuk
4.169%, 11/27/12 (C)	AED	33,500	5,471

102	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)
MDC-GMTN
7.625%, 05/06/19	800	$885
Nakheel Development
3.173%, 12/14/09 (C)	11,150	6,355
Nakheel Development 2
2.750%, 01/16/11	1,350	783

		18,509

Uruguay — 3.1%
Republic of Uruguay
9.250%, 05/17/17	5,820	7,275
8.000%, 11/18/22	12,147	14,151
7.625%, 03/21/36	2,086	2,305
6.875%, 09/28/25	761	820
Republic of Uruguay PIK
7.875%, 01/15/33	4,220	4,768

		29,319

Venezuela — 5.1%
Government of Venezuela
13.625%, 08/15/18	305	282
10.750%, 09/19/13	300	276
9.375%, 01/13/34	2,370	1,606
9.250%, 09/15/27	2,425	1,786
9.250%, 05/07/28	5,850	3,963
9.000%, 05/07/23	5,245	3,514
8.500%, 10/08/14	5,275	4,154
7.650%, 04/21/25	4,150	2,324
7.000%, 03/31/38	200	107
6.000%, 12/09/20	2,400	1,248
5.750%, 02/26/16	4,850	3,007
1.283%, 04/20/11 (C)	25,825	22,468
Petroleos de Venezuela
5.375%, 04/12/27	3,105	1,304
5.250%, 04/12/17	4,265	2,218

		48,257

Vietnam — 0.2%
Socialist Republic of Vietnam
6.875%, 01/15/16	2,035	2,082

Yemen — 0.1%
Pemberley SPV Finance 2008 Yemen MTN
11.500%, 02/19/14 (H)	1,100	638
0.000%, 02/25/20 (C) (G)	1,100	—

		638

Total Global Bonds (Cost $815,644) ($ Thousands)		892,899

LOAN PARTICIPATIONS (G) (H) — 2.0%

Angola — 0.2%
Republic of Angola
3.472%, 04/30/16	1,300	1,574

Description	Face Amount (Thousands) (1)/ Shares		Market Value ($ Thousands)

Cambodia — 0.3%
CAMGSM PIK
12.756%, 05/25/11		2,550	$2,550

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (E)		221	119

Indonesia — 0.4%
Star Energy
19.000%, 01/13/10		4,200	4,200

Nigeria — 0.3%
Oando
13.900%, 02/23/10	NGN	229,710	1,482
13.900%, 03/02/10	NGN	229,710	1,482

			2,964

Russia — 0.2%
Snegri Overseas
10.500%, 04/21/10		2,560	2,022

Singapore — 0.3%
Morton Bay Senior
6.243%, 12/30/09		3,054	3,054

Turkey — 0.3%
Cukurova, Ser B
8.493%, 05/01/12		3,361	2,772

Total Loan Participations (Cost $21,601) ($ Thousands)			19,255

AFFILIATED PARTNERSHIP — 1.6%
SEI Liquidity Fund, L.P.
0.320%**† (I)		15,626,807	15,340

Total Affiliated Partnership (Cost $15,627) ($ Thousands)			15,340

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS (J) — 0.3%

United States — 0.3%
Deposits with Merrill Lynch as Collateral for Swap Contract Outstanding		800	800
Deposits with Merrill Lynch as Collateral for Swap Contract Outstanding	NGN	285,300	1,924

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $3,217) ($ Thousands)			2,724

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	103

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

November 30, 2009

Description	Face Amount (Thousands) (1)	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.5%

India — 0.5%
FirstSource Solutions
6.030%, 12/04/12 (E)	2,300	$2,097
Reliance Communications
0.000%, 03/01/12 (E)	200	200
Suzlon Energy
2.438%, 07/25/14	500	455
1.271%, 06/12/12	2,484	2,373

Total Convertible Bonds (Cost $4,973) ($ Thousands)		5,125

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires 10/27/11* (H)	136	—
Teorema Holding B, Expires 10/27/11* (H)	272	—

Total Warrants (Cost $47) ($ Thousands)		—

Total Investments — 98.2% (Cost $861,109) ($ Thousands)		$935,343

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Long Treasury Bond	10	Mar-2010	$22

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2009, is as follows:

Maturity Date	Currency Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/2/09	BRL	17,340	USD	9,843	$(84)
12/2/09	USD	9,895	BRL	17,340	32
12/8/09-12/18/09	USD	6,806	KRW	8,013,170	92
12/10/09-12/14/09	USD	4,390	RUB	126,654	(65)
12/18/09	JPY	563,141	USD	6,288	(250)
12/18/09	USD	4,400	INR	202,708	(46)
12/18/09-12/21/09	EUR	16,862	USD	25,156	(156)
12/21/09	USD	1,075	EUR	715	(2)
1/11/10	TRY	5,093	USD	3,398	91
1/11/10	USD	3,414	TRY	5,093	(108)
1/19/10	USD	2,217	PLN	6,097	(21)
1/29/10	USD	2,203	HUF	395,664	(53)

					$(570)

A summary of outstanding swap agreements help by the Fund at November 30, 2009, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Depreciation ($ Thousands)
Merrill Lynch	Solar Gardens Ltd. Term Loan Credit Facility‡	Cash Deposit Of Notional Amount	Price Return	12/30/09	NGN	285,300	$(43)
Merrill Lynch	Zaporozh Term Loan, 9.784%, 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10		800	(144)

							$(187)

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($ Thousands)
Credit Suisse	Republic of Kazakhstan	Sell	14.25%	02/20/10		$(900)	$63

Percentages are based on a Net Assets of $952,187 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	This swap was fair valued on November 30, 2009.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Step Bonds — The rate reported is the effective yield on November 30, 2009. The coupon on a step bond changes on a specified date.
(C)	Security in default on interest payments.

(D)	Variable Rate Security — The rate reported is the rate in effect as of November 30, 2009. The date reported is final maturity date.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at November 30, 2009 (see Note 11). The total value of securities on loan at November 30, 2009 was $14,924 ($ Thousands).

(G)	Security considered illiquid. The total value of such securities as of November 30, 2009 was $19,285 ($ Thousands) and represents 2.0% of Net Assets.

(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of trustees. The total market value of such securities as of November 30, 2009 was $20,043 and represented 2.1% of Net Assets.

104	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Description
(I)	This security was purchased with cash collateral held from the securities on loan. The total value of such securities as of November 30, 2009 was $15,340 ($ Thousands).

(J)	Cash on loan to swap counterparty as collateral for outstanding swap contracts.

AED — United Arab Emirates Dirham

BRL — Brazilian Real

COP — Colombian Peso

CV — Convertible Security

EUR — Euro

HUF — Hungary Forint

IDR — Indonesia Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — South Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

NGN — Nigerian Naira

PIK — Payment-in-Kind

PLN — Polish Zloty

RUB — Russian New Ruble

Ser — Series

TRY — New Turkish Lira

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$892,899	$—	$892,899
Loan Participations	—	—	19,255	19,255
Affiliated Partnership	15,340	—	—	15,340
Deposit with Counterparty as Collateral for Swap Contracts	—	2,724	—	2,724
Convertible Bonds	—	5,125	—	5,125

Total Investments in Securities	$15,340	$900,748	$19,255	$935,343

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$22	$—	$—	$22
Forwards	—	(570)	—	(570)
Credit Default Swaps	—	54	—	54
Total Return Swaps	—	—	(187)	(187)

Total Other Financial Instruments	$22	$(516)	$(187)	$(681)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Total Return Swaps
Beginning balance as of June 1, 2009	$11,161	$(975)
Accrued discounts/premiums	13	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	1,450	855
Net purchases/sales	6,631	(67)
Net transfer in and/or out of Level 3	—	—

Ending balance as of November 30, 2009	$19,255	$(187)

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$1,450	$855

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	105

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

November 30, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.2%
U.S. Treasury Inflation-Protected Securities
3.500%, 01/15/11	$5,875	$7,617
3.375%, 01/15/12	11,683	15,299
2.000%, 04/15/12	24,796	27,776
3.000%, 07/15/12	27,088	35,269
0.625%, 04/15/13	19,995	20,900
1.875%, 07/15/13	36,745	45,942
2.000%, 01/15/14	41,649	52,077
1.250%, 04/15/14	21,225	22,665
2.000%, 07/15/14	29,611	36,495

Total U.S. Treasury Obligations (Cost $250,946) ($ Thousands)		264,040

Total Investments — 98.2% (Cost $250,946) ($ Thousands)		$264,040

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contract Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(161)	Apr-2010	$(68)

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages	are based on a Net Assets of $268,902 ($ Thousands)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$264,040	$—	$264,040

Total Investments in Securities	$—	$264,040	$—	$264,040

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(68)	$—	$—	$(68)

Total Other Financial Instruments	$(68)	$—	$—	$(68)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

106	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

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Statements of Assets and Liabilities ($ Thousands) (unaudited)

November 30, 2009

	Large Cap Fund		Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
ASSETS:
Investments, at value†	$876,355	*	$295,367	$6,183,826	*
Affiliated investment, at value††	119,896		59,302	1,921,734
Cash	4		—	—
Foreign currency, at value†††	—		8	—
Receivable for fund shares sold	69,581		168	7,885
Receivable for investment securities sold	6,428		3,027	—
Dividends and interest receivable	1,935		644	15,679
Receivable for variation margin	112		324	49,719
Foreign tax reclaim receivable	—		—	—
Unrealized gain on foreign spot currency contracts	—		—	—
Unrealized gain on forward foreign currency contracts	—		—	—
Prepaid expenses	10		5	90
Total Assets	1,074,321		358,845	8,178,933
LIABILITIES:
Payable upon return on securities loaned	98,068		—	856,147
Payable for investment securities purchased	5,772		2,902	—
Payable for fund shares redeemed	15,344		161	56,076
Swap contracts, at value††††	—		—	—
Payable for variation margin	15		—	43,852
Unrealized loss on foreign spot currency contracts	—		—	—
Unrealized loss on forward foreign currency contracts	—		—	—
Investment advisory fees payable	176		85	999
CCO fees payable	1		1	13
Trustees fees payable	1		—	2
Accrued expense payable	31		20	343
Total Liabilities	119,408		3,169	957,432
Net Assets	$954,913		$355,676	$7,221,501
† Cost of investments	$753,983		$262,898	$5,246,130
†† Cost of affiliated investments	120,663		74,111	2,190,936
††† Cost of foreign currency	—		9	—
†††† Premiums received	—		—	—
* Includes market value of securities on loan	96,118		—	838,520
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$981,950		$530,321	$9,431,468
Undistributed net investment income	2,731		954	27,574
Accumulated net realized gain (loss) on investments, futures, swap contracts and foreign currency	(152,565)		(198,155)	(2,992,332)
Net unrealized appreciation on investments	121,605		17,660	668,494
Net unrealized appreciation on futures contracts	1,192		4,897	86,297
Net unrealized depreciation on swap contracts	—		—	—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		(1)	—
Net Assets	$954,913		$355,676	$7,221,501
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.88		$7.65	$8.85
	($954,912,786 ÷ 64,175,188 shares	)	($355,676,075 ÷ 46,502,594 shares )	($7,221,500,911 ÷ 816,395,239 shares	)
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

108	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund		International Equity Fund

$494,280	*	$1,174,884	*	$2,053,902	*	$279,186		$707,310 *
69,004		235,201		347,514		10,718		52,296
—		16		175		—		15,033
—		50		60		—		2,182
231		341		6,592		332		549
5,635		1,671		3,199		42		28,503
1,249		1,825		2,940		608		2,131
25		253		253		11		—
—		—		—		—		1,154
—		—		—		—		12
—		—		—		—		228
6		15		27		4		10
570,430		1,414,256		2,414,662		290,901		809,408

63,613		201,493		306,892		—		34,393
—		3,264		6,143		461		8,367
6,519		2,022		12,926		376		15,828
—		—		—		—		197
—		—		—		—		150
—		—		2		—		28
—		—		—		—		65
16		520		834		81		193
1		2		4		1		1
—		1		1		—		—
25		58		103		20		67
70,174		207,360		326,905		939		59,289
$500,256		$1,206,896		$2,087,757		$289,962		$750,119
$407,875		$1,097,044		$1,854,436		$239,872		$618,776
69,822		241,364		355,008		10,718		53,168
—		49		60		—		2,182
—		—		—		—		—
62,407		150,257		239,050		—		31,767

$453,606		$1,666,395		$2,673,590		$243,424		$1,159,290
2,483		2,213		1,237		1,058		9,842
(41,812)		(533,758)		(779,517)		6,039		(506,600)
85,587		71,677		191,972		39,314		87,662
392		369		472		127		269
—		—		—		—		(197)
—		—		3		—		(147)
$500,256		$1,206,896		$2,087,757		$289,962		$750,119
$94.17		$9.47		$9.37		$10.94		$7.08
($500,255,568 ÷ 5,312,436 shares	)	($1,206,896,023 ÷ 127,474,196 shares	)	($2,087,757,216 ÷ 222,756,969 shares	)	($289,961,999 ÷ 26,499,808 shares	)	($750,118,898 ÷ 106,010,726 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	109

Statements of Assets and Liabilities ($ Thousands) (unaudited)

November 30, 2009

	World Equity Ex-US Fund		Screened World Equity Ex-US Fund		Enhanced LIBOR Opportunity Fund
ASSETS:
Investments, at value†	$3,263,956	*	$72,408		$84,261
Affiliated investment, at value††	231,381		1,099		67,940
Repurchase agreements	—		—		4,000
Cash	44,174		431		—
Foreign currency, at value†††	18,925		355		—
Cash held as collateral for forward foreign currency contracts, future contracts and swap contracts	—		—		200
Margin call	—		—		—
Receivable for fund shares sold	17,396		252		11
Receivable for investment securities sold	34,395		345		7,241
Dividends and interest receivable	7,903		145		418
Receivable for variation margin	1,113		21		—
Foreign tax reclaim receivable	1,830		39		1
Unrealized gain on foreign spot currency contracts	25		—		—
Unrealized gain on forward foreign currency contracts	—		—		—
Swap contracts, at value††††	617		—		—
Reimbursement of investment advisory fees	—		—		—
Prepaid expenses	42		1		2
Total Assets	3,621,757		75,096		164,074
LIABILITIES:
Payable upon return on securities loaned	164,829		—		—
Payable for loss on securities lending	—		—		—
Payable for investment securities purchased	33,850		465		4,533
Payable for fund shares redeemed	18,356		78		8,540
Income distribution payable	—		—		—
Swap contracts, at value††††	81		—		—
Options written, at value†††††	—		—		—
Swaptions written, at value††††††	—		—		—
Payable to custodian	—		—		134
Payable for variation margin	621		13		14
Overdraft of foreign currency, at value†††	—		—		—
Unrealized loss on foreign spot currency contracts	19		—		—
Unrealized loss on forward foreign currency contracts	262		—		—
Investment advisory fees payable	1,122		26		49
CCO fees payable	6		—		—
Trustees fees payable	1		—		—
Accrued expense payable	238		73		17
Accrued foreign capital gains tax on appreciated securities	1,328		—		—
Total Liabilities	220,713		655		13,287
Net Assets	$3,401,044		$74,441		$150,787
† Cost of investments and repurchase agreements	$2,809,017		$66,035		$96,542
†† Cost of affiliated investments	233,540		1,099		99,758
††† Cost of foreign currency	18,910		354		—
†††† Premiums received	—		—		—
††††† Premiums received	—		—		—
†††††† Premiums received	—		—		—
* Includes market value of securities on loan	154,501		—		—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$4,082,390		$95,968		$205,262
Undistributed net investment income	53,673		868		1,035
Accumulated net realized loss on investments, options contracts, swaptions, futures, swap contracts and foreign currency	(1,189,009)		(28,799)		(15,386)
Net unrealized appreciation (depreciation) on investments and option contracts	452,780		6,373		(40,099)
Net unrealized appreciation (depreciation) on futures contracts	1,946		24		(25)
Net unrealized appreciation (depreciation) on swap contracts	536		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	56		7		—
Accumulated foreign capital gains tax on appreciated securities	(1,328)		—		—
Net Assets	$3,401,044		$74,441		$150,787
Net Asset Value, Offering and Redemption Price Per Share — Class A	$9.89		$7.62		$7.49
	($3,401,043,659 ÷ 343,755,820 shares	)	($74,441,101 ÷ 9,767,607 shares	)	($150,786,830 ÷ 20,144,116 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

110	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Core Fixed Income Fund	High Yield Bond Fund		Long Duration Fund	Emerging Markets Debt Fund	Real Return Fund

$5,428,684 *	$1,428,342	*	$2,083,729	$920,003 *	$264,040
754,240	15,775		73,764	15,340	—
—	—		—	—	—
—	—		7	19,492	1,938
510	—		—	—	—
44,411	—		—	1,863	—
—	1,000		960	—	—
142,520	12,424		—	8,506	1,917
200,296	19,268		—	584	—
39,466	27,897		25,116	16,544	1,696
782	—		268	1	18,842
193	23		58	—	—
—	—		—	—	—
—	—		—	215	—
19,196	909		—	63	—
—	—		—	—	—
67	19		24	9	4
6,630,365	1,505,657		2,183,926	982,620	288,437

657,743	4		—	15,627	—
—	1,911		—	—	—
406,514	35,711		5,000	7,159	—
53,891	17,172		—	4,557	561
1,710	552		—	—	—
59,300	—		851	187	—
340	—		—	—	—
1,042	—		—	—	—
1,739	1,193		—	—	—
670	—		1	—	18,880
—	—		—	1,635	—
—	—		—	—	—
—	—		—	785	—
622	384		311	412	74
10	3		4	2	1
—	—		1	—	—
322	118		85	69	19
—	—		—	—	—
1,183,903	57,048		6,253	30,433	19,535
$5,446,462	$1,448,609		$2,177,673	$952,187	$268,902
$5,490,893	$1,417,496		$1,935,783	$845,482	$250,946
765,209	15,775		73,764	15,627	—
509	—		—	(1,643)	—
(20,478)	1,046		(211)	—	—
(233)	—		—	—	—
(984)	—		—	—	—
495,935	5		—	14,924	—

$5,549,564	$1,639,534		$2,069,738	$959,167	$251,810
7,807	3,246		595	9,356	5,236
(17,407)	(204,880)		(45,851)	(89,959)	(1,170)
(73,343)	10,846		147,946	74,234	13,094
(533)	—		5,885	22	(68)
(19,626)	(137)		(640)	(124)	—
—	—		—	(509)	—
—	—		—	—	—
$5,446,462	$1,448,609		$2,177,673	$952,187	$268,902
$10.15	$8.48		$8.62	$10.52	$10.60
($5,446,462,115 ÷ 536,811,705 shares )	($1,448,608,710 ÷ 170,863,947 shares	)	($2,177,673,138 ÷ 252,593,778 shares )	($952,186,528 ÷ 90,469,967 shares )	($268,901,833 ÷ 25,358,141 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	111

Statements of Operations ($ Thousands) (unaudited)

For the six month period ended November 30, 2009

	Large Cap Fund	Large Cap Diversified Alpha Fund	Large Cap Disciplined Equity Fund
Investment Income
Dividends	$7,159	$2,840	$68,809
Dividends from Affiliated Registered Investment Company(1)	21	12	202
Interest Income	6	10	177
Security Lending Income — Net	196	—	1,444
Less: Foreign Taxes Withheld	(5)	(2)	—
	7,377	2,860	70,632
Expenses:
Investment Advisory Fees	1,479	699	13,448
Administration Fees	185	87	1,681
Trustee Fees	6	3	63
Chief Compliance Officer Fees	2	1	18
Custodian/Wire Agent Fees	16	11	194
Professional Fees	15	8	151
Printing Fees	6	3	61
Registration Fees	9	1	23
Overdraft Fees	—	—	—
Other Expenses	12	11	88
Total Expenses	1,730	824	15,727
Less:
Waiver of Investment Advisory Fees	(583)	(188)	(7,826)
Waiver of Administration Fees	(185)	(87)	(1,681)
Fees Paid Indirectly(1)	(13)	—	(1)
Net Expenses	949	549	6,219
Net Investment Income	6,428	2,311	64,413
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	8,856	3,420	103,287
Affiliated Investments	—	—	(11,153)
Futures Contracts	3,782	18,092	315,775
Swap Contracts	—	—	—
Foreign Currency Transactions	—	—	(788)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	112,405	44,654	831,207
Affiliated Investments	(321)	3,560	73,143
Futures Contracts	(327)	(6,462)	(118,906)
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	802
Net Increase in Net Assets Resulting from Operations	$130,823	$65,575	$1,257,780

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

112	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Large Cap Index Fund	Small Cap Fund	Small/Mid Cap Fund	U.S. Managed Volatility Fund	International Equity Fund

$5,389	$7,881	$13,259	$3,453	$7,380
7	40	60	9	11
1	407	539	1	438
242	386	456	—	547
—	(8)	(7)	(18)	(437)
5,639	8,706	14,307	3,445	7,939

380	3,691	6,475	864	1,880
112	284	498	66	186
4	10	18	2	7
1	3	5	1	2
12	32	55	8	155
10	25	45	6	17
4	10	18	2	7
3	3	7	2	2
—	—	—	—	5
12	26	35	5	55
538	4,084	7,156	956	2,316

(292)	(731)	(1,676)	(425)	(674)
(112)	(284)	(498)	(66)	(186)
—	(43)	(80)	—	(9)
134	3,026	4,902	465	1,447
5,505	5,680	9,405	2,980	6,492

(10,576)	32,003	15,225	7,653	20,380
—	—	—	—	—
2,045	9,188	9,866	1,397	3,443
—	—	—	—	13,616
—	(9)	(100)	—	1,141

88,267	147,792	323,230	26,700	75,765
(45)	80	(167)	—	155
(685)	(3,824)	(332)	(395)	(661)
—	—	—	—	(6,331)
—	(1)	2	—	(1,458)
$84,511	$190,909	$357,129	$38,335	$112,542

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	113

Statements of Operations ($ Thousands) (unaudited)

For the six month period ended November 30, 2009

	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	Enhanced LIBOR Opportunities Fund
Investment Income
Dividends	$32,412	$669	$—
Dividends from Affiliated Registered Investment Company(1)	51	1	11
Interest Income	1,201	6	2,344
Security Lending Income — Net	1,782	—	—
Less: Foreign Taxes Withheld	(2,776)	(53)	—
	32,670	623	2,355
Expenses:
Investment Advisory Fees	8,586	201	372
Administration Fees	781	15	41
Trustee Fees	28	1	2
Chief Compliance Officer Fees	8	—	—
Custodian/Wire Agent Fees	416	91	5
Professional Fees	68	1	4
Printing Fees	28	1	2
Registration Fees	8	—	—
Overdraft Fees	34	2	—
Other Expenses	106	30	23
Total Expenses	10,063	342	449
Less:
Waiver of Investment Advisory Fees	(2,230)	(79)	(67)
Waiver of Administration Fees	(781)	(15)	(41)
Fees Paid Indirectly(1)	(27)	—	—
Net Expenses	7,025	248	341
Net Investment Income	25,645	375	2,014
Net Realized and Unrealized Gain (Loss) on Investments:
Investments	93,436	79	(6,263)
Affiliated Investments	—	—	(2,304)
Futures Contracts	25,016	336	(265)
Written Options	—	—	—
Written Swaptions	—	—	—
Swap Contracts	17,126	—	—
Foreign Currency Transactions	4,719	(132)	(77)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	359,589	9,823	11,994
Affiliated Investments	484	—	8,035
Futures Contracts	(6,804)	(176)	(4)
Written Options	—	—	—
Written Swaptions	—	—	—
Swap Contracts	(9,017)	—	—
Foreign Capital Gains Tax	(630)	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(7,130)	(7)	79
Net Increase in Net Assets Resulting from Operations	$502,434	$10,298	$13,209

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

114	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Core Fixed Income Fund	High Yield Bond Fund	Long Duration Fund	Emerging Markets Debt Fund	Real Return Fund

$24	$438	$—	$—	$—
197	35	50	—	1
131,221	72,883	52,379	44,020	6,060
579	182	—	26	—
(8)	—	—	—	—
132,013	73,538	52,429	44,046	6,061

7,414	3,410	2,701	4,011	930
1,236	350	450	236	66
48	13	16	9	3
14	4	5	3	1
157	40	43	45	7
115	31	39	22	6
45	12	16	9	2
19	2	26	2	1
—	—	—	9	2
119	100	37	47	9
9,167	3,962	3,333	4,393	1,027

(4,472)	(1,164)	(1,081)	(1,555)	(481)
(1,236)	(350)	(450)	(236)	(66)
—	—	—	—	—
3,459	2,448	1,802	2,602	480
128,554	71,090	50,627	41,444	5,581

35,524	29,305	(1,317)	16,593	5,204
—	(1,910)	—	—	—
7,636	—	2,485	242	(332)
2,863	—	—	—	—
10	—	—	—	—
(483)	56	1	526	—
(1,183)	—	—	(54)	36

323,391	232,223	159,830	99,468	2,222
(913)	3,358	—	(4)	—
256	—	16,043	(12)	(68)
(317)	—	—	—	—
(58)	—	—	—	—
(3,001)	(137)	35	996	—
—	—	—	—	—
403	—	—	(305)	—
$492,682	$333,985	$227,704	$158,894	$12,643

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	115

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2009 (Unaudited) and the year ended May 31, 2009

	Large Cap Fund		Large Cap Diversified Alpha Fund
	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09
Operations:
Net Investment Income	$6,428	$7,363	$2,311	$5,503
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	12,638	(62,797)	21,512	(186,360)
Net Realized Loss on Foreign Currency Transactions	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Future Contracts	111,757	(40,243)	41,752	(48,205)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—	—	(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	130,823	(95,677)	65,575	(229,063)
Dividends and Distributions From:
Net Investment Income:
Class A	(5,283)	(6,781)	(1,357)	(772)
Net Realized Gains:
Class A	—	—	—	—
Return of Capital:
Class A	—	—	—	(2,889)
Total Dividends and Distributions	(5,283)	(6,781)	(1,357)	(3,661)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	366,429	331,341	23,611	188,769
Reinvestment of Dividends & Distributions	4,912	6,761	1,132	3,328
Cost of Shares Redeemed	(68,389)	(70,379)	(64,287)	(180,732)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	302,952	267,723	(39,544)	11,365
Net Increase (Decrease) in Net Assets	428,492	165,265	24,674	(221,359)
Net Assets:
Beginning of Period	526,421	361,156	331,002	552,361
End of Period	$954,913	$526,421	$355,676	$331,002
Undistributed Net Investment Income Included in Net Assets at Period End	$2,731	$1,586	$954	$—
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfers of securities (see Note 10).

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

116	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Large Cap Disciplined Equity Fund		Large Cap Index Fund		Small Cap Fund
6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09

$64,413	$126,794	$5,505	$8,446	$5,680	$14,533
407,909	(2,910,132)	(8,531)	(29,441)	41,191	(472,584)
(788)	(1,882)	—	—	(9)	(114)
785,444	(668,153)	87,537	(109,708)	144,048	(139,527)
802	(451)	—	—	(1)	10
1,257,780	(3,453,824)	84,511	(130,703)	190,909	(597,682)

(37,056)	(10,906)	(4,372)	(8,380)	(4,385)	(23,822)

—	—	—	(620)	—	—

—	(79,835)	—	—	—	—
(37,056)	(90,741)	(4,372)	(9,000)	(4,385)	(23,822)

686,180 (2)	2,154,108 (2)	100,137	156,678	111,756	174,015
36,003	89,812	4,223	8,560	4,004	22,561
(764,525)	(1,423,578)	(38,135)	(58,516)	(81,248)	(408,912)
(42,342)	820,342	66,225	106,722	34,512	(212,336)
1,178,382	(2,724,223)	146,364	(32,981)	221,036	(833,840)

6,043,119	8,767,342	353,892	386,873	985,860	1,819,700
$7,221,501	$6,043,119	$500,256	$353,892	$1,206,896	$985,860
$27,574	$217	$2,483	$1,350	$2,213	$918

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	117

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2009 (Unaudited) and the Year ended May 31, 2009

	Small/Mid Cap Equity Fund		U.S. Managed Volatility Fund(3)
	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09
Operations:
Net Investment Income	$9,405	$24,678	$2,980	$1,288
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts and Swap Contracts	25,091	(654,891)	9,050	(3,011)
Net Realized Gain (Loss) on Foreign Currency Transactions	(100)	(404)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Future Contracts and Swap Contracts	322,731	(220,379)	26,305	13,136
Net Change in Unrealized Depreciation on Foreign Cap Gains Tax	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	2	9	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	357,129	(850,987)	38,335	11,413
Dividends and Distributions From:
Net Investment Income:
Class A	(15,630)	(27,726)	(2,655)	(555)
Net Realized Gains:
Class A	—	—	—	—
Return of Capital:
Class A	—	—	—	—
Total Dividends and Distributions	(15,630)	(27,726)	(2,655)	(555)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	270,357	556,902	29,229	232,207
Reinvestment of Dividends & Distributions	15,192	27,474	2,655	555
Cost of Shares Redeemed	(264,115)	(353,895)	(15,462)	(5,760)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	21,434	230,481	16,422	227,002
Net Increase (Decrease) in Net Assets	362,933	(648,232)	52,102	237,860
Net Assets:
Beginning of Period	1,724,824	2,373,056	237,860	—
End of Period	$2,087,757	$1,724,824	$289,962	$237,860
Undistributed Net Investment Income Included in Net Assets at Period End	$1,237	$7,462	$1,058	$733
(1)	See Note 6 in the Notes to Financial Statements for additional information.
(2)	Includes subscriptions as a result of an in-kind transfers of securities (see Note 10).
(3)	Commenced operations on December 30, 2008.
(4)	Commenced operations on June 30, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

118	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

International Equity Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund(4)		Enhanced LIBOR Opportunities Fund
6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09

$6,492	$26,627	$25,645	$73,495	$375	$1,211	$2,014	$5,626
37,439	(529,662)	135,578	(1,232,642)	415	(29,065)	(8,832)	(13,555)
1,141	(19,516)	4,719	(43,428)	(132)	(174)	(77)	(1,934)
68,928	(158,270)	344,252	(190,170)	9,647	(3,250)	20,025	(43,748)
—	—	(630)	(343)	—	—	—	—
(1,458)	2,112	(7,130)	7,784	(7)	14	79	235
112,542	(678,709)	502,434	(1,385,304)	10,298	(31,264)	13,209	(53,376)

—	(10,879)	—	—	—	(561)	(983)	(3,100)

—	(2,062)	—	—	—	—	—	—

—	—	—	—	—	—	—	(929)
—	(12,941)	—	—	—	(561)	(983)	(4,029)

59,083	315,996	491,550	1,523,949	16,592	97,244	3,111	30,159
—	12,425	—	—	—	507	347	3,943
(126,382)	(384,857)	(314,697)	(718,008)	(4,556)	(13,819)	(30,010)	(55,964)
(67,299)	(56,436)	176,853	805,941	12,036	83,932	(26,552)	(21,862)
45,243	(748,086)	679,287	(579,363)	22,334	52,107	(14,326)	(79,267)

704,876	1,452,962	2,721,757	3,301,120	52,107	—	165,113	244,380
$750,119	$704,876	$3,401,044	$2,721,757	$74,441	$52,107	$150,787	$165,113
$9,842	$3,350	$53,673	$28,028	$868	$493	$1,035	$4

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	119

Statements of Changes in Net Assets ($ Thousands)

For the period ended November 30, 2009 (Unaudited) and the year ended May 31, 2009

	Core Fixed Income Fund		High Yield Bond Fund
	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09
Operations:
Net Investment Income	$128,554	$296,773	$71,090	$132,188
Net Realized Gain (Loss) from Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts and Swap Contracts	45,550	(53,563)	27,451	(185,593)
Net Realized Gain (Loss) on Foreign Currency Transactions	(1,183)	12,443	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Written Options, Written Swaptions, Futures Contracts and Swap Contracts	319,358	(215,205)	235,444	(139,297)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	403	(1,392)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	492,682	39,056	333,985	(192,702)
Dividends and Distributions From:
Net Investment Income:
Class A	(129,784)	(298,149)	(69,743)	(125,601)
Net Realized Gains:
Class A	—	(90,124)	—	(10,261)
Return of Capital:
Class A	—	—	—	—
Total Dividends and Distributions	(129,784)	(388,273)	(69,743)	(135,862)
Capital Share Transactions:(1)
Class A:
Proceeds from Shares Issued	1,265,366	1,885,234	198,654	340,771
Reinvestment of Dividends & Distributions	116,879	374,113	65,879	133,130
Cost of Shares Redeemed	(839,274)	(3,518,985)	(319,437)	(305,925)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	542,971	(1,259,638)	(54,904)	167,976
Net Increase (Decrease) in Net Assets	905,869	(1,608,855)	209,338	(160,588)
Net Assets:
Beginning of Period	4,540,593	6,149,448	1,239,271	1,399,859
End of Period	$5,446,462	$4,540,593	$1,448,609	$1,239,271
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$7,807	$(9,037)	$3,246	$367
(1)	See Note 6 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

120	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Long Duration Fund		Emerging Markets Debt Fund		Real Return Fund
6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09	6/1/09 to 11/30/09	6/1/08 to 5/31/09

$50,627	$22,752	$41,444	$81,032	$5,581	$6,064
1,169	(38,634)	17,361	(96,832)	4,872	(4,440)
—	—	(54)	(11,390)	36	3,101
175,908	(6,593)	100,448	(24,829)	2,154	(5,506)
—	—	(305)	756	—	(610)
227,704	(22,475)	158,894	(51,263)	12,643	(1,391)

(50,014)	(24,618)	(39,676)	(76,229)	—	(19,450)

—	—	—	—	—	(63)

—	—	—	—	—	(1,496)
(50,014)	(24,618)	(39,676)	(76,229)	—	(21,009)

509,907	1,468,293	96,810	238,272	43,612	70,945
49,915	24,542	37,782	74,453	—	20,190
(48,886)	(72,449)	(202,849)	(346,498)	(47,830)	(170,387)
510,936	1,420,386	(68,257)	(33,773)	(4,218)	(79,252)
688,626	1,373,293	50,961	(161,265)	8,425	(101,652)

1,489,047	115,754	901,226	1,062,491	260,477	362,129
$2,177,673	$1,489,047	$952,187	$901,226	$268,902	$260,477
$595	$(18)	$9,356	$7,588	$5,236	$(345)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	121

Financial Highlights

For the period ended November 30, 2009 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2009@	$12.55	$0.12	$2.31	$2.43	$(0.10)		$—	$(0.10)	$14.88	19.51%	$954,913	0.25%		0.26%		0.47%	1.74%	38%
2009	18.75	0.28	(6.22)	(5.94)	(0.26)		—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48	2.16	81
2008	20.31	0.32	(1.52)	(1.20)	(0.36)		—	(0.36)	18.75	(5.95)	361,156	0.26		0.26		0.47	1.66	57
2007	16.93	0.28	3.40	3.68	(0.30)		—	(0.30)	20.31	21.97	693,994	0.26		0.26		0.46	1.57	47
2006	15.53	0.24	1.44	1.68	(0.28)		—	(0.28)	16.93	10.87	801,217	0.25		0.26		0.48	1.47	103
2005	14.47	0.25	1.05	1.30	(0.24)		—	(0.24)	15.53	9.02	1,751,751	0.26		0.26		0.47	1.67	43
Large Cap Diversified Alpha Fund
Class A
2009@	$6.35	$0.05	$1.28	$1.33	$(0.03)		$—	$(0.03)	$7.65	20.95%	$355,676	0.31%		0.31%		0.47%	1.32%	53%
2009	10.23	0.10	(3.91)	(3.81)	(0.07	)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64	1.41	132
2008	11.94	0.13	(1.15)	(1.02)	(0.17)		(0.52)	(0.69)	10.23	(8.80)	552,361	0.64	*	0.64	*	0.79	1.17	77
2007	9.94	0.19	2.04	2.23	(0.16)		(0.07)	(0.23)	11.94	22.64	453,954	0.62	*	0.62	*	0.74	1.77	132
2006(1)	10.00	0.04	(0.09)	(0.05)	(0.01)		—	(0.01)	9.94	(0.49)	139,046	0.45	*	0.45	*	0.66	1.70	47
Large Cap Disciplined Equity Fund
Class A
2009@	$7.36	$0.08	$1.45	$1.53	$(0.04)		$—	$(0.04)	$8.85	20.91%	$7,221,501	0.19%		0.19%		0.47%	1.92%	52%
2009	12.07	0.16	(4.75)	(4.59)	(0.12	)***	—	(0.12)	7.36	(38.18)	6,043,119	0.19		0.19		0.47	1.97	108
2008	14.38	0.22	(1.54)	(1.32)	(0.25)		(0.74)	(0.99)	12.07	(9.57)	8,767,342	0.19		0.19		0.47	1.70	111
2007††	12.36	0.51	2.27	2.78	(0.30)		(0.46)	(0.76)	14.38	23.15	7,833,212	0.23	(3)	0.23	(3)	0.47 (3)	2.43	135
2006††	12.05	0.26	0.85	1.11	(0.22)		(0.58)	(0.80)	12.36	9.33	4,938,416	0.24		0.24		0.47	2.10	140
2005††	11.18	0.20	0.94	1.14	(0.18)		(0.09)	(0.27)	12.05	10.26	3,531,361	0.31		0.31		0.47	1.69	71
Large Cap Index Fund
Class A
2009@	$78.92	$1.07	$15.03	$16.10	$(0.85)		$—	$(0.85)	$94.17	20.54%	$500,256	0.06%		0.06%		0.24%	2.46%	7%
2009	121.02	2.13	(41.96)	(39.83)	(2.13)		(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25	2.56	18
2008	135.30	2.47	(10.72)	(8.25)	(2.52)		(3.51)	(6.03)	121.02	(6.25)	386,873	0.06		0.06		0.24	1.97	14
2007	113.02	2.29	23.15	25.44	(2.33)		(0.83)	(3.16)	135.30	22.87	416,933	0.06		0.06		0.24	1.88	10
2006	106.24	2.06	7.77	9.83	(1.94)		(1.11)	(3.05)	113.02	9.34	367,084	0.08		0.08		0.24	1.84	20
2005	99.12	1.93	7.20	9.13	(1.82)		(0.19)	(2.01)	106.24	9.29	320,703	0.13		0.13		0.24	1.89	8
Small Cap Fund
Class A
2009@	$7.97	$0.05	$1.48	$1.53	$(0.03)		$—	$(0.03)	$9.47	19.29%	$1,206,896	0.53%		0.54%		0.72%	1.00%	64%
2009	12.42	0.11	(4.37)	(4.26)	(0.19)		—	(0.19)	7.97	(34.27)	985,860	0.52		0.54		0.72	1.26	122
2008	16.44	0.11	(2.26)	(2.15)	(0.12)		(1.75)	(1.87)	12.42	(13.58)	1,819,700	0.52		0.54		0.72	0.80	99
2007	15.52	0.10	2.85	2.95	(0.12)		(1.91)	(2.03)	16.44	20.32	2,136,857	0.52		0.54		0.72	0.67	92
2006	14.27	0.07	2.55	2.62	(0.06)		(1.31)	(1.37)	15.52	18.93	1,951,138	0.52		0.54		0.72	0.44	119
2005	14.70	0.07	1.38	1.45	(0.05)		(1.83)	(1.88)	14.27	9.81	1,610,876	0.54		0.54		0.72	0.46	94

@	For the six-month period ended November 30, 2009. All ratios for the period have been annualized.
*	The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% for the period ended May 31, 2009 and 0.32%, 0.35% and 0.34% for 2008, 2007 and 2006, respectively.
**	Includes a return of capital of $0.05 per share. See Note 8 in Notes to Financial Statements.
***	Includes a return of capital of $0.10 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on February 28, 2006. All ratios for the period have been annualized.
(2)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(3)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.22%, 0.22%, and 0.47%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

122	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Financial Highlights

For the period ended November 30, 2009 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small/Mid Cap Equity Fund
Class A
2009@	$7.85	$0.04	$1.55	$1.59	$(0.07)	$—	$(0.07)	$9.37	20.42%	$2,087,757	0.49%	0.50%	0.72%	0.94%	55%
2009	12.22	0.12	(4.36)	(4.24)	(0.13)	—	(0.13)	7.85	(34.70)	1,724,824	0.48	0.50	0.72	1.40	125
2008	14.95	0.12	(1.91)	(1.79)	(0.12)	(0.82)	(0.94)	12.22	(12.14)	2,373,056	0.49	0.50	0.72	0.97	95
2007††	13.38	0.19	2.57	2.76	(0.13)	(1.06)	(1.19)	14.95	21.60	1,865,746	0.48	0.50	0.72	0.85	104
2006††	11.96	0.09	1.97	2.06	(0.08)	(0.56)	(0.64)	13.38	17.51	1,216,640	0.50	0.53	0.72	0.69	123
2005††	10.70	0.05	1.38	1.43	(0.05)	(0.12)	(0.17)	11.96	13.38	768,897	0.62	0.62	0.72	0.47	98
U.S. Managed Volatility Fund
Class A
2009@	$9.55	$0.12	$1.37	$1.49	$(0.10)	$—	$(0.10)	$10.94	15.76%	$289,962	0.35%	0.35%	0.72%	2.24%	35%
2009(2)	10.00	0.09	(0.51)	(0.42)	(0.03)	—	(0.03)	9.55	(4.16)	237,860	0.35	0.35	0.75	2.31	31
International Equity Fund
Class A
2009@	$6.08	$0.06	$0.94	$1.00	$—	$—	$—	$7.08	16.45%	$750,119	0.39%	0.39%	0.62%	1.74%	67%
2009	11.12	0.21	(5.15)	(4.94)	(0.09)	(0.01)	(0.10)	6.08	(44.32)	704,876	0.39	(9)	0.39	(9)	0.61	(9)	3.03	200
2008	14.27	0.37	(1.05)	(0.68)	(0.44)	(2.03)	(2.47)	11.12	(5.52)	1,452,962	0.40	(8)	0.41	(8)	0.62	(8)	2.99	145
2007	14.05	0.37	3.12	3.49	(0.50)	(2.77)	(3.27)	14.27	28.00	1,790,634	0.50	(5)	0.50	(5)	0.71	(5)	2.69	153
2006	11.15	0.29	3.09	3.38	(0.37)	(0.11)	(0.48)	14.05	30.77	1,656,985	0.36	0.36	0.63	2.30	116
2005	10.06	0.23	1.16	1.39	(0.30)	—	(0.30)	11.15	13.73	1,677,254	0.43	0.43	0.58	2.12	48
World Equity Ex-US Fund
Class A
2009@	$8.39	$0.08	$1.42	$1.50	$—	$—	$—	$9.89	17.88%	$3,401,044	0.45%	0.45%	0.64%	1.64%	61%
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45	(10)	0.45	(10)	0.66	(10)	3.03	171
2008	15.96	0.38	(0.51)	(0.13)	(0.39)	(0.88)	(1.27)	14.56	(1.14)	3,301,120	0.57	0.57	0.67	2.58	153
2007	12.99	0.35	3.47	3.82	(0.33)	(0.52)	(0.85)	15.96	30.29	2,053,014	0.71	(6)	0.71	(6)	0.77	(6)	2.45	154
2006	9.81	0.27	3.01	3.28	(0.09)	(0.01)	(0.10)	12.99	33.52	908,582	0.60	0.61	0.76	2.22	104
2005(4)	10.00	0.07	(0.26)	(0.19)	—	—	—	9.81	(1.90)	234,396	0.60	0.60	0.70	4.35	15
Screened World Equity Ex-US Fund
Class A
2009@	$6.42	$0.04	$1.16	$1.20	$—	$—	$—	$7.62	18.69%	$74,441	0.80%	0.80%	1.11%	1.21%	58%
2009(1)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80	0.80	1.10	2.38	101
Enhanced LIBOR Opportunities Fund
Class A
2009@	$6.95	$0.09	$0.49	$0.58	$(0.04)	$—	$(0.04)	$7.49	8.41%	$150,787	0.41%	0.41%	0.54%	2.43%	13%
2009	9.11	0.22	(2.22)	(2.00)	(0.16	)*	—	(0.16)	6.95	(22.20)	165,113	0.41	0.41	0.54	2.91	27
2008	10.14	0.42	(1.00)	(0.58)	(0.44)	(0.01)	(0.45)	9.11	(5.88)	244,380	0.42	0.42	0.55	4.45	25
2007(7)	10.00	0.27	0.03	0.30	(0.16)	—	(0.16)	10.14	3.02	123,430	0.44	0.44	0.54	5.84	53
Core Fixed Income Fund
Class A
2009@	$9.42	$0.26	$0.73	$0.99	$(0.26)	$—	$(0.26)	$10.15	10.60%	$5,446,462	0.14%	0.14%	0.37%	5.20%	103%
2009	9.95	0.52	(0.38)	0.14	(0.52)	(0.15)	(0.67)	9.42	1.85	4,540,593	0.14	0.14	0.37	5.56	411
2008	9.99	0.54	(0.04)	0.50	(0.54)	—	(0.54)	9.95	5.10	6,149,448	0.14	0.14	0.37	5.35	432
2007	9.84	0.53	0.14	0.67	(0.52)	—	(0.52)	9.99	6.95	5,894,127	0.14	0.14	0.37	5.23	428
2006	10.34	0.47	(0.48)	(0.01)	(0.48)	(0.01)	(0.49)	9.84	(0.09)	4,646,403	0.14	0.14	0.37	4.62	545
2005	10.19	0.41	0.27	0.68	(0.42)	(0.11)	(0.53)	10.34	6.77	4,265,249	0.15	0.15	0.37	3.94	615

@	For the six-month period ended November 30, 2009. All ratios for the period have been annualized.
*	Includes a return of capital of $0.04 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
††	Per share amounts have been adjusted for a 10 to 1 stock split paid to shareholders of record on November 16, 2006.
(1)	Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(2)	Commenced operations on December 30, 2008. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(4)	Commenced operations on March 28, 2005. All ratios for the period have been annualized.
(5)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.37%, 0.37%, and 0.59%, respectively.
(6)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.60%, 0.60%, and 0.67%, respectively.
(7)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(8)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.40%, and 0.61%, respectively.
(9)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.39%, 0.39%, and 0.61%, respectively.
(10)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratio would have been 0.45%, 0.45%, and 0.66%, respectively.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	123

Financial Highlights

For the period ended November 30, 2009 (Unaudited) and the years or periods ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(3)	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2009@	$7.00	$0.40	$1.47	$1.87	$(0.39)	$—	$(0.39)	$8.48	27.23%	$1,448,609	0.35%	0.35%	0.57%	10.16%	56%
2009	9.17	0.80	(2.14)	(1.34)	(0.77)	(0.06)	(0.83)	7.00	(13.79)	1,239,271	0.35	0.35	0.56	11.34	79
2008	10.33	0.82	(1.07)	(0.25)	(0.82)	(0.09)	(0.91)	9.17	(2.36)	1,399,859	0.35	0.35	0.55	8.63	59
2007	10.08	0.84	0.30	1.14	(0.84)	(0.05)	(0.89)	10.33	11.81	1,241,924	0.35	0.35	0.56	8.25	98
2006(2)	10.00	0.40	0.08	0.48	(0.40)	—	(0.40)	10.08	4.85	862,371	0.35	0.35	0.57	8.15	58
Long Duration Fund
Class A
2009@	$7.77	$0.23	$0.85	$1.08	$(0.23)	$—	$(0.23)	$8.62	14.02%	$2,177,673	0.20%	0.20%	0.37%	5.62%	68%
2009	8.57	0.39	(0.72)	(0.33)	(0.47)	—	(0.47)	7.77	(3.89)	1,489,047	0.20	0.20	0.39	4.88	95
2008	9.52	0.51	(0.91)	(0.40)	(0.55)	—	(0.55)	8.57	(4.52)	115,754	0.20	0.20	0.39	5.47	58
2007	9.31	0.53	0.18	0.71	(0.50)	—	(0.50)	9.52	7.67	184,616	0.20	0.20	0.38	5.49	97
2006	10.56	0.46	(1.07)	(0.61)	(0.54)	(0.10)	(0.64)	9.31	(6.08)	165,324	0.20	0.20	0.39	4.69	113
2005	9.77	0.42	1.03	1.45	(0.54)	(0.12)	(0.66)	10.56	15.26	76,054	0.20	0.20	0.41	4.05	449
Emerging Markets Debt Fund
Class A
2009@	$9.27	$0.44	$1.24	$1.68	$(0.43)	$—	$(0.43)	$10.52	18.59%	$952,187	0.55%	0.55%	0.93%	8.78%	37%
2009	10.42	0.75	(1.19)	(0.44)	(0.71)	—	(0.71)	9.27	(3.55)	901,226	0.55	0.55	0.94	8.56	78
2008	10.95	0.70	(0.37)	0.33	(0.75)	(0.11)	(0.86)	10.42	3.24	1,062,491	0.55	0.55	0.93	6.65	66
2007	9.97	0.65	1.03	1.68	(0.62)	(0.08)	(0.70)	10.95	17.40	804,036	0.55	0.55	0.94	6.16	89
2006(2)	10.00	0.27	(0.17)	0.10	(0.13)	—	(0.13)	9.97	1.00	479,808	0.55	0.55	0.95	5.43	51
Real Return Fund
Class A
2009@	$10.11	$0.21	$0.28	$0.49	$—	$—	$—	$10.60	4.85%	$268,902	0.36%	0.36%	0.77%	4.20%	122%
2009	10.99	0.21	(0.27)	(0.06)	(0.82)*	—	(0.82)	10.11	(0.17)	260,477	0.36	0.36	0.78	2.01	148
2008	10.10	0.58	0.75	1.33	(0.34)	(0.10)	(0.44)	10.99	13.30	362,129	0.43	0.43	0.77	5.36	47
2007(1)	10.00	0.26	(0.03)	0.23	(0.13)	—	(0.13)	10.10	2.29	221,531	0.44	0.44	0.78	5.67	18

@	For the six-month period ended November 30, 2009. All ratios for the period have been annualized.
*	Includes a return of capital of $0.06 per share. See Note 8 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(1)	Commenced operations on December 14, 2006. All ratios for the period have been annualized.
(2)	Commenced operations on December 5, 2005. All ratios for the period have been annualized.
(3)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

124	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Notes to Financial Statements (Unaudited)

November 30, 2009

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering 16 Funds: Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income, High Yield Bond, Long Duration, Emerging Markets Debt and Real Return Funds (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt Fund. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objectives, policies, and strategies.

On May 13, 2009, the Board of Trustees approved the name and strategy change of the Real Return Plus Fund to the Real Return Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

Financial Accounting Standards Board (“FASB”) has issued FASB ASC105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws were also sources of authoritative GAAP for SEC registrants. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification have become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP was not intended to be changed as a result of the FASB’s Codification project, but it has changed the way the guidance is organized and presented. As a result, these changes have had an impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust implemented the Codification as of November 30, 2009.

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	125

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds that hold international securities also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these funds that hold international securities will value the non-U.S. securities within that fund that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six month period ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six month period ended November 30, 2009, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — A Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in

126	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements — The Large Cap Diversified Alpha, Large Cap Disciplined Equity, International Equity, World Equity Ex-US, Screened World Equity Ex-US, Enhanced LIBOR Opportunities and Real Return Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, those Funds use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of November 30, 2009.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Large Cap Disciplined Equity, International Equity, World Equity Ex-US, Enhanced LIBOR Opportunities, Core Fixed Income and Emerging Markets Debt Funds realized gains and losses at the time forward contracts were extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. These funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

Futures Contracts — Each of the Funds, with the exception of the High Yield Bond Fund, utilized futures contracts during the six month period ended November 30, 2009. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

Options/Swaptions Written/Purchased — A Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/ swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	127

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income had options contracts and swaptions contracts as of November 30, 2009, as disclosed in the Fund’s Schedule of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

Securities Sold Short — As consistent with each Fund’s investment objectives, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. That Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, that Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover a Fund’s short positions. At November 30, 2009, none of the Funds held any short positions.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details.

128	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Forward Treasury Commitments — A Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — The Large Cap Disciplined Equity, Large Cap Diversified Alpha, Core Fixed Income, International Equity and World Equity Ex-US Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Diversified Alpha, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, U.S. Managed Volatility, Enhanced LIBOR Opportunities and Emerging Markets Debt Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration and High Yield Bond Funds; and declared and paid at least annually for the International Equity, World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	129

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

Restricted Securities — At November 30, 2009, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, these Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these private placement investments. The acquisition dates of these investments, the enforceable right to acquire these private placement investments, along with the cost and values at November 30, 2009, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Rentech	16,100	4/20/07	4/20/07	$—	$5	0.00%
Scorpio Mining	887	5/5/08	5/5/08	777	781	0.06
Titanium Asset PP	122,200	8/6/07	8/6/07	729	356	0.04
Titanium Asset	122	6/14/07	6/14/07	—	—	0.00
Value Creation	119,600	2/29/08	2/29/08	1,225	12	0.00

				$2,731	$1,154	0.10%

Small/Mid Cap Equity Fund
Rentech	13,800	4/20/07	4/20/07	$—	$5	0.00%
Scorpio Mining	509	5/5/08	5/5/08	499	448	0.02
Titanium Asset PP	122,200	8/6/07	8/6/07	625	306	0.02
Titanium Asset	122	6/14/07	6/14/07	—	—	0.00
Value Creation	85,600	2/29/08	2/29/08	871	9	0.00

				$1,995	$768	0.04%

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

130	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

As of November 30, 2009, the Core Fixed, Long Duration and the Emerging Markets Debt Funds are the buyers (“receiving protection”) on a total notional amount of $82.3 million, $0.0 million and $0.0 million, respectively) and are the sellers (“providing protection”) on a total notional amount of $79.5 million, $1.2 million and $0.9 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the sellers of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Funds are providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$320,340	—	$(47,721,654)	$663,684	$(46,737,630)
Maximum potential amount of future payments	$(7,970,000)	—	$(65,401,399)	$(6,089,958)	$(79,461,357)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-2,000	—	—	$(14,059,958)	$—	—	$(14,059,958)
2,001-4,000	—	—	—	—	$(27,032,499)	$(27,032,499)
4,001-6,000	—	—	—	—	$(22,200,000)	$(22,200,000)
> than 6,000	—	—	—	—	$(16,168,900)	$(16,168,900)
Total	—	—	$(14,059,958)	$—	$(65,401,399)	$(79,461,357)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

LONG DURATION FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	—	$(845,176)	—	$(845,176)
Maximum potential amount of future payments	—	—	$(1,225,000)	—	$(1,225,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
LONG DURATION FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-1,000	—	—	—	—	—	—
1,001-2,000	—	—	—	—	—	—
2,001-3,000	—	—	—	—	—	—
3,001-4000	—	—	—	—	$(1,225,000)	$(1,225,000)
> than 4,000	—	—	—	—	—	—
Total	—	—	—	—	$(1,225,000)	$(1,225,000)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	131

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

EMERGING MARKETS DEBT FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS on an INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	$(62,939)	—	—	$(62,939)
Maximum potential amount of future payments	—	$(900,000)	—	—	$(900,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
EMERGING MARKETS DEBT FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-50	—	—	—	—	—	—
51-100	—	—	—	—	—	—
101-150	$(900,000)	—	—	—	—	$(900,000)
151-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$(900,000)	—	—	—	—	$(900,000)

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of November 30, 2009 was as follows:

	Asset Derivatives			Liability Derivatives
	Six month period ended November 30, 2009 ($ Thousands)			Six month period ended November 30, 2009 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

International Equity
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$—		Unrealized loss on forward foreign currency contracts	$65
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	406	*	Net Assets — Unrealized depreciation on futures contracts	137	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	197	†

Total Derivatives not accounted for as hedging instruments		$406			$399

132	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

	Asset Derivatives			Liability Derivatives
	Six month period ended November 30, 2009 ($ Thousands)			Six month period ended November 30, 2009 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

World Equity Ex-US
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$—		Unrealized loss on forward foreign currency contracts	$262
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	3,117	*	Net Assets — Unrealized depreciation on futures contracts	1,171	*
	Net Assets — Unrealized appreciation on swap contracts	617	†	Net Assets — Unrealized depreciation on swap contracts	81	†

Total Derivatives not accounted for as hedging instruments		$3,734			$1,514

Core Fixed Income
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$4,379	*	Net Assets — Unrealized depreciation on futures contracts	$4,912	*
	Net Assets — Unrealized appreciation on swap contracts	46	†	Net Assets — Unrealized depreciation on swap contracts	2,747	†
	Investments, at value	—		Options written, at value	340
	Investments, at value	—		Swaptions written, at value	1,042
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	3,035	†	Net Assets — Unrealized depreciation on swap contracts	19,960	†

Total Derivatives not accounted for as hedging instruments		$7,460			$29,001

Long Duration
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$5,910	*	Net Assets — Unrealized depreciation on futures contracts	$25	*
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	640	†

Total Derivatives not accounted for as hedging instruments		$5,910			$665

Emerging Markets Debt
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$22	*	Net Assets — Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	215		Unrealized loss on forward foreign currency contracts	785	*
Credit contracts	Net Assets — Unrealized depreciation on swap contracts	63	†	Net Assets — Unrealized depreciation on swap contracts	—
Equity contracts	Net Assets — Unrealized depreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	187	†

Total Derivatives not accounted for as hedging instruments		$300			$972

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.
†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	133

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

The effect of derivative instruments on the Statements of Operations for the six month period ended November 30, 2009.

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap
Foreign exchange contracts	$—	$—	$—	$1	$—	$1
Equity contracts	—	—	9,188	—	—	9,188
Total	$—	$—	$9,188	$1	$—	$9,189
International Equity
Foreign exchange contracts	$—	$—	$—	$2,715	$—	$2,715
Credit contracts	—	—	—	—	645	645
Equity contracts	—	—	3,443	—	12,971	16,414
Total	$—	$—	$3,443	$2,715	$13,616	$19,774
World Equity Ex-US
Interest rate contracts	$—	$—	$(180)	$—	$—	$(180)
Foreign exchange contracts	—	—	—	9,511	—	9,511
Credit contracts	—	—	—	—	860	860
Equity contracts	—	—	25,196	—	16,266	41,462
Total	$—	$—	$25,016	$9,511	$17,126	$51,653
Core Fixed Income
Interest rate contracts	$2,863	$10	$7,932	$—	$—	$10,805
Foreign exchange contracts	—	—	—	(142)	—	(142)
Credit contracts	—	—	—	—	(483)	(483)
Total	$2,863	$10	$7,932	$(142)	$(483)	$10,180
Long Duration
Interest rate contracts	$—	$—	$2,485	$—	$—	$2,485
Credit contracts	—	—	—	—	1	1
Total	$—	$—	$2,485	$—	$1	$2,486
Emerging Markets Debt
Interest rate contracts	$—	$—	$242	$—	$—	$242
Foreign exchange contracts	—	—	—	(4,896)	—	(4,896)
Credit contracts	—	—	—	—	526	526
Total	$—	$—	$242	$(4,896)	$526	$(4,128)

134	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Disciplined Equity
Foreign exchange contracts	$—	$—	$—	$802	$—	$802
Equity contracts	—	—	(118,906)	—	—	(118,906)
Total	$—	$—	$(118,906)	$802	$—	$(118,104)
International Equity
Foreign exchange contracts	$—	$—	$—	$(1,353)	$—	$(1,353)
Credit contracts	—	—	—	—	(689)	(689)
Equity contracts	—	—	(661)	—	(5,642)	(6,303)
Total	$—	$—	$(661)	$(1,353)	$(6,331)	$(8,345)
World Equity Ex-US
Interest rate contracts	$—	$—	$45	$—	$—	$45
Foreign exchange contracts	—	—	—	(6,367)	—	(6,367)
Credit contracts	—	—	—	—	(920)	(920)
Equity contracts	—	—	(6,849)	—	(8,097)	(14,946)
Total	$—	$—	$(6,804)	$(6,367)	$(9,017)	$(22,188)
Enhanced LIBOR Opportunities
Interest rate contracts	$—	$—	$(4)	$—	$—	$(4)
Foreign exchange contracts	—	—	—	79	—	79
Total	$—	$—	$(4)	$79	$—	$75
Core Fixed Income
Interest rate contracts	$(317)	$(58)	$256	$—	$(2,701)	$(2,820)
Foreign exchange contracts	—	—	—	1,040	—	1,040
Credit contracts	—	—	—	—	(300)	(300)
Total	$(317)	$(58)	$256	$1,040	$(3,001)	$(2,080)
Long Duration
Interest rate contracts	$—	$—	$16,043	$—	$—	$16,043
Credit contracts	—	—	—	—	35	35
Total	$—	$—	$16,043	$—	$35	$16,078
Emerging Markets Debt
Interest rate contracts	$—	$—	$(12)	$—	$—	$(12)
Foreign exchange contracts	—	—	—	(434)	—	(434)
Credit contracts	—	—	—	—	553	553
Equity contracts	—	—	—	—	443	443
Total	$—	$—	$(12)	$(434)	$996	$550

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six month period ended November 30, 2009 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	992	$609
Written	4,608	3,707
Expired	(2,783)	(1,711)
Closing buys	(2,295)	(2,372)
Balance at the end of period	522	$233

Written swaptions transactions entered into during the six month period ended November 30, 2009 are summarized as follows:

	Core Fixed Income Fund
	Notional Amount (Thousands)	Premium ($ Thousands)
Balance at the beginning of period	—	$—
Written	48,340	1,014
Expired	(470)	(15)
Closing buys	(470)	(15)
Balance at the end of period	47,400	$984

At November 30, 2009 the Funds had cash and/or securities at least equal to the value of written options.

5. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreements —The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Amended and Restated Administration and Transfer Agency

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	135

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six-month period ended November 30, 2009, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of acquired fund fees expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. The advisory fee and voluntary expense limitations for Class A of each Fund for the six-month period ended November 30, 2009:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund	0.400%	0.260%
Large Cap Diversified Alpha Fund	0.400	0.350
Large Cap Disciplined Equity Fund	0.400	0.220
Large Cap Index Fund	0.170	0.060
Small Cap Fund	0.650	0.540
Small/Mid Cap Equity Fund	0.650	0.500
U.S. Managed Volatility Fund	0.650	0.350
International Equity Fund	0.505	0.390
World Equity Ex-US Fund	0.550	0.450
Screened World Equity Ex-US Fund	0.650	0.800
Enhanced LIBOR Opportunities Fund	0.450	0.440
Core Fixed Income Fund	0.300	0.140
High Yield Bond Fund	0.4875	0.350
Long Duration Fund	0.300	0.200
Emerging Markets Debt Fund	0.850	0.550
Real Return Fund	0.700	0.360

As of November 30, 2009, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Large Cap Fund
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC
Goldman Sachs Asset Management, L.P.
Legg Mason Capital Management, Inc.
LSV Asset Management
Quantitative Management Associates, LLC
Large Cap Diversified Alpha Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, L.P.
Delaware Management Company
INTECH Investment Management, LLC

Investment Sub-Adviser
Legg Mason Capital Management, Inc.
Quantitative Management Associates, LLC
Large Cap Disciplined Equity Fund
Analytic Investors, Inc.
INTECH Investment Management, LLC
Legg Mason Capital Management, Inc.
Massachusetts Financial Services Company
Quantitative Management Associates, LLC
Large Cap Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
AQR Capital Management, LLC
Artisan Partners Limited Partnership
Janus Capital Management, Inc.
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Oppenheimer Capital, LLC
Robeco Investment Management, Inc.
Security Capital Research and Management, Inc.
Wellington Management Company, LLP
Small/Mid Cap Equity Fund
Integrity Asset Management, LLC
Janus Capital Management, Inc.
Lee Munder Investments, Ltd.
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
PanAgora Asset Management, Inc.
Security Capital Research and Management Incorporated
Wellington Management Company, LLP
Wells Capital Management, Inc.
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
International Equity Fund
Acadian Asset Management, Inc.
AXA Rosenberg Investment Management, LLC
Declaration Management & Research, LLC
INTECH Investment Management, LLC
McKinley Capital Management, LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
UBS Global Asset Management (Americas), Inc.*
Wellington Management Company, LLC
World Equity Ex-US Fund
Acadian Asset Management, Inc.
Artisan Partners Limited Partnership
AXA Rosenberg Investment Management, LLC
Declaration Management & Research, LLC
INTECH Investment Management, LLC
McKinley Capital Management, LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Rexiter Capital Management Limited

136	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Investment Sub-Adviser
UBS Global Asset Management (Americas), Inc.*
Wellington Management Company, LLC
Screened World Equity Ex-US Fund
AXA Rosenberg Investment Management, LLC
McKinley Capital Management, LLC
Principal Global Investors, LLC
Quantitative Management Associates, LLC
Enhanced LIBOR Opportunities Fund
Ares Management, LLC
Declaration Management & Research, LLC*
UBS Global Asset Management (Americas), Inc.*
Wellington Management Company, LLP
Core Fixed Income Fund
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management, LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management, LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners, LLC
J.P. Morgan Investment Management, Inc.
Long Duration Fund
Jennison Associates LLC
Metropolitan West Asset Management, LLC
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners, L.P.
Real Return Fund
Wellington Management Company, LLP

* Not funded. As of November 30, 2009, this manager has not been allocated assets to manage.

Other —The Distribution Agreement between SEI Investments Distribution Co. (the “Distributor”) and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six-month period ended November 30, 2009 were as follows ($ Thousands):

Large Cap Fund	$16
Large Cap Diversified Alpha Fund	1
Small Cap Fund	375
Small/Mid Cap Equity Fund	341
International Equity Fund	14
World Equity Ex-US Fund	47

Certain officers and/or trustees of the Trust are also officers of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six-month period ended November 30, 2009 were as follows ($ Thousands):

Large Cap Fund	$74
Small Cap Fund	162
Small/Mid Cap Equity Fund	381

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statement of Operations and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six-month period ended November 30, 2009, can be found on the Financial Highlights.

Investment in Affiliated Security — The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund L.P.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	137

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Diversified Alpha		Large Cap Disciplined Equity Fund
	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09
Class A:
Shares Issued	26,711	27,740	3,352	23,513	84,462 (1)	263,121 (1)
Shares Issued In Lieu of Dividends and Distributions	373	533	164	471	4,472	10,546
Shares Redeemed	(4,844)	(5,596)	(9,119)	(25,871)	(93,438)	(178,882)
Increase (Decrease) in Net Assets Derived from Class A Transactions	22,240	22,677	(5,603)	(1,887)	(4,504)	94,785

	Large Cap Index Fund		Small Cap Fund		Small/Mid Cap Fund
	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09
Class A:
Shares Issued	1,212	1,929	12,283	22,882	30,802	64,980
Shares Issued In Lieu of Dividends and Distributions	51	106	455	2,879	1,882	3,467
Shares Redeemed	(435)	(748)	(8,985)	(48,524)	(29,520)	(43,013)
Increase (Decrease) in Net Assets Derived from Class A Transactions	828	1,287	3,753	(22,763)	3,164	25,434

	U.S. Managed Volatility Fund(2)		International Equity Fund		World Equity Ex-US Fund
	6/1/09 to 11/30/09 (Unaudited)	1/1/09 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09
Class A:
Shares Issued	2,793	25,465	8,871	44,814	53,315	180,222
Shares Issued In Lieu of Dividends and Distributions	266	64	—	2,178	—	—
Shares Redeemed	(1,469)	(619)	(18,828)	(61,714)	(33,786)	(82,715)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,590	24,910	(9,957)	(14,722)	19,529	97,507

	Screened World Equity Ex-US Fund(3)		Enhanced LIBOR Opportunities Fund		Core Fixed Income Fund
	6/1/09 to 11/30/09 (Unaudited)	6/30/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09
Class A:
Shares Issued	2,312	10,439	425	3,618	126,291	193,251
Shares Issued In Lieu of Dividends and Distributions	—	87	47	488	11,827	40,439
Shares Redeemed	(656)	(2,414)	(4,070)	(7,198)	(83,482)	(369,431)
Increase (Decrease) in Net Assets Derived from Class A Transactions	1,656	8,112	(3,598)	(3,092)	54,636	(135,741)

			High Yield Bond Fund		Long Duration Fund
			6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09
Class A:
Shares Issued			25,300	48,241	61,169	183,981
Shares Issued In Lieu of Dividends and Distributions			8,262	19,620	5,947	3,116
Shares Redeemed			(39,853)	(43,406)	(6,050)	(9,083)
Increase (Decrease) in Net Assets Derived from Class A Transactions			(6,291)	24,455	61,066	178,014

138	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

	Emerging Markets Debt		Real Return Fund
	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09	6/1/09 to 11/30/09 (Unaudited)	6/1/08 to 5/31/09
Class A:
Shares Issued	9,684	26,254	4,240	6,992
Shares Issued In Lieu of Dividends and Distributions	3,844	8,541	—	2,090
Shares Redeemed	(20,267)	(39,588)	(4,634)	(16,281)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(6,739)	(4,793)	(394)	(7,199)
(1)	Includes subscriptions as a result of in-kind transfers of securities (See Note 10).
(2)	Fund commenced operations on January 2, 2009.
(3)	Fund commenced operations on June 30, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the six month period ended November 30, 2009, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$516,377	$516,377
Sales	—	262,183	262,183
Large Cap Diversified Alpha Fund
Purchases	—	167,924	167,924
Sales	—	177,141	177,141
Large Cap Disciplined Equity Fund*
Purchases	—	3,458,037	3,458,037
Sales	—	3,208,233	3,208,233
Large Cap Index Fund
Purchases	—	99,817	99,817
Sales	—	30,888	30,888
Small Cap Fund
Purchases	—	724,238	724,238
Sales	—	680,356	680,356
Small/Mid Cap Fund
Purchases	—	1,103,599	1,103,599
Sales	—	1,035,229	1,035,229
U.S. Managed Volatility Fund
Purchases	—	101,767	101,767
Sales	—	86,663	86,663

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
International Equity Fund
Purchases	$36,545	$417,859	$454,404
Sales	38,540	459,456	497,996
World Equity Ex-US Fund
Purchases	121,192	1,799,932	1,921,124
Sales	130,890	1,642,722	1,773,612
Screened World Equity Ex-US Fund
Purchases	—	47,160	47,160
Sales	—	33,856	33,856
Enhanced LIBOR Opportunities Fund
Purchases	1,024	10,416	11,440
Sales	1,714	10,093	11,807
Core Fixed Income Fund
Purchases	3,863,384	1,073,593	4,936,977
Sales	3,689,856	1,024,054	4,713,910
High Yield Bond Fund
Purchases	353	678,415	678,768
Sales	—	646,069	646,069
Long Duration Bond Fund
Purchases	892,471	761,992	1,654,463
Sales	774,197	276,238	1,050,435
Emerging Markets Debt Fund
Purchases	—	306,015	306,015
Sales	—	400,371	400,371
Real Return Fund
Purchases	313,624	10	313,634
Sales	316,217	10	316,227
*	Includes In-Kind transactions (See Note 10).

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, 2009 were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2009	$6,781	$—	$—	$6,781
	2008	8,626	—	—	8,626
Large Cap Diversified Alpha Fund	2009	772	—	2,889	3,661
	2008	18,510	9,736	—	28,246

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	139

Notes to Financial Statements (Unaudited) (Continued)

November 30, 2009

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Disciplined Equity Fund	2009	$10,906	$—	$79,835	$90,741
	2008	386,110	238,583	—	624,693
Large Cap Index Fund	2009	8,392	608	—	9,000
	2008	8,808	9,258	—	18,066
Small Cap Fund	2009	23,822	—	—	23,822
	2008	69,762	157,685	7,548	234,995
Small/Mid Cap Equity Fund	2009	27,726	—	—	27,726
	2008	74,475	76,784	6,948	158,207
U.S. Managed Volatility Fund	2009	555	—	—	555
International Equity Fund	2009	11,818	1,123	—	12,941
	2008	153,474	133,805	—	287,279
World Equity Ex-US Fund	2009	—	—	—	—
	2008	157,238	71,654	1,085	229,977
Screened World Equity Ex-US Fund	2009	561	—	—	561
Enhanced LIBOR Opportunities Fund	2009	3,100	—	929	4,029
	2008	8,666	161	—	8,827
Core Fixed Income Fund	2009	360,778	27,495	—	388,273
	2008	336,849	—	—	336,849
High Yield Bond Fund	2009	135,862	—	—	135,862
	2008	125,710	1,453	—	127,163
Long Duration Bond Fund	2009	24,618	—	—	24,618
	2008	9,372	—	—	9,372
Emerging Markets Debt Fund	2009	76,229	—	—	76,229
	2008	74,765	2,871	—	77,636
Real Return Fund	2009	19,513	—	1,496	21,009
	2008	11,228	1,410	—	12,638

As of May 31, 2009, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$1,555	$(97,300)	$(33,608)	$—	$(23,255)	$31	$(152,577)
Large Cap Diversified Alpha Fund	—	(80,326)	(106,256)	—	(52,281)	—	(238,863)
Large Cap Disciplined Equity Fund	—	(1,493,918)	(1,507,113)	(586)	(429,877)	803	(3,430,691)
Large Cap Index Fund	1,310	(6,369)	(11,670)	—	(16,800)	40	(33,489)
Small Cap Fund	1,125	(154,582)	(310,129)	(43)	(182,386)	(8)	(646,023)
Small/Mid Cap Equity Fund	8,142	(208,795)	(477,906)	(365)	(248,400)	(8)	(927,332)
U.S. Managed Volatility Fund	733	—	(1,283)	—	11,408	—	10,858
International Equity Fund	5,769	(163,564)	(323,425)	—	(39,175)	(1,318)	(521,713)
World Equity Ex-US Fund	38,288	(438,658)	(693,343)	—	(83,816)	(6,251)	(1,183,780)
Screened World Equity Ex-US Fund	666	(6,491)	(18,690)	—	(7,153)	(157)	(31,825)
Enhanced LIBOR Opportunities Fund	—	(11,891)	(13,958)	(78)	(40,855)	81	(66,701)
Core Fixed Income Fund	31,853	(32,495)	(19,190)	—	(425,494)	(20,674)	(466,000)
High Yield Bond Fund	7,957	(63,110)	(140,658)	—	(253,299)	(6,057)	(455,167)
Long Duration Fund	6,671	(9,572)	(43,672)	—	(16,494)	(6,688)	(69,755)
Emerging Markets Debt Fund	25,892	(26,548)	(66,219)	(2,412)	(40,935)	(15,976)	(126,198)
Real Return Plus Fund	—	(2,963)	(3,068)	—	10,480	—	4,449
Post-October losses represent losses realized on investment transactions from November 1, 2008 through May 31, 2009 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2011 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Total Capital Loss Carryforwards 05/31/09 ($ Thousands)
Large Cap Fund	$89,413	$—	$—	$7,887	$97,300
Large Cap Diversified Alpha Fund	—	—	—	80,326	80,326

140	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

	Expires 2011 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2017 ($ Thousands)	Total Capital Loss Carryforwards 05/31/09 ($ Thousands)
Large Cap Disciplined Equity Fund	$—	$—	$—	$1,493,918	$1,493,918
Large Cap Index Fund	—	—	—	6,369	6,369
Small Cap Fund	—	—	—	154,582	154,582
Small/Mid Cap Equity Fund	—	—	—	208,795	208,795
International Equity Fund	—	—	—	163,564	163,564
World Equity Ex-US Fund	—	—	—	438,658	438,658
Screened World Equity Ex-US Fund	—	—	—	6,491	6,491
Enhanced LIBOR Opportunities Fund	—	—	1,487	10,404	11,891
Core Fixed Income Fund	—	—	—	32,495	32,495
High Yield Bond Fund	—	—	1,148	61,962	63,110
Long Duration Fund	—	2,250	796	6,526	9,572
Emerging Markets Debt Fund	—	—	—	26,548	26,548
Real Return Fund	—	—	—	2,963	2,963

For Federal income tax purposes, the cost of securities owned at November 30, 2009, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2009, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$874,646	$134,012	$(12,407)	$121,605
Large Cap Diversified Alpha Fund	337,009	39,033	(21,373)	17,660
Large Cap Disciplined Equity Fund	7,437,066	976,159	(307,665)	668,494
Large Cap Index Fund	477,697	113,612	(28,025)	85,587
Small Cap Fund	1,338,408	164,110	(92,433)	71,677
Small/Mid Cap Equity Fund	2,209,444	323,421	(131,449)	191,972
U.S. Managed Volatility Fund	250,590	43,654	(4,340)	39,314
International Equity Fund	671,944	103,593	(15,931)	87,662
World Equity Ex-US Fund	3,042,557	521,292	(68,512)	452,780
Screened World Equity Ex-US Fund	67,134	8,662	(2,289)	6,373
Enhanced LIBOR Opportunities Fund	196,300	1,417	(41,516)	(40,099)
Core Fixed Income Fund	6,254,886	265,340	(338,683)	(73,343)
High Yield Bond Fund	1,433,271	118,800	(107,954)	10,846
Long Duration Fund	2,009,547	162,557	(14,611)	147,946
Emerging Markets Debt Fund	861,109	104,264	(30,030)	74,234
Real Return Fund	250,946	13,094	—	13,094

Management has analyzed the Fund’s tax position taken on federal income tax returns for all open tax years and has concluded that as of November 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration and High Yield Bond Funds’ investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity, World Equity Ex-US, Screened World Equity Ex-US and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

10. IN-KIND TRANSFERS OF SECURITIES

During the six-month period ended November 30, 2009, the Large Cap Disciplined Equity Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)
Large Cap Disciplined Equity Fund
08/31/09	7,632,084	$62,736

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	141

Notes to Financial Statements (Unaudited) (Concluded)

November 30, 2009

During the year ended May 31, 2009, the Large Cap Disciplined Equity Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value on the date of such transactions.

	Shares Issued	Value ($ Thousands)
Large Cap Disciplined Equity Fund
09/30/08	7,801,537	$76,845

11. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 29, 2010, the date the financial statements were issued. Effective January 1, 2010, the Advisory Fee and Voluntary Expense Limitation for the Real Return Fund were reduced to 0.220% and 0.200%, respectively.

13. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of a Fund’s holdings may be materially different than shown in the Schedule of Investments (“SOI”). The values shown in the SOIs were the market values as of November 30, 2009 and do not reflect any market events after November 30, 2009.

142	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Disclosure of Fund Expenses (Unaudited)

November 30, 2009

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	143

Disclosure of Fund Expenses (Unaudited) (Concluded)

November 30, 2009

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,195.10	0.25%	$1.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.82	0.25%	$1.27
Large Cap Diversified Alpha Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,209.50	0.31%	$1.72
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.51	0.31%	$1.57
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,209.10	0.19%	$1.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.12	0.19%	$0.96
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,205.40	0.06%	$0.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.77	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,192.90	0.53%	$2.91
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.66	0.53%	$2.69
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,204.20	0.49%	$2.71
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.61	0.49%	$2.48
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,157.60	0.35%	$1.89
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.31	0.35%	$1.78
International Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,164.50	0.39%	$2.12
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.11	0.39%	$1.98
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,178.80	0.45%	$2.46
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.81	0.45%	$2.28
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,186.90	0.80%	$4.39
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.06	0.80%	$4.05
Enhanced LIBOR Opportunities Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,084.10	0.41%	$2.14
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,106.00	0.14%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Annualized Expense Ratios	Expense Paid During Period*
HighYield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,272.30	0.35%	$1.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.31	0.35%	$1.78
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,140.20	0.20%	$1.07
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,185.90	0.55%	$3.01
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.31	0.55%	$2.79
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,048.50	0.36%	$1.85
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.26	0.36%	$1.83

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

144	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	145

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the June 24-25, 2009 and September 17-18, 2009 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

146	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009	147

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Michael T. Pang

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-120 (11/09)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Fund, U.S. Managed Volatility Fund, International Equity Fund, World Equity Ex-US Fund and Screened World Equity Ex-US Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Enhanced LIBOR Opportunities Fund, Core Fixed Income Fund, High Yield Bond Fund, Long Duration Bond Fund, Emerging Markets Debt Fund and Real Return Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.2%

Consumer Discretionary — 10.5%
99 Cents Only Stores*	5,800	$70
Abercrombie & Fitch, Cl A	1,300	52
Advance Auto Parts	7,100	279
Aeropostale*	5,400	170
Amazon.com* (A)	60,330	8,199
American Axle & Manufacturing Holdings	16,400	103
American Eagle Outfitters	8,000	123
American Greetings, Cl A	7,000	145
Apollo Group, Cl A*	9,600	548
Asbury Automotive Group*	7,500	80
Autoliv (A)	15,000	609
AutoNation* (A)	1,000	18
AutoZone* (A)	1,787	264
Barnes & Noble (A)	4,300	100
Bed Bath & Beyond*	2,500	93
Best Buy (A)	47,195	2,021
Big Lots*	14,500	334
Bob Evans Farms	2,300	58
BorgWarner	4,200	127
Brinker International	3,000	41
Brink’s Home Security Holdings*	2,600	85
Cablevision Systems, Cl A	5,126	128
Carmax* (A)	11,100	221
Carnival	1,300	42
CBS, Cl B	69,300	888
Chico’s FAS*	37,100	522
Chipotle Mexican Grill, Cl A* (A)	1,900	159
Coach	41,800	1,453
Comcast, Cl A	348,847	5,118
Cooper Tire & Rubber	1,700	30
Core-Mark Holding*	1,700	51
Darden Restaurants	20,500	644
Dick’s Sporting Goods*	5,200	108
DIRECTV, Cl A* (A)	131,446	4,158
Discovery Communications, Cl C*	4,700	132
DISH Network, Cl A (A)	27,300	565
Dollar Tree* (A)	6,000	294
DR Horton	1,400	14
Eastman Kodak (A)	289,300	1,172
Expedia* (A)	7,800	199
Family Dollar Stores (A)	13,500	412
Foot Locker	33,700	320
Ford Motor* (A)	238,800	2,123
Gannett	38,000	376
Gap	57,500	1,232
Garmin (A)	16,000	478
Gentex	1,800	30
Genuine Parts	1,158	41
Goodyear Tire & Rubber*	8,600	118
H&R Block	1,300	26
Hanesbrands* (A)	7,100	170
Harley-Davidson (A)	8,800	256
Harman International Industries	900	34
Hasbro	21,900	649
Helen of Troy*	4,700	97
Home Depot (A)	49,300	1,349
International Game Technology	12,300	232
Interpublic Group*	4,000	25

Description	Shares	Market Value ($ Thousands)
J.C. Penney (A)	99,560	$2,861
Jarden	12,900	354
Johnson Controls	49,751	1,346
KB Home (A)	5,100	69
Kohl’s*	4,694	250
Lamar Advertising, Cl A*	900	25
Las Vegas Sands* (A)	2,300	35
Leggett & Platt	11,800	230
Lennar, Cl A	6,100	77
Liberty Global, Cl A* (A)	23,200	447
Liberty Media - Capital, Ser A*	3,800	84
Liberty Media - Interactive, Cl A*	3,900	42
Liberty Media - Starz*	800	38
Limited Brands (A)	3,500	58
Lithia Motors, Cl A	2,200	16
LKQ*	500	9
Lowe’s	238,700	5,206
Macy’s	87,900	1,434
Magna International, Cl A	1,800	87
Marriott International, Cl A (A)	20,238	521
McDonald’s	30,825	1,950
McGraw-Hill	27,200	815
MDC Holdings (A)	1,300	39
MGM Mirage* (A)	10,000	106
Newell Rubbermaid	800	12
News, Cl A (A)	95,100	1,090
NIKE, Cl B (A)	74,710	4,848
Nordstrom (A)	2,300	77
NVR*	100	67
Office Depot*	13,300	82
Omnicom Group	23,200	852
O’Reilly Automotive*	7,900	306
Oxford Industries	2,000	43
Penn National Gaming* (A)	4,600	123
PetSmart	23,700	610
Phillips-Van Heusen	700	28
Polo Ralph Lauren, Cl A	400	31
priceline.com* (A)	12,200	2,612
Pulte Homes (A)	1,892	17
RadioShack	29,500	556
Regal Entertainment Group, Cl A (A)	2,800	38
Ross Stores	23,000	1,012
Royal Caribbean Cruises*	2,500	61
Sally Beauty Holdings* (A)	15,200	106
Scholastic (A)	1,400	35
Scientific Games, Cl A*	600	8
Scripps Networks Interactive, Cl A	1,100	43
Sears Holdings* (A)	43,400	3,079
Service International	2,900	22
Sherwin-Williams	3,325	202
Signet Jewelers*	1,100	29
Skechers U.S.A., Cl A*	1,500	33
Smith & Wesson Holding* (A)	20,000	99
Sonic Automotive, Cl A (A)	8,500	75
Stanley Works (A)	4,400	214
Staples (A)	218,175	5,088
Starbucks*	11,800	258
Starwood Hotels & Resorts Worldwide	11,140	357
Steven Madden*	1,600	57
Strayer Education (A)	2,200	435
Target	68,969	3,211
Tempur-Pedic International*	7,800	168

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Thor Industries	800	$23
Time Warner (A)	185,489	5,698
Time Warner Cable, Cl A (A)	52,293	2,191
TJX	23,500	902
Toll Brothers*	700	14
True Religion Apparel* (A)	—	—
TRW Automotive Holdings*	60,500	1,316
Universal Technical Institute*	3,400	64
Urban Outfitters*	1,900	60
VF	1,559	113
Viacom, Cl B*	61,428	1,821
Virgin Media (A)	8,800	145
WABCO Holdings	2,000	47
Walt Disney	80,342	2,428
Weight Watchers International (A)	32,000	886
Wendy’s, Cl A	20,200	83
Whirlpool (A)	10,700	793
Williams-Sonoma (A)	4,200	85
WMS Industries*	2,800	109
Wyndham Worldwide	21,100	392
Wynn Resorts* (A)	17,100	1,104
Yum! Brands (A)	59,700	2,106

		99,848

Consumer Staples — 7.1%
Altria Group	31,138	586
Archer-Daniels-Midland	58,900	1,815
Avon Products	43,130	1,477
BJ’s Wholesale Club* (A)	26,400	916
Brown-Forman, Cl B	175	9
Bunge	12,700	786
Campbell Soup	19,400	678
Central European Distribution*	1,700	47
Chiquita Brands International* (A)	1,200	20
Clorox	4,700	283
Coca-Cola	58,181	3,328
Coca-Cola Enterprises (A)	71,500	1,405
Colgate-Palmolive	7,539	635
ConAgra Foods	96,500	2,141
Corn Products International	14,000	393
Costco Wholesale	32,230	1,931
CVS Caremark	71,767	2,226
Del Monte Foods	50,700	532
Dr Pepper Snapple Group	9,500	249
Energizer Holdings*	500	28
General Mills	17,646	1,200
Green Mountain Coffee Roasters* (A)	1,300	82
Hansen Natural*	500	18
Herbalife	14,800	621
Hershey	9,400	333
HJ Heinz	2,507	106
Hormel Foods	3,800	143
JM Smucker	1,800	106
Kellogg	10,282	541
Kimberly-Clark	18,154	1,198
Kraft Foods, Cl A	77,834	2,069
Kroger	34,722	790
Lorillard	1,759	137
Molson Coors Brewing, Cl B	600	27
NBTY*	2,500	100
Pepsi Bottling Group	15,600	592
PepsiAmericas	1,300	38

Description	Shares	Market Value ($ Thousands)
PepsiCo	135,529	$8,433
Philip Morris International	70,163	3,374
Prestige Brands Holdings*	9,800	68
Procter & Gamble	219,807	13,705
Ralcorp Holdings*	11,400	660
Revlon, Cl A* (A)	3,300	60
Reynolds American	34,884	1,743
Safeway	63,800	1,436
Sanderson Farms (A)	6,200	249
Sara Lee	39,500	480
Smithfield Foods* (A)	5,500	85
Supervalu (A)	34,300	474
Sysco	6,924	187
Tyson Foods, Cl A	11,000	132
Walgreen	137,760	5,357
Wal-Mart Stores	73,222	3,994
Whole Foods Market* (A)	5,700	146

		68,169

Energy — 10.3%
Alpha Natural Resources* (A)	2,467	91
Anadarko Petroleum	10,700	637
Apache	19,200	1,829
Arch Coal	1,700	35
Atwood Oceanics*	1,000	38
Baker Hughes	301	12
BJ Services	48,800	916
Cabot Oil & Gas	4,100	157
Cal Dive International*	9,800	71
Cameron International*	1,258	48
Canadian Natural Resources	31,255	2,098
Chesapeake Energy	76,500	1,830
Chevron	176,584	13,781
Cimarex Energy (A)	3,800	178
Concho Resources*	2,100	86
ConocoPhillips	159,897	8,278
Consol Energy	1,000	46
Denbury Resources* (A)	2,100	28
Devon Energy	29,000	1,953
Diamond Offshore Drilling (A)	6,200	617
Dresser-Rand Group*	9,100	256
El Paso	43,000	411
Encore Acquisition*	1,700	77
ENSCO International	600	26
EOG Resources (A)	44,390	3,839
Exxon Mobil	313,455	23,531
FMC Technologies*	5,200	283
Frontier Oil	4,500	52
Halliburton	84,470	2,480
Helix Energy Solutions Group*	59,900	704
Helmerich & Payne	500	19
Hess	1,053	61
Holly	14,100	359
Marathon Oil	101,264	3,303
Massey Energy (A)	1,900	72
Murphy Oil	43,600	2,459
Nabors Industries*	1,800	37
National Oilwell Varco	78,134	3,361
Newfield Exploration*	2,300	97
Noble	16,300	673
Noble Energy	3,300	215
Occidental Petroleum	61,030	4,931
Oceaneering International*	2,100	115

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Oil States International*	19,400	$696
Overseas Shipholding Group (A)	6,300	241
Patterson-UTI Energy	44,400	683
Peabody Energy	2,100	93
PetroHawk Energy*	4,200	94
Petroleo Brasileiro ADR	26,430	1,355
Pioneer Natural Resources	1,100	46
Plains Exploration & Production*	1,800	49
Pride International*	1,000	32
Quicksilver Resources* (A)	6,600	88
Range Resources	23,030	1,085
Rowan	800	20
SandRidge Energy* (A)	3,800	36
Schlumberger	40,066	2,560
SEACOR Holdings*	6,300	483
Southern Union	59,500	1,233
Southwestern Energy*	2,400	106
Spectra Energy	19,500	379
St. Mary Land & Exploration	600	19
Stone Energy*	10,100	191
Suncor Energy	18,624	674
Sunoco	17,900	451
Tesoro (A)	2,100	27
Tidewater	11,300	508
Transocean*	24,000	2,049
Unit*	1,400	53
Valero Energy	48,900	777
Walter Industries	4,900	336
Western Refining* (A)	9,700	45
Whiting Petroleum*	300	19
Williams	88,100	1,752
XTO Energy	53,837	2,285

		98,555

Financials — 14.2%
ACE	4,200	205
Affiliated Managers Group*	1,500	98
Aflac	135,740	6,248
Allied World Assurance Holdings	8,300	397
Allstate	110,120	3,129
AMB Property‡	1,000	24
American Equity Investment Life Holding	7,700	56
American Express	167,177	6,993
American Financial Group	11,500	279
American International Group* (A)	3,000	85
AmeriCredit* (A)	6,800	125
Ameriprise Financial	53,200	2,028
Annaly Capital Management‡	55,400	1,020
Anworth Mortgage Asset‡	3,200	23
Arch Capital Group*	300	21
Argo Group International Holdings*	3,500	102
Aspen Insurance Holdings	2,400	62
Associated Banc (A)	7,800	88
Assurant	22,507	688
AvalonBay Communities‡ (A)	203	15
Axis Capital Holdings	17,100	479
Bancorpsouth (A)	2,400	56
Bank of America	640,758	10,156
Bank of Hawaii	200	9
Bank of New York Mellon	149,286	3,977
BB&T (A)	19,401	483

Description	Shares	Market Value ($ Thousands)
BlackRock, Cl A	2,500	$568
BOK Financial (A)	12,300	572
Boston Properties‡	400	27
Brandywine Realty Trust‡	24,900	245
Brookfield Asset Management, Cl A	32,100	681
Brown & Brown	1,200	21
Camden Property Trust‡	500	19
Capital One Financial	86,400	3,314
Cardinal Financial	3,500	30
CB Richard Ellis Group, Cl A* (A)	8,800	101
CBL & Associates Properties‡ (A)	17,300	160
Charles Schwab (A)	43,985	806
Chimera Investment‡	86,200	348
Chubb	41,160	2,064
Cincinnati Financial	15,400	393
Citigroup	609,330	2,505
City National	700	28
CME Group, Cl A	15,295	5,020
Comerica	14,300	407
Commerce Bancshares	872	35
Credicorp	2,700	193
Cullen/Frost Bankers	2,200	106
Dime Community Bancshares (A)	2,600	29
Discover Financial Services	19,700	305
Duke Realty‡ (A)	900	10
Eagle Bancorp*	900	9
Eaton Vance (A)	5,500	166
Endurance Specialty Holdings (A)	24,200	905
Equity Residential‡	700	23
Erie Indemnity, Cl A	400	15
Everest Re Group	14,900	1,268
Federal Realty Investment Trust‡	300	19
Federated Investors, Cl B (A)	10,700	276
Fidelity National Financial, Cl A	2,100	29
Fifth Third Bancorp	14,300	144
First American (A)	1,400	44
First Community Bancshares (A)	2,700	30
First Financial Holdings	3,500	47
First Horizon National* (A)	5,893	80
Flagstone Reinsurance Holdings	2,100	23
FNB (Pennsylvania)	17,500	114
Forest City Enterprises, Cl A (A)	5,100	55
Franklin Resources	11,871	1,282
Genworth Financial, Cl A* (A)	6,300	68
Goldman Sachs Group	48,789	8,278
Greenhill	900	73
Hartford Financial Services Group	20,223	495
HCC Insurance Holdings	6,500	170
HCP‡ (A)	11,400	357
Health Care REIT‡ (A)	500	22
Hospitality Properties Trust‡	18,300	355
Host Hotels & Resorts‡ (A)	10,200	107
HRPT Properties Trust‡	124,000	761
Hudson City Bancorp	55,500	738
Huntington Bancshares	109,700	419
IntercontinentalExchange* (A)	32,700	3,492
International Bancshares	3,600	60
Invesco	15,600	347
Jefferies Group (A)	5,600	131
Jones Lang LaSalle	2,400	122
JPMorgan Chase	348,930	14,826
Keycorp	33,800	198

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Lazard, Cl A	3,100	$120
Legg Mason	1,400	40
Liberty Property Trust‡	1,800	53
Lincoln National	16,500	378
Loews	8,447	299
M&T Bank (A)	900	59
Macerich‡ (A)	407	12
Mack-Cali Realty‡	400	12
Marshall & Ilsley	23,500	135
MBIA* (A)	2,700	9
MetLife	40,590	1,388
MFA Mortgage Investments‡	33,200	251
Montpelier Re Holdings (A)	15,700	263
Moody’s (A)	37,800	878
Morgan Stanley	78,817	2,489
MSCI, Cl A*	600	18
NASDAQ OMX Group*	2,500	47
Nationwide Health Properties‡	300	10
Nelnet, Cl A	3,100	54
New York Community Bancorp (A)	14,700	172
Northern Trust	15,105	748
NYSE Euronext	93,600	2,366
OceanFirst Financial	1,800	18
Old Republic International	4,500	48
OneBeacon Insurance Group, Cl A	5,400	76
optionsXpress Holdings	1,500	23
Parkway Properties‡	2,200	41
PartnerRe	6,300	485
People’s United Financial	29,960	488
Phoenix	10,700	27
Platinum Underwriters Holdings	15,700	554
PNC Financial Services Group	46,229	2,635
Principal Financial Group	12,200	310
Progressive	17,600	295
Protective Life	5,700	94
Provident Financial Services	10,400	110
Prudential Financial	57,300	2,856
Public Storage‡	2,100	167
Ramco-Gershenson Properties‡	3,300	30
Raymond James Financial (A)	2,100	51
Rayonier‡	1,000	40
Regions Financial	45,755	268
RenaissanceRe Holdings	4,300	229
Senior Housing Properties Trust‡	4,200	87
Simon Property Group‡	9,321	677
SL Green Realty‡ (A)	1,500	67
SLM*	8,300	91
St. Joe* (A)	1,500	37
State Street	55,200	2,280
SunTrust Banks (A)	14,900	352
T. Rowe Price Group	26,132	1,279
Taubman Centers‡ (A)	18,300	629
TCF Financial (A)	8,100	106
TD Ameritrade Holding*	1,600	31
Torchmark (A)	21,345	928
Transatlantic Holdings	500	27
Travelers	73,718	3,862
Trustco Bank (A)	13,400	82
Unum Group	84,400	1,607
US Bancorp	60,755	1,466
Validus Holdings	1,600	42
Ventas‡	600	26
Waddell & Reed Financial, Cl A	4,400	128

Description	Shares	Market Value ($ Thousands)
Webster Financial (A)	12,600	$160
Wells Fargo (A)	418,569	11,737
WR Berkley (A)	8,500	210
XL Capital, Cl A	42,200	773
Zions Bancorporation (A)	11,400	150

		135,861

Health Care — 11.3%
Abbott Laboratories	78,183	4,260
Aetna (A)	116,000	3,377
Allergan	137,980	8,021
Allscripts-Misys Healthcare Solutions* (A)	1,800	35
American Medical Systems Holdings*	6,700	118
AmerisourceBergen	31,700	783
Amgen*	83,445	4,702
Amylin Pharmaceuticals* (A)	3,100	44
Atrion	100	14
Baxter International	52,169	2,846
Beckman Coulter	300	20
Becton Dickinson	13,961	1,044
Biogen Idec*	22,770	1,069
BioMarin Pharmaceutical*	300	5
Boston Scientific*	33,500	280
Bristol-Myers Squibb	168,313	4,260
Bruker*	3,500	40
C.R. Bard	6,150	506
Cantel Medical*	1,800	32
Cardinal Health	5,000	161
CareFusion*	7,700	199
Celgene*	776	43
Cephalon*	500	27
Cerner* (A)	1,700	128
Charles River Laboratories International*	1,600	51
CIGNA	23,714	761
Community Health Systems*	1,300	40
Cooper	700	24
Coventry Health Care*	17,800	401
DaVita*	300	18
Dendreon* (A)	5,000	137
Edwards Lifesciences*	2,600	214
Eli Lilly	74,804	2,748
Endo Pharmaceuticals Holdings*	16,800	370
Enzon Pharmaceuticals* (A)	3,300	32
Express Scripts*	13,200	1,132
Forest Laboratories*	40,200	1,232
Gen-Probe*	300	13
Genzyme*	27,350	1,387
Gilead Sciences*	130,023	5,987
Health Management Associates, Cl A*	5,200	32
Health Net*	6,300	134
Hologic*	5,800	84
Hospira*	8,400	394
Humana*	9,200	382
IMS Health	1,700	36
Intuitive Surgical* (A)	2,300	645
Invacare	1,900	47
Inverness Medical Innovations* (A)	2,000	84
Johnson & Johnson	169,444	10,648

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Kinetic Concepts*	14,200	$479
King Pharmaceuticals* (A)	39,300	465
Laboratory Corp of America Holdings*	2,152	157
Life Technologies*	1,400	70
LifePoint Hospitals*	1,600	46
Lincare Holdings* (A)	8,800	312
McKesson	14,200	881
Medco Health Solutions*	76,546	4,835
Mednax*	1,500	84
Medtronic	74,871	3,178
Merck	135,743	4,915
Meridian Bioscience	4,500	93
Mettler Toledo International* (A)	2,800	278
Millipore*	300	20
Mylan Laboratories* (A)	14,000	250
Novo Nordisk ADR (A)	42,700	2,849
Par Pharmaceutical*	2,800	66
Perrigo (A)	1,400	56
Pfizer	461,589	8,387
Quest Diagnostics	15,200	881
Quidel*	5,600	70
ResMed*	1,300	65
Sirona Dental Systems*	700	20
St. Jude Medical*	73,710	2,706
Stryker	28,500	1,436
Tenet Healthcare*	4,300	19
Teva Pharmaceutical Industries ADR	33,125	1,749
Thermo Fisher Scientific*	25,594	1,209
UnitedHealth Group	264,100	7,572
Universal Health Services, Cl B	7,800	436
Valeant Pharmaceuticals International* (A)	7,700	252
Vertex Pharmaceuticals* (A)	200	8
Watson Pharmaceuticals* (A)	28,200	1,046
WellPoint*	59,000	3,188
Zimmer Holdings*	8,100	479

		107,604

Industrials — 8.0%
3M	16,598	1,285
ABB ADR	8,890	163
Aecom Technology*	7,200	183
AGCO*	15,900	482
Aircastle	3,400	30
Alliant Techsystems* (A)	6,600	566
American Science & Engineering	300	21
AO Smith	900	38
Avis Budget Group* (A)	2,400	23
BE Aerospace*	3,200	62
Boeing (A)	35,730	1,873
Brink’s	3,100	70
Bucyrus International, Cl A	400	21
Burlington Northern Santa Fe	16,000	1,573
C.H. Robinson Worldwide (A)	12,787	713
Carlisle	100	3
Caterpillar (A)	28,950	1,690
Cintas	2,400	67
Con-way	1,900	58
Cooper Industries, Cl A	6,400	273
Copa Holdings, Cl A	1,000	50
Corrections of America*	1,200	30

Description	Shares	Market Value ($ Thousands)
Crane	6,900	$193
CSX	6,890	327
Cummins	35,545	1,596
Danaher	23,620	1,675
Deere	13,800	738
Dollar Thrifty Automotive Group*	800	15
Dover	14,800	605
Dun & Bradstreet	807	63
DynCorp International, Cl A*	7,400	103
Eaton	900	58
Emerson Electric	31,420	1,301
Ennis	1,000	15
Equifax	600	17
Expeditors International Washington (A)	109,000	3,480
Fastenal (A)	700	26
Federal Signal	2,000	12
FedEx	20,300	1,714
First Solar* (A)	500	60
Flowserve	800	80
Fluor (A)	3,800	161
Foster Wheeler*	17,100	510
Gardner Denver	18,700	700
General Cable* (A)	1,800	53
General Dynamics	35,486	2,339
General Electric	700,543	11,223
Goodrich	25,900	1,537
Harsco	26,600	825
Hertz Global Holdings* (A)	7,900	77
Honeywell International	43,427	1,671
Hubbell, Cl B	4,300	195
IDEX	200	6
Illinois Tool Works	35,300	1,717
Iron Mountain*	6,000	144
ITT	1,360	70
Jacobs Engineering Group*	1,100	39
JB Hunt Transport Services	300	9
Joy Global	25,550	1,368
KBR	43,900	818
Kirby*	1,400	47
L-3 Communications Holdings, Cl 3	19,500	1,528
Lennox International	800	30
Lockheed Martin	11,185	864
Manpower	5,400	266
Masco	1,200	16
McDermott International*	18,200	381
Monster Worldwide*	6,700	98
Multi-Color	1,900	21
Navistar International*	600	20
Norfolk Southern	9,800	504
Northrop Grumman	56,059	3,072
Oshkosh Truck	7,200	286
Owens Corning*	2,600	61
Paccar	1,000	37
Parker Hannifin	25,865	1,396
Pitney Bowes	700	16
Precision Castparts	1,325	137
Quanta Services*	61,900	1,161
Raytheon	62,900	3,241
Robert Half International	700	16
Rockwell Automation	4,700	204
Rockwell Collins	3,600	192

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Roper Industries	200	$11
RR Donnelley & Sons	53,800	1,107
Ryder System	1,100	45
Schawk, Cl A	1,100	12
Shaw Group*	1,100	31
Spirit Aerosystems Holdings, Cl A*	4,600	84
SPX	400	21
Terex* (A)	2,400	45
Textron (A)	2,400	48
Thomas & Betts*	2,200	80
Toro	5,400	215
TransDigm Group	1,300	56
Tyco International	27,400	983
Union Pacific	41,192	2,606
United Parcel Service, Cl B	91,455	5,256
United Technologies	87,944	5,913
URS*	6,200	258
UTi Worldwide	600	8
Waste Management (A)	13,300	437
Watson Wyatt Worldwide, Cl A	3,100	128
Werner Enterprises	4,800	89
WESCO International*	800	21
WW Grainger (A)	5,700	557

		76,419

Information Technology — 19.7%
Accenture, Cl A	33,050	1,356
Acme Packet*	8,800	90
Adobe Systems* (A)	158,505	5,560
Advanced Micro Devices*	8,500	60
Affiliated Computer Services, Cl A*	3,100	171
Akamai Technologies*	1,000	24
Alliance Data Systems* (A)	1,100	67
Altera	4,700	99
Amdocs*	44,500	1,176
Amphenol, Cl A	700	29
Analog Devices	44,380	1,331
Apple*	82,802	16,553
Applied Materials	1,700	21
Arris Group*	3,700	37
Arrow Electronics*	3,600	94
Autodesk*	52,800	1,238
Automatic Data Processing	7,246	315
Avnet*	17,900	488
BMC Software*	15,800	612
Brightpoint*	5,100	37
Broadcom, Cl A* (A)	71,610	2,091
Broadridge Financial Solutions	10,900	240
Brocade Communications Systems*	3,100	22
CA	107,700	2,380
Cadence Design Systems*	11,800	71
Ciena* (A)	2,100	26
Cirrus Logic*	3,800	21
Cisco Systems*	469,730	10,992
Citrix Systems*	38,860	1,484
Cognizant Technology Solutions, Cl A*	4,900	215
CommScope*	800	20
Computer Sciences*	22,200	1,228
Compuware*	8,600	60

Description	Shares	Market Value ($ Thousands)
Corning	35,100	$585
Cree* (A)	1,400	67
Cypress Semiconductor* (A)	6,200	59
DealerTrack Holdings*	5,400	92
Dell*	51,900	733
Dolby Laboratories, Cl A*	1,700	76
DST Systems*	5,500	234
eBay*	233,400	5,711
EchoStar, Cl A*	900	17
Electronic Arts*	51,050	862
EMC*	374,625	6,305
Equinix* (A)	800	77
F5 Networks*	2,200	103
Factset Research Systems (A)	1,400	101
Fairchild Semiconductor International, Cl A*	8,600	70
Fidelity National Information Services	14,051	318
Fiserv*	11,400	527
Flextronics International*	110,600	782
Google, Cl A*	25,277	14,737
Harris	26,300	1,155
Harris Stratex Networks, Cl A*	2,335	15
Hewitt Associates, Cl A*	6,000	241
Hewlett-Packard	181,785	8,918
IAC*	13,700	266
infoGROUP	2,200	18
Ingram Micro, Cl A*	47,300	804
Intel	367,511	7,056
Interactive Intelligence*	1,400	24
International Business Machines	75,731	9,569
Intersil, Cl A	5,900	76
Intuit* (A)	124,200	3,628
j2 Global Communications*	3,900	78
Jabil Circuit	3,700	49
JDS Uniphase*	10,300	76
Juniper Networks*	6,200	162
Kla-Tencor (A)	4,500	141
Lam Research* (A)	2,000	68
Lender Processing Services	900	38
Linear Technology (A)	5,700	154
Loral Space & Communications*	600	20
LSI*	12,500	66
Marvell Technology Group*	40,400	623
Mastercard, Cl A (A)	16,200	3,902
Maxim Integrated Products	1,700	30
McAfee*	7,300	279
MEMC Electronic Materials*	2,200	26
Microchip Technology (A)	3,000	79
Micron Technology* (A)	102,300	769
Micros Systems*	5,900	166
Microsoft	503,729	14,815
Molex (A)	2,400	45
Motorola	15,500	124
National Semiconductor (A)	800	12
NCR*	28,000	264
NetApp*	6,600	203
NeuStar, Cl A*	8,500	199
Nokia ADR (A)	127,100	1,685
Nortel Networks*	5	—
Novatel Wireless*	10,900	91
Novellus Systems*	6,700	139
Nuance Communications*	1,900	29

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
NVE*	200	$7
Nvidia*	26,100	341
ON Semiconductor* (A)	1,900	15
Oracle	185,361	4,093
Paychex (A)	58,100	1,821
Pegasystems	1,800	52
Qualcomm	184,935	8,322
Rackspace Hosting* (A)	77,800	1,440
Rambus* (A)	2,200	39
Red Hat*	38,400	1,025
Rovi* (A)	4,708	140
SAIC*	31,900	568
Salesforce.com*	1,100	69
SanDisk*	1,400	28
Seagate Technology	83,100	1,257
Semtech*	6,000	96
Silicon Laboratories*	2,600	110
Sun Microsystems*	6,800	58
Sybase* (A)	4,000	161
Symantec*	202,840	3,600
Symyx Technologies*	1,500	6
Synopsys* (A)	21,400	481
Tech Data*	17,600	741
Tellabs*	13,500	76
Teradata*	105,100	3,079
Teradyne* (A)	9,300	82
Texas Instruments	143,132	3,620
Total System Services	11,600	200
Trimble Navigation*	600	13
Tyco Electronics	28,700	666
Varian Semiconductor Equipment Associates*	700	20
VeriSign* (A)	127,900	2,870
Visa, Cl A (A)	93,690	7,589
Vishay Intertechnology* (A)	47,400	344
VMware, Cl A*	1,600	67
WebMD Health, Cl A* (A)	1,510	55
Western Digital*	32,400	1,194
Western Union	69,842	1,289
Xerox (A)	81,900	631
Xilinx	5,900	133
Yahoo!*	356,740	5,340
Zebra Technologies, Cl A*	18,400	489

		187,993

Materials — 3.3%
AEP Industries*	1,600	60
Air Products & Chemicals	2,800	232
Albemarle	4,700	159
Alcoa	12,500	156
Allegheny Technologies	2,000	68
Ashland	15,900	571
Ball	17,800	880
Bemis	9,800	287
Celanese, Cl A	7,000	208
Cliffs Natural Resources (A)	700	31
Commercial Metals (A)	2,700	43
Crown Holdings*	9,100	229
E.I. Du Pont de Nemours	27,700	958
Eagle Materials (A)	1,800	49
Eastman Chemical	26,200	1,575
Ecolab	9,200	413
FMC	1,000	56

Description	Shares	Market Value ($ Thousands)
Freeport-McMoRan Copper & Gold, Cl B	40,725	$3,372
Greif, Cl A	1,900	106
Huntsman	11,400	109
International Flavors & Fragrances	600	24
International Paper	41,800	1,064
Intrepid Potash*	200	6
Lubrizol	22,200	1,610
MeadWestvaco	4,300	118
Monsanto	14,517	1,172
Mosaic	300	16
Nalco Holding (A)	50,200	1,228
NewMarket	2,400	251
Newmont Mining	2,100	113
Nucor	43,000	1,824
Omnova Solutions*	6,900	46
Owens-Illinois*	16,000	500
Packaging of America	1,200	24
Pactiv*	11,500	280
Potash Corp of Saskatchewan	14,810	1,665
PPG Industries	1,500	89
Praxair	57,221	4,694
Reliance Steel & Aluminum (A)	2,400	98
Rock-Tenn, Cl A	12,550	567
RPM International	2,800	55
Schnitzer Steel Industries, Cl A	1,000	45
Scotts Miracle-Gro, Cl A	6,200	248
Sealed Air	38,200	852
Sigma-Aldrich (A)	500	27
Solutia*	13,400	144
Sonoco Products	26,100	736
Southern Copper (A)	43,700	1,522
Spartech	5,400	59
Steel Dynamics	800	13
Stepan	1,200	75
Syngenta ADR (A)	51,000	2,729
Temple-Inland	4,900	88
Valspar (A)	3,200	84
Weyerhaeuser	700	27

		31,655

Telecommunication Services — 3.2%
American Tower, Cl A*	27,054	1,107
AT&T	502,834	13,546
CenturyTel	29,591	1,053
Crown Castle International*	135,573	4,974
MetroPCS Communications*	7,100	45
NII Holdings*	30,700	915
Qwest Communications International (A)	27,300	100
SBA Communications, Cl A*	2,600	83
Sprint Nextel*	193,600	718
Telephone & Data Systems	7,700	235
tw telecom , Cl A*	1,600	23
Verizon Communications	235,362	7,405
Windstream	900	9

		30,213

Utilities — 3.6%
AES*	482,187	6,143
AGL Resources	12,000	414
Allegheny Energy	200	4
Alliant Energy	17,200	473

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Ameren	18,200	$473
American Electric Power	51,037	1,643
Aqua America (A)	8,100	132
Atmos Energy	16,400	449
Calpine*	11,100	124
Centerpoint Energy	400	5
CMS Energy (A)	42,200	601
Consolidated Edison (A)	5,900	253
Constellation Energy Group	20,400	649
Dominion Resources	41,904	1,524
DPL	6,600	177
DTE Energy (A)	37,100	1,488
Duke Energy	11,600	194
Edison International	65,000	2,213
Energen	22,200	966
Entergy	2,200	173
Equities	10,100	416
Exelon	50,454	2,431
FirstEnergy	23,903	1,030
FPL Group	23,900	1,242
ITC Holdings	800	36
Mirant* (A)	97,300	1,386
National Fuel Gas	12,000	562
NiSource	46,500	663
Northeast Utilities	5,400	130
NRG Energy* (A)	8,200	196
NSTAR	4,600	152
NV Energy	57,200	666
OGE Energy	1,900	66
Oneok	100	4
Pepco Holdings	13,800	225
PG&E	22,919	970
Pinnacle West Capital	23,000	807
PPL	4,865	148
Progress Energy	2,800	109
Public Service Enterprise Group	58,340	1,830
Questar	2,200	87
SCANA	2,400	85
Sempra Energy	49,567	2,634
Southern	1,739	56
TECO Energy (A)	2,300	34
UGI	14,000	329
Westar Energy	1,200	25
Wisconsin Energy	3,100	140
Xcel Energy	13,845	281

		34,838

Total Common Stock (Cost $748,783) ($ Thousands)		871,155

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P. 0.320% (B)** †	98,067,520	97,301

Total Affiliated Partnership (Cost $98,068) ($ Thousands)		97,301

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.130%**†	22,595,219	$22,595

Total Cash Equivalent (Cost $22,595) ($ Thousands)		22,595

U.S. TREASURY OBLIGATION (C) (D) — 0.5%
U.S. Treasury Bill
0.130%, 12/03/09	$5,200	5,200

Total U.S. Treasury Obligation (Cost $5,200) ($ Thousands)		5,200

Total Investments — 104.3% (Cost $874,646) ($ Thousands)		$996,251

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	263	Dec-2009	$1,122
S&P Mid 400 E-Mini	139	Dec-2009	70

			$1,192

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $954,913 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $96,118 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2009 was $97,301 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

S&P — Standard & Poor’s

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 80.9%

Consumer Discretionary — 8.5%
99 Cents Only Stores*	5,000	$60
Abercrombie & Fitch, Cl A	900	36
Advance Auto Parts	3,900	153
Aeropostale*	400	13
Amazon.com*	10,750	1,461
American Axle & Manufacturing Holdings	7,800	49
American Eagle Outfitters	4,100	63
American Greetings, Cl A	5,000	104
Apollo Group, Cl A*	2,000	114
Asbury Automotive Group*	5,000	53
Autoliv	11,073	450
AutoNation*	600	11
AutoZone*	900	133
Bed Bath & Beyond*	1,500	56
Best Buy	8,800	377
Black & Decker	321	20
Bob Evans Farms	1,400	35
BorgWarner	2,500	75
Brinker International	8,022	111
Brink’s Home Security Holdings*	1,500	49
Cablevision Systems, Cl A	2,900	72
Career Education*	2,500	65
Carmax*	5,200	103
Carmike Cinemas*	600	4
Carnival	1,000	32
CBS, Cl B	1,300	16
Chico’s FAS*	21,100	297
Chipotle Mexican Grill, Cl A*	3,200	267
Coach	32,900	1,143
Comcast, Cl A	177,307	2,601
Cooper Tire & Rubber	2,400	43
Core-Mark Holding*	400	12
Darden Restaurants	3,900	123
Dick’s Sporting Goods*	2,700	56
DIRECTV, Cl A*	40,273	1,274
Discovery Communications, Cl C*	2,700	76
DISH Network, Cl A	27,307	565
Dollar Tree*	3,100	152
DR Horton	1,400	14
Eastman Kodak	79,700	323
Expedia*	4,300	110
Family Dollar Stores	7,400	226
Ford Motor*	137,078	1,219
Fossil*	9,400	290
Gannett	900	9
Gap	36,500	782
Garmin	15,900	475
Gentex	600	10
Genuine Parts	600	22
Goodyear Tire & Rubber*	4,800	66
H&R Block	700	14
Hanesbrands*	4,000	96
Harley-Davidson	200	6
Harman International Industries	700	26
Hasbro	4,400	130
Helen of Troy*	3,200	66
Home Depot	17,600	482
International Game Technology	7,000	132

Description	Shares	Market Value ($ Thousands)
Interpublic Group*	2,000	$13
J.C. Penney	15,000	431
Jarden	800	22
Johnson Controls	1,000	27
KB Home	2,700	37
Kenneth Cole Productions, Cl A	1,700	16
Kohl’s*	2,400	128
Lamar Advertising, Cl A*	500	14
Las Vegas Sands*	1,200	18
Leggett & Platt	7,800	152
Lennar, Cl A	3,400	43
Liberty Media - Capital, Ser A*	1,900	42
Liberty Media - Interactive, Cl A*	2,400	25
Liberty Media - Starz*	410	19
Limited Brands	15,900	264
Lithia Motors, Cl A	1,600	12
Lowe’s	28,800	628
Macy’s	1,900	31
Marriott International, Cl A	3,516	90
Marvel Entertainment*	263	14
McDonald’s	10,400	658
McGraw-Hill	6,400	192
MDC Holdings	700	21
MGM Mirage*	5,900	62
NetFlix*	4,400	258
Newell Rubbermaid	500	7
News, Cl A	8,700	100
NIKE, Cl B	18,600	1,207
Nordstrom	1,000	33
Office Depot*	6,800	42
Omnicom Group	1,500	55
O’Reilly Automotive*	3,500	136
Oxford Industries	2,000	43
Penn National Gaming*	2,200	59
PetSmart	1,900	49
Phillips-Van Heusen	300	12
Polo Ralph Lauren, Cl A	200	15
priceline.com*	3,700	792
Pulte Homes	1,645	15
RadioShack	700	13
Regal Entertainment Group, Cl A	1,900	26
Rent-A-Center, Cl A*	500	9
Ross Stores	19,200	844
Royal Caribbean Cruises*	1,300	32
Sally Beauty Holdings*	9,200	64
Scientific Games, Cl A*	700	10
Scripps Networks Interactive, Cl A	700	28
Sears Holdings*	10,400	738
Service International	1,500	12
Shaw Communications, Cl B	13,000	251
Sherwin-Williams	200	12
Signet Jewelers*	600	15
Smith & Wesson Holding*	13,400	66
Sonic Automotive, Cl A	10,900	96
Stanley Works	400	19
Staples	40,200	937
Starbucks*	6,800	149
Starwood Hotels & Resorts Worldwide	1,400	45
Steven Madden*	800	29
Strayer Education	900	178
Target	18,200	847
Tempur-Pedic International*	5,700	123
Thor Industries	1,900	54

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Time Warner	44,066	$1,354
Time Warner Cable, Cl A	8,233	345
TJX	27,100	1,040
Toll Brothers*	400	8
TRW Automotive Holdings*	8,500	185
Universal Technical Institute*	1,600	30
Urban Outfitters*	1,000	32
VF	900	65
Viacom, Cl B*	9,700	287
Virgin Media	4,300	71
WABCO Holdings	600	14
Walt Disney	11,190	338
Weight Watchers International	9,400	260
Wendy’s, Cl A	11,900	49
Whirlpool	100	7
Williams-Sonoma	2,300	47
WMS Industries*	1,400	55
Wyndham Worldwide	1,100	20
Wynn Resorts*	600	39
Yum! Brands	17,725	625

		30,072

Consumer Staples — 7.8%
Altria Group	20,100	378
Andersons	300	8
Archer-Daniels-Midland	8,800	271
Avon Products	8,600	295
BJ’s Wholesale Club*	7,700	267
Brown-Forman, Cl B	200	10
Bunge	3,700	229
Campbell Soup	500	18
Central European Distribution*	700	20
Clorox	3,600	217
Coca-Cola	19,300	1,104
Coca-Cola Enterprises	36,100	709
Colgate-Palmolive	3,200	269
ConAgra Foods	30,200	670
Costco Wholesale	16,609	995
CVS Caremark	13,979	434
Dean Foods*	1,300	21
Del Monte Foods	7,700	81
Dr Pepper Snapple Group	5,700	149
Energizer Holdings*	200	11
Estee Lauder, Cl A	1,344	63
Flowers Foods	400	9
General Mills	3,100	211
Green Mountain Coffee Roasters*	600	38
Hansen Natural*	300	11
Herbalife	12,400	520
Hershey	4,900	173
HJ Heinz	1,300	55
Hormel Foods	1,900	71
JM Smucker	1,000	59
Kellogg	4,000	210
Kimberly-Clark	17,200	1,135
Kraft Foods, Cl A	14,960	398
Kroger	27,100	616
Lorillard	1,000	78
NBTY*	1,500	60
Pepsi Bottling Group	3,289	125
PepsiAmericas	1,305	39
PepsiCo	26,250	1,633
Philip Morris International	58,895	2,832

Description	Shares	Market Value ($ Thousands)
Prestige Brands Holdings*	4,200	$29
Procter & Gamble	61,700	3,847
Reynolds American	11,700	585
Safeway	1,125	25
Sanderson Farms	2,600	104
Sara Lee	131,955	1,602
Smithfield Foods*	3,400	53
Supervalu	900	12
Sysco	90,448	2,446
Tyson Foods, Cl A	86,880	1,044
Walgreen	45,247	1,760
Wal-Mart Stores	29,100	1,587
Weis Markets	400	14
Whole Foods Market*	3,300	85

		27,685

Energy — 8.3%
Alpha Natural Resources*	1,233	46
Anadarko Petroleum	3,900	232
Apache	700	67
Arch Coal	900	19
Atwood Oceanics*	700	26
Baker Hughes	200	8
BJ Services	4,186	79
Cabot Oil & Gas	2,300	88
Cameron International*	600	23
Chesapeake Energy	13,100	313
Chevron	78,186	6,102
Concho Resources*	900	37
ConocoPhillips	43,029	2,228
Consol Energy	500	23
Denbury Resources*	1,200	16
Devon Energy	5,900	397
Diamond Offshore Drilling	200	20
Dresser-Rand Group*	7,000	196
El Paso	6,100	58
Encore Acquisition*	1,097	49
ENSCO International	300	13
EOG Resources	11,800	1,021
Exxon Mobil	139,348	10,461
FMC Technologies*	1,800	98
Frontier Oil	2,400	28
Halliburton	11,300	332
Helix Energy Solutions Group*	9,900	116
Hess	823	48
Marathon Oil	31,400	1,024
Massey Energy	1,000	38
Murphy Oil	10,200	575
Nabors Industries*	900	19
National Oilwell Varco	1,389	60
Newfield Exploration*	1,100	46
Noble Energy	1,500	98
Occidental Petroleum	21,751	1,757
Oceaneering International*	1,100	60
Patterson-UTI Energy	24,500	377
Peabody Energy	1,300	58
PetroHawk Energy*	2,100	47
Pioneer Natural Resources	600	25
Plains Exploration & Production*	900	24
Pride International*	400	13
Quicksilver Resources*	3,400	45
Range Resources	1,400	66
Rowan	400	10

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
SandRidge Energy*	2,600	$24
Schlumberger	8,900	569
SEACOR Holdings*	3,900	299
Southern Union	1,600	33
Southwestern Energy*	1,400	62
Spectra Energy	10,600	206
St. Mary Land & Exploration	200	6
Stone Energy*	6,500	123
Tesoro	500	6
Tidewater	1,300	58
Transocean*	3,600	307
Unit*	700	26
Valero Energy	800	13
Walter Industries	5,300	364
Western Refining*	3,900	18
Whiting Petroleum*	200	12
Williams	8,400	167
XTO Energy	13,350	567

		29,346

Financials — 11.7%
Affiliated Managers Group*	900	59
Aflac	45,825	2,109
Allied World Assurance Holdings	3,900	186
Allstate	31,000	881
AMB Property‡	600	14
American Equity Investment Life Holding	3,200	23
American Express	73,348	3,068
American Financial Group	12,100	294
American International Group*	1,700	48
AmeriCredit*	3,000	55
Ameriprise Financial	6,200	236
Annaly Capital Management‡	21,700	399
Anworth Mortgage Asset‡	7,700	55
Arch Capital Group*	100	7
Argo Group International Holdings*	3,000	88
Aspen Insurance Holdings	1,400	36
Associated Banc	3,500	40
Assurant	1,300	40
AvalonBay Communities‡	103	7
Axis Capital Holdings	10,500	294
Bancorpsouth	1,300	30
Bank of America	99,129	1,571
Bank of Hawaii	100	5
Bank of New York Mellon	40,550	1,080
BB&T	3,000	75
BlackRock, Cl A	1,200	273
Boston Properties‡	200	13
Brandywine Realty Trust‡	12,900	127
Brown & Brown	300	5
Camden Property Trust‡	100	4
Capital One Financial	27,100	1,040
CB Richard Ellis Group, Cl A*	4,900	56
CBL & Associates Properties‡	15,000	139
Charles Schwab	3,700	68
Chimera Investment‡	106,305	428
Chubb	16,900	847
Cincinnati Financial	2,600	66
Citigroup	131,200	539
City National	500	20
CME Group, Cl A	3,440	1,129

Description	Shares	Market Value ($ Thousands)
Comerica	2,700	$77
Commerce Bancshares	499	20
Compass Diversified Holdings	700	8
Credicorp	8,300	593
Cullen/Frost Bankers	1,000	48
Dime Community Bancshares	2,100	24
Discover Financial Services	77,603	1,200
Duke Realty‡	500	6
Eaton Vance	2,900	87
Endurance Specialty Holdings	12,400	464
Equity Residential‡	100	3
Erie Indemnity, Cl A	300	11
Everest Re Group	4,200	357
Fairfax Financial Holdings	600	212
Federal Realty Investment Trust‡	200	13
Federated Investors, Cl B	4,000	103
Fidelity National Financial, Cl A	1,200	17
Fifth Third Bancorp	7,100	72
First American	400	13
First Cash Financial Services*	700	13
First Commonwealth Financial	8,000	34
First Community Bancshares	800	9
First Horizon National*	3,203	43
Flagstone Reinsurance Holdings	1,900	21
FNB (Pennsylvania)	7,200	47
Forest City Enterprises, Cl A	3,500	38
Franklin Resources	7,600	821
Genworth Financial, Cl A*	4,000	43
Goldman Sachs Group	11,235	1,906
Greenhill	500	41
Hartford Financial Services Group	2,900	71
HCC Insurance Holdings	3,300	86
HCP‡	1,700	53
Health Care REIT‡	100	4
Hospitality Properties Trust‡	1,000	19
Host Hotels & Resorts‡	6,000	63
HRPT Properties Trust‡	8,100	50
Hudson City Bancorp	82,097	1,091
Huntington Bancshares	19,700	75
IntercontinentalExchange*	9,400	1,004
International Bancshares	500	8
Invesco	5,800	129
Invesco Mortgage Capital‡	500	11
Jefferies Group	2,800	66
Jones Lang LaSalle	1,300	66
JPMorgan Chase	43,900	1,865
Keycorp	11,100	65
Lazard, Cl A	1,400	54
Legg Mason	500	14
Liberty Property Trust‡	1,100	33
Lincoln National	2,900	66
Loews	5,200	184
M&T Bank	400	26
Macerich‡	300	9
Mack-Cali Realty‡	100	3
Marshall & Ilsley	13,800	79
MetLife	3,100	106
MFA Mortgage Investments‡	18,400	139
Moody’s	40,297	936
Morgan Stanley	8,200	259
MSCI, Cl A*	500	15
NASDAQ OMX Group*	800	15
Nationwide Health Properties‡	400	14

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
New York Community Bancorp	41,500	$485
Northern Trust	8,075	400
NYSE Euronext	40,500	1,024
OceanFirst Financial	900	9
Old Republic International	2,300	25
OneBeacon Insurance Group, Cl A	1,100	15
PartnerRe	2,100	162
People’s United Financial	2,100	34
Phoenix	7,300	18
Platinum Underwriters Holdings	12,400	438
PNC Financial Services Group	6,143	350
Principal Financial Group	3,600	91
Progressive	5,500	92
Protective Life	3,300	55
Provident Financial Services	4,800	51
Prudential Financial	9,200	459
Public Storage‡	1,000	80
Ramco-Gershenson Properties‡	2,000	18
Raymond James Financial	900	22
Rayonier‡	600	24
Regions Financial	9,150	54
Reinsurance Group of America, Cl A	2,200	102
RenaissanceRe Holdings	2,000	107
Senior Housing Properties Trust‡	2,200	46
Simon Property Group ‡	216	16
SL Green Realty‡	800	36
SLM*	4,900	54
St. Joe*	400	10
State Street	17,850	737
SunTrust Banks	1,200	28
Susquehanna Bancshares	2,400	14
T. Rowe Price Group	53,106	2,598
TCF Financial	4,200	55
TD Ameritrade Holding*	900	18
Torchmark	3,706	161
Transatlantic Holdings	300	16
Travelers	19,100	1,001
Trustco Bank	6,800	42
United America Indemnity, Cl A*	1,100	8
Unum Group	6,300	120
US Bancorp	61,897	1,494
Validus Holdings	600	16
Ventas‡	400	17
Waddell & Reed Financial, Cl A	2,500	73
Webster Financial	2,900	37
Wells Fargo	81,987	2,299
WesBanco	700	9
World Acceptance*	1,200	35
WR Berkley	1,500	37
XL Capital, Cl A	4,500	82
Zions Bancorporation	5,500	72

		41,722

Health Care — 10.6%
Abbott Laboratories	10,000	545
Aetna	40,000	1,164
Allergan	32,700	1,901
Allscripts-Misys Healthcare Solutions*	700	13
American Medical Systems Holdings*	3,700	65
AmerisourceBergen	69,493	1,716

Description	Shares	Market Value ($ Thousands)
Amgen*	53,063	$2,990
Amylin Pharmaceuticals*	1,300	19
Baxter International	3,200	175
Beckman Coulter	200	13
Becton Dickinson	100	8
Biogen Idec*	36,116	1,695
Boston Scientific*	13,900	116
Bristol-Myers Squibb	35,900	909
Bruker*	600	7
C.R. Bard	1,200	99
Cardinal Health	55,720	1,796
CareFusion*	6,200	160
Celgene*	400	22
Cephalon*	100	6
Cerner*	800	60
Charles River Laboratories International*	800	26
CIGNA	2,700	87
Community Health Systems*	700	21
Cooper	400	13
Coventry Health Care*	3,200	72
DaVita*	200	12
Dendreon*	2,900	79
Edwards Lifesciences*	1,400	115
Eli Lilly	12,800	470
Endo Pharmaceuticals Holdings*	2,000	44
Enzon Pharmaceuticals*	2,800	27
Express Scripts*	500	43
Forest Laboratories*	5,700	175
Gen-Probe*	200	8
Genzyme*	6,425	326
Gilead Sciences*	30,900	1,423
Health Management Associates, Cl A*	2,600	16
Health Net*	18,900	401
Hologic*	2,700	39
Hospira*	3,900	183
Humana*	1,000	42
IMS Health	1,673	36
Intuitive Surgical*	1,200	337
Inverness Medical Innovations*	1,000	42
Johnson & Johnson	68,717	4,318
Kinetic Concepts*	800	27
King Pharmaceuticals*	3,200	38
Laboratory Corp of America Holdings*	1,900	139
Life Technologies*	800	40
LifePoint Hospitals*	700	20
Lincare Holdings*	12,700	451
McKesson	22,547	1,398
Medco Health Solutions*	25,500	1,611
Mednax*	800	45
Medtronic	26,925	1,143
Merck	25,113	909
Meridian Bioscience	2,000	41
Mettler Toledo International*	1,500	149
Millipore*	400	27
Mylan Laboratories*	7,400	132
Novo Nordisk ADR	12,000	801
Par Pharmaceutical*	1,400	33
Perrigo	600	24
Pfizer	177,265	3,221
Quest Diagnostics	7,700	446

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Quidel*	2,600	$33
ResMed*	600	30
St. Jude Medical*	500	18
Stryker	13,715	691
Tenet Healthcare*	2,500	11
Thermo Fisher Scientific*	7,800	368
UnitedHealth Group	84,827	2,432
Universal Health Services, Cl B	700	39
Valeant Pharmaceuticals International*	6,100	199
Vertex Pharmaceuticals*	100	4
Watson Pharmaceuticals*	800	30
WellPoint*	23,000	1,243
Zimmer Holdings*	200	12

		37,639

Industrials — 7.1%
3M	12,500	968
Aecom Technology*	3,600	91
AGCO*	500	15
Aircastle	2,400	21
Alliant Techsystems*	3,200	274
American Science & Engineering	300	21
AO Smith	500	21
AZZ*	300	10
BE Aerospace*	1,700	33
Boeing	3,850	202
Brink’s	1,300	29
Bucyrus International, Cl A	300	16
Burlington Northern Santa Fe	2,904	286
C.H. Robinson Worldwide	7,000	390
Carlisle	700	22
Caterpillar	500	29
Cintas	1,200	34
Con-way	900	27
Copa Holdings, Cl A	600	30
Corrections of America*	600	15
Crane	5,651	158
CSX	2,700	128
Cummins	100	4
Danaher	100	7
Deere	5,050	270
Donaldson	17,551	746
Dover	8,600	352
Dun & Bradstreet	400	31
DynCorp International, Cl A*	3,000	42
Eaton	400	26
Emerson Electric	800	33
Ennis	1,200	17
Expeditors International Washington	29,000	926
Fastenal	100	4
FedEx	2,300	194
First Solar*	200	24
Flowserve	400	40
Fluor	25,512	1,084
Foster Wheeler*	8,100	242
Gardner Denver	7,600	284
General Cable*	1,000	29
General Dynamics	29,896	1,970
General Electric	112,000	1,794
Goodrich	8,500	504
Harsco	1,900	59

Description	Shares	Market Value ($ Thousands)
Hertz Global Holdings*	3,500	$34
Honeywell International	3,000	116
Hubbell, Cl B	3,808	173
IDEX	100	3
Illinois Tool Works	19,969	971
Iron Mountain*	3,200	77
ITT	3,500	181
Jacobs Engineering Group*	700	25
JB Hunt Transport Services	400	13
Joy Global	6,300	337
KBR	44,174	823
Kirby*	700	23
L-3 Communications Holdings, Cl 3	3,200	251
Lennox International	400	15
Lockheed Martin	18,620	1,438
Manpower	2,900	143
Masco	700	9
McDermott International*	8,200	172
Monster Worldwide*	3,400	50
Multi-Color	400	4
Navistar International*	400	13
Norfolk Southern	200	10
Northrop Grumman	20,300	1,113
Oshkosh Truck	11,200	445
Owens Corning*	11,500	272
Paccar	500	19
Parker Hannifin	500	27
Pitney Bowes	200	5
Precision Castparts	600	62
Quanta Services*	15,000	281
Raytheon	20,000	1,031
Robert Half International	300	7
Rockwell Automation	2,200	96
Rockwell Collins	1,800	96
Roper Industries	100	5
RR Donnelley & Sons	13,000	268
Ryder System	700	28
Schawk, Cl A	1,000	11
Shaw Group*	600	17
Southwest Airlines	78,707	724
Spirit Aerosystems Holdings, Cl A*	1,800	33
SPX	200	11
Tennant	600	16
Terex*	1,600	30
Textron	1,300	26
Thomas & Betts*	900	33
Toro	2,200	88
TransDigm Group	700	30
Tyco International	17,300	621
Union Pacific	14,400	911
United Parcel Service, Cl B	20,850	1,199
United Technologies	9,300	625
URS*	3,300	137
UTi Worldwide	700	9
Waste Management	4,700	154
Watson Wyatt Worldwide, Cl A	2,500	103
Werner Enterprises	3,300	62
WESCO International*	500	13
WW Grainger	3,200	313

		25,304

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

Information Technology — 18.6%
Acme Packet*	2,900	$30
Adobe Systems*	24,300	852
Advanced Micro Devices*	5,000	35
Affiliated Computer Services, Cl A*	1,886	104
Akamai Technologies*	600	14
Alliance Data Systems*	700	43
Altera	2,300	48
Amphenol, Cl A	300	12
Analog Devices	2,200	66
Apple*	16,675	3,334
Applied Materials	1,100	14
Arris Group*	1,800	18
Arrow Electronics*	1,900	50
Autodesk*	11,900	279
Automatic Data Processing	4,000	174
Avnet*	15,800	431
BMC Software*	8,700	337
Brightpoint*	3,800	27
Broadcom, Cl A*	8,400	245
Broadridge Financial Solutions	4,800	105
Brocade Communications Systems*	1,800	13
CA	31,800	703
Cadence Design Systems*	6,800	41
Celestica*	29,600	242
Ciena*	900	11
Cirrus Logic*	3,000	16
Cisco Systems*	131,100	3,068
Citrix Systems*	800	31
Cognizant Technology Solutions, Cl A*	2,900	127
CommScope*	600	15
Computer Sciences*	22,759	1,259
Convergys*	1,400	16
Corning	121,564	2,028
Cree*	800	38
Cypress Semiconductor*	3,400	33
DealerTrack Holdings*	2,500	43
Dell*	34,506	487
Dolby Laboratories, Cl A*	700	31
DST Systems*	2,000	85
eBay*	45,040	1,102
Electronic Arts*	14,300	241
EMC*	68,900	1,160
Equinix*	400	38
F5 Networks*	1,000	47
Factset Research Systems	800	58
Fidelity National Information Services	7,859	178
Fiserv*	5,600	259
Flextronics International*	67,700	479
Google, Cl A*	8,125	4,737
Harris	13,100	575
Hewitt Associates, Cl A*	9,600	386
Hewlett-Packard	45,400	2,227
IAC*	5,900	115
infoGROUP	1,000	8
Ingram Micro, Cl A*	56,459	959
Intel	164,895	3,166
International Business Machines	34,334	4,338

Description	Shares	Market Value ($ Thousands)
Intersil, Cl A	2,600	$34
Intuit*	36,100	1,054
j2 Global Communications*	600	12
Jabil Circuit	18,300	244
JDS Uniphase*	5,800	43
Juniper Networks*	1,000	26
Kla-Tencor	1,700	53
Lam Research*	1,100	37
Lender Processing Services	600	25
Linear Technology	2,800	76
Loral Space & Communications*	400	13
Marvell Technology Group*	21,800	336
Mastercard, Cl A	5,900	1,421
Maxim Integrated Products	700	12
McAfee*	3,400	130
MEMC Electronic Materials*	1,700	20
Microchip Technology	1,300	34
Micron Technology*	3,900	29
Micros Systems*	3,100	87
Microsoft	264,436	7,777
Molex	1,400	26
Motorola	13,917	111
National Semiconductor	500	7
NetApp*	3,700	114
NeuStar, Cl A*	17,600	412
Nokia ADR	28,600	379
Novatel Wireless*	7,800	65
Novellus Systems*	3,400	70
Nuance Communications*	900	14
NVE*	200	8
Nvidia*	16,600	217
ON Semiconductor*	1,100	9
Oplink Communications*	400	7
Oracle	51,400	1,135
Paychex	13,500	423
Pegasystems	1,100	32
Qualcomm	46,125	2,076
Rackspace Hosting*	17,500	324
Rambus*	1,000	18
Red Hat*	9,300	248
Rovi*	1,900	57
SAIC*	300	5
Salesforce.com*	600	38
SanDisk*	300	6
Seagate Technology	61,300	927
Semtech*	3,300	53
Silicon Laboratories*	1,600	68
Sun Microsystems*	8,595	73
Sybase*	2,200	88
Symantec*	107,000	1,899
Synopsys*	4,900	110
Tech Data*	23,303	981
Technitrol	2,900	15
Tellabs*	7,000	39
Teradata*	31,900	935
Teradyne*	5,500	49
Texas Instruments	136,088	3,442
Total System Services	5,900	102
Trimble Navigation*	400	9
Varian Semiconductor Equipment Associates*	400	12
VeriSign*	35,600	799
Visa, Cl A	30,261	2,451

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Vishay Intertechnology*	3,800	$28
VMware, Cl A*	1,000	42
WebMD Health, Cl A*	888	32
Western Digital*	18,600	685
Western Union	19,100	352
Xerox	7,121	55
Xilinx	3,600	81
Yahoo!*	61,650	923
Zebra Technologies, Cl A*	1,000	26

		66,118

Materials — 2.7%
Air Products & Chemicals	1,400	116
Albemarle	1,900	64
Alcoa	1,400	18
Allegheny Technologies	1,100	38
Ashland	1,000	36
Ball	3,100	153
Bemis	15,100	443
Celanese, Cl A	3,500	104
CF Industries Holdings	271	23
Cliffs Natural Resources	20,836	918
Commercial Metals	1,200	19
Crown Holdings*	4,300	108
E.I. Du Pont de Nemours	3,600	125
Eagle Materials	1,400	38
Eastman Chemical	1,000	60
Ecolab	4,600	207
FMC	400	22
Freeport-McMoRan Copper & Gold, Cl B	6,400	530
Greif, Cl A	900	50
Huntsman	53,820	512
International Flavors & Fragrances	200	8
International Paper	1,100	28
Intrepid Potash*	100	3
Koppers Holdings	1,300	37
Lubrizol	8,800	638
MeadWestvaco	2,200	60
Monsanto	3,900	315
Mosaic	100	6
Nalco Holding	31,700	775
NewMarket	1,300	136
Newmont Mining	800	43
Nucor	10,500	445
Owens-Illinois*	2,500	78
Packaging of America	200	4
Pactiv*	6,500	158
PPG Industries	900	54
Praxair	11,000	902
Reliance Steel & Aluminum	200	8
RPM International	1,600	31
Schnitzer Steel Industries, Cl A	500	22
Scotts Miracle-Gro, Cl A	3,800	152
Sealed Air	2,800	63
Sigma-Aldrich	100	5
Solutia*	9,200	99
Sonoco Products	800	23
Southern Copper	30,400	1,059
Spartech	2,700	29
Steel Dynamics	1,000	17
Stepan	800	50
Syngenta ADR	14,400	771

Description	Shares	Market Value ($ Thousands)
Temple-Inland	2,800	$50
Terra Industries	533	21
Valspar	1,500	39
Weyerhaeuser	400	16

		9,729

Telecommunication Services — 2.7%
AT&T	197,443	5,319
BCE	9,700	257
CenturyTel	8,473	302
Crown Castle International*	32,800	1,203
MetroPCS Communications*	3,900	25
NII Holdings*	13,600	405
Qwest Communications International	14,300	52
Rogers Communications, Cl B	7,900	239
SBA Communications, Cl A*	1,200	39
Sprint Nextel*	178,284	661
tw telecom , Cl A*	900	13
USA Mobility	700	7
Verizon Communications	35,800	1,126
Windstream	150	2

		9,650

Utilities — 2.9%
AES*	163,026	2,077
AGL Resources	2,000	69
Allegheny Energy	100	2
American Electric Power	5,100	164
American Water Works	1,600	36
Aqua America	5,400	88
Atmos Energy	2,400	66
Calpine*	5,900	66
Centerpoint Energy	200	3
CMS Energy	9,200	131
Consolidated Edison	3,200	137
Constellation Energy Group	9,800	312
Dominion Resources	2,800	102
DPL	3,500	94
DTE Energy	2,440	98
Duke Energy	1,400	23
Edison International	14,800	504
Energen	6,110	266
Entergy	300	24
Equities	4,800	198
Exelon	500	24
FirstEnergy	28,185	1,214
FPL Group	11,800	613
ITC Holdings	300	13
Mirant*	47,500	676
National Fuel Gas	500	23
Northeast Utilities	3,000	72
NRG Energy*	500	12
NSTAR	2,400	79
NV Energy	44,400	517
OGE Energy	1,000	35
Oneok	100	4
PG&E	3,200	135
Pinnacle West Capital	5,400	190
PPL	10,554	322
Progress Energy	1,600	63
Public Service Enterprise Group	21,300	668
Questar	1,300	52

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund

November 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
SCANA	1,200	$42
Sempra Energy	14,300	760
Southern	700	23
TECO Energy	1,400	21
UGI	7,900	185
Westar Energy	700	14
Wisconsin Energy	1,900	86
Xcel Energy	7,500	152

		10,455

Total Common Stock (Cost $255,251) ($ Thousands)		287,720

AFFILIATED PARTNERSHIP — 12.2%
SEI LIBOR Plus Portfolio†	6,723,909	43,302

Total Affiliated Partnership (Cost $58,111) ($ Thousands)		43,302

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, ClA, 0.130%**†	16,000,101	16,000

Total Cash Equivalent (Cost $16,000) ($ Thousands)		16,000

U.S. TREASURY OBLIGATIONS (A) (B) — 2.1%
U.S. Treasury Bills
0.079%, 01/07/10	$2,500	2,500
0.130%, 12/03/09	4,848	4,848
0.193%, 09/23/10	299	299

Total U.S. Treasury Obligations (Cost $7,647) ($ Thousands)		7,647

Total Investments — 99.7% (Cost $337,009) ($ Thousands)		$354,669

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	240	Dec-2009	$4,839
S&P 500 E-Mini	20	Dec-2009	58

			$4,897

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $355,676 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2009.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

REIT — Real Estate Investment Trust

Ser — Series

S&P — Standard & Poor’s

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 83.7%

Consumer Discretionary — 8.0%
99 Cents Only Stores*	22,900	$275
Abercrombie & Fitch, Cl A (A)	20,300	811
Amazon.com* (A)	102,905	13,986
American Greetings, Cl A	22,500	466
Apollo Group, Cl A* (A)	198,402	11,323
Autoliv (A)	41,907	1,702
AutoNation* (A)	77,300	1,364
AutoZone* (A)	24,900	3,682
Bed Bath & Beyond* (A)	33,100	1,237
Best Buy (A)	220,500	9,444
Black & Decker	10,319	626
Carnival	52,800	1,691
CBS, Cl B	64,000	820
Chico’s FAS* (A)	368,700	5,188
Coach (A)	417,600	14,512
Comcast, Cl A	4,455,886	65,368
Cooper Tire & Rubber	24,900	446
Darden Restaurants (A)	562,170	17,669
DIRECTV, Cl A* (A)	188,238	5,954
DISH Network, Cl A	266,347	5,516
Dollar Tree* (A)	40,000	1,959
DR Horton (A)	50,500	519
Expedia* (A)	105,300	2,683
Family Dollar Stores (A)	211,900	6,465
Ford Motor* (A)	2,235,005	19,869
GameStop, Cl A* (A)	13,000	317
Gannett	79,500	786
Gap	94,700	2,028
Genuine Parts (A)	27,600	989
Goodyear Tire & Rubber* (A)	111,700	1,531
H&R Block	26,100	530
Hanesbrands*	29,500	708
Harley-Davidson (A)	28,700	836
Harman International Industries (A)	37,400	1,406
Hasbro (A)	603,430	17,892
Helen of Troy*	7,000	144
Home Depot (A)	1,178,468	32,243
International Game Technology (A)	137,900	2,605
Interpublic Group*	44,200	280
J Crew Group* (A)	206,090	8,819
J.C. Penney	56,700	1,629
Johnson Controls	740,656	20,035
KB Home (A)	87,000	1,179
Kohl’s* (A)	38,800	2,062
Las Vegas Sands* (A)	239,338	3,667
Leggett & Platt	381,900	7,432
Lennar, Cl A (A)	137,100	1,737
Limited Brands	64,200	1,065
Lowe’s	255,900	5,581
Macy’s	1,214,038	19,801
Maidenform Brands*	9,100	132
Marriott International, Cl A (A)	225,141	5,791
Mattel (A)	12,600	245
McDonald’s	387,532	24,511
McGraw-Hill	145,400	4,356
Meredith (A)	45,500	1,199
New York Times, Cl A (A)	228,933	1,932
Newell Rubbermaid (A)	137,200	1,991
News, Cl A (A)	348,100	3,989

Description	Shares	Market Value ($ Thousands)
NIKE, Cl B (A)	34,400	$2,232
Nordstrom (A)	256,616	8,584
NVR* (A)	19,045	12,820
Office Depot*	226,200	1,389
Omnicom Group	87,800	3,224
O’Reilly Automotive* (A)	77,500	3,005
Oxford Industries	8,000	172
PetMed Express (A)	29,300	481
Polo Ralph Lauren, Cl A (A)	20,900	1,606
priceline.com* (A)	75,430	16,151
Pulte Homes (A)	15,865	145
RadioShack	35,100	662
Ross Stores (A)	104,400	4,592
Royal Caribbean Cruises*	479,330	11,777
Sally Beauty Holdings* (A)	92,300	644
Scripps Networks Interactive, Cl A	16,800	664
Sears Holdings* (A)	4,900	348
Sherwin-Williams (A)	38,200	2,324
Smith & Wesson Holding* (A)	184,500	911
Sonic Automotive, Cl A (A)	125,200	1,108
Stanley Works (A)	17,700	860
Staples	23,300	543
Starbucks*	935,134	20,479
Starwood Hotels & Resorts Worldwide (A)	37,900	1,214
Steven Madden*	9,900	353
Strayer Education (A)	9,900	1,955
Target (A)	423,662	19,726
Tempur-Pedic International*	125,800	2,711
Thor Industries	20,700	589
Tiffany (A)	26,700	1,140
Time Warner	581,335	17,859
Time Warner Cable, Cl A (A)	366,812	15,366
TJX	164,000	6,294
TRW Automotive Holdings*	91,800	1,998
Universal Technical Institute*	9,700	183
VF (A)	18,400	1,338
Viacom, Cl B* (A)	288,300	8,545
Walt Disney (A)	806,083	24,360
Wyndham Worldwide	75,000	1,393
Wynn Resorts* (A)	23,100	1,491
Yum! Brands	179,300	6,324

		580,583

Consumer Staples — 10.0%
Altria Group	1,634,244	30,740
American Italian Pasta, Cl A* (A)	13,400	427
Andersons	5,400	141
Archer-Daniels-Midland	1,085,978	33,459
Avon Products	24,500	839
Brown-Forman, Cl B	20,921	1,070
Clorox	10,000	603
Coca-Cola (A)	772,604	44,193
Coca-Cola Enterprises (A)	951,617	18,699
Colgate-Palmolive	72,900	6,138
Costco Wholesale (A)	334,017	20,011
CVS Caremark	540,678	16,766
Dean Foods*	69,200	1,100
Dr Pepper Snapple Group	16,100	422
Estee Lauder, Cl A (A)	158,463	7,421
General Mills	299,960	20,397
Hershey (A)	75,700	2,678

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Hormel Foods (A)	39,100	$1,467
JM Smucker	9,000	532
Kellogg	73,600	3,870
Kimberly-Clark	315,741	20,829
Kraft Foods, Cl A	544,183	14,465
Kroger	821,717	18,686
Lorillard	13,800	1,076
Medifast*	15,100	407
Pepsi Bottling Group	64,551	2,450
PepsiCo (A)	901,097	56,066
Philip Morris International	1,683,491	80,959
Procter & Gamble	1,596,411	99,536
Reynolds American (A)	146,300	7,309
Safeway	9,200	207
Sanderson Farms (A)	43,200	1,735
Sara Lee	1,462,215	17,751
Supervalu (A)	40,100	555
Sysco (A)	1,021,351	27,617
Tyson Foods, Cl A (A)	1,486,928	17,873
Walgreen (A)	899,492	34,981
Wal-Mart Stores	1,929,689	105,265
Whole Foods Market* (A)	109,900	2,819

		721,559

Energy — 10.1%
Anadarko Petroleum (A)	81,500	4,852
Apache (A)	267,560	25,493
Baker Hughes (A)	23,867	972
BJ Services (A)	111,030	2,085
Cabot Oil & Gas (A)	48,100	1,842
Cal Dive International*	165,000	1,198
Cameron International*	28,600	1,081
Chesapeake Energy (A)	350,200	8,377
Chevron	1,903,443	148,545
ConocoPhillips	1,047,143	54,211
Consol Energy	24,100	1,107
Denbury Resources* (A)	63,200	839
Devon Energy	197,700	13,315
Diamond Offshore Drilling (A)	9,800	976
Dresser-Rand Group*	61,000	1,713
El Paso	456,200	4,361
ENSCO International	32,300	1,421
EOG Resources	15,200	1,315
Exxon Mobil	3,400,086	255,244
FMC Technologies* (A)	85,200	4,641
Halliburton	434,770	12,765
Helix Energy Solutions Group* (A)	211,000	2,481
Hess	507,715	29,427
Marathon Oil (A)	1,075,640	35,087
Massey Energy (A)	45,300	1,706
Murphy Oil	283,285	15,974
Nabors Industries* (A)	46,900	969
National Oilwell Varco	119,365	5,135
Noble Energy	39,400	2,571
Occidental Petroleum	252,906	20,432
Patterson-UTI Energy	193,259	2,974
Peabody Energy	59,900	2,663
Pioneer Natural Resources (A)	56,100	2,320
Range Resources	35,500	1,673
Rowan (A)	18,000	444
Schlumberger (A)	398,946	25,489

Description	Shares	Market Value ($ Thousands)
Smith International (A)	304,860	$8,286
Southwestern Energy*	31,800	1,398
Spectra Energy	302,300	5,868
Sunoco	12,700	320
Tesoro (A)	62,500	799
Valero Energy	69,800	1,109
Walter Industries	34,500	2,367
Western Refining* (A)	170,600	793
Williams	179,300	3,566
World Fuel Services (A)	7,600	404
XTO Energy	149,925	6,363

		726,971

Financials — 11.9%
Aflac	160,177	7,373
Allied World Assurance Holdings	29,800	1,424
Allstate	105,947	3,010
American Express	1,751,778	73,277
American International Group* (A)	59,700	1,695
Ameriprise Financial	115,436	4,400
Annaly Capital Management‡	430,989	7,934
Anworth Mortgage Asset‡	175,500	1,264
Argo Group International Holdings*	5,100	149
Assurant	50,200	1,535
Bank of America	3,408,159	54,019
Bank of New York Mellon	821,438	21,883
BB&T (A)	34,900	869
BlackRock, Cl A (A)	95,121	21,600
Boston Private Financial Holdings	24,600	115
Boston Properties‡ (A)	26,200	1,755
Brandywine Realty Trust‡	106,300	1,044
Capital One Financial (A)	297,700	11,420
CB Richard Ellis Group, Cl A* (A)	152,800	1,746
Charles Schwab (A)	62,800	1,151
Chimera Investment‡	1,325,450	5,342
Chubb	96,400	4,833
Cincinnati Financial	88,800	2,266
Citigroup	4,303,470	17,687
CME Group, Cl A	30,530	10,021
Colonial Properties Trust‡	22,600	244
Comerica	98,300	2,799
Community Bank System (A)	22,700	421
Cullen/Frost Bankers	68,996	3,313
Discover Financial Services	1,568,565	24,250
Endurance Specialty Holdings (A)	42,700	1,597
Equity Residential‡ (A)	222,100	7,154
Federated Investors, Cl B (A)	104,900	2,704
Fifth Third Bancorp	238,400	2,403
First Horizon National* (A)	99,362	1,346
FNB (Pennsylvania)	25,200	164
Forest City Enterprises, Cl A (A)	32,500	349
Franklin Resources	36,709	3,966
Genworth Financial, Cl A* (A)	140,200	1,510
Goldman Sachs Group (A)	350,923	59,538
Hartford Financial Services Group (A)	95,364	2,333
HCP‡ (A)	68,000	2,128
Host Hotels & Resorts‡ (A)	178,000	1,873
Hudson City Bancorp	1,150,323	15,288
Huntington Bancshares (A)	1,304,800	4,984
IntercontinentalExchange* (A)	18,200	1,944

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
International Bancshares (A)	31,300	$525
Invesco	214,300	4,768
JPMorgan Chase	2,822,544	119,930
Keycorp (A)	390,400	2,288
Legg Mason (A)	29,000	820
Leucadia National (A)	14,300	308
Lincoln National	208,600	4,779
Loews	92,100	3,262
M&T Bank (A)	47,519	3,116
Marsh & McLennan	31,800	717
Marshall & Ilsley	450,100	2,588
MBIA* (A)	160,600	556
MetLife	825,493	28,224
MFA Mortgage Investments‡	545,200	4,127
Moody’s (A)	888,148	20,632
Morgan Stanley	244,216	7,712
NASDAQ OMX Group*	56,900	1,063
Northern Trust	135,424	6,704
NYSE Euronext (A)	171,700	4,340
PartnerRe (A)	9,669	745
People’s United Financial	19,500	318
Platinum Underwriters Holdings	31,800	1,122
PNC Financial Services Group (A)	520,311	29,663
Principal Financial Group	116,000	2,945
Progressive (A)	173,616	2,911
Prudential Financial	460,680	22,965
Public Storage‡ (A)	21,600	1,719
Regions Financial	780,000	4,571
Simon Property Group‡ (A)	19,469	1,415
SLM* (A)	159,600	1,751
State Street	134,500	5,555
SunTrust Banks (A)	83,400	1,971
Susquehanna Bancshares (A)	37,400	215
T. Rowe Price Group (A)	619,900	30,332
Torchmark (A)	22,500	978
Travelers	625,385	32,764
Unum Group	82,600	1,573
US Bancorp (A)	1,279,664	30,878
Ventas‡ (A)	25,000	1,073
Vornado Realty Trust‡ (A)	2,114	138
Webster Financial (A)	65,800	838
Wells Fargo (A)	2,229,655	62,519
Wintrust Financial (A)	13,200	343
World Acceptance* (A)	11,700	343
XL Capital, Cl A (A)	130,100	2,382
Zions Bancorporation (A)	194,500	2,558

		859,164

Health Care — 11.0%
Abbott Laboratories	531,846	28,980
Aetna	36,400	1,060
Allergan	126,100	7,330
American Medical Systems Holdings*	54,000	949
AmerisourceBergen	878,307	21,685
Amgen*	919,852	51,834
Baxter International	238,900	13,032
Biogen Idec*	530,613	24,907
Boston Scientific*	123,900	1,037
Bristol-Myers Squibb	1,152,247	29,163
Cardinal Health	847,328	27,309
CareFusion*	168,900	4,363

Description	Shares	Market Value ($ Thousands)
Celgene*	88,400	$4,902
Cephalon* (A)	27,800	1,527
CIGNA	100,700	3,231
Coventry Health Care*	236,452	5,332
DaVita*	7,900	468
Eli Lilly (A)	606,752	22,286
Express Scripts*	16,700	1,433
Forest Laboratories*	56,500	1,732
Gilead Sciences* (A)	456,171	21,007
Hospira*	93,000	4,366
Humana* (A)	287,067	11,916
IMS Health	35,609	761
Intuitive Surgical* (A)	31,900	8,949
Invacare (A)	22,200	553
Johnson & Johnson	2,179,694	136,972
King Pharmaceuticals* (A)	139,000	1,644
Laboratory Corp of America Holdings* (A)	11,700	854
Life Technologies*	26,600	1,324
McKesson	606,259	37,600
Medco Health Solutions*	222,648	14,062
Medtronic	795,269	33,751
Merck	1,227,315	44,441
Meridian Bioscience	12,300	255
Mettler Toledo International* (A)	18,000	1,791
Millipore*	38,000	2,588
Mylan Laboratories* (A)	192,300	3,437
Par Pharmaceutical*	14,000	332
Pfizer	5,553,948	100,915
Quest Diagnostics (A)	119,800	6,941
Quidel*	13,600	171
St. Jude Medical*	11,700	430
Stryker (A)	195,048	9,830
Tenet Healthcare*	298,400	1,358
Thermo Fisher Scientific* (A)	356,180	16,822
UnitedHealth Group	672,380	19,277
Valeant Pharmaceuticals International* (A)	25,500	834
Waters*	176,440	10,371
Watson Pharmaceuticals* (A)	89,200	3,309
WellPoint*	614,166	33,183
Zimmer Holdings*	155,610	9,207

		791,811

Industrials — 8.4%
3M	492,216	38,117
AGCO* (A)	457,041	13,853
Alaska Air Group*	11,000	329
Alliant Techsystems* (A)	53,800	4,612
Avery Dennison (A)	161,432	6,063
Boeing (A)	191,218	10,022
Burlington Northern Santa Fe	132,834	13,057
C.H. Robinson Worldwide (A)	101,800	5,674
Caterpillar (A)	139,188	8,127
Cintas (A)	29,300	823
CSX	69,600	3,305
Cummins	14,040	630
Danaher (A)	38,900	2,759
Deere	62,900	3,366
Dollar Thrifty Automotive Group* (A)	13,100	242
Dover	135,000	5,519

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Dun & Bradstreet (A)	24,700	$1,941
DynCorp International, Cl A*	10,800	151
Eaton (A)	244,610	15,631
Emerson Electric	179,930	7,451
Equifax	127,800	3,662
Expeditors International Washington (A)	11,200	358
FedEx	111,106	9,383
First Solar* (A)	7,700	917
Flowserve	9,400	935
Fluor (A)	378,377	16,073
General Dynamics	643,129	42,382
General Electric (A)	4,056,486	64,985
Goodrich (A)	76,400	4,534
Harsco	104,949	3,257
Honeywell International	161,553	6,215
Hubbell, Cl B	54,198	2,461
Illinois Tool Works	642,724	31,262
Iron Mountain* (A)	78,300	1,879
ITT	62,700	3,243
Jacobs Engineering Group* (A)	31,900	1,116
Joy Global	31,968	1,711
KBR	405,178	7,549
L-3 Communications Holdings, Cl 3	58,700	4,600
Lockheed Martin	745,887	57,605
Masco (A)	55,200	750
McDermott International*	13,600	285
Monster Worldwide* (A)	113,500	1,658
Norfolk Southern	9,100	468
Northrop Grumman	527,846	28,926
Oshkosh Truck	101,400	4,029
Owens Corning*	17,200	406
Paccar (A)	72,369	2,683
Parker Hannifin	17,300	933
Precision Castparts	122,580	12,709
Quanta Services*	11,200	210
Raytheon	383,004	19,736
Robert Half International (A)	34,800	777
Rockwell Automation (A)	54,700	2,379
Rockwell Collins	34,200	1,828
RR Donnelley & Sons	104,300	2,147
Ryder System	26,300	1,066
Southwest Airlines	1,299,529	11,955
Stericycle* (A)	21,000	1,149
Textron (A)	61,900	1,241
Thomas & Betts*	14,945	546
Toro (A)	32,200	1,283
Union Pacific (A)	343,250	21,714
United Parcel Service, Cl B (A)	648,657	37,278
United Technologies	402,203	27,044
Waste Management (A)	75,400	2,476
Watson Wyatt Worldwide, Cl A	7,200	298
WESCO International* (A)	206,419	5,388
WW Grainger (A)	112,827	11,023

		608,184

Information Technology — 15.9%
Activision Blizzard*	1,122,540	12,786
Adobe Systems* (A)	655,850	23,007
Advanced Micro Devices* (A)	131,000	918

Description	Shares	Market Value ($ Thousands)
Affiliated Computer Services, Cl A* (A)	55,157	$3,045
Akamai Technologies* (A)	31,300	751
Altera (A)	99,200	2,086
Amphenol, Cl A	19,000	783
Analog Devices (A)	101,900	3,056
Apple*	462,850	92,528
Applied Materials	33,800	416
Arris Group* (A)	56,200	561
Aruba Networks*	33,600	269
Autodesk*	21,300	499
Automatic Data Processing	139,753	6,072
BMC Software* (A)	157,800	6,111
Broadcom, Cl A* (A)	279,000	8,147
CA	85,700	1,894
Ciena* (A)	42,300	514
Cirrus Logic*	26,800	146
Cisco Systems*	2,824,408	66,091
Citrix Systems*	7,300	279
Cognizant Technology Solutions, Cl A*	545,960	23,984
Computer Sciences*	136,356	7,542
Convergys*	118,300	1,323
Corning	2,406,450	40,140
DealerTrack Holdings*	12,100	206
Dell* (A)	2,200,163	31,066
Diodes*	10,100	177
DST Systems*	14,700	624
eBay* (A)	967,623	23,678
EchoStar, Cl A*	16,400	319
Electronic Arts*	21,700	366
EMC* (A)	830,400	13,976
Fidelity National Information Services	161,600	3,652
Fiserv*	123,500	5,711
Google, Cl A*	118,577	69,130
Harris	215,962	9,481
Hewlett-Packard	1,218,544	59,782
IAC*	47,800	930
Ingram Micro, Cl A*	284,908	4,841
Intel	5,290,370	101,575
International Business Machines	973,190	122,963
Intuit* (A)	11,100	324
j2 Global Communications* (A)	28,700	571
Jabil Circuit	428,439	5,703
JDS Uniphase*	150,500	1,112
Juniper Networks* (A)	186,400	4,871
Kla-Tencor (A)	82,900	2,590
Lexmark International, Cl A*	81,642	2,055
Linear Technology (A)	82,300	2,220
LSI*	193,200	1,022
Marvell Technology Group* (A)	698,700	10,774
Mastercard, Cl A (A)	35,400	8,526
McAfee* (A)	109,400	4,174
MEMC Electronic Materials*	70,400	848
Mentor Graphics*	26,700	197
Microchip Technology (A)	49,100	1,289
Micron Technology* (A)	167,600	1,260
Microsoft	4,553,575	133,921
Molex (A)	364,140	6,769
Motorola	264,972	2,122
National Semiconductor (A)	16,200	236

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
NetApp* (A)	72,300	$2,228
Novellus Systems* (A)	98,200	2,032
Nvidia* (A)	166,450	2,174
Oracle	2,035,316	44,940
Paychex (A)	83,600	2,621
Qualcomm	264,800	11,916
Red Hat* (A)	27,500	734
Salesforce.com*	11,500	721
SanDisk*	43,300	854
Seagate Technology (A)	897,596	13,581
Semtech*	19,100	306
Sun Microsystems*	291,220	2,478
Symantec*	400,000	7,100
Tech Data*	88,318	3,719
Tellabs*	141,400	793
Teradata*	59,500	1,743
Teradyne* (A)	159,500	1,413
Texas Instruments (A)	1,613,888	40,815
Total System Services	182,000	3,145
Tyco Electronics	382,780	8,884
Visa, Cl A (A)	323,897	26,236
Western Digital*	226,100	8,330
Western Union	460,400	8,494
Xerox (A)	573,299	4,414
Xilinx (A)	153,200	3,468
Yahoo!* (A)	197,200	2,952

		1,148,100

Materials — 2.5%
Air Products & Chemicals	43,200	3,583
Airgas	11,000	509
AK Steel Holding	7,200	144
Alcoa	23,100	289
Allegheny Technologies (A)	31,200	1,062
Ball	94,500	4,669
Bemis	44,000	1,289
Cabot	37,737	865
Celanese, Cl A	604,570	17,992
CF Industries Holdings (A)	13,621	1,163
Cliffs Natural Resources (A)	275,037	12,118
Dow Chemical (A)	488,502	13,571
E.I. Du Pont de Nemours	328,666	11,365
Eastman Chemical	36,200	2,176
Ecolab	59,000	2,650
FMC	5,400	302
Freeport-McMoRan Copper & Gold, Cl B (A)	198,733	16,455
Huntsman	513,863	4,892
International Flavors & Fragrances	11,400	464
International Paper	28,400	723
MeadWestvaco	52,800	1,445
Monsanto	81,620	6,591
NewMarket (A)	26,900	2,817
Newmont Mining	132,700	7,118
Nucor (A)	106,200	4,504
Owens-Illinois*	492,260	15,393
Pactiv*	338,100	8,233
PPG Industries	286,550	17,030
Praxair	117,900	9,671
Rock-Tenn, Cl A (A)	4,900	221
Scotts Miracle-Gro, Cl A	50,000	1,996
Sealed Air	272,934	6,084

Description	Shares	Market Value ($ Thousands)
Sigma-Aldrich (A)	6,200	$331
Solutia*	50,400	543
Southern Copper (A)	49,600	1,728
United States Steel (A)	28,600	1,277
Vulcan Materials (A)	4,200	204
Weyerhaeuser	25,700	1,001
WR Grace*	34,300	784

		183,252

Telecommunication Services — 3.1%
AT&T	5,262,332	141,767
CenturyTel (A)	678,234	24,138
MetroPCS Communications*	5,800	36
NII Holdings* (A)	92,221	2,748
Qwest Communications International (A)	354,300	1,293
Sprint Nextel* (A)	3,454,940	12,818
Verizon Communications	1,323,598	41,641
Windstream (A)	67,313	668

		225,109

Utilities — 2.8%
AES*	229,200	2,920
American Electric Power	96,800	3,116
Centerpoint Energy	4,800	64
CMS Energy (A)	281,500	4,009
Consolidated Edison (A)	43,400	1,862
Constellation Energy Group	569,340	18,117
Dominion Resources	86,400	3,143
DPL	186,870	5,019
DTE Energy (A)	115,849	4,647
Duke Energy	52,500	876
Edison International	114,800	3,909
Energen	145,388	6,324
Entergy	2,000	157
Equities (A)	147,400	6,066
Exelon (A)	289,772	13,961
FirstEnergy	472,040	20,336
FPL Group	348,400	18,106
Mirant*	25,800	367
NiSource	634,840	9,047
Northeast Utilities	89,200	2,151
PG&E (A)	434,224	18,385
Pinnacle West Capital	70,900	2,488
PPL	884,448	26,993
Progress Energy	29,200	1,141
Public Service Enterprise Group	410,006	12,858
Questar	38,600	1,531
SCANA	2,200	77
Sempra Energy	85,800	4,559
Southern	116,100	3,726
TECO Energy (A)	80,700	1,190
UGI	29,800	700
Wisconsin Energy	15,800	713
Xcel Energy (A)	172,200	3,499

		202,057

Total Common Stock (Cost $5,109,101) ($ Thousands)		6,046,790

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Disciplined Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIPS — 22.8%
SEI Liquidity Fund, L.P. 0.320%†** (B)	856,147,343	$846,148
SEI LIBOR Plus Portfolio†	124,403,038	801,156

Total Affiliated Partnerships Cost $1,916,506) ($ Thousands)		1,647,304

CASH EQUIVALENT — 3.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.130 **†	274,430,379	274,430

Total Cash Equivalent (Cost $274,430) ($ Thousands)		274,430

U.S. TREASURY OBLIGATIONS (C) (D) — 1.9%
U.S. Treasury Bills
0.212%, 12/03/09	128,500	128,499
0.290%, 12/17/09	700	700
0.071%, 01/07/10	2,700	2,700
0.249%, 09/23/10	5,145	5,137

Total U.S. Treasury Obligations (Cost $137,029) ($ Thousands)		137,036

Total Investments - 112.2% (Cost $7,437,066)($ Thousands)		$8,105,560

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Composite Index	4,163	Dec-2009	$84,237
S&P 500 Composite Index	13	Dec-2009	242
S&P 500 E-Mini	740	Dec-2009	1,818

			$86,297

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $7,221,501 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $838,520 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2009 was $846,148 ($ Thousands).

(C)	The rate reported is the effective yield at time of purchase.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

Cl — Class

REIT — Real Estate Investment Trust

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

S&P — Standard & Poor’s

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Consumer Discretionary — 9.9%
Aaron’s (A)	1,800	$45
Abercrombie & Fitch, Cl A (A)	4,302	172
Advance Auto Parts	4,408	173
Aeropostale*	3,200	101
Amazon.com* (A)	15,189	2,064
American Eagle Outfitters	7,171	110
Apollo Group, Cl A* (A)	6,264	357
Autoliv (A)	3,918	159
AutoNation* (A)	2,832	50
AutoZone* (A)	1,407	208
Barnes & Noble (A)	1,238	29
Bed Bath & Beyond*	12,415	464
Best Buy (A)	15,147	649
Big Lots*	3,500	81
Black & Decker (A)	2,968	180
BorgWarner (A)	5,382	163
Boyd Gaming*	1,651	14
Brinker International	4,483	62
Brink’s Home Security Holdings*	2,200	72
Burger King Holdings	5,000	85
Cablevision Systems, Cl A	10,442	261
Career Education* (A)	3,259	85
Carmax* (A)	10,360	206
Carnival	19,900	637
CBS, Cl B	27,169	348
Central European Media Enterprises, Cl A* (A)	1,800	45
Chico’s FAS*	8,600	121
Chipotle Mexican Grill, Cl A* (A)	1,500	125
Choice Hotels International (A)	1,484	47
Clear Channel Outdoor Holdings, Cl A*	700	7
Coach (A)	15,067	524
Comcast, Cl A	130,925	1,921
CTC Media*	1,100	15
Darden Restaurants	6,322	199
DeVry	2,900	158
Dick’s Sporting Goods*	4,258	88
DIRECTV, Cl A*	44,429	1,405
Discovery Communications, Cl C*	12,421	348
DISH Network, Cl A (A)	9,862	204
Dollar Tree* (A)	4,153	203
DR Horton	12,868	132
DreamWorks Animation SKG, Cl A*	3,434	115
Expedia* (A)	8,134	207
Family Dollar Stores (A)	6,462	197
Foot Locker	6,869	65
Ford Motor* (A)	141,884	1,261
Fortune Brands	6,620	254
GameStop, Cl A* (A)	7,700	188
Gannett	9,359	93
Gap	22,859	490
Garmin (A)	5,300	158
Gentex	6,132	102
Genuine Parts	7,071	253
Goodyear Tire & Rubber*	11,052	151
Guess? (A)	2,900	107
H&R Block (A)	15,025	305
Hanesbrands*	4,143	99

Description	Shares	Market Value ($ Thousands)
Harley-Davidson (A)	10,803	$315
Harman International Industries (A)	2,768	104
Hasbro	5,867	174
Hillenbrand	2,824	52
Home Depot (A)	77,315	2,115
Interactive Data	1,900	49
International Game Technology	13,643	258
International Speedway, Cl A	1,512	41
Interpublic Group*	22,775	144
ITT Educational Services*	1,921	175
J.C. Penney	9,851	283
Jarden	4,300	118
John Wiley & Sons, Cl A	1,842	69
Johnson Controls	26,845	726
KB Home (A)	3,380	46
Kohl’s*	13,719	729
Lamar Advertising, Cl A* (A)	2,540	70
Las Vegas Sands* (A)	13,793	211
Leggett & Platt	7,819	152
Lennar, Cl A	7,230	92
Liberty Global, Cl A* (A)	11,871	229
Liberty Media - Capital, Ser A*	3,492	77
Liberty Media - Interactive, Cl A*	27,147	289
Liberty Media - Starz* (A)	2,436	117
Limited Brands (A)	12,057	200
LKQ*	5,800	101
Lowe’s	67,010	1,462
Macy’s	19,330	315
Marriott International, Cl A (A)	14,288	367
Marvel Entertainment*	2,400	125
Mattel (A)	15,842	308
McDonald’s	50,380	3,187
McGraw-Hill	15,039	451
MDC Holdings (A)	1,516	45
Meredith (A)	1,358	36
MGM Mirage* (A)	8,439	89
Mohawk Industries* (A)	2,266	93
Morningstar*	900	42
NetFlix* (A)	2,100	123
New York Times, Cl A (A)	4,824	41
Newell Rubbermaid (A)	13,065	190
News, Cl A (A)	105,785	1,212
NIKE, Cl B (A)	16,348	1,061
Nordstrom (A)	7,412	248
NVR* (A)	224	151
Office Depot*	14,189	87
Omnicom Group (A)	14,144	519
O'Reilly Automotive* (A)	6,240	242
Panera Bread, Cl A* (A)	1,162	73
Penn National Gaming* (A)	2,989	80
Penske Auto Group (A)	1,200	18
PetSmart	5,273	136
Phillips-Van Heusen	2,300	92
Polo Ralph Lauren, Cl A (A)	2,680	206
priceline.com* (A)	1,900	407
Pulte Homes (A)	15,545	142
RadioShack	5,571	105
Regal Entertainment Group, Cl A (A)	4,188	58
Ross Stores	5,771	254
Royal Caribbean Cruises*	5,900	145
Scientific Games, Cl A* (A)	2,366	33

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Scripps Networks Interactive, Cl A (A)	4,072	$161
Sears Holdings* (A)	2,328	165
Service International	11,194	86
Sherwin-Williams	4,437	270
Signet Jewelers*	3,800	98
Snap-On (A)	2,391	87
Stanley Works (A)	3,709	180
Staples (A)	32,364	755
Starbucks*	33,406	732
Starwood Hotels & Resorts Worldwide	8,684	278
Strayer Education (A)	600	118
Target	34,785	1,620
Thor Industries	1,900	54
Tiffany (A)	6,025	257
Time Warner	55,379	1,701
Time Warner Cable, Cl A (A)	15,984	670
TJX	18,654	716
Toll Brothers* (A)	6,051	118
TRW Automotive Holdings*	2,793	61
Urban Outfitters* (A)	5,920	187
VF	3,917	285
Viacom, Cl B*	24,469	725
Virgin Media (A)	13,620	224
WABCO Holdings	3,424	81
Walt Disney	85,584	2,586
Warner Music Group*	662	3
Washington Post, Cl B	257	106
Weight Watchers International	1,662	46
Wendy’s, Cl A	14,000	57
Whirlpool (A)	3,287	244
Williams-Sonoma (A)	4,662	95
WMS Industries*	2,600	101
Wyndham Worldwide	8,668	161
Wynn Resorts* (A)	3,096	200
Yum! Brands (A)	20,848	735

		49,404

Consumer Staples — 10.8%
Alberto-Culver, Cl B	3,687	104
Altria Group	94,168	1,771
Archer-Daniels-Midland	29,979	924
Avon Products	19,306	661
BJ’s Wholesale Club* (A)	2,672	93
Brown-Forman, Cl B	4,418	226
Bunge (A)	6,100	378
Campbell Soup	8,678	303
Central European Distribution*	2,300	64
Church & Dwight	3,132	185
Clorox	6,603	398
Coca-Cola (A)	105,820	6,053
Coca-Cola Enterprises (A)	14,215	279
Colgate-Palmolive (A)	22,775	1,917
ConAgra Foods	21,186	470
Constellation Brands, Cl A*	9,131	156
Corn Products International	3,000	84
Costco Wholesale (A)	20,181	1,209
CVS Caremark	66,352	2,058
Dean Foods*	8,087	128
Del Monte Foods	8,458	89
Dr Pepper Snapple Group	11,300	296
Energizer Holdings*	3,341	188

Description	Shares	Market Value ($ Thousands)
Estee Lauder, Cl A	4,954	$232
Flowers Foods	3,000	69
General Mills	14,896	1,013
Green Mountain Coffee Roasters* (A)	1,700	107
Hansen Natural*	2,900	102
Herbalife	3,000	126
Hershey	6,798	240
HJ Heinz	14,837	630
Hormel Foods (A)	3,339	125
JM Smucker	5,211	308
Kellogg	11,603	610
Kimberly-Clark	19,218	1,268
Kraft Foods, Cl A	67,015	1,781
Kroger	29,473	670
Lorillard	7,550	588
McCormick	5,793	207
Mead Johnson Nutrition, Cl A (A)	1,800	79
Molson Coors Brewing, Cl B	5,662	256
NBTY*	2,600	104
Pepsi Bottling Group	6,282	238
PepsiAmericas	2,594	77
PepsiCo	71,137	4,426
Philip Morris International	89,568	4,308
Procter & Gamble	133,274	8,310
Ralcorp Holdings*	2,600	151
Reynolds American	8,010	400
Rite Aid* (A)	19,101	24
Safeway	20,320	457
Sara Lee	33,251	404
Smithfield Foods* (A)	5,975	92
Supervalu	10,789	149
Sysco	26,648	721
Tyson Foods, Cl A	13,965	168
Walgreen	45,125	1,755
Wal-Mart Stores	100,979	5,508
Whole Foods Market* (A)	5,052	130

		53,867

Energy — 11.5%
Alpha Natural Resources* (A)	5,168	191
Anadarko Petroleum	23,140	1,378
Apache	15,259	1,454
Arch Coal	7,712	161
Atwood Oceanics*	2,800	106
Baker Hughes (A)	14,501	591
BJ Services	13,588	255
Cabot Oil & Gas	5,100	195
Cameron International*	11,444	433
Chesapeake Energy	29,466	705
Chevron	91,602	7,149
Cimarex Energy (A)	4,000	187
CNX Gas*	800	22
Comstock Resources*	1,800	67
Concho Resources*	3,700	151
ConocoPhillips	67,576	3,498
Consol Energy	8,244	379
Continental Resources*	1,600	60
Denbury Resources* (A)	11,648	155
Devon Energy (A)	20,513	1,382
Diamond Offshore Drilling (A)	3,309	329
Dresser-Rand Group*	3,934	110
El Paso	33,503	320

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Encore Acquisition*	2,300	$104
ENSCO International	6,523	287
EOG Resources	11,645	1,007
EXCO Resources	6,800	115
Exterran Holdings* (A)	2,900	61
Exxon Mobil	223,212	16,757
FMC Technologies*	5,660	308
Forest Oil* (A)	4,914	90
Frontier Oil	4,600	53
Frontline (A)	2,200	60
Halliburton	41,597	1,221
Helix Energy Solutions Group*	5,300	62
Helmerich & Payne	5,150	193
Hess	13,612	789
Holly	2,000	51
Marathon Oil	32,976	1,076
Mariner Energy*	5,200	65
Massey Energy (A)	3,761	142
Murphy Oil	9,054	511
Nabors Industries* (A)	13,100	271
National Oilwell Varco	18,980	817
Newfield Exploration*	6,099	258
Noble Energy	7,862	513
Occidental Petroleum	36,954	2,985
Oceaneering International*	2,600	142
Oil States International*	2,600	93
Overseas Shipholding Group	727	28
Patterson-UTI Energy	6,332	97
Peabody Energy	12,674	563
PetroHawk Energy* (A)	13,800	308
Pioneer Natural Resources	5,544	229
Plains Exploration & Production*	6,491	177
Pride International *	8,029	254
Quicksilver Resources * (A)	5,102	68
Range Resources	7,439	351
Rowan (A)	5,386	133
SandRidge Energy * (A)	6,400	60
Schlumberger	54,600	3,488
SEACOR Holdings *	900	69
Seahawk Drilling *	535	12
Smith International	9,731	265
Southern Union	5,368	111
Southwestern Energy *	15,476	680
Spectra Energy	30,509	592
St. Mary Land & Exploration	2,700	87
Sunoco	5,556	140
Superior Energy Services *	3,500	74
Teekay	2,100	50
Tesoro (A)	6,846	87
Tidewater	2,170	98
Unit *	1,527	57
Valero Energy	25,636	407
Walter Industries	2,400	165
Whiting Petroleum *	2,400	149
Williams	27,446	546
XTO Energy	26,988	1,145

		57,799

Financials — 14.6%
Affiliated Managers Group *	1,733	113
Aflac	21,156	974
Alexandria Real Estate Equities ‡ (A)	2,000	113

Description	Shares	Market Value ($ Thousands)
Alleghany*	238	$64
Allied World Assurance Holdings	2,000	96
Allstate	25,225	717
AMB Property‡ (A)	6,644	156
American Express	46,234	1,934
American Financial Group	4,214	102
American International Group* (A)	6,023	171
American National Insurance	722	78
AmeriCredit* (A)	3,372	62
Ameriprise Financial	12,200	465
Annaly Capital Management‡	25,811	475
AON	13,150	509
Apartment Investment & Management, Cl A‡ (A)	4,399	59
Arch Capital Group*	2,400	168
Arthur J Gallagher	4,804	108
Aspen Insurance Holdings	3,700	96
Associated Banc (A)	5,184	59
Assurant	5,193	159
AvalonBay Communities‡ (A)	3,541	256
Axis Capital Holdings	6,400	179
Bancorpsouth (A)	3,600	83
Bank of America	395,318	6,266
Bank of Hawaii (A)	1,982	90
Bank of New York Mellon	54,309	1,447
BB&T	32,206	802
BlackRock, Cl A	885	201
BOK Financial (A)	775	36
Boston Properties‡ (A)	6,284	421
Brandywine Realty Trust‡	6,600	65
BRE Properties‡	2,020	63
Brown & Brown (A)	4,724	84
Camden Property Trust‡	3,247	126
Capital One Financial	20,425	784
CapitalSource	11,382	42
Capitol Federal Financial (A)	1,027	30
CB Richard Ellis Group, Cl A* (A)	10,217	117
Charles Schwab (A)	42,885	786
Chimera Investment‡	32,100	129
Chubb (A)	15,918	798
Cincinnati Financial	6,786	173
Citigroup	692,745	2,847
City National (A)	1,738	69
CME Group, Cl A	3,074	1,009
CNA Financial* (A)	700	16
Comerica	7,053	201
Commerce Bancshares	2,619	105
Corporate Office Properties Trust‡	2,800	96
Cullen/Frost Bankers	2,368	114
Digital Realty Trust‡ (A)	3,600	175
Discover Financial Services	24,489	379
Douglas Emmett‡ (A)	5,400	74
Duke Realty‡ (A)	10,909	122
Eaton Vance (A)	5,310	160
Endurance Specialty Holdings (A)	2,200	82
Equity Residential‡	13,087	421
Erie Indemnity, Cl A	1,119	41
Essex Property Trust‡	1,069	85
Everest Re Group	2,700	230
Federal Realty Investment Trust ‡ (A)	2,796	180
Federated Investors, Cl B (A)	3,658	94
Fidelity National Financial, Cl A	10,604	147

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Fifth Third Bancorp	37,982	$383
First American (A)	4,584	145
First Citizens BancShares, Cl A	200	31
First Horizon National*	10,855	147
First Niagara Financial Group	9,400	124
Forest City Enterprises, Cl A (A)	5,142	55
Franklin Resources	6,803	735
Fulton Financial (A)	8,095	70
Genworth Financial, Cl A* (A)	23,292	251
GLG Partners (A)	10,000	29
Goldman Sachs Group	22,975	3,898
Greenhill	800	65
Hanover Insurance Group	2,193	91
Hartford Financial Services Group	14,510	355
HCC Insurance Holdings (A)	4,641	121
HCP ‡ (A)	13,374	419
Health Care REIT‡ (A)	5,783	258
Hospitality Properties Trust‡	5,966	116
Host Hotels & Resorts‡ (A)	26,800	282
HRPT Properties Trust‡	11,302	69
Hudson City Bancorp	21,328	283
Huntington Bancshares	34,934	133
Interactive Brokers Group, Cl A*	2,200	37
IntercontinentalExchange* (A)	3,500	374
Invesco	19,800	441
Investment Technology Group*	1,500	27
Janus Capital Group	7,265	95
Jefferies Group (A)	5,414	127
Jones Lang LaSalle	2,100	107
JPMorgan Chase	171,834	7,301
Keycorp (A)	40,695	238
Kimco Realty‡	16,944	209
Lazard, Cl A (A)	3,800	147
Legg Mason (A)	7,681	217
Leucadia National (A)	8,420	181
Liberty Property Trust‡	5,006	148
Lincoln National	13,788	316
Loews	15,536	550
M&T Bank (A)	3,583	235
Macerich‡ (A)	4,742	141
Mack-Cali Realty‡	3,798	117
Markel*	450	153
Marsh & McLennan	24,665	556
Marshall & Ilsley	25,860	149
MBIA* (A)	4,859	17
Mercury General	1,196	44
MetLife	26,109	893
Moody’s (A)	8,627	201
Morgan Stanley	62,778	1,983
MSCI, Cl A*	4,700	143
NASDAQ OMX Group*	6,700	125
Nationwide Health Properties‡	4,900	167
New York Community Bancorp (A)	16,072	188
Northern Trust (A)	11,405	565
NYSE Euronext	11,800	299
Old Republic International (A)	11,490	122
OneBeacon Insurance Group, Cl A	1,100	15
PartnerRe	2,500	193
People’s United Financial	15,334	250
Plum Creek Timber‡ (A)	7,221	249
PNC Financial Services Group	20,922	1,193
Popular (A)	29,530	70
Principal Financial Group	14,818	376

Description	Shares	Market Value ($ Thousands)
Progressive (A)	32,280	$541
ProLogis‡	19,888	260
Protective Life	3,309	55
Prudential Financial	21,463	1,070
Public Storage‡ (A)	6,368	507
Raymond James Financial (A)	4,221	103
Rayonier‡ (A)	3,503	139
Realty Income‡ (A)	4,600	116
Regency Centers‡	3,808	127
Regions Financial (A)	51,487	302
Reinsurance Group of America, Cl A	3,199	149
RenaissanceRe Holdings	2,900	154
SEI (C)	5,642	99
Senior Housing Properties Trust‡	5,400	112
Simon Property Group‡ (A)	10,792	784
SL Green Realty‡ (A)	3,668	163
SLM* (A)	20,814	228
St. Joe* (A)	3,761	93
StanCorp Financial Group	2,042	76
State Street	22,394	925
Student Loan	102	5
SunTrust Banks (A)	23,646	559
Synovus Financial	19,972	39
T. Rowe Price Group (A)	12,080	591
Taubman Centers‡ (A)	2,200	76
TCF Financial (A)	6,301	83
TD Ameritrade Holding*	11,645	229
TFS Financial	3,700	41
Torchmark	3,750	163
Transatlantic Holdings	1,355	73
Travelers	24,844	1,302
UDR‡	7,393	111
Unitrin	1,260	28
Unum Group	14,705	280
US Bancorp	87,643	2,115
Validus Holdings	4,600	122
Valley National Bancorp (A)	5,730	76
Ventas‡	6,944	298
Vornado Realty Trust‡ (A)	7,268	476
Waddell & Reed Financial, Cl A	4,100	119
Washington Federal (A)	4,563	87
Weingarten Realty Investors ‡ (A)	4,467	87
Wells Fargo (A)	217,366	6,095
Wesco Financial	41	14
White Mountains Insurance Group	347	113
Whitney Holding (A)	5,557	45
Wilmington Trust (A)	2,292	28
WR Berkley (A)	5,614	139
XL Capital, Cl A	15,400	282
Zions Bancorporation (A)	6,102	80

		73,081

Health Care — 12.4%
Abbott Laboratories	70,576	3,846
Abraxis Bioscience*	340	11
Aetna	20,134	586
Alexion Pharmaceuticals *	3,800	172
Allergan	13,796	802
Allscripts-Misys Healthcare
Solutions* (A)	2,400	46
AmerisourceBergen	13,424	331
Amgen*	46,667	2,630

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Amylin Pharmaceuticals* (A)	5,800	$83
Baxter International	27,975	1,526
Beckman Coulter	3,212	209
Becton Dickinson	10,844	811
Biogen Idec*	13,600	638
BioMarin Pharmaceutical* (A)	4,100	68
Bio-Rad Laboratories, Cl A*	1,000	97
Boston Scientific*	70,939	594
Bristol-Myers Squibb	90,313	2,286
Brookdale Senior Living (A)	2,500	39
C.R. Bard	4,385	361
Cardinal Health	16,129	520
CareFusion*	7,864	203
Celgene*	20,892	1,159
Cephalon* (A)	3,348	184
Cerner* (A)	3,074	232
Charles River Laboratories International*	2,843	91
CIGNA	12,455	400
Community Health Systems*	4,062	124
Cooper (A)	1,604	54
Covance*	3,036	161
Coventry Health Care*	6,262	141
DaVita*	4,708	279
Dendreon* (A)	5,500	150
Dentsply International (A)	6,898	230
Edwards Lifesciences*	2,607	215
Eli Lilly (A)	46,161	1,695
Emdeon, Cl A*	1,900	29
Endo Pharmaceuticals Holdings*	4,797	106
Express Scripts*	12,422	1,066
Forest Laboratories*	14,373	441
Gen-Probe*	2,227	93
Genzyme*	12,153	616
Gilead Sciences*	41,850	1,927
Health Management Associates, Cl A* (A)	12,422	76
Health Net*	4,702	100
Henry Schein*	4,184	208
Hill-Rom Holdings	2,724	60
Hologic*	12,000	174
Hospira* (A)	7,081	332
Humana*	7,475	310
Idexx Laboratories* (A)	2,552	128
Illumina*	5,700	165
IMS Health	8,861	189
Intuitive Surgical* (A)	1,700	477
Inverness Medical Innovations* (A)	3,600	151
Johnson & Johnson	126,009	7,918
Kinetic Concepts* (A)	2,413	81
King Pharmaceuticals* (A)	10,126	120
Laboratory Corp of America Holdings*	5,211	380
Life Technologies*	8,370	417
LifePoint Hospitals*	2,376	69
Lincare Holdings*	3,027	108
McKesson	12,266	761
Medco Health Solutions*	21,920	1,385
Mednax*	2,000	112
Medtronic	50,985	2,164
Merck	139,343	5,046
Mettler Toledo International*	1,536	153

Description	Shares	Market Value ($ Thousands)
Millipore*	2,586	$176
Mylan Laboratories* (A)	14,119	252
Myriad Genetics*	4,500	104
Omnicare	5,431	126
OSI Pharmaceuticals*	2,600	87
Patterson*	4,783	123
PerkinElmer	4,834	91
Perrigo (A)	3,800	153
Pfizer	368,480	6,695
Pharmaceutical Product Development	4,284	92
Quest Diagnostics	7,444	431
ResMed*	3,555	179
St. Jude Medical*	16,346	600
Stryker	15,304	771
Techne	1,541	104
Teleflex	1,640	85
Tenet Healthcare*	23,094	105
Thermo Fisher Scientific*	18,925	894
United Therapeutics*	2,200	100
UnitedHealth Group	54,129	1,552
Universal Health Services, Cl B	2,188	122
Valeant Pharmaceuticals International* (A)	3,400	111
Varian Medical Systems*	5,630	263
VCA Antech* (A)	3,539	80
Vertex Pharmaceuticals* (A)	7,600	295
Waters*	4,472	263
Watson Pharmaceuticals* (A)	4,918	182
WellPoint*	22,531	1,217
Zimmer Holdings*	9,725	575

		62,164

Industrials — 10.2%
3M	31,646	2,451
Aecom Technology*	3,900	99
AGCO*	3,800	115
Alexander & Baldwin (A)	1,782	54
Alliant Techsystems* (A)	1,336	115
Ametek	5,047	185
AMR* (A)	17,086	103
Armstrong World Industries*	700	29
Avery Dennison	5,310	199
BE Aerospace*	3,600	69
Boeing	33,091	1,734
Brink’s	1,800	40
Bucyrus International, Cl A (A)	3,600	186
Burlington Northern Santa Fe	11,898	1,170
C.H. Robinson Worldwide (A)	8,086	451
Carlisle	2,666	86
Caterpillar (A)	27,388	1,599
Cintas	6,157	173
Continental Airlines, Cl B* (A)	6,800	97
Con-way	2,223	67
Copa Holdings, Cl A (A)	1,100	55
Copart*	3,213	104
Corrections of America*	5,600	140
Covanta Holding* (A)	6,200	106
Crane	2,400	67
CSX	17,732	842
Cummins	9,612	432
Danaher	11,651	826
Deere	19,118	1,023

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Delta Air Lines*	35,500	$291
Donaldson	3,772	160
Dover	8,257	338
Dun & Bradstreet	2,456	193
Eaton	7,826	500
Emerson Electric	34,120	1,413
Equifax	6,156	176
Expeditors International Washington (A)	10,148	324
Fastenal (A)	5,862	217
FedEx	14,144	1,194
First Solar* (A)	2,300	274
Flowserve	2,600	259
Fluor (A)	8,508	361
FTI Consulting* (A)	2,400	111
Gardner Denver	2,300	86
GATX (A)	2,100	61
General Cable* (A)	2,500	73
General Dynamics	15,672	1,033
General Electric	484,023	7,754
Goodrich	5,492	326
Graco (A)	2,624	74
Harsco	3,470	108
Hertz Global Holdings* (A)	7,200	71
Honeywell International	33,790	1,300
Hubbell, Cl B	2,292	104
IDEX	3,593	107
IHS, Cl A*	2,200	111
Illinois Tool Works	20,380	991
Iron Mountain* (A)	7,963	191
ITT	8,602	445
Jacobs Engineering Group*	5,502	193
JB Hunt Transport Services (A)	3,972	126
Joy Global	4,633	248
Kansas City Southern*	3,700	106
KBR	7,284	136
Kennametal	3,300	74
Kirby*	2,300	77
L-3 Communications Holdings, Cl 3	5,577	437
Landstar System	2,165	81
Lennox International	2,300	85
Lincoln Electric Holdings (A)	1,700	87
Lockheed Martin	14,429	1,114
Manitowoc (A)	5,700	56
Manpower	3,684	182
Masco	16,009	218
McDermott International*	10,200	213
Monster Worldwide*	5,218	76
MSC Industrial Direct, Cl A (A)	2,120	97
Navistar International*	3,000	99
Norfolk Southern	16,633	855
Northrop Grumman	14,578	799
Oshkosh Truck (A)	4,259	169
Owens Corning* (A)	4,200	99
Paccar (A)	16,470	611
Pall	5,545	177
Parker Hannifin (A)	7,604	410
Pentair	4,061	122
Pitney Bowes	9,185	212
Precision Castparts	6,346	658
Quanta Services*	9,200	172
Raytheon (A)	17,868	921

Description	Shares	Market Value ($ Thousands)
Republic Services, Cl A	15,342	$433
Robert Half International	6,876	154
Rockwell Automation	6,504	283
Rockwell Collins	7,562	404
Roper Industries	4,200	219
RR Donnelley & Sons	9,677	199
Ryder System	2,306	93
Shaw Group*	3,500	100
Southwest Airlines	32,920	303
Spirit Aerosystems Holdings, Cl A* (A)	4,700	86
SPX	2,211	118
Stericycle*	3,826	209
SunPower, Cl A* (A)	4,400	91
Terex*	4,248	80
Textron (A)	13,222	265
Thomas & Betts*	2,067	75
Timken	4,260	105
Toro (A)	1,560	62
TransDigm Group	1,500	65
Trinity Industries (A)	3,500	66
Union Pacific	22,916	1,450
United Parcel Service, Cl B	31,941	1,835
United Technologies	38,566	2,593
URS*	3,500	145
USG* (A)	2,298	32
UTi Worldwide	5,100	67
Valmont Industries	1,000	77
Wabtec (A)	2,400	92
Waste Connections*	3,900	127
Waste Management	22,194	729
WESCO International*	2,000	52
WW Grainger (A)	2,781	272

		51,054

Information Technology — 18.4%
Activision Blizzard*	26,756	305
Adobe Systems* (A)	23,702	831
Advanced Micro Devices* (A)	23,634	166
Affiliated Computer Services, Cl A*	4,447	246
Agilent Technologies*	16,264	470
Akamai Technologies* (A)	8,118	195
Alliance Data Systems* (A)	2,612	159
Altera (A)	13,073	275
Amdocs*	8,900	235
Amphenol, Cl A	7,892	325
Analog Devices	13,912	417
Ansys*	4,100	160
Apple*	40,823	8,161
Applied Materials	60,055	739
Arrow Electronics*	5,089	134
Atmel*	18,900	75
Autodesk*	10,137	238
Automatic Data Processing (A)	23,392	1,016
Avnet*	6,410	175
AVX	1,424	17
BMC Software*	8,189	317
Broadcom, Cl A* (A)	22,168	647
Broadridge Financial Solutions	5,873	129
Brocade Communications Systems*	17,600	125
CA (A)	18,738	414

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Cadence Design Systems* (A)	13,063	$78
Ciena* (A)	4,114	50
Cisco Systems*	263,527	6,166
Citrix Systems*	7,987	305
Cognizant Technology Solutions, Cl A*	13,788	606
CommScope*	3,900	98
Computer Sciences*	7,264	402
Compuware*	11,951	83
Convergys*	3,469	39
Corning	70,558	1,177
Cree* (A)	5,022	240
Cypress Semiconductor* (A)	7,200	69
Dell*	79,643	1,124
Diebold	2,729	69
Dolby Laboratories, Cl A* (A)	2,143	96
DST Systems*	1,695	72
eBay*	52,011	1,273
EchoStar, Cl A*	2,132	41
Electronic Arts*	14,265	241
EMC* (A)	91,564	1,541
Equinix* (A)	1,700	163
F5 Networks*	3,738	176
Factset Research Systems (A)	1,800	130
Fairchild Semiconductor International, Cl A*	6,600	53
Fidelity National Information Services	15,690	355
Fiserv*	7,469	345
FLIR Systems*	6,800	195
Genpact*	3,100	40
Global Payments	3,734	191
Google, Cl A*	10,944	6,380
Harris	6,189	272
Hewitt Associates, Cl A*	3,863	155
Hewlett-Packard	109,301	5,362
IAC*	5,132	100
Ingram Micro, Cl A*	7,023	119
Integrated Device Technology*	5,600	32
Intel	255,158	4,899
International Business Machines	60,398	7,631
International Rectifier*	3,355	63
Intersil, Cl A	5,361	69
Intuit* (A)	15,386	449
Itron*	1,900	116
Jabil Circuit	9,174	122
JDS Uniphase*	10,640	79
Juniper Networks* (A)	23,525	615
Kla-Tencor (A)	7,809	244
Lam Research* (A)	5,891	200
Lender Processing Services	4,014	168
Lexmark International, Cl A*	3,986	100
Linear Technology (A)	9,857	266
LSI*	31,948	169
Marvell Technology Group*	24,500	378
Mastercard, Cl A (A)	3,900	939
Maxim Integrated Products (A)	13,600	239
McAfee* (A)	6,873	262
MEMC Electronic Materials*	10,338	125
Microchip Technology (A)	8,422	221
Micron Technology* (A)	37,816	284
Micros Systems*	3,600	101
Microsoft	352,400	10,364

Description	Shares	Market Value ($ Thousands)
Molex (A)	6,370	$119
Motorola	103,734	831
National Instruments	2,536	72
National Semiconductor (A)	9,656	141
NCR*	6,689	63
NetApp* (A)	15,855	489
NeuStar, Cl A*	2,700	63
Novell*	15,326	60
Novellus Systems*	4,377	91
Nuance Communications*	10,000	152
Nvidia*	26,056	340
ON Semiconductor* (A)	19,200	149
Oracle	174,467	3,852
Paychex (A)	15,307	480
PMC - Sierra*	8,700	69
QLogic* (A)	5,980	107
Qualcomm	75,550	3,400
Rambus* (A)	4,500	80
Red Hat* (A)	8,527	228
Rovi* (A)	4,800	143
SAIC*	9,700	173
Salesforce.com*	4,838	303
SanDisk*	10,543	208
Seagate Technology	22,600	342
Silicon Laboratories* (A)	2,200	93
Sohu.com*	1,400	78
Sun Microsystems*	32,969	281
Sybase* (A)	3,900	157
Symantec*	37,048	658
Synopsys*	6,882	155
Tech Data*	2,250	95
Tellabs*	16,789	94
Teradata*	7,989	234
Teradyne* (A)	8,863	79
Texas Instruments	57,908	1,465
Total System Services	6,691	116
Trimble Navigation*	4,914	110
Varian Semiconductor Equipment Associates*	3,200	93
VeriSign* (A)	8,985	202
Visa, Cl A (A)	20,800	1,685
Vishay Intertechnology* (A)	9,550	69
VMware, Cl A*	2,500	105
WebMD Health, Cl A* (A)	2,422	88
Western Digital*	10,630	392
Western Union	33,128	611
Xerox (A)	41,251	318
Xilinx (A)	12,157	275
Yahoo!*	55,481	830
Zebra Technologies, Cl A*	3,025	80

		92,230

Materials — 4.0%
Air Products & Chemicals	9,494	787
Airgas	4,015	186
AK Steel Holding	5,300	106
Albemarle	3,744	126
Alcoa	44,202	553
Allegheny Technologies	4,097	139
Aptargroup	2,800	101
Ashland	3,476	125
Ball	4,575	226
Bemis	4,774	140

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Cabot	3,373	$77
Carpenter Technology	2,300	53
Celanese, Cl A	6,483	193
CF Industries Holdings (A)	1,900	162
Cliffs Natural Resources (A)	6,400	282
Commercial Metals	4,900	78
Compass Minerals International	1,600	104
Crown Holdings*	7,451	187
Cytec Industries	2,381	81
Dow Chemical (A)	50,570	1,405
E.I. Du Pont de Nemours (A)	41,792	1,445
Eagle Materials (A)	2,000	54
Eastman Chemical	3,142	189
Ecolab	10,791	485
FMC	3,460	194
Freeport-McMoRan Copper & Gold, Cl B (A)	18,712	1,549
Greif, Cl A	1,500	84
Huntsman	8,329	79
International Flavors & Fragrances	3,291	134
International Paper	20,555	523
Intrepid Potash* (A)	1,500	46
Lubrizol	3,234	234
Martin Marietta Materials (A)	1,963	167
MeadWestvaco	8,258	226
Monsanto	24,850	2,007
Mosaic	7,578	413
Nalco Holding	5,917	145
Newmont Mining	21,733	1,166
Nucor	14,790	627
Owens-Illinois*	7,791	244
Packaging of America	4,599	92
Pactiv*	6,183	151
PPG Industries	7,823	465
Praxair	13,925	1,142
Reliance Steel & Aluminum	2,900	119
Royal Gold (A)	1,400	75
RPM International	6,269	123
Schnitzer Steel Industries, Cl A	1,000	45
Scotts Miracle-Gro, Cl A	1,806	72
Sealed Air	7,768	173
Sigma-Aldrich (A)	5,348	285
Sonoco Products	4,046	114
Southern Copper (A)	7,848	274
Steel Dynamics	10,100	171
Temple-Inland (A)	4,075	73
Terra Industries	4,900	189
Titanium Metals	3,358	33
United States Steel (A)	6,583	294
Valspar (A)	4,764	125
Vulcan Materials	5,757	279
Weyerhaeuser (A)	10,078	393

		19,809

Telecommunication Services — 3.0%
American Tower, Cl A*	17,922	734
AT&T	269,633	7,264
CenturyTel	13,275	472
Clearwire, Cl A* (A)	2,500	14
Crown Castle International*	13,796	506
Frontier Communications (A)	12,955	102
Leap Wireless International* (A)	2,900	42

Description	Shares	Market Value ($ Thousands)
Level 3 Communications* (A)	67,400	$84
MetroPCS Communications* (A)	11,800	74
NII Holdings*	7,720	230
Qwest Communications International (A)	65,096	238
SBA Communications, Cl A* (A)	5,300	170
Sprint Nextel*	132,344	491
Telephone & Data Systems	4,102	125
tw telecom , Cl A*	7,400	108
US Cellular*	831	31
Verizon Communications	129,715	4,081
Windstream	20,347	202

		14,968

Utilities — 3.8%
AES*	31,624	403
AGL Resources	3,247	112
Allegheny Energy	7,566	166
Alliant Energy	5,176	142
Ameren (A)	11,290	293
American Electric Power	21,550	694
American Water Works	2,900	65
Aqua America (A)	5,477	89
Atmos Energy	3,691	101
Calpine*	14,900	166
Centerpoint Energy	18,715	248
CMS Energy (A)	9,542	136
Consolidated Edison (A)	13,016	558
Constellation Energy Group	8,358	266
Dominion Resources	27,512	1,001
DPL	5,446	146
DTE Energy	7,264	291
Duke Energy	58,319	973
Dynegy, Cl A*	22,518	41
Edison International	15,479	527
Energen	2,937	128
Entergy	9,198	723
Equities (A)	5,866	242
Exelon (A)	29,929	1,442
FirstEnergy	14,381	620
FPL Group	19,173	996
Great Plains Energy	6,471	115
Hawaiian Electric Industries (A)	3,746	74
Integrys Energy Group (A)	3,102	120
ITC Holdings	2,400	107
MDU Resources Group	8,621	195
Mirant* (A)	6,461	92
National Fuel Gas	3,289	154
NiSource	12,821	183
Northeast Utilities	7,907	191
NRG Energy* (A)	12,700	304
NSTAR	5,028	167
NV Energy	10,800	126
OGE Energy (A)	4,568	158
Oneok	4,929	197
Ormat Technologies	1,000	41
Pepco Holdings	10,044	164
PG&E	17,318	733
Pinnacle West Capital	4,792	168
PPL	17,126	523
Progress Energy	13,261	518
Public Service Enterprise Group	22,852	717
Questar	7,746	307

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Index Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
RRI Energy*	14,659	$72
SCANA	5,420	191
Sempra Energy	11,523	612
Southern	35,503	1,139
TECO Energy	10,600	156
UGI	4,850	114
Vectren	3,491	82
Westar Energy	5,300	109
Wisconsin Energy	5,249	237
Xcel Energy	21,681	441

		19,076

Total Common Stock (Cost $407,047) ($ Thousands)		493,452

AFFILIATED PARTNERSHIP — 12.6%
SEI Liquidity Fund, L.P. 0.320% (B)** †	63,613,253	62,795

Total Affiliated Partnership (Cost $63,613) ($ Thousands)		62,795

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.130%** †	6,208,971	6,209

Total Cash Equivalent (Cost $6,209) ($ Thousands)		6,209

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.125%, 12/10/09 (D) (E)	828	828

Total U.S. Treasury Obligation (Cost $828) ($ Thousands)		828

Total Investments — 112.6% (Cost $477,697)($ Thousands)		$563,284

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 E-Mini	146	Dec-2009	$386
S&P Mid 400 E-Mini	4	Dec-2009	6

			$392

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $500,256 ($ Thousands).

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $62,407 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities on November 30, 2009 was $62,795 ($ Thousands).

(C)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(D)	Rate shown is the effective yield at time of purchase.

(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

S&P — Standard & Poor’s

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Consumer Discretionary — 13.3%
Aaron’s	18,700	$469
Abercrombie & Fitch, Cl A (A)	8,160	326
American Axle & Manufacturing Holdings	31,500	197
American Eagle Outfitters	135,690	2,087
American Greetings, Cl A (A)	98,800	2,045
American Public Education*	84,802	2,716
America’s Car-Mart*	21,200	513
Amerigon* (A)	113,254	751
Ameristar Casinos	45,900	798
AnnTaylor Stores*	36,400	509
Arctic Cat	54,500	368
ArvinMeritor	30,400	247
Ascent Media, Cl A*	2,100	48
Bally Technologies*	4,900	203
Barnes & Noble	107,700	2,514
Beazer Homes USA*	56,000	241
Bebe Stores	21,823	118
Belo, Cl A	76,318	359
Big Lots*	38,000	876
BJ’s Restaurants* (A)	105,429	1,800
Bluegreen*	15,899	37
Blyth	11,031	359
Bob Evans Farms (A)	19,500	493
Boyd Gaming*	27,200	222
Brinker International	20,200	279
Brink’s Home Security Holdings*	39,050	1,278
Brown Shoe	56,700	582
Brunswick	3,000	30
Buckle	9,400	257
Buffalo Wild Wings*	19,298	771
Cabela’s* (A)	74,100	894
California Pizza Kitchen*	52,000	653
Callaway Golf (A)	98,720	708
Capella Education* (A)	41,467	2,956
Career Education*	7,600	198
Carter’s*	104,400	2,271
Casual Male Retail Group*	248,400	648
Cato, Cl A (A)	164,537	3,148
Century Casinos*	236,817	597
Cheesecake Factory*	19,100	360
Childrens Place Retail Stores*	5,600	179
Christopher & Banks	64,229	367
Citi Trends*	6,700	183
CKE Restaurants	34,600	292
CKX*	6,300	34
Coldwater Creek* (A)	55,880	237
Cooper Tire & Rubber	80,066	1,435
Corinthian Colleges*	48,000	711
Cracker Barrel Old Country Store (A)	25,100	943
CSS Industries	17,600	327
Dana Holdings*	30,501	222
Dick’s Sporting Goods* (A)	51,802	1,075
Dillard’s, Cl A	33,900	576
DineEquity	49,800	1,061
Domino’s Pizza*	31,200	245
Dress Barn*	52,334	1,124
DSW, Cl A* (A)	84,600	1,975
Eastman Kodak	257,500	1,043

Description	Shares	Market Value ($ Thousands)
Ethan Allen Interiors (A)	32,497	$377
Exide Technologies*	100,200	751
Federal Mogul, Cl A*	69,083	933
Finish Line, Cl A	161,310	1,428
Foot Locker	165,800	1,573
Fossil*	11,200	345
Fred’s, Cl A	47,700	466
Fuel Systems Solutions* (A)	18,561	895
Furniture Brands International*	41,008	172
Gaylord Entertainment*	9,100	160
Grand Canyon Education*	74,455	1,427
Group 1 Automotive	6,500	164
Gymboree*	9,500	379
Harte-Hanks	42,400	407
hhgregg*	23,216	449
Hibbett Sports* (A)	83,345	1,576
Hillenbrand	32,761	600
HOT Topic*	325,000	1,865
HSN*	38,300	686
Hyatt Hotels, Cl A* (A)	4,650	134
Iconix Brand Group*	248,360	2,796
Interactive Data	52,159	1,332
International Speedway, Cl A	58,400	1,575
Interval Leisure Group*	1,600	18
J Crew Group*	71,625	3,065
Jack in the Box* (A)	97,500	1,820
Jackson Hewitt Tax Service	81,900	339
Jakks Pacific* (A)	24,500	295
Jarden	125,766	3,452
Jo-Ann Stores*	27,004	901
Jones Apparel Group	102,990	1,746
Jos. A. Bank Clothiers*	11,800	482
Journal Communications, Cl A	152,400	532
K12* (A)	34,379	616
Kirkland’s*	69,400	1,057
Lakeland Industries*	112,000	753
Landry’s Restaurants* (A)	12,100	257
Life Time Fitness* (A)	161,144	3,642
Lifetime Brands	71,800	445
Lincoln Educational Services*	88,200	1,951
Lions Gate Entertainment*	144,500	721
Live Nation*	59,585	427
Liz Claiborne	59,700	249
LodgeNet Interactive*	65,500	294
Lululemon Athletica* (A)	77,469	2,027
Marvel Entertainment*	20,300	1,057
Matthews International, Cl A	40,200	1,393
MDC Holdings	12,400	368
MDC Partners, Cl A*	445,400	3,666
Men’s Wearhouse	20,811	424
Meredith (A)	53,200	1,402
Meritage Homes*	77,500	1,382
Morningstar* (A)	44,269	2,052
National CineMedia	81,629	1,193
New Frontier Media*	245,100	451
Nordstrom	45,355	1,517
NutriSystem	40,300	996
NVR*	1,960	1,319
O’Charleys*	27,900	179
Office Depot*	167,185	1,026
OfficeMax	146,600	1,551
Orient-Express Hotels, Cl A	178,149	1,489
Oxford Industries	17,200	369

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Pacific Sunwear of California*	11,500	$38
Papa John’s International*	2,400	53
Peet’s Coffee & Tea* (A)	24,485	797
Penske Auto Group	21,200	313
PetSmart (A)	87,627	2,255
PF Chang’s China Bistro* (A)	27,638	901
Phillips-Van Heusen	15,200	608
Pinnacle Entertainment*	273,945	2,896
Polaris Industries (A)	22,200	969
Pre-Paid Legal Services*	11,500	438
Princeton Review*	400,000	1,552
Pulte Homes	117,325	1,072
RadioShack (A)	78,200	1,475
Red Robin Gourmet Burgers*	64,900	1,013
Regis (A)	160,751	2,517
Rent-A-Center, Cl A*	114,700	2,029
Retail Ventures*	153,767	1,198
Ruby Tuesday* (A)	73,100	463
Rue21*	61,500	1,520
Ryland Group	24,800	454
Saks*	217,790	1,331
Scholastic (A)	48,300	1,218
Scientific Games, Cl A* (A)	29,059	411
Sealy*	80,000	214
Shutterfly* (A)	62,300	893
Signet Jewelers*	15,400	398
Sinclair Broadcast Group, Cl A	39,677	146
Smith & Wesson Holding*	37,600	186
Sonic Automotive, Cl A	47,400	419
Sotheby’s	28,093	533
Spartan Motors	45,200	234
Spectrum Group International*	9,759	24
Stage Stores	149,500	1,807
Stamps.com*	14,025	125
Standard Pacific*	152,215	486
Steiner Leisure*	30,100	1,190
Stewart Enterprises, Cl A	92,104	431
Stoneridge*	26,800	187
Sturm Ruger (A)	92,300	993
Superior Industries International	15,100	216
Systemax	13,500	208
Tempur-Pedic International*	94,900	2,045
Tenneco*	50,793	732
Texas Roadhouse, Cl A*	101,550	1,044
Thunderbird Resorts* (B)	288,591	231
Tickeaster Entertainment*	3,600	38
Timberland, Cl A*	85,400	1,426
Tractor Supply* (A)	13,059	610
TRW Automotive Holdings*	6,000	131
Tupperware Brands	14,000	652
Ulta Salon Cosmetics & Fragrance*	53,168	874
Under Armour, Cl A*	39,050	1,000
Universal Electronics*	17,113	368
Urban Outfitters*	39,990	1,265
Valassis Communications*	35,100	520
Volcom*	13,100	206
Warnaco Group*	4,000	163
Wet Seal, Cl A*	51,300	149
Williams-Sonoma	22,900	465
World Wrestling Entertainment, Cl A	32,900	529

Description	Shares	Market Value ($ Thousands)
Zale*	40,200	$189

		160,216

Consumer Staples — 3.5%
Alliance One International*	328,100	1,565
American Italian Pasta, Cl A*	12,000	383
American Oriental Bioengineering* (A)	104,300	418
Andersons	41,600	1,087
Cal-Maine Foods (A)	36,600	1,004
Casey’s General Stores	50,360	1,541
Central Garden and Pet* (A)	35,415	309
Central Garden and Pet, Cl A*	31,766	262
Chattem* (A)	14,300	941
Chiquita Brands International*	165,036	2,804
Corn Products International	26,792	751
Cosan Industria e Comercio (Brazil)*	98,700	1,164
Darling International*	44,100	314
Dean Foods*	53,944	858
Del Monte Foods	283,800	2,977
Diedrich Coffee*	3,300	109
Dole Food*	38,148	438
Flowers Foods (A)	77,300	1,769
Fresh Del Monte Produce*	76,600	1,665
Great Atlantic & Pacific Tea*	14,400	160
Herbalife	56,217	2,358
Ingles Markets, Cl A	25,700	401
Kulim Malaysia	426,000	923
Lancaster Colony	18,900	902
Lance (A)	56,814	1,383
Nash Finch (A)	16,900	554
NBTY*	33,500	1,345
Nu Skin Enterprises, Cl A	42,100	1,127
Pantry*	157,729	2,331
Prestige Brands Holdings*	56,700	395
Pricesmart	7,400	139
Rite Aid*	90,300	116
Ruddick	52,600	1,400
Sanderson Farms (A)	35,781	1,437
Saskatchewan Wheat Pool, Cl Common Subscription Recei*	129,800	1,311
Smart Balance*	327,008	1,763
Smithfield Foods* (A)	23,407	362
TreeHouse Foods*	300	11
United Natural Foods*	6,700	169
Universal	59,300	2,545
USANA Health Sciences*	6,000	193
Village Super Market, Cl A	3,000	91
Winn-Dixie Stores*	45,600	492

		42,267

Energy — 5.7%
Allis-Chalmers Energy* (A)	106,888	346
Alon USA Energy (A)	26,200	188
Approach Resources*	145,200	1,016
Arena Resources* (A)	41,801	1,709
Atlas Energy	20,300	522
ATP Oil & Gas*	5,300	85
Basic Energy Services*	78,100	537
Berry Petroleum, Cl A	33,110	905
Boots & Coots International Control*	108,110	155

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
BPZ Energy PIPE*	46,900	$341
BPZ Resources* (A)	132,600	965
Bristow Group*	8,000	275
Cal Dive International*	470,737	3,418
Cameron International*	3,910	148
CARBO Ceramics	20,700	1,228
Clayton Williams Energy*	7,828	221
Complete Production Services*	1,700	18
Comstock Resources*	74,393	2,762
Contango Oil & Gas*	6,900	306
CVR Energy*	10,300	76
Delek US Holdings	18,134	125
Denbury Resources*	16,000	212
DHT Maritime	17,800	72
Dresser-Rand Group*	74,355	2,088
Exterran Holdings*	25,457	533
Forest Oil* (A)	80,000	1,466
Frontier Oil	36,500	421
GeoMet*	279,191	316
Global Industries*	90,000	528
GMX Resources*	102,403	1,196
Goodrich Petroleum* (A)	67,510	1,494
Gran Tierra Energy*	75,900	433
Gulfmark Offshore*	11,600	316
Gulfport Energy*	37,900	360
Hercules Offshore*	35,100	179
Holly	98,300	2,502
Hornbeck Offshore Services*	20,300	463
Infinity Bio-Energy*	635,045	—
Key Energy Services*	209,118	1,593
Kinder Morgan Management LLC*	39,131	1,967
Knightsbridge Tankers	47,300	618
Matrix Service*	7,100	61
McMoRan Exploration*	29,664	215
Newpark Resources*	58,400	156
Northern Oil And Gas* (A)	134,000	1,226
Oil States International* (A)	12,300	441
Oilsands Quest* (A)	1,055,600	1,277
Overseas Shipholding Group (A)	40,000	1,532
Parker Drilling* (A)	177,700	888
Patterson-UTI Energy	85,300	1,313
PetroHawk Energy*	145,232	3,245
Petroleum Development*	33,400	600
Petroquest Energy*	171,763	967
Quicksilver Resources*	140,759	1,874
Rentech* (A)	380,700	583
Rex Energy*	14,687	133
Rosetta Resources*	94,000	1,481
RPC (A)	98,200	949
SandRidge Energy*	175,891	1,650
SEACOR Holdings* (A)	9,400	720
Seahawk Drilling* (A)	39,700	855
Ship Finance International	14,900	194
St. Mary Land & Exploration	4,500	146
StealthGas	125,400	756
Stone Energy*	24,200	458
Superior Energy Services* (A)	68,620	1,451
Swift Energy* (A)	103,742	2,227
Teekay Tankers, Cl A	31,200	749
Tesoro (A)	49,600	634
Tidewater	7,116	320
USEC* (A)	238,600	873

Description	Shares	Market Value ($ Thousands)
Vaalco Energy	176,400	$739
W&T Offshore (A)	123,900	1,282
Western Refining*	41,500	193
Willbros Group* (A)	100,544	1,584
World Fuel Services	90,568	4,816

		68,691

Financials — 18.1%
Acadia Realty Trust‡	2,100	34
Advance America Cash Advance Centers	106,625	667
Affiliated Managers Group* (A)	39,614	2,583
Agree Realty‡	4,800	118
Alexander’s‡*	100	28
Allied Capital	158,700	562
Allied World Assurance Holdings	44,600	2,131
AMB Property‡	104,050	2,450
American Campus Communities‡	25,500	687
American Capital Agency‡	10,600	281
American Equity Investment Life Holding	67,431	494
American Physicians Capital	33,999	928
Amerisafe*	18,523	313
Amtrust Financial Services	64,700	773
Annaly Capital Management‡	14,300	263
Anthracite Capital‡ (A)	85,700	33
Anworth Mortgage Asset‡	366,059	2,636
Apartment Investment & Management, Cl A‡ (A)	114,064	1,541
Apollo Investments*	73,838	710
Ares Capital	37,600	437
Argo Group International Holdings*	15,200	443
Artio Global Investors, Cl A*	57,400	1,314
Ashford Hospitality Trust‡	84,539	353
Aspen Insurance Holdings	64,600	1,674
Associated Estates Realty‡	11,600	115
Assured Guaranty (A)	50,400	1,143
Astoria Financial (A)	40,718	423
AvalonBay Communities‡ (A)	24,433	1,765
Banco Latinoamericano de Comercio Exterior, Cl E	56,900	794
Bancorp Rhode Island	15,177	383
Bancorpsouth (A)	22,390	519
Bank Mutual	35,700	250
Bank of Hawaii	30,900	1,412
Bank of the Ozarks	6,200	165
Berkshire Hills Bancorp	34,900	658
BioMed Realty Trust‡	46,300	634
Boston Private Financial Holdings (A)	15,170	71
Boston Properties‡ (A)	62,050	4,156
Brasil Brokers Participacoes	390,700	1,293
Calamos Asset Management, Cl A	25,522	268
CapitalSource	373,435	1,371
CapLease‡	13,400	58
Capstead Mortgage‡	151,600	2,165
Cardinal Financial	43,759	371
Cardtronics*	233,548	2,581
Cathay General Bancorp (A)	10,600	83

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
CBL & Associates Properties‡ (A)	143,179	$1,326
Cedar Shopping Centers‡	7,700	47
Centerstate Banks	42,690	352
Central Pacific Financial (A)	29,400	24
Chemical Financial	17,948	422
Chimera Investment‡	373,032	1,503
Citizens Republic Bancorp* (A)	36,000	20
City Holding	1,300	42
CNA Surety*	26,160	352
Cogdell Spencer‡	262,500	1,326
Cohen & Steers	13,600	260
Colonial Properties Trust ‡	11,100	120
Community Bank System	51,188	950
Conseco* (A)	248,500	1,190
Corporate Office Properties Trust‡ (A)	29,950	1,024
Cousins Properties‡	3,134	23
Crawford, Cl B*	17,124	66
CreXus Investment‡*	40,400	537
CVB Financial	58,900	457
Cypress Sharpridge Investments‡	1,200	16
DCT Industrial Trust‡	24,100	114
Delphi Financial Group, Cl A	84,900	1,856
Developers Diversified Realty‡	29,500	299
DiamondRock Hospitality‡	13,000	105
Dime Community Bancshares	33,400	375
Dollar Financial* (A)	67,100	1,638
Douglas Emmett‡ (A)	128,050	1,757
Duff & Phelps, Cl A	74,134	1,258
DuPont Fabros Technology‡	15,300	245
Dynex Capital‡	8,600	69
E*Trade Financial*	401,900	659
EastGroup Properties‡	3,200	121
Education Realty Trust‡	74,576	369
EMC Insurance Group	4,871	101
Employers Holdings	81,628	1,250
Encore Bancshares*	73,100	611
Encore Capital Group*	30,600	521
Endurance Specialty Holdings (A)	42,053	1,572
Entertainment Properties Trust‡ (A)	24,200	764
Equity Lifestyle Properties‡	3,400	163
Equity One‡ (A)	79,786	1,289
Equity Residential‡	67,500	2,174
ESSA Bancorp	33,800	428
Essex Property Trust‡ (A)	31,500	2,512
Extra Space Storage‡	114,100	1,254
FBL Financial Group, Cl A (A)	32,400	571
FBR Capital Markets*	282,500	1,771
Federal Realty Investment Trust‡ (A)	26,400	1,698
Federated Investors, Cl B (A)	25,770	664
FelCor Lodging Trust‡	13,600	46
Financial Federal	17,400	472
First Bancorp	205,347	318
First Busey (A)	126,178	414
First Commonwealth Financial	39,204	167
First Financial Bancorp (A)	166,631	2,215
First Financial Bankshares	700	36
First Financial Holdings	67,400	903
First Horizon National* (A)	48,806	661
First Industrial Realty Trust‡	57,000	254
First Merchants	9,500	57

Description	Shares	Market Value ($ Thousands)
First Midwest Bancorp	4,400	$46
First Potomac Realty Trust‡	9,000	106
FirstMerit	22,496	471
Flushing Financial	162,000	1,768
FNB (Pennsylvania)	46,942	306
FPIC Insurance Group* (A)	11,600	407
Franklin Street Properties‡	8,600	97
GAMCO Investors, Cl A	2,400	110
General Shopping Brasil (Brazil)*	246,600	1,143
Getty Realty‡	3,100	70
GFI Group	98,500	479
Gladstone Capital	19,782	155
Gladstone Commercial‡	3,600	48
Glimcher Realty Trust‡	5,200	15
Gluskin Sheff + Associates	52,900	1,020
Great American Group*	236,900	865
Great Southern Bancorp (A)	900	20
Greenhill	15,254	1,246
Grubb & Ellis* (A)	888,460	1,306
Hancock Holding (A)	34,883	1,444
Harleysville Group	8,100	255
Hatteras Financial‡	42,600	1,304
HCP‡	108,100	3,384
Healthcare Realty Trust‡	9,700	214
Hercules Technology Growth Capital	102,265	1,007
Hersha Hospitality Trust‡	101,200	266
Highwoods Properties‡	37,700	1,154
Home Bancshares	37,700	863
Home Federal Bancorp	34,800	424
Home Properties‡	5,900	265
Horace Mann Educators	98,778	1,187
Horizon Financial (A)	400	—
Hospitality Properties Trust‡	19,100	371
Host Hotels & Resorts‡ (A)	162,150	1,706
HRPT Properties Trust‡	172,600	1,060
Hudson Valley Holding	51,100	1,337
Iberiabank (A)	6,656	378
Infinity Property & Casualty	47,949	1,916
Inland Real Estate‡	63,500	498
International Assets Holding*	16,454	272
International Bancshares (A)	123,700	2,075
Investors Real Estate Trust‡ (A)	176,100	1,551
iStar Financial‡	130,800	318
Janus Capital Group	50,563	662
Jones Lang LaSalle	33,155	1,687
Kansas City Life Insurance	14,600	393
KBW*	13,000	320
Kennedy-Wilson Holdings*	41,200	375
Kilroy Realty‡	4,600	139
Kite Realty Group Trust‡	11,200	36
Knight Capital Group, Cl A*	34,700	508
LaBranche*	1,400	4
LaSalle Hotel Properties‡	5,200	97
Lexington Realty Trust‡	14,172	69
Life Partners Holdings	9,600	179
LTC Properties‡	62,693	1,612
Macerich‡ (A)	54,767	1,630
Mack-Cali Realty‡	26,300	807
MainSource Financial Group	22,500	119
MarketAxess Holdings	228,326	2,843
Max Capital Group	119,000	2,593
MB Financial	80,800	1,507

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Meadowbrook Insurance Group	366,568	$2,511
Medical Properties Trust‡	111,500	1,079
MF Global*	83,300	524
MFA Mortgage Investments‡	425,143	3,218
MGIC Investment*	488,575	1,954
Mid-America Apartment Communities‡ (A)	17,934	834
Montpelier Re Holdings (A)	60,813	1,018
MSCI, Cl A*	39,902	1,216
National Health Investors‡	4,200	139
National Penn Bancshares (A)	55,095	304
National Retail Properties‡	14,600	293
Nationwide Health Properties‡	7,613	259
Nelnet, Cl A	178,675	3,104
NewAlliance Bancshares (A)	34,957	412
NorthStar Realty Finance‡ (A)	38,144	129
NYSE Euronext	6,900	174
OceanFirst Financial	13,950	141
Old National Bancorp	199,600	2,323
Omega Healthcare Investors‡	12,400	224
Oriental Financial Group	113,000	1,096
Pacific Capital Bancorp	118,300	111
PacWest Bancorp (A)	46,717	860
Parkway Properties‡	32,800	612
Pennsylvania Real Estate Investment Trust‡	44,000	325
Pennymac Mortgage Investment Trust‡ *	1,200	21
PHH*	61,433	849
Phoenix	201,800	500
Pico Holdings*	40,558	1,214
Piper Jaffray*	4,500	195
Platinum Underwriters Holdings	136,696	4,824
PMA Capital, Cl A*	101,179	645
Post Properties‡ (A)	69,050	1,273
Potlatch‡	5,200	153
Presidential Life	18,168	185
ProAssurance* (A)	15,841	844
Prospect Capital (A)	133,100	1,448
Prosperity Bancshares	21,600	860
Provident Financial Services	29,700	314
PS Business Parks‡	1,800	86
Public Storage‡	45,024	3,583
RAIT Financial Trust‡ (A)	238,800	370
Ramco-Gershenson Properties‡	7,300	66
Raymond James Financial (A)	12,700	309
Redwood Trust‡	19,500	280
Reinsurance Group of America, Cl A	19,727	917
Renasant	43,900	625
Republic Bancorp, Cl A	42,800	807
Resource Capital‡	28,100	145
Riskmetrics Group*	140,340	2,095
S&T Bancorp	17,300	276
Safeguard Scientifics*	26,200	242
Safety Insurance Group	41,700	1,485
Sandy Spring Bancorp (A)	8,500	79
Saul Centers‡	19,850	613
SCBT Financial	28,900	751
SeaBright Insurance Holdings*	57,100	628
Selective Insurance Group	40,800	636
Senior Housing Properties Trust‡	76,550	1,590
Signature Bank NY* (A)	35,310	1,094

Description	Shares	Market Value ($ Thousands)
Simon Property Group‡	45,764	$3,325
SL Green Realty‡	10,000	444
South Financial Group (A)	185,100	113
Sovran Self Storage‡	17,503	566
Starwood Property Trust‡	51,100	991
Stewart Information Services (A)	90,160	935
Strategic Hotels & Resorts‡ *	114,200	194
Student Loan	18,200	904
Sun Communities‡	10,300	196
Sunstone Hotel Investors‡	46,450	376
Susquehanna Bancshares	34,735	199
SVB Financial Group*	34,320	1,299
SWS Group	70,369	875
Synovus Financial	208,769	407
Tanger Factory Outlet Centers‡	6,000	235
TCF Financial (A)	34,600	455
TD Ameritrade Holding*	26,331	517
Texas Capital Bancshares*	47,000	682
Thomas Weisel Partners Group*	92,700	417
Titanium Asset Management* (J)	132,700	382
Tower Group	24,088	595
TradeStation Group*	43,400	319
Trustco Bank	170,967	1,053
Trustmark (A)	27,500	527
UMH Properties‡	2,100	16
Union Bankshares	30,000	354
United Bankshares	29,600	506
United Community Banks*	46,939	182
United Financial Bancorp	28,100	361
Universal Health Realty Income Trust‡	5,600	172
Uranium Participation*	192,500	1,202
Urstadt Biddle Properties, Cl A‡	9,200	126
U-Store-It Trust‡	9,500	62
Validus Holdings	71,247	1,888
Value Creation* (H) (I) (J)	119,600	13
Ventas‡ (A)	49,450	2,123
ViewPoint Financial Group	39,200	513
Vornado Realty Trust‡ (A)	23,054	1,509
Walter Investment Management‡	4,500	55
Washington Real Estate Investment Trust‡	21,200	553
Webster Financial (A)	16,000	204
Weingarten Realty Investors‡	30,550	593
WesBanco	24,100	311
Westamerica Bancorporation	15,000	798
Whitney Holding (A)	17,334	140
Willis Group Holdings (A)	22,962	623
Wilshire Bancorp	20,200	142
Winthrop Realty Trust‡	3,100	28
Wintrust Financial	8,400	218
World Acceptance* (A)	43,300	1,270
WSFS Financial	28,500	760
Zenith National Insurance	51,300	1,467
Zions Bancorporation (A)	37,280	490

		217,993

Health Care — 11.7%
Abaxis* (A)	76,183	1,712
Acadia Pharmaceuticals* (A)	249,100	306
Achillion Pharmaceuticals*	180,092	378
Acorda Therapeutics*	60,974	1,468
Affymetrix*	83,600	396

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Air Methods*	18,600	$641
Albany Molecular Research*	50,519	424
Alexion Pharmaceuticals*	47,802	2,168
Align Technology* (A)	61,963	1,014
Alkermes* (A)	72,034	647
Alnylam Pharmaceuticals* (A)	26,170	440
AMAG Pharmaceuticals* (A)	85,780	3,207
Amedisys*	45,951	1,702
American Medical Systems Holdings*	22,700	399
AMERIGROUP*	23,801	564
AMN Healthcare Services*	208,900	1,669
Amsurg, Cl A*	128,403	2,659
Analogic	7,556	306
Angiodynamics*	21,314	331
Arena Pharmaceuticals* (A)	321,302	1,166
Array Biopharma*	105,073	181
Assisted Living Concepts, Cl A*	31,500	737
athenahealth*	49,036	2,055
BioMarin Pharmaceutical*	188,242	3,108
Cantel Medical*	26,000	465
Cardiome Pharma*	352,856	1,418
Catalyst Health Solutions*	73,355	2,495
Centene*	78,800	1,483
Cephalon*	3,600	198
Cepheid* (A)	41,727	517
Chemed	37,095	1,676
Conceptus* (A)	38,389	650
Conmed*	166,047	3,452
Cooper (A)	19,763	662
Covance*	11,400	606
Cross Country Healthcare*	133,800	1,139
CryoLife*	12,100	69
Cubist Pharmaceuticals*	14,300	239
Cyberonics*	15,700	283
Cypress Bioscience* (A)	88,077	467
Durect*	447,774	1,007
Emergency Medical Services, Cl A*	21,700	1,047
Enzo Biochem*	26,656	138
eResearch Technology*	51,503	304
Exactech*	52,542	830
Exelixis* (A)	91,526	626
Genoptix*	49,840	1,807
Gen-Probe*	30,296	1,263
Gentiva Health Services*	19,600	463
Haemonetics*	8,100	432
Halozyme Therapeutics* (A)	71,403	390
Hanger Orthopedic Group*	9,500	127
Healthsouth*	33,900	595
Healthspring*	59,200	980
HealthTronics*	244,622	533
Healthways*	8,000	137
Hill-Rom Holdings	36,000	798
Human Genome Sciences* (A)	39,498	1,099
ICU Medical*	73,400	2,422
Idexx Laboratories*	11,300	566
Illumina*	5,000	145
Immucor*	27,700	511
Incyte* (A)	277,125	2,308
Inspire Pharmaceuticals*	161,100	938
Integra LifeSciences Holdings* (A)	14,129	463

Description	Shares	Market Value ($ Thousands)
InterMune* (A)	35,820	$385
Invacare	21,200	528
inVentiv Health*	1,300	21
Inverness Medical Innovations*	8,900	374
IPC The Hospitalist*	29,395	925
Isis Pharmaceuticals* (A)	60,862	652
Kendle International*	64,017	958
Kensey Nash*	28,667	668
Kindred Healthcare*	109,250	1,623
Kinetic Concepts* (A)	21,300	718
King Pharmaceuticals* (A)	132,900	1,572
LCA-Vision*	10,700	59
LHC Group* (A)	129,465	3,984
Lincare Holdings* (A)	32,000	1,137
Magellan Health Services*	27,900	1,026
Martek Biosciences* (A)	90,378	1,573
Masimo*	72,900	1,922
Maxygen*	13,428	73
MedAssets*	51,290	1,197
Medical Staffing Network Holdings*	92,100	55
Medicines*	223,300	1,751
Medicis Pharmaceutical, Cl A	66,500	1,569
Medivation* (A)	20,463	628
Mednax*	58,433	3,284
Meridian Bioscience	38,800	804
Merit Medical Systems*	21,038	347
Molina Healthcare*	16,000	334
MWI Veterinary Supply*	42,528	1,577
Myriad Genetics*	58,640	1,356
National Dentex*	13,300	108
Neogen*	25,200	820
Nighthawk Radiology Holdings*	54,281	283
NovaMed*	98,000	372
NPS Pharmaceuticals*	18,400	58
NuVasive*	53,532	1,737
Odyssey HealthCare* (A)	87,800	1,276
Omnicell*	136,349	1,391
OncoGenex Pharmaceutical*	1,800	57
Onyx Pharmaceuticals* (A)	28,357	811
Orthofix International*	7,600	230
OSI Pharmaceuticals*	21,652	721
Par Pharmaceutical*	95,770	2,272
Parexel International*	33,000	396
Patterson* (A)	15,459	397
PDL BioPharma (A)	436,094	2,835
PerkinElmer	20,500	387
Pharmaceutical Product Development	22,993	493
PharMerica*	13,400	202
Phase Forward*	222,175	3,390
Pozen*	191,613	1,353
Providence Service*	19,200	268
PSS World Medical* (A)	45,566	882
Psychiatric Solutions*	39,300	871
Quality Systems	17,205	1,023
Questcor Pharmaceuticals*	153,300	659
Quidel* (A)	122,923	1,545
RehabCare Group*	7,954	224
Res-Care*	111,500	1,431
Rigel Pharmaceuticals* (A)	236,100	1,787
Savient Pharmaceuticals*	5,400	72
Seattle Genetics*	54,506	506

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Sirona Dental Systems*	12,100	$352
Skilled Healthcare Group, Cl A*	50,800	345
Somanetics*	27,136	389
SonoSite*	18,700	422
STERIS	45,300	1,464
Sun Healthcare Group*	60,000	508
Symmetry Medical*	8,000	64
Techne	26,580	1,804
Teleflex	25,966	1,353
Theravance*	43,405	571
Thoratec*	77,326	2,303
United Therapeutics*	54,168	2,469
Universal American Financial*	65,700	681
Universal Health Services, Cl B	13,600	760
Valeant Pharmaceuticals International*	11,600	379
Varian*	33,300	1,705
Viropharma*	56,242	425
Volcano*	30,770	453
WellCare Health Plans*	22,400	739
Wright Medical Group*	26,873	484
Zoll Medical*	12,800	315

		141,368

Industrials — 16.5%
AAR*	11,100	207
ACCO Brands*	119,700	782
Acuity Brands (A)	50,200	1,621
Administaff	36,400	811
Advisory Board* (A)	43,185	1,131
Aegean Marine Petroleum Network	175,830	4,726
AerCap Holdings*	257,411	2,111
Aerovironment*	40,183	1,155
Airtran Holdings*	735,361	3,030
Alamo Group	18,900	281
Alaska Air Group*	28,500	852
Allen-Vanguard*	1,478,300	—
Alliant Techsystems*	16,675	1,429
American Ecology	15,681	254
Ameron International	20,800	1,185
Ampco-Pittsburgh	19,200	561
AO Smith	23,800	998
APAC Customer Services*	102,000	533
Apogee Enterprises	107,700	1,475
Applied Industrial Technologies	85,800	1,781
Arkansas Best (A)	67,800	1,669
Armstrong World Industries*	16,900	700
Astec Industries* (A)	56,200	1,403
ATC Technology*	55,192	1,216
Atlas Air Worldwide Holdings*	60,454	1,771
Avis Budget Group*	128,900	1,257
Barnes Group	130,970	2,031
BE Aerospace*	67,310	1,297
Beacon Roofing Supply*	50,700	779
Belden	43,365	959
Bowne	2,540	15
Brady, Cl A	23,954	711
Briggs & Stratton	69,415	1,309
Brink’s	12,600	283
CAE	11,100	252
Carlisle	33,500	1,076
Celadon Group*	160,939	1,540

Description	Shares	Market Value ($ Thousands)
Cenveo*	78,711	$604
Ceradyne*	27,100	458
Chart Industries*	48,300	802
Chicago Bridge & Iron	27,595	485
CIRCOR International	3,200	77
Clean Harbors*	7,542	404
Columbus McKinnon*	72,966	1,146
Comfort Systems USA (A)	193,700	2,206
Continental Airlines, Cl B*	95,100	1,356
Con-way	14,569	442
Copa Holdings, Cl A	18,672	930
Copart* (A)	79,912	2,591
Cornell*	57,630	1,266
CoStar Group* (A)	112,929	4,487
Courier	15,245	199
CRA International*	105,224	2,617
Crane	40,300	1,126
Cubic	58,300	2,030
Deluxe	60,100	775
Diamond Management & Technology Consultants, Cl A	77,300	503
DryShips	166,200	1,017
Dycom Industries*	81,292	633
Dynamic Materials	1,900	36
DynCorp International, Cl A*	57,000	797
EMCOR Group*	234,218	5,574
Encore Wire	36,100	718
EnerNOC*	32,375	857
EnerSys*	49,500	1,127
Ennis	28,321	410
EnPro Industries* (A)	44,200	1,014
Esterline Technologies*	25,500	1,030
Fastenal	15,000	556
Federal Signal	2,700	16
Force Protection*	194,300	1,003
Forward Air	53,455	1,211
FTI Consulting*	48,950	2,264
G&K Services, Cl A	46,715	1,032
Gardner Denver	76,177	2,851
GATX (A)	14,100	407
Genco Shipping & Trading (A)	11,200	263
General Cable* (A)	16,705	491
Genesee & Wyoming, Cl A*	33,675	1,048
Geo Group*	121,445	2,414
GeoEye* (A)	98,071	3,057
Gibraltar Industries	48,527	727
GrafTech International*	8,100	119
Graham	60,372	1,119
Granite Construction (A)	78,400	2,350
Great Lakes Dredge & Dock	211,400	1,245
Griffon*	42,500	442
GT Solar International*	24,500	116
H&E Equipment Services* (A)	111,700	1,034
Hawaiian Holdings*	53,700	336
Healthcare Services Group	72,874	1,435
Heico, Cl A	16,287	521
Hexcel*	49,600	523
Hill International*	5,500	34
HNI	21,600	546
Horizon Lines, Cl A	243,923	1,305
Hubbell, Cl B	4,400	200
Hudson Highland Group*	116,000	466
ICF International*	55,019	1,486

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
IDEX (A)	58,707	$1,740
IHS, Cl A*	35,570	1,789
II-VI*	24,067	685
Innerworkings* (A)	304,716	1,566
Insteel Industries	8,700	99
Interface, Cl A	47,382	364
John Bean Technologies	19,400	333
Kadant*	28,440	410
Kaman	13,767	312
Kansas City Southern* (A)	16,569	474
Kaydon (A)	65,278	2,321
Kelly Services, Cl A (A)	42,376	445
Kforce*	57,900	750
Kirby*	62,300	2,078
Knight Transportation (A)	54,384	925
Knoll	49,500	481
Korn/Ferry International*	38,600	626
Ladish*	3,300	46
Landstar System	55,000	2,053
LB Foster, Cl A*	13,200	362
LECG*	249,100	760
Lincoln Electric Holdings	9,800	504
LS Starrett, Cl A	1,700	16
Lydall*	26,660	151
Marten Transport*	16,800	283
McDermott International*	26,000	544
Mcgrath Rentcorp	11,279	233
Michael Baker*	41,200	1,568
Mine Safety Appliances	32,928	815
Mistras Group*	17,090	208
Monster Worldwide* (A)	149,975	2,191
MPS Group*	149,500	2,041
Mueller Industries	107,000	2,516
MYR Group* (A)	67,186	1,050
NACCO Industries, Cl A	12,100	611
Navistar International*	24,500	809
NCI Building Systems*	116,200	216
Northwest Pipe*	600	15
Old Dominion Freight Line*	63,259	1,675
Orbital Sciences*	58,100	728
Pacer International (A)	144,595	411
Powell Industries*	12,200	428
Quanex Building Products	110,875	1,797
Quanta Services*	29,016	544
Rand Logistics*	34,000	107
Raven Industries	20,700	559
Regal-Beloit	7,700	365
Resources Connection*	84,222	1,623
Ritchie Bros Auctioneers	60,020	1,430
RSC Holdings* (A)	161,000	1,024
Rush Enterprises, Cl A*	91,393	984
Ryder System (A)	37,700	1,528
Sauer-Danfoss	18,200	157
School Specialty* (A)	82,523	1,882
Silvercorp Metals*	135,700	1,008
Silvercorp Metals PIPE*	59,400	441
Skywest	54,264	798
Spherion*	44,400	232
Spirit Aerosystems Holdings, Cl A* (A)	76,200	1,389
Standard Parking*	99,429	1,601
Standard Register	32,494	147
Stanley*	30,275	808

Description	Shares	Market Value ($ Thousands)
Steelcase, Cl A (A)	41,300	$225
SYKES Enterprises* (A)	40,400	992
TAL International Group (A)	91,600	1,251
TBS International, Cl A*	44,400	344
Teledyne Technologies*	51,599	1,729
Terex* (A)	141,177	2,658
Tetra Tech*	48,952	1,289
Textainer Group Holdings	81,500	1,300
Titan International	132,295	1,095
Titan Machinery*	85,644	962
TransDigm Group	78,777	3,415
Tredegar	37,805	545
Trex*	6,700	120
Triumph Group (A)	14,233	683
TrueBlue*	115,100	1,400
Tutor Perini*	20,506	341
UAL*	177,400	1,377
United Rentals*	20,200	186
Universal Forest Products	21,100	758
US Airways Group*	130,600	482
Viad	4,600	85
Vitran, Cl A*	72,810	647
Wabtec	62,000	2,387
Watson Wyatt Worldwide, Cl A (A)	68,984	2,852
Watts Water Technologies, Cl A (A)	29,883	916
Werner Enterprises	43,800	817
WESCO International* (A)	136,074	3,552
Woodward Governor (A)	68,800	1,600
YRC Worldwide* (A)	65,300	74

		199,663

Information Technology — 18.3%
3Com*	135,900	1,002
ACI Worldwide*	5,000	82
Actel*	103,500	1,207
Actuate*	51,900	209
Acxiom*	39,700	458
ADC Telecommunications*	35,400	217
Advanced Energy Industries*	193,779	2,118
Advent Software* (A)	24,206	918
Akamai Technologies* (A)	63,600	1,526
Amkor Technology*	97,900	543
Ancestry.com* (A)	90,478	1,190
Anixter International* (A)	19,017	822
Ansys*	15,896	619
Applied Micro Circuits*	30,100	224
Archipelago Learning*	39,649	733
Ariba*	207,630	2,251
Arris Group* (A)	304,360	3,040
Arrow Electronics*	58,400	1,535
Art Technology Group*	468,708	1,894
AsiaInfo Holdings*	35,900	883
Atheros Communications*	69,903	1,990
Atmel*	407,330	1,617
ATMI*	100,400	1,561
Avocent*	15,407	385
Benchmark Electronics*	199,600	3,599
Black Box	38,864	1,096
Blackboard*	76,545	3,194
Blue Coat Systems*	11,300	299
Brightpoint*	149,400	1,073

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Brocade Communications Systems*	114,700	$813
CACI International, Cl A*	37,912	1,760
CDC Software ADR*	173,700	1,668
Checkpoint Systems*	36,486	517
Ciber*	416,234	1,319
Cirrus Logic*	95,466	518
Cogent*	4,800	41
Cognex	38,992	642
Cogo Group*	52,200	297
Coherent*	69,227	1,760
CommScope*	60,435	1,519
Compuware*	110,700	768
comScore*	1,243	20
Comtech Telecommunications* (A)	35,492	1,020
Comverse Technology*	169,600	1,492
Concur Technologies* (A)	5,146	191
Convergys*	17,600	197
CPI International*	9,766	94
CSG Systems International*	86,793	1,680
CTS	105,957	982
Cypress Semiconductor*	20,900	200
Daktronics	25,500	216
DealerTrack Holdings* (A)	166,387	2,839
Diebold	24,484	616
Digi International*	144,100	1,137
Digital River*	66,115	1,668
Dolby Laboratories, Cl A*	13,900	622
Double-Take Software*	60,500	532
DragonWave*	86,686	867
DSP Group*	120,141	756
DTS*	169,751	5,116
Earthlink (A)	296,300	2,439
EF Johnson Technologies*	93,700	103
Electro Rent	12,171	123
Electronic Arts*	19,967	337
Electronics for Imaging*	23,457	282
Emulex*	173,737	1,692
Epicor Software*	3,600	27
EPIQ Systems* (A)	52,056	674
Equinix*	20,835	2,004
Euronet Worldwide*	88,615	1,882
Fair Isaac (A)	88,500	1,615
FLIR Systems*	36,250	1,040
Formfactor*	85,523	1,450
Forrester Research*	14,300	358
Gartner*	82,345	1,558
GSI Commerce* (A)	100,937	2,255
Heartland Payment Systems	154,952	1,656
Hittite Microwave*	12,100	456
Hutchinson Technology*	24,489	174
i2 Technologies*	36,100	664
IAC*	12,700	247
Imation (A)	363,206	3,185
Insight Enterprises*	89,000	903
Integral Systems*	152,527	1,356
Integrated Device Technology*	11,500	65
Intermec*	130,351	1,602
IXYS	22,800	147
j2 Global Communications*	15,500	308
Jabil Circuit	16,600	221
Jack Henry & Associates	51,800	1,184

Description	Shares	Market Value ($ Thousands)
JDA Software Group*	68,500	$1,608
JDS Uniphase*	3,800	28
Knot* (A)	214,010	2,042
Lam Research*	25,700	874
Lawson Software* (A)	402,805	2,638
LeCroy*	71,700	294
Lexmark International, Cl A*	68,900	1,734
Linear Technology	23,900	645
Littelfuse* (A)	27,521	720
LivePerson*	18,300	116
LTX-Credence*	194,200	262
Manhattan Associates*	128,700	3,032
Mantech International, Cl A*	60,132	2,603
Marvell Technology Group*	30,800	475
MAXIMUS	78,500	3,650
Methode Electronics (A)	176,292	1,403
Micrel	34,000	243
Microsemi* (A)	120,035	1,828
MicroStrategy, Cl A*	28,641	2,508
MKS Instruments*	59,835	906
ModusLink Global Solutions*	24,817	200
MoneyGram International*	76,000	189
Monotype Imaging Holdings*	173,473	1,343
Move*	140,503	216
MTS Systems	17,599	454
Multi-Fineline Electronix*	20,550	512
NCR*	45,200	425
Ness Technologies*	37,900	192
Net 1 UEPS Technologies*	88,411	1,652
Netgear*	123,200	2,445
Netlogic Microsystems* (A)	48,653	1,985
NetSuite*	79,758	1,114
Novatel Wireless* (A)	158,800	1,331
Novell*	323,200	1,264
Nuance Communications* (A)	57,708	877
Omnivision Technologies*	95,000	1,326
Openwave Systems*	89,000	210
Orbotech*	134,900	1,319
OSI Systems*	71,200	1,455
Palm*	19,500	213
Parametric Technology*	73,226	1,103
Park Electrochemical	68,400	1,618
Parkervision* (A)	311,000	566
Plantronics	25,600	593
Power Integrations	42,811	1,438
Progress Software*	57,900	1,395
QLogic*	8,800	158
Quantum*	671,424	1,638
Quest Software*	80,523	1,355
Radisys* (A)	82,900	773
RADWARE*	33,500	438
RealNetworks*	34,200	112
RF Micro Devices*	96,900	419
Richardson Electronics	25,765	153
RightNow Technologies*	23,541	333
Riverbed Technology*	7,300	149
Rogers*	12,636	356
Rosetta Stone*	71,448	1,260
Rubicon Technology* (A)	49,226	857
Rudolph Technologies* (A)	119,400	776
Sapient*	315,760	2,324
SAVVIS*	84,342	1,056
Scansource*	31,200	726

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Seachange International*	167,400	$934
Semtech*	34,300	549
Sigma Designs*	5,100	60
Silicon Image*	94,000	206
Skyworks Solutions*	19,600	241
Smith Micro Software*	71,440	452
Solera Holdings	66,628	2,329
Sourcefire*	26,908	528
SRA International, Cl A* (A)	153,227	2,766
Standard Microsystems*	56,771	1,092
Starent Networks*	2,500	86
STEC*	19,800	245
Stratasys* (A)	34,914	519
SuccessFactors*	49,950	752
Sybase* (A)	29,685	1,195
Synaptics*	14,300	385
Synchronoss Technologies*	101,275	1,365
SYNNEX* (A)	35,700	1,011
Synopsys*	13,266	298
Take-Two Interactive Software*	32,600	367
Taleo, Cl A*	101,806	2,103
Tech Data*	47,200	1,988
Technitrol	53,500	271
Techwell*	48,300	563
Tekelec*	28,614	407
TeleTech Holdings*	31,000	598
Teradyne*	352,213	3,121
Tessera Technologies*	44,373	1,050
THQ*	51,711	253
TIBCO Software*	195,100	1,678
TiVo*	17,200	170
Trimble Navigation* (A)	124,350	2,777
TriQuint Semiconductor*	40,300	219
TTM Technologies* (A)	141,300	1,465
Tyler Technologies* (A)	11,000	220
Ultra Clean Holdings*	68,900	410
Ultratech*	100,900	1,330
Unisys*	43,780	1,405
United Online	121,700	828
Valueclick*	62,500	589
Varian Semiconductor Equipment Associates* (A)	32,600	950
Vasco Data Security International*	15,300	101
Veeco Instruments* (A)	93,987	2,567
VeriFone Holdings*	700	9
Verigy*	151,897	1,580
Vishay Intertechnology*	31,700	230
VistaPrint*	104,055	5,934
Vocus*	107,028	1,749
Volterra Semiconductor*	13,800	228
Web.com Group*	51,800	308
Websense*	134,150	2,110
Wright Express*	27,300	796
Xyratex*	46,200	521
Zebra Technologies, Cl A*	65,032	1,730
Zoran*	174,186	1,592

		221,316

Materials — 4.2%
A. Schulman	55,782	910
AEP Industries*	9,800	370
AK Steel Holding	33,275	665
Allied Nevada Gold* (A)	136,300	1,772

Description	Shares	Market Value ($ Thousands)
AM Castle	30,669	$402
AMCOL International (A)	27,400	747
Aptargroup	48,631	1,757
Arch Chemicals	25,818	692
Brush Engineered Materials*	6,200	110
Buckeye Technologies*	52,300	506
Cabot	16,578	380
Carpenter Technology (A)	81,300	1,885
Century Aluminum*	28,500	278
Coeur d’Alene Mines*	17,600	401
Commercial Metals	68,415	1,088
Crown Holdings*	57,420	1,445
Cytec Industries	12,173	414
Domtar*	8,900	502
Eagle Materials (A)	18,500	499
Ferro	26,506	171
Gammon Gold*	50,800	587
General Steel Holdings*	72,657	291
Glatfelter	51,510	573
H.B. Fuller	126,358	2,573
Haynes International	29,000	777
Headwaters*	78,875	372
Hecla Mining*	43,500	288
Innophos Holdings	22,600	560
Intrepid Potash*	24,946	759
Jaguar Mining* (A)	122,100	1,426
Kaiser Aluminum	24,300	939
Koppers Holdings	62,522	1,766
LSB Industries*	6,000	73
Myers Industries	68,193	564
Nalco Holding	73,695	1,803
Neenah Paper	23,994	334
New Gold* (A)	425,500	1,523
NewMarket	31,375	3,286
Olin (A)	103,827	1,741
Olympic Steel	7,400	205
OM Group* (A)	90,064	2,759
PolyOne*	104,700	752
Quaker Chemical	28,200	550
Rock-Tenn, Cl A	12,200	551
Rockwood Holdings*	15,600	351
RTI International Metals*	77,333	1,532
Schweitzer-Mauduit International	6,800	419
Sensient Technologies (A)	73,500	1,862
Silgan Holdings	13,378	717
Solutia*	23,500	253
Spartech	36,390	396
Stepan	700	44
Stillwater Mining*	30,800	293
Universal Stainless & Alloy*	71,000	1,152
US Gold*	70,900	201
Wausau Paper	14,400	146
Westlake Chemical	2,400	63
Worthington Industries	93,900	1,100
WR Grace*	93,871	2,146
Zep	200	3

		50,724

Telecommunication Services — 1.4%
Alaska Communications Systems Group	51,464	376
Atlantic Telegraph-Network	12,100	567

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Cbeyond* (A)	47,506	$613
Cincinnati Bell*	259,400	773
Cogent Communications Group*	28,800	245
Consolidated Communications Holdings	25,186	383
Global Crossing*	27,900	315
Iowa Telecommunications Services	37,979	604
Leap Wireless International* (A)	101,800	1,469
Neutral Tandem* (A)	169,966	3,921
SBA Communications, Cl A*	135,441	4,340
Sprint Nextel*	110,437	410
Syniverse Holdings*	27,000	428
tw telecom , Cl A*	133,320	1,940
USA Mobility	83,700	835

		17,219

Utilities — 3.7%
AGL Resources	23,975	828
Allete (A)	66,340	2,218
Avista (A)	37,000	770
Black Hills	29,100	686
Central Vermont Public Service	16,000	311
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	75,400	1,299
Cleco	75,000	1,914
El Paso Electric*	229,900	4,552
Empire District Electric	96,492	1,750
Great Plains Energy	108,981	1,940
Hawaiian Electric Industries	21,900	435
IDACORP	55,356	1,637
ITC Holdings	24,651	1,096
Laclede Group	4,000	125
Mirant*	32,000	456
New Jersey Resources	2,400	85
Nicor	26,000	1,018
Northwest Natural Gas (A)	15,400	661
NorthWestern	226,981	5,854
Portland General Electric (A)	307,075	6,022
RRI Energy*	51,000	251
South Jersey Industries	12,954	467
UGI	42,700	1,003
UIL Holdings	49,100	1,324
Unisource Energy	119,458	3,562
Vectren	89,800	2,109
Westar Energy	92,626	1,907
WGL Holdings (A)	8,300	261

		44,541

Total Common Stock (Cost $1,085,739) ($ Thousands)		1,163,998

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Callaway Golf (B)	11,100	1,307

Financials — 0.1%
Grubb & Ellis*	6,600	660

Total Preferred Stock (Cost $1,755) ($ Thousands)		1,967

Description	Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.3%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (C)	3,147	$315

Energy — 0.2%
Nova Biosource Fuels
10.000%, 09/30/12 (B) (C)	3,332	333
Rentech
4.000%, 04/15/13	1,795	1,367
Scorpio Mining (H) (I) (J)
7.000%, 05/05/11	887	781

		2,481

Financials — 0.1%
World Acceptance
3.000%, 10/01/11	475	424

Total Convertible Bonds (Cost $3,869) ($ Thousands)		3,220

AFFILIATED PARTNERSHIP — 16.2%
SEI Liquidity Fund, L.P.
0.320%** † (G)	201,493,152	195,330

Total Affiliated Partnership (Cost $201,493) ($ Thousands)		195,330

WARRANTS — 0.0%
Oilsands Quest, Expires 05/12/11*	247,050	111
Oilsands Quest, Expires 12/08/09*	17,500	—
Rentech, Expires 04/25/12* (H) (I) (J)	16,100	6
Titanium Asset Management, Expires 06/21/11* (J)	122,200	—
Washington Mutual (D)	17,435	1
Total Warrants (Cost $53) ($ Thousands)		118

EXCHANGE TRADED FUNDS — 0.0%
iShares Russell 2000 Index Fund (A)	3,408	198
Midcap SPDR Trust Series 1	4,115	513

Total Exchange Traded Funds (Cost $758) ($ Thousands)		711

	Number Of Rights

RIGHT — 0.0%

United States — 0.0%
Ligand Pharma, Expires 01/05/12	64,529	—

Total Right (Cost $0) ($ Thousands)		—

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

November 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.130%** †	39,871	$39,871

Total Cash Equivalent (Cost $39,871) ($ Thousands)		39,871

U.S. TREASURY OBLIGATIONS (E) (F) — 0.4%
U.S. Treasury Bills
0.142%, 12/03/09	$3,070	3,070
0.068%, 01/07/10	1,800	1,800

Total U.S. Treasury Obligations (Cost $4,870) ($ Thousands)		4,870

Total Investments — 116.8% (Cost $1,338,408)($ Thousands)		$1,410,085

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E- Mini	461	Dec-2009	$369

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,206,896 ($ Thousands)

(A)	This security or a partial position of this security is on loan at November 30, 2009. The total value of securities on loan at November 30, 2009 was $150,257 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security in default on interest payments. Security is non-income producing.

(D)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)	Rate shown is the effective yield at time of purchase.

(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total value of such securities as of November 30, 2009 was $195,330 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of November 30, 2009 was $800 ($ Thousands) and represents 0.1% of net assets.

(I)	Securities considered restricted. The total value of such securities as of November 30, 2009 was $800 ($ Thousands) and represents 0.1% of net assets.

(J)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2009 was $1,182 ($ Thousands) and represents 0.1% of net assets.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

CV — Convertible Security

LLC — Limited Liability Company

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Restricted Securities — At November 30, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at November 30, 2009, were as follows:

	Number of Warrants/ Face Amount ($Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($Thousands)	Market Value ($Thousands)	% of Net Assets
Rentech	16,100	4/20/07	4/20/07	$—	$6	0.0%
Scorpio Mining	887	5/5/08	5/5/08	777	781	0.1%
Value Creation	119,600	2/29/08	2/29/08	1,225	13	0.0%

				$2,002	$800	0.1%

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.6%

Consumer Discretionary — 14.8%
Aaron’s	43,268	$1,085
Abercrombie & Fitch, Cl A	24,077	961
Advance Auto Parts	90,817	3,569
American Eagle Outfitters	426,930	6,566
American Greetings, Cl A (A)	33,400	691
AnnTaylor Stores*	53,500	748
Apollo Group, Cl A*	48,100	2,745
Arctic Cat	68,000	459
ArvinMeritor	83,100	674
Autoliv (A)	36,100	1,466
AutoNation*	30,858	545
Bally Technologies*	65,430	2,717
Barnes & Noble	23,071	538
Beazer Homes USA* (A)	141,200	607
Bebe Stores	45,936	248
Bed Bath & Beyond*	50,300	1,879
Belo, Cl A	163,911	772
Big 5 Sporting Goods	44,882	733
Big Lots* (A)	138,650	3,197
BJ’s Restaurants* (A)	65,035	1,110
Black & Decker (A)	25,900	1,572
Blyth	9,087	296
Bob Evans Farms (A)	61,900	1,564
Books-A-Million, Cl A	10,529	74
BorgWarner	60,552	1,829
Brinker International	92,600	1,278
Brink’s Home Security Holdings*	141,550	4,632
Brown Shoe	114,396	1,174
Buckle	11,900	325
Buffalo Wild Wings*	23,010	919
Cabela’s* (A)	74,000	892
Callaway Golf (A)	272,702	1,955
Capella Education*	58,770	4,189
Career Education* (A)	82,923	2,158
Carmax* (A)	73,131	1,454
Carter’s*	202,551	4,406
Cato, Cl A	189,974	3,634
CEC Entertainment* (A)	71,408	2,082
Century Casinos*	360,269	908
Cheesecake Factory*	108,648	2,046
Chipotle Mexican Grill, Cl A*	2,900	242
Christopher & Banks	78,897	450
Citi Trends*	48,520	1,324
CKE Restaurants	18,006	152
Coinstar*	38,600	1,034
Coldwater Creek*	117,623	499
Cooper Tire & Rubber	178,094	3,191
Corinthian Colleges*	169,260	2,508
Cracker Barrel Old Country Store (A)	83,908	3,152
Dana Holdings*	40,202	293
Darden Restaurants	64,059	2,013
DeVry	24,364	1,323
Dick’s Sporting Goods* (A)	304,324	6,318
Dillard’s, Cl A (A)	116,300	1,976
DineEquity	62,741	1,337
Discovery Communications, Cl C*	17,419	488
Dollar Tree*	2,900	142
Domino’s Pizza*	44,698	352
DR Horton (A)	127,850	1,314

Description	Shares	Market Value ($ Thousands)
DreamWorks Animation SKG, Cl A*	129,300	$4,328
DSW, Cl A* (A)	89,400	2,087
Eastman Kodak	402,119	1,629
Entercom Communications, Cl A*	110,824	685
Ethan Allen Interiors	68,412	794
Family Dollar Stores (A)	66,600	2,032
Federal Mogul, Cl A*	37,084	501
FGX International Holdings*	59,300	979
Focus Media Holding ADR*	214,460	2,694
Foot Locker	253,101	2,402
Fossil*	13,900	429
GameStop, Cl A* (A)	189,365	4,622
Gannett (A)	216,504	2,141
Garmin (A)	28,384	848
Genesco*	94,210	2,463
Goodyear Tire & Rubber*	42,021	576
Grand Canyon Education*	119,331	2,288
H&R Block	159,539	3,239
Hanesbrands*	255,900	6,144
Harley-Davidson (A)	113,807	3,316
Hasbro	63,700	1,889
hhgregg*	48,873	946
Hibbett Sports* (A)	132,454	2,505
Hillenbrand	11,900	218
Hooker Furniture (A)	11,300	138
HOT Topic*	263,000	1,510
HSN*	14,332	257
Hyatt Hotels, Cl A* (A)	43,100	1,239
Iconix Brand Group*	32,000	360
Interactive Data	78,979	2,017
Interpublic Group*	308,624	1,954
Interval Leisure Group*	29,623	339
J Crew Group*	108,535	4,644
Jackson Hewitt Tax Service	26,500	110
Jarden	173,425	4,761
Jo-Ann Stores*	27,500	917
Jones Apparel Group	300,677	5,096
Journal Communications, Cl A	45,133	158
Landry’s Restaurants* (A)	11,100	236
La-Z-Boy, Cl Z	57,744	552
Liberty Global*	31,046	602
Liberty Media - Interactive, Cl A*	24,327	259
Life Time Fitness* (A)	214,910	4,857
Lincoln Educational Services*	91,600	2,026
Live Nation*	563,196	4,032
Liz Claiborne	96,385	402
LKQ*	89,500	1,560
Lumber Liquidators*	42,100	994
Maidenform Brands*	13,628	197
Mattel	98,926	1,925
MDC Holdings	15,833	470
Men’s Wearhouse	21,242	433
Meritage Homes*	103,360	1,843
MGM Mirage* (A)	147,137	1,555
Morningstar* (A)	60,995	2,828
National CineMedia	375,560	5,487
National Presto Industries	1,635	152
Navitas	161,443	556
NetFlix*	23,600	1,384
New York Times, Cl A	7,695	65
Newell Rubbermaid (A)	56,800	824
Nordstrom	126,601	4,235
NutriSystem	69,500	1,716

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
NVR*	4,136	$2,784
O’Charleys*	37,572	241
Office Depot*	79,544	488
OfficeMax (A)	209,321	2,215
Oxford Industries	49,747	1,067
Penn National Gaming* (A)	85,285	2,285
Penske Auto Group	62,900	930
Perry Ellis International*	34,092	477
PetSmart	325,507	8,379
PF Chang’s China Bistro* (A)	47,683	1,555
Phillips-Van Heusen	94,674	3,787
Pinnacle Entertainment*	19,200	203
Polaris Industries	67,625	2,950
Pre-Paid Legal Services* (A)	9,200	350
priceline.com*	8,300	1,777
Pulte Homes	333,352	3,047
RadioShack (A)	116,200	2,192
RC2*	157,271	2,155
Red Robin Gourmet Burgers* (A)	44,000	687
Regal Entertainment Group, Cl A	107,097	1,467
Regis (A)	161,740	2,533
Rent-A-Center, Cl A*	84,962	1,503
Retail Ventures*	183,106	1,426
Ross Stores	20,144	886
Rossi Residencial	308,980	2,600
Ruby Tuesday* (A)	79,800	505
Rue21*	93,210	2,303
Ryland Group (A)	61,782	1,131
Saks*	330,100	2,017
Scholastic (A)	80,740	2,035
Scientific Games, Cl A*	406,137	5,747
Sherwin-Williams	9,442	574
Shutterfly* (A)	144,480	2,072
Signet Jewelers*	16,702	432
Sinclair Broadcast Group, Cl A	93,100	342
Skechers U.S.A., Cl A*	14,093	311
Sonic Automotive, Cl A	87,698	776
Spartan Motors	79,309	411
Spectrum Group International*	3,929	10
Stage Stores	95,604	1,156
Stamps.com*	8,756	78
Standard Pacific* (A)	368,681	1,176
Starwood Hotels & Resorts Worldwide (A)	99,502	3,186
Stein Mart*	21,173	217
Strayer Education (A)	13,211	2,609
Systemax	14,542	224
Tempur-Pedic International*	65,145	1,404
Tenneco* (A)	150,437	2,169
Thunderbird Resorts* (B)	146,710	117
Tractor Supply* (A)	20,808	972
TRW Automotive Holdings*	83,312	1,813
Tupperware Brands	45,610	2,123
Universal Electronics*	7,100	153
Urban Outfitters*	60,610	1,918
Valassis Communications*	17,723	263
WABCO Holdings	44,412	1,050
Warnaco Group*	85,950	3,499
Weight Watchers International	99,000	2,740
Westport Innovations*	137,554	1,679
Whirlpool (A)	21,994	1,631
Williams-Sonoma	42,700	868
WMS Industries*	103,836	4,037
Wyndham Worldwide	13,800	256

Description	Shares	Market Value ($ Thousands)
Zumiez* (A)	59,435	$651

		311,889

Consumer Staples — 3.3%
Alliance One International*	98,800	471
American Italian Pasta, Cl A*	22,204	708
Andersons	34,221	894
Avon Products	38,469	1,317
Bare Escentuals*	24,213	310
Brown-Forman, Cl B	37,784	1,934
Cal-Maine Foods (A)	31,900	875
Casey’s General Stores	66,330	2,029
Central European Distribution*	36,810	1,026
Central Garden and Pet*	73,524	641
Central Garden and Pet, Cl A*	66,227	547
Chiquita Brands International*	118,410	2,012
Constellation Brands, Cl A*	40,698	696
Corn Products International	56,397	1,581
Cosan Industria e Comercio (Brazil)*	147,400	1,738
Cullen Agricultural Holding* (A)(I)	38,000	257
Dean Foods*	346,302	5,506
Del Monte Foods	226,521	2,376
Dole Food*	80,303	923
Flowers Foods	93,100	2,131
Green Mountain Coffee Roasters*	35,320	2,224
Hansen Natural*	16,300	570
Herbalife	133,520	5,600
J&J Snack Foods	9,404	340
JM Smucker	40,962	2,420
Kulim Malaysia	515,000	1,116
Lance (A)	66,900	1,629
McCormick	59,746	2,132
Medifast*	57,150	1,542
Molson Coors Brewing, Cl B	38,347	1,734
Nash Finch	10,552	346
NBTY*	38,300	1,537
Nu Skin Enterprises, Cl A	10,480	281
Pantry*	116,551	1,723
Pepsi Bottling Group	40,800	1,548
PepsiAmericas	28,200	835
Prestige Brands Holdings*	35,444	247
Rite Aid*	664,894	851
Sanderson Farms	61,799	2,483
Sara Lee	217,300	2,638
Saskatchewan Wheat Pool, Cl Common Subscription Recei*	165,700	1,674
Smithfield Foods*	67,575	1,046
Supervalu (A)	80,500	1,113
Tyson Foods, Cl A	123,803	1,488
Weis Markets	14,789	515
Whole Foods Market*	20,597	528

		66,132

Energy — 5.2%
Alpha Natural Resources*	34,998	1,295
Arena Resources* (A)	61,616	2,520
Berry Petroleum, Cl A	122,570	3,350
BPZ Energy PIPE*	52,200	380
BPZ Resources* (A)	147,700	1,075
Cal Dive International*	216,700	1,573
Cameron International*	36,692	1,387

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Carrizo Oil & Gas* (A)	51,824	$1,091
Clayton Williams Energy*	8,617	244
Complete Production Services*	91,000	945
Comstock Resources*	22,093	820
Concho Resources* (A)	90,118	3,684
Contango Oil & Gas*	6,862	305
Continental Resources*	58,900	2,218
Denbury Resources*	49,200	653
Dresser-Rand Group*	142,175	3,992
Encore Acquisition* (A)	44,966	2,024
ENSCO International	17,773	782
Exterran Holdings*	102,186	2,141
Frontier Oil	68,857	794
Global Industries*	53,801	316
Goodrich Petroleum*	95,756	2,119
Gran Tierra Energy*	32,448	185
Gulfmark Offshore*	11,653	318
Gulfport Energy*	135,261	1,286
Helix Energy Solutions Group*	88,165	1,037
Hornbeck Offshore Services*	48,454	1,105
Infinity Bio-Energy* (G) (H)	792,118	—
James River Coal*	11,539	212
Karoon Gas Australia*	98,416	693
Key Energy Services*	498,334	3,797
Kinder Morgan Escrow* (G) (H)	24,428	—
Kinder Morgan Management LLC*	59,514	2,992
Massey Energy	69,070	2,601
McMoRan Exploration*	59,803	434
Murphy Oil	51,390	2,898
Nabors Industries*	87,568	1,808
Newfield Exploration*	45,558	1,926
Nordic American Tanker Shipping	36,900	1,180
Northern Oil And Gas* (A)	162,000	1,482
Oceaneering International*	15,125	826
Oil States International*	4,763	171
Oilsands Quest* (A)	1,387,000	1,678
Overseas Shipholding Group (A)	81,510	3,123
PetroHawk Energy*	98,564	2,202
Pioneer Natural Resources	46,748	1,933
Pride International*	5,577	176
Range Resources	83,032	3,913
Rentech* (A)	465,300	712
Rosetta Resources*	91,200	1,436
SEACOR Holdings*	17,300	1,325
Ship Finance International	13,100	171
Southwestern Energy*	39,913	1,755
Spectra Energy	98,424	1,910
St. Mary Land & Exploration	58,310	1,888
Sunoco	36,200	912
Swift Energy* (A)	155,281	3,334
T-3 Energy Services, Cl 3* (A)	48,582	1,213
Teekay	6,100	146
Tesoro (A)	120,979	1,546
TGC Industries*	7,658	31
Tidewater	62,024	2,788
Unit*	8,186	308
USEC* (A)	61,099	224
W&T Offshore (A)	158,444	1,640
Western Refining* (A)	88,000	409
Whiting Petroleum*	68,617	4,271
Willbros Group* (A)	180,374	2,841
Williams	20,925	416

Description	Shares	Market Value ($ Thousands)
World Fuel Services	124,249	$6,608

		107,568

Financials — 17.9%
1st Source	800	11
Advance America Cash Advance Centers	104,300	653
Affiliated Managers Group* (A)	66,602	4,343
Alexander’s‡ *	635	177
Alexandria Real Estate Equities‡	10,197	575
Allied Capital	26,700	94
Allied World Assurance Holdings	78,700	3,761
AMB Property‡ (A)	189,500	4,463
Amcore Financial* (A)	44,386	20
American Capital Agency‡	18,267	484
American Equity Investment Life Holding	62,389	457
American Financial Group	215,335	5,224
AmeriCredit*	20,664	381
Ameriprise Financial	85,057	3,242
AMERISAFE*	29,500	498
Annaly Capital Management‡	152,000	2,798
Anthracite Capital‡ (A)	70,500	27
Anworth Mortgage Asset‡	262,500	1,890
Apartment Investment & Management, Cl A‡ (A)	207,758	2,807
Arch Capital Group* (A)	42,166	2,945
Artio Global Investors, Cl A*	66,900	1,532
Aspen Insurance Holdings (A)	77,300	2,003
Associated Banc (A)	36,400	413
Assured Guaranty (A)	51,640	1,171
AvalonBay Communities‡ (A)	44,463	3,212
Banco Latinoamericano de Comercio Exterior, Cl E	80,200	1,120
Bancorpsouth	47,408	1,100
Bank Mutual	30,600	214
Bank of Hawaii	14,334	655
BGC Partners, Cl A	248,644	1,052
BioMed Realty Trust‡	65,700	899
BlackRock, Cl A	1,859	422
Boston Private Financial Holdings	31,618	148
Boston Properties‡ (A)	144,995	9,712
Brandywine Realty Trust‡	10,159	100
Brasil Brokers Participacoes	450,100	1,490
Calamos Asset Management, Cl A	33,949	357
CapitalSource	565,960	2,077
Capstead Mortgage‡	158,400	2,262
Cardinal Financial	258,988	2,194
Cardtronics*	355,224	3,925
CB Richard Ellis Group, Cl A*	142,128	1,625
CBL & Associates Properties‡	100,253	928
Central Pacific Financial (A)	45,600	37
Chemical Financial	20,942	493
Cincinnati Financial	31,800	811
CNA Surety*	13,424	181
Cogdell Spencer‡	283,000	1,429
Colonial Properties Trust‡	105,150	1,137
Comerica	127,747	3,637
Commerce Bancshares	1	—
Community Bank System	25,725	477
Conseco*	15,854	76
Corporate Office Properties Trust‡ (A)	54,550	1,865

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
CreXus Investment‡ *	52,700	$701
Cullen/Frost Bankers	13,384	643
CVB Financial	53,000	411
Delphi Financial Group, Cl A	38,448	840
Developers Diversified Realty‡ (A)	106,620	1,079
DiamondRock Hospitality‡	50,030	402
Digital Realty Trust‡ (A)	29,150	1,418
Dime Community Bancshares	34,685	390
Dollar Financial* (A)	61,200	1,495
Douglas Emmett‡ (A)	233,200	3,199
Duff & Phelps, Cl A	91,055	1,545
DuPont Fabros Technology‡	31,764	509
Eaton Vance	41,747	1,258
Education Realty Trust‡	393,756	1,949
E-House China Holdings ADR* (A)	49,628	965
EMC Insurance Group	16,067	334
Employers Holdings	180,856	2,769
Endurance Specialty Holdings	105,241	3,935
Entertainment Properties Trust‡ (A)	39,000	1,232
Equity Lifestyle Properties‡	28,959	1,390
Equity One‡	108,824	1,758
Equity Residential‡	122,900	3,959
Essex Property Trust‡ (A)	57,350	4,574
Everest Re Group	26,000	2,213
Extra Space Storage‡	189,750	2,085
Federal Realty Investment Trust‡ (A)	64,290	4,135
Federated Investors, Cl B	22,192	572
Fidelity National Financial, Cl A	76,334	1,060
Fifth Third Bancorp	179,499	1,809
Financial Federal	49,700	1,347
First Bancorp	152,148	236
First Busey (A)	160,636	527
First Cash Financial Services*	10,014	191
First Commonwealth Financial	15,500	66
First Community Bancshares	15,522	171
First Financial Bancorp	275,521	3,662
First Financial Holdings	62,400	836
First Horizon National*	209,705	2,842
First Mercury Financial	19,606	254
First Midwest Bancorp (A)	48,500	506
First Niagara Financial Group	24,200	319
FirstMerit (A)	118,359	2,480
Flushing Financial	234,700	2,561
General Shopping Brasil (Brazil)*	159,200	738
General Shopping Brazil (Brazil)*	148,600	689
Getty Realty‡	21,160	481
GFI Group	413,285	2,009
Glimcher Realty Trust‡	89,019	262
Gluskin Sheff + Associates	57,900	1,116
Great Southern Bancorp	9,783	220
Greenlight Capital Re, Cl A*	14,497	351
Grubb & Ellis*	663,560	975
Hancock Holding (A)	95,259	3,944
Hanover Insurance Group	104,908	4,367
HCP‡	196,850	6,161
Health Care REIT‡ (A)	77,196	3,439
Hercules Technology Growth Capital	94,618	932
Highwoods Properties‡ (A)	38,900	1,191

Description	Shares	Market Value ($ Thousands)
Horace Mann Educators	135,085	$1,624
Hospitality Properties Trust‡	79,800	1,549
Host Hotels & Resorts‡ (A)	295,650	3,110
HRPT Properties Trust‡	466,731	2,866
Hudson City Bancorp	44,884	596
Hudson Valley Holding	61,600	1,611
Huntington Bancshares (A)	245,800	939
Iberiabank (A)	28,406	1,611
Independent Bank	18,554	379
Infinity Property & Casualty	53,189	2,125
Inland Real Estate‡	179,351	1,408
International Assets Holding*	12,599	208
International Bancshares	46,817	785
Investment Technology Group* (A)	53,835	982
Investors Bancorp*	56,825	626
Investors Real Estate Trust‡ (A)	195,500	1,722
Jones Lang LaSalle	66,302	3,373
Kansas City Life Insurance	19,100	514
KBW* (A)	29,146	717
Keycorp	266,450	1,561
Kilroy Realty‡	17,400	524
Knight Capital Group, Cl A*	108,380	1,587
Lazard, Cl A	41,000	1,589
Liberty Property Trust‡	74,163	2,198
LTC Properties‡	22,000	566
Macerich‡ (A)	107,724	3,206
Mack-Cali Realty‡	85,562	2,626
MarketAxess Holdings	347,354	4,325
MB Financial	55,100	1,028
Meadowbrook Insurance Group	184,100	1,261
Medical Properties Trust‡ (A)	134,300	1,300
MFA Mortgage Investments‡	577,287	4,370
MGIC Investment* (A)	213,466	854
Mid-America Apartment Communities‡	28,281	1,315
Montpelier Re Holdings (A)	75,900	1,270
MSCI, Cl A*	76,977	2,345
National Health Investors‡	21,225	700
National Penn Bancshares (A)	367,056	2,026
National Retail Properties‡ (A)	69,093	1,385
Nationwide Health Properties‡	90,209	3,068
Navigators Group*	9,963	464
New York Community Bancorp	45,190	528
NewAlliance Bancshares	180,171	2,122
NorthStar Realty Finance‡	81,624	277
NYSE Euronext	9,425	238
Old National Bancorp	176,800	2,058
Old Republic International	17,564	187
Omega Healthcare Investors‡	29,519	534
optionsXpress Holdings	28,113	430
Oriental Financial Group	50,000	485
PacWest Bancorp (A)	121,885	2,243
PartnerRe (A)	35,673	2,748
Penson Worldwide* (A)	54,630	490
People’s United Financial	139,819	2,278
PHH*	119,035	1,645
Piper Jaffray*	9,911	430
Platinum Underwriters Holdings (A)	97,535	3,442
Plum Creek Timber‡	7,900	272
Post Properties‡ (A)	164,308	3,028
Presidential Life	14,200	145
ProAssurance*	33,332	1,775
Prospect Capital (A)	159,800	1,739

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Prosperity Bancshares	28,252	$1,125
Protective Life	45,279	749
PS Business Parks‡	23,426	1,114
Public Storage‡ (A)	82,004	6,527
Radian Group (A)	191,692	857
RAIT Financial Trust‡ (A)	69,000	107
Raymond James Financial	69,100	1,678
Rayonier‡	26,140	1,039
Redwood Trust‡	84,456	1,214
Regions Financial	217,200	1,273
Reinsurance Group of America, Cl A	110,034	5,117
Riskmetrics Group* (A)	339,329	5,067
RLI	8,700	439
S&T Bancorp	23,500	375
Saul Centers‡	36,150	1,116
Selective Insurance Group	41,000	640
Senior Housing Properties Trust‡	174,333	3,621
Signature Bank NY*	155,492	4,817
Simmons First National, Cl A	6,600	167
Simon Property Group‡	83,314	6,054
SL Green Realty‡	33,800	1,501
South Financial Group (A)	162,244	99
Sovran Self Storage‡ (A)	51,700	1,671
StanCorp Financial Group	59,214	2,197
Stifel Financial*	29,511	1,585
Strategic Hotels & Resorts‡*	299,380	509
Sunstone Hotel Investors‡ (A)	337,073	2,730
Susquehanna Bancshares (A)	96,950	556
SVB Financial Group*	45,725	1,731
SWS Group	41,300	514
Synovus Financial	953,371	1,859
Tanger Factory Outlet Centers‡	5,713	224
TCF Financial (A)	61,600	809
TD Ameritrade Holding*	54,324	1,067
Titanium Asset Management*	42,000	104
Titanium Asset Management* (G) (H) (I)	105,000	306
Tower Group	23,200	573
Transatlantic Holdings	30,446	1,645
Trustco Bank	112,300	692
Trustmark (A)	84,003	1,610
Unitrin	73,100	1,631
Unum Group	219,535	4,180
Uranium Participation*	250,100	1,561
U-Store-It Trust‡	186,632	1,215
Validus Holdings	62,341	1,652
Value Creation* (G) (H) (I)	85,600	9
Ventas‡ (A)	111,443	4,784
Vornado Realty Trust‡ (A)	41,989	2,749
Waddell & Reed Financial, Cl A	83,551	2,434
Washington Federal (A)	128,610	2,450
Washington Real Estate Investment Trust‡ (A)	16,340	426
Weingarten Realty Investors‡ (A)	55,600	1,079
Westamerica Bancorporation	8,200	436
Western Alliance Bancorp* (A)	229,918	913
White Mountains Insurance Group	3,510	1,144
Whitney Holding (A)	219,790	1,769
Willis Group Holdings	74,997	2,036
World Acceptance* (A)	115,177	3,378
WR Berkley (A)	48,300	1,193

Description	Shares	Market Value ($ Thousands)
Zions Bancorporation (A)	330,551	$4,347

		372,977

Health Care — 12.4%
Abaxis*	14,286	321
Acadia Pharmaceuticals*	351,200	432
Achillion Pharmaceuticals*	273,967	575
Acorda Therapeutics*	110,540	2,662
Affymax*	41,700	850
Affymetrix*	38,165	181
AGA Medical Holdings* (A)	56,250	702
Albany Molecular Research*	26,300	221
Alexion Pharmaceuticals*	98,226	4,455
Align Technology* (A)	45,868	751
Alkermes*	132,600	1,191
Allscripts-Misys Healthcare Solutions*	97,160	1,866
Almost Family*	43,100	1,557
AMAG Pharmaceuticals* (A)	39,551	1,479
Amedisys*	10,400	385
American Medical Systems Holdings*	35,697	627
AMERIGROUP* (A)	79,537	1,886
AmerisourceBergen	183,758	4,537
AMN Healthcare Services*	116,938	934
Amsurg, Cl A* (A)	206,177	4,270
Amylin Pharmaceuticals*	110,307	1,573
Analogic	5,005	203
Angiodynamics*	39,346	612
Arena Pharmaceuticals* (A)	374,145	1,358
Arqule*	56,163	202
Array Biopharma*	159,850	275
athenahealth*	46,640	1,954
Auxilium Pharmaceuticals*	58,900	2,054
Beckman Coulter	17,493	1,136
Biogen Idec*	18,800	882
BioMarin Pharmaceutical* (A)	102,856	1,698
BioScrip*	27,091	204
Boston Scientific*	265,700	2,224
Bruker*	18,900	214
Cadence Pharmaceuticals* (A)	95,574	821
Catalyst Health Solutions*	111,595	3,795
Centene*	100,700	1,895
Cephalon*	35,005	1,923
Cepheid* (A)	56,783	703
Charles River Laboratories International*	68,033	2,187
Chemed	21,077	952
Community Health Systems*	11,964	365
Conceptus* (A)	128,725	2,179
Conmed*	153,973	3,201
Cooper	97,346	3,260
Corvel*	3,162	95
Covance*	32,225	1,711
Coventry Health Care*	115,354	2,601
Cubist Pharmaceuticals*	84,193	1,404
Dendreon* (A)	112,962	3,088
Dentsply International	50,000	1,666
Dyax*	74,994	280
Electro-Optical Sciences* (A)	87,515	919
Emergency Medical Services, Cl A*	17,750	856
Endo Pharmaceuticals Holdings*	99,273	2,187
Enzo Biochem*	16,877	87

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
eResearch Technology*	67,393	$398
ev3*	304,300	3,865
Exelixis*	47,419	324
Forest Laboratories*	141,600	4,341
Genoptix*	62,380	2,261
Gen-Probe*	45,150	1,882
Genzyme*	7,348	373
Greatbatch*	79,319	1,459
Health Grades*	23,959	105
Health Management Associates, Cl A*	56,900	349
Health Net*	171,445	3,638
Healthsouth*	131,400	2,305
Henry Schein*	30,201	1,500
Hill-Rom Holdings	144,928	3,215
Hologic*	85,603	1,239
Human Genome Sciences* (A)	36,052	1,003
Humana*	32,600	1,353
ICON ADR*	132,100	2,999
ICU Medical*	60,482	1,996
Idexx Laboratories* (A)	51,183	2,562
Illumina*	47,500	1,374
Impax Laboratories*	40,374	457
Incyte* (A)	471,780	3,930
Inspire Pharmaceuticals*	226,398	1,318
Intuitive Surgical*	2,585	725
inVentiv Health*	37,487	594
Inverness Medical Innovations*	104,113	4,378
Kendle International*	32,551	487
Kensey Nash*	37,329	869
Kindred Healthcare*	42,127	626
Kinetic Concepts* (A)	141,338	4,765
King Pharmaceuticals* (A)	566,174	6,698
Laboratory Corp of America Holdings*	21,200	1,547
LHC Group* (A)	159,697	4,914
Life Technologies*	5,200	259
LifePoint Hospitals*	94,406	2,741
Ligand Pharmaceuticals, Cl B*	163,147	323
Lincare Holdings*	28,580	1,015
Martek Biosciences*	40,238	700
Maxygen*	40,179	219
MedAssets*	78,035	1,821
Medicines*	269,800	2,115
Medicis Pharmaceutical, Cl A	19,669	464
Mednax*	92,375	5,192
Meridian Bioscience	35,400	733
Millipore*	5,350	364
MWI Veterinary Supply* (A)	83,022	3,079
Mylan Laboratories*	226,029	4,039
Myriad Genetics*	98,570	2,279
Neogen* (A)	37,255	1,212
Nighthawk Radiology Holdings*	44,105	230
NPS Pharmaceuticals*	67,323	212
NuVasive*	108,700	3,527
Odyssey HealthCare*	106,200	1,543
Omnicell*	177,444	1,810
Onyx Pharmaceuticals*	130,850	3,744
OSI Pharmaceuticals*	125,824	4,191
Osiris Therapeutics*	24,770	167
Owens & Minor	66,090	2,564
Par Pharmaceutical*	76,062	1,804
Parexel International*	179,400	2,155
Patterson*	88,512	2,276
PDL BioPharma (A)	344,195	2,237

Description	Shares	Market Value ($ Thousands)
PerkinElmer	199,491	$3,764
Perrigo	47,800	1,919
Pharmaceutical Product Development	65,793	1,411
Phase Forward*	187,605	2,863
Providence Service*	18,708	262
Psychiatric Solutions*	71,330	1,581
Quality Systems (A)	23,192	1,380
Questcor Pharmaceuticals*	87,844	378
Quidel* (A)	186,169	2,340
Regeneron Pharmaceuticals*	82,600	1,516
Res-Care*	141,800	1,819
ResMed*	19,725	992
Rigel Pharmaceuticals* (A)	289,700	2,193
Sciclone Pharmaceuticals*	59,477	127
Seattle Genetics*	109,340	1,015
Sirona Dental Systems*	63,521	1,849
SonoSite*	12,259	277
STERIS	56,517	1,826
SXC Health Solutions*	71,790	3,639
Symmetry Medical*	61,133	490
Techne	49,670	3,372
Teleflex	48,186	2,510
Theravance*	66,035	869
Thoratec* (A)	53,084	1,581
United Therapeutics* (A)	74,855	3,412
Universal Health Services, Cl B	38,327	2,142
US Physical Therapy*	466	7
Valeant Pharmaceuticals International*	11,500	376
Vertex Pharmaceuticals*	38,000	1,475
Vical*	56,107	160
Viropharma*	70,200	531
Virtual Radiologic*	11,023	144
Volcano*	89,900	1,324
Waters*	8,025	472
Watson Pharmaceuticals* (A)	55,390	2,054
Zimmer Holdings*	24,461	1,447
Zoll Medical*	3,905	95

		257,122

Industrials — 14.3%
Actuant, Cl A (A)	80,962	1,322
Acuity Brands	48,304	1,559
Administaff	21,911	488
Aecom Technology*	74,371	1,889
Aegean Marine Petroleum Network	94,633	2,544
Air Transport Services Group*	68,559	154
Aircastle	56,400	500
Alaska Air Group*	39,200	1,172
Alexander & Baldwin	14,037	429
Allegiant Travel, Cl A*	18,707	771
Allen-Vanguard* (G)(H)	1,184,500	—
Alliant Techsystems*	26,668	2,286
Ameron International	27,100	1,544
Ametek	51,366	1,878
AO Smith	55,460	2,325
Apogee Enterprises	49,100	672
Applied Industrial Technologies	90,400	1,876
Arkansas Best	11,900	293
ATC Technology*	56,266	1,239
Avery Dennison	54,937	2,063
Avis Budget Group*	95,900	935
Baldor Electric (A)	51,130	1,317

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Barnes Group	198,730	$3,082
BE Aerospace*	344,225	6,633
Beacon Roofing Supply*	81,400	1,251
Belden	64,344	1,423
Bowne	25,347	154
Brady, Cl A	50,426	1,497
Briggs & Stratton	97,215	1,833
Brink’s	30,396	683
Bucyrus International, Cl A (A)	59,920	3,103
C.H. Robinson Worldwide	7,416	413
Carlisle	72,845	2,339
Chart Industries*	56,000	930
Chicago Bridge & Iron	44,487	783
Cintas	59,538	1,672
Clean Harbors*	15,244	816
Columbus McKinnon*	21,815	343
Consolidated Graphics*	77,690	2,292
Continental Airlines, Cl B* (A)	285,889	4,077
Con-way	30,802	933
Copa Holdings, Cl A	36,214	1,804
Copart* (A)	132,511	4,296
Corporate Executive Board	53,903	1,130
Corrections of America* (A)	227,567	5,687
CoStar Group* (A)	175,008	6,953
Courier	32,335	422
CRA International*	85,400	2,124
Crane (A)	80,400	2,247
Cubic	41,114	1,432
Delta Air Lines*	92,634	759
Deluxe	122,629	1,582
Dollar Thrifty Automotive Group*	24,040	444
Dover	56,985	2,330
Dycom Industries*	330,379	2,574
EMCOR Group* (A)	164,969	3,926
Ennis	17,942	260
EnPro Industries* (A)	43,700	1,003
Equifax	50,414	1,444
Esterline Technologies*	66,266	2,676
Fastenal	31,527	1,169
Force Protection*	239,300	1,235
Forward Air	81,320	1,843
FTI Consulting*	88,989	4,117
G&K Services, Cl A	59,874	1,323
Gardner Denver	280,453	10,497
GATX	10,600	306
GenCorp*	39,825	311
General Cable* (A)	53,288	1,564
Geo Group*	28,362	564
GeoEye* (A)	127,214	3,965
Goodrich (A)	27,800	1,650
Graham	71,008	1,317
Granite Construction (A)	33,629	1,008
Great Lakes Dredge & Dock	495,668	2,919
H&E Equipment Services*	139,038	1,288
Hansen Transmissions International*	644,524	1,116
Heidrick & Struggles International (A)	29,403	831
Hexcel*	177,345	1,871
Horizon Lines, Cl A	332,849	1,781
Houston Wire & Cable (A)	71,300	792
Hubbell, Cl B	58,884	2,674
ICF International* (A)	88,208	2,382
ICT Group*	10,264	164
IDEX	33,912	1,005

Description	Shares	Market Value ($ Thousands)
IHS, Cl A*	122,210	$6,145
Interface, Cl A	99,741	766
Interline Brands*	22,596	380
ITT	76,863	3,975
Jacobs Engineering Group*	9,944	348
JB Hunt Transport Services (A)	166,201	5,295
Joy Global	8,315	445
Kadant*	59,863	863
Kaman	17,304	392
Kansas City Southern*	34,285	982
Kaydon	47,677	1,695
Kirby* (A)	70,211	2,341
Knoll	102,620	998
Landstar System	83,455	3,115
Lennox International	45,700	1,696
Lincoln Electric Holdings	12,959	666
Localiza Rent a Car	189,900	2,131
Lydall*	24,242	137
Manitowoc (A)	89,534	879
Manpower	52,804	2,601
Michael Baker*	38,500	1,465
Mine Safety Appliances	28,000	693
Mueller Industries	60,853	1,431
Mueller Water Products, Cl A	287,812	1,451
MYR Group* (A)	107,478	1,679
Navistar International*	33,203	1,096
NCI Building Systems*	149,200	278
NN*	85,100	325
Old Dominion Freight Line*	135,363	3,584
Oshkosh Truck	42,606	1,693
Paccar	50,367	1,868
Pacer International	54,798	156
Pitney Bowes	78,401	1,806
Quanta Services*	95,574	1,792
RailAmerica*	83,650	1,071
Regal-Beloit	76,500	3,631
Resources Connection*	334,303	6,442
Ritchie Bros Auctioneers	90,975	2,167
Robbins & Myers (A)	48,450	1,114
Rockwell Collins	33,377	1,784
RR Donnelley & Sons	130,802	2,692
RSC Holdings* (A)	187,000	1,189
Rush Enterprises, Cl A*	225,542	2,429
Ryder System	17,100	693
Saia*	26,033	375
School Specialty*	44,751	1,020
Seaboard	420	611
Shaw Group*	37,433	1,068
Silvercorp Metals*	109,600	814
Skywest	49,700	731
SMA Solar Technology	15,935	2,123
Spherion*	79,420	415
Spirit Aerosystems Holdings, Cl A*	107,167	1,954
Standard Parking*	150,695	2,426
Standard Register	28,668	130
Steelcase, Cl A (A)	87,200	476
Stericycle* (A)	22,734	1,244
SYKES Enterprises*	359,093	8,816
TAL International Group (A)	120,500	1,646
Tam ADR*	144,440	2,532
Teledyne Technologies*	46,631	1,563
Terex*	149,011	2,806
Tetra Tech* (A)	58,673	1,545
Textainer Group Holdings (A)	96,900	1,546

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Thomas & Betts*	48,083	$1,755
Timken	67,788	1,672
Titan Machinery*	13,200	148
Toro	3,724	148
TransDigm Group	89,710	3,888
Trex*	100,280	1,798
Triumph Group (A)	50,697	2,433
Tutor Perini*	17,100	284
Twin Disc	15,315	145
UAL*	281,400	2,184
United Rentals*	77,894	718
United Stationers*	30,557	1,557
URS*	39,703	1,650
US Airways Group*	323,030	1,192
UTi Worldwide	85,100	1,112
Wabtec	93,970	3,618
Silvercorp Metals PIPE*	135,000	1,002
Waste Connections*	8,696	282
Watson Wyatt Worldwide, Cl A	52,590	2,174
Watts Water Technologies, Cl A	33,572	1,029
WESCO International*	201,267	5,253
WW Grainger	3,802	371

		298,931

Information Technology — 17.8%
3Com*	326,758	2,408
ADC Telecommunications* (A)	157,079	963
Advanced Analogic Technologies*	507,139	1,623
Advanced Energy Industries*	104,310	1,140
Advanced Micro Devices*	66,700	468
Akamai Technologies* (A)	112,901	2,710
Alliance Data Systems*	60,700	3,702
Amkor Technology*	75,300	418
Analog Devices	74,891	2,246
Ancestry.com* (A)	138,468	1,821
Ansys*	40,400	1,573
Ariba*	115,981	1,257
Arris Group* (A)	366,831	3,665
Arrow Electronics*	127,309	3,346
Art Technology Group*	666,348	2,692
Aruba Networks*	5,427	43
AsiaInfo Holdings*	44,100	1,084
Atheros Communications* (A)	123,794	3,524
Atmel*	846,617	3,361
ATMI* (A)	102,847	1,599
Avnet*	80,554	2,195
Baidu.com ADR*	2,240	972
Benchmark Electronics* (A)	185,320	3,341
Black Box	69,585	1,962
Blackboard*	82,510	3,443
Bottomline Technologies*	30,177	486
Brightpoint*	314,352	2,257
Broadridge Financial Solutions	40,608	893
Brocade Communications Systems*	148,500	1,053
CACI International, Cl A*	25,288	1,174
Cavium Networks*	41,960	846
Ceragon Networks*	101,555	988
Checkpoint Systems*	30,234	429
Ciber*	113,005	358
Cirrus Logic*	15,326	83
Cognex	21,800	359
Cogo Group*	43,200	246
Coherent*	73,311	1,864

Description	Shares	Market Value ($ Thousands)
CommScope*	135,700	$3,410
Computer Sciences*	50,835	2,812
Comtech Telecommunications* (A)	38,500	1,106
Comverse Technology*	204,900	1,803
Concur Technologies* (A)	8,255	306
Constant Contact*	72,150	1,289
Convergys*	118,100	1,320
Cree*	9,664	462
CSG Systems International*	41,685	807
CTS	127,190	1,179
Cymer*	7,515	251
Cypress Semiconductor* (A)	365,507	3,498
Daktronics	22,500	191
DealerTrack Holdings* (A)	255,276	4,355
Diebold	185,695	4,668
Digital River*	50,578	1,276
Diodes*	104,739	1,837
Dolby Laboratories, Cl A*	90,978	4,069
DSP Group*	151,400	952
DST Systems*	14,600	620
DTS*	127,930	3,856
EchoStar, Cl A*	16,166	314
EF Johnson Technologies*	100,500	111
Electronics for Imaging*	27,753	333
Emulex*	255,496	2,488
Entegris*	386,381	1,611
Equinix* (A)	118,286	11,378
Euronet Worldwide*	123,080	2,614
Factset Research Systems (A)	21,130	1,529
Fairchild Semiconductor International, Cl A*	162,424	1,316
Fidelity National Information Services	20,393	461
FLIR Systems*	37,280	1,070
Gartner*	375,684	7,108
Gerber Scientific*	112,900	564
Global Payments	10,446	536
GSI Commerce* (A)	574,579	12,836
Harris	53,300	2,340
Harris Stratex Networks, Cl A*	128,626	808
Heartland Payment Systems	149,122	1,594
Hewitt Associates, Cl A*	19,280	775
IAC*	45,537	886
Imation (A)	255,100	2,237
Ingram Micro, Cl A*	80,745	1,372
Insight Enterprises*	142,138	1,443
Integral Systems*	191,118	1,699
Integrated Device Technology*	335,816	1,901
Intermec*	14,853	183
Internet Brands, Cl A* (A)	202,676	1,400
Jabil Circuit	488,360	6,500
Jack Henry & Associates	42,799	978
JDA Software Group*	126,260	2,965
JDS Uniphase*	119,099	880
Keynote Systems (A)	227,008	2,422
Knot* (A)	278,915	2,661
Kulicke & Soffa Industries* (A)	31,400	143
Lam Research*	39,919	1,357
Lawson Software*	621,878	4,073
Lexmark International, Cl A*	82,634	2,080
Linear Technology	31,100	839
Littelfuse*	57,941	1,517
LSI*	84,100	445
Mantech International, Cl A*	28,424	1,230

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
MAXIMUS	32,100	$1,492
Methode Electronics	181,251	1,443
Micrel	21,600	154
Microsemi*	250,063	3,809
Microtune*	31,650	55
MKS Instruments*	164,867	2,498
Molex	101,926	1,895
Monolithic Power Systems*	25,686	552
Monotype Imaging Holdings*	276,267	2,138
Move*	222,716	343
MTS Systems	10,255	264
National Semiconductor	15,900	232
NCR*	66,725	628
Net 1 UEPS Technologies*	122,914	2,296
Netezza*	33,400	339
Netgear*	134,255	2,665
Netlogic Microsystems* (A)	19,812	808
Netscout Systems*	13,150	166
NeuStar, Cl A*	194,304	4,547
Novatel Wireless* (A)	215,118	1,803
Nuance Communications* (A)	91,279	1,386
ON Semiconductor*	339,140	2,632
OSI Systems*	96,400	1,969
Parametric Technology*	237,120	3,571
Park Electrochemical	56,000	1,324
Parkervision* (A)	378,200	689
Pericom Semiconductor*	171,793	1,771
Plexus* (A)	154,682	4,201
PMC - Sierra*	411,000	3,259
Power Integrations	62,916	2,113
Progress Software*	36,784	886
QLogic*	124,320	2,230
Quest Software*	33,376	562
Rackspace Hosting*	117,700	2,179
Red Hat*	96,600	2,579
RF Micro Devices*	553,170	2,390
Richardson Electronics	57,494	341
Riverbed Technology*	167,373	3,408
Rubicon Technology* (A)	78,616	1,370
SAIC*	162,831	2,902
Sapient*	489,280	3,601
SAVVIS*	128,348	1,607
Scansource*	46,733	1,087
Seachange International* (A)	194,500	1,085
Seagate Technology	287,700	4,353
Sigma Designs*	60,385	705
Silicon Laboratories*	16,597	701
SkillSoft ADR*	595,073	5,843
Skyworks Solutions*	267,588	3,294
Sohu.com*	9,532	531
Solera Holdings	183,302	6,408
SRA International, Cl A*	67,700	1,222
SuccessFactors*	4,098	62
Sun Microsystems*	45,500	387
Sybase*	109,616	4,411
Symyx Technologies*	43,413	184
Synaptics*	13,800	372
Synchronoss Technologies*	124,143	1,673
SYNNEX*	33,732	955
Synopsys*	184,144	4,138
Take-Two Interactive Software*	201,750	2,270
Taleo, Cl A*	132,285	2,733
Tech Data*	71,686	3,019
Technitrol	116,576	590
TeleTech Holdings*	119,899	2,313

Description	Shares	Market Value ($ Thousands)
Tellabs*	65,720	$369
Teradata*	64,610	1,893
TIBCO Software*	64,617	556
TiVo*	415,900	4,117
Total System Services	186,600	3,224
Trimble Navigation* (A)	253,488	5,660
TriQuint Semiconductor*	337,330	1,835
TTM Technologies* (A)	143,600	1,489
Unisys*	57,350	1,840
United Online	265,160	1,803
Valueclick*	137,138	1,293
Varian Semiconductor Equipment Associates*	23,625	688
Veeco Instruments* (A)	138,025	3,770
VeriFone Holdings*	102,809	1,363
Vishay Intertechnology*	249,988	1,812
VistaPrint*	238,619	13,608
Vocus* (A)	350,804	5,732
WebMD Health, Cl A* (A)	26,113	948
Western Digital*	66,500	2,450
Wright Express*	64,692	1,887
Xyratex*	97,255	1,096
Zebra Technologies, Cl A*	98,708	2,628
Zoran*	105,659	966

		376,116

Materials — 6.3%
A. Schulman	40,799	666
Airgas	73,241	3,387
AK Steel Holding	111,419	2,228
Albemarle (A)	51,276	1,731
Allegheny Technologies	97,707	3,325
Allied Nevada Gold* (A)	154,000	2,002
AM Castle	44,957	589
AMCOL International (A)	40,100	1,093
Aptargroup	119,036	4,300
Ashland	111,033	3,990
Bemis	8,331	244
Buckeye Technologies*	71,300	690
Cabot	58,664	1,345
Carpenter Technology (A)	70,900	1,643
Celanese, Cl A	162,071	4,823
Century Aluminum*	81,000	790
CF Industries Holdings (A)	14,230	1,215
Cliffs Natural Resources	41,010	1,807
Commercial Metals (A)	84,377	1,342
Crown Holdings*	106,856	2,689
Cytec Industries	103,573	3,519
Domtar*	57,303	3,233
Eagle Materials	38,770	1,045
Eastman Chemical	33,100	1,990
FMC	5,609	314
Gammon Gold*	61,500	711
General Steel Holdings*	91,227	366
H.B. Fuller	50,700	1,032
Hawkins	10,492	229
Headwaters*	111,421	525
Innophos Holdings	125,640	3,112
Innospec	17,342	154
Intrepid Potash* (A)	148,664	4,525
Jaguar Mining* (A)	157,400	1,838
Kaiser Aluminum	16,300	630
KapStone Paper and Packaging*	40,323	286
Koppers Holdings	31,211	882

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
LSB Industries*	21,302	$260
Lubrizol	37,900	2,749
Minerals Technologies	9,961	526
Myers Industries	88,402	731
Nalco Holding	217,077	5,310
Neenah Paper	89,768	1,250
New Gold*	514,600	1,842
NewMarket	33,836	3,543
Nucor	39,985	1,696
Olin	40,278	676
OM Group*	36,137	1,107
Owens-Illinois*	107,688	3,367
Packaging of America	97,278	1,938
Pactiv*	18,389	448
PolyOne*	389,309	2,795
Quaker Chemical	2,625	51
Reliance Steel & Aluminum (A)	51,537	2,107
Rockwood Holdings* (A)	218,580	4,920
RPM International	15,203	298
RTI International Metals*	40,284	798
Schnitzer Steel Industries, Cl A (A)	31,866	1,422
Schweitzer-Mauduit International	30,922	1,904
Scotts Miracle-Gro, Cl A	73,800	2,947
Sensient Technologies	24,400	618
Silgan Holdings	96,606	5,175
Solutia*	177,470	1,911
Sonoco Products	57,700	1,626
Spartech (A)	124,918	1,358
Steel Dynamics (A)	112,460	1,903
Stepan	9,957	625
Stillwater Mining*	37,400	356
Temple-Inland	91,089	1,639
Terra Industries	21,209	818
Titanium Metals	33,300	325
United States Steel (A)	4,300	192
Universal Stainless & Alloy*	78,700	1,277
Walter Industries	14,550	998
Westlake Chemical	11,130	291
Worthington Industries	44,300	519
WR Grace*	77,282	1,767

		128,373

Telecommunication Services — 1.9%
AboveNet* (A)	17,292	887
Alaska Communications Systems Group	104,525	764
Cbeyond* (A)	54,401	702
CenturyTel	111,110	3,954
Cincinnati Bell*	880,443	2,624
Iowa Telecommunications Services	23,850	379
Leap Wireless International* (A)	122,700	1,771
MetroPCS Communications*	221,600	1,396
Neutral Tandem*	98,010	2,261
NII Holdings*	224,795	6,699
PAETEC Holding*	90,890	334
SBA Communications, Cl A* (A)	444,441	14,240
Syniverse Holdings*	33,608	533
Telephone & Data Systems	9,716	296
tw telecom , Cl A*	208,157	3,029
US Cellular*	11,983	446
USA Mobility	75,203	751

Description	Shares	Market Value ($ Thousands)
Windstream	31,404	$312

		41,378

Utilities — 3.7%
AGL Resources	168,227	5,812
Alliant Energy	43,300	1,190
Ameren	42,000	1,091
American Water Works	43,800	974
Atmos Energy	31,497	863
Avista	16,800	350
Black Hills	13,417	316
Centerpoint Energy	66,000	876
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	93,400	1,610
Cleco (A)	57,922	1,478
CMS Energy (A)	156,600	2,230
Consolidated Edison	31,009	1,330
Edison International	50,675	1,725
El Paso Electric*	24,228	480
Empire District Electric	40,548	736
Energen	24,545	1,068
Equities	2,926	120
Great Plains Energy	303,648	5,405
Hawaiian Electric Industries	70,100	1,392
IDACORP	17,450	516
ITC Holdings	39,649	1,763
Laclede Group	9,825	308
MDU Resources Group	116,443	2,632
Mirant* (A)	50,600	720
Northeast Utilities (A)	100,734	2,429
NorthWestern	134,625	3,472
NV Energy	60,365	703
OGE Energy (A)	63,951	2,213
Pepco Holdings	32,000	522
Piedmont Natural Gas	23,600	559
Pinnacle West Capital	88,349	3,100
PNM Resources (A)	128,180	1,428
Portland General Electric	373,658	7,327
RRI Energy*	599,785	2,951
SCANA	87,897	3,094
South Jersey Industries	27,262	983
UGI	169,251	3,974
Unisource Energy	47,800	1,425
Vectren	56,984	1,338
Westar Energy	109,209	2,249
Wisconsin Energy	56,562	2,551
Xcel Energy	95,329	1,937

		77,240

Total Common Stock (Cost $1,837,412) ($ Thousands)		2,037,726

AFFILIATED PARTNERSHIP — 14.3%
SEI Liquidity Fund, L.P., 0.320%**† (E)	306,891,896	299,398

Total Affiliated Partnership (Cost $306,892) ($ Thousands)		299,398

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.2%

Consumer Discretionary — 0.1%
Callaway Golf	14,000	$1,649

Financials — 0.1%
Grubb & Ellis*	14,400	1,440

Total Preferred Stock (Cost $2,830) ($ Thousands)		3,089

CONVERTIBLE BONDS — 0.1%

Consumer Discretionary — 0.0%
Eddie Bauer Holdings
5.250%, 04/01/14 (C)	$3,146	315

Energy — 0.1%
Nova Biosource Fuels
10.000%, 09/30/12 (C)	1,679	168
Rentech
4.000%, 04/15/13	1,647	1,254
Scorpio Mining
7.000%, 05/05/11 (G)(H)(I)	509	448

		1,870

Financials — 0.0%
World Acceptance
3.000%, 10/01/11	458	409

Total Convertible Bonds (Cost $3,654) ($ Thousands)		2,594

EXCHANGE TRADED FUND — 0.0%
Midcap SPDR Trust Series 1	7,595	947

Total Exchange Traded Fund (Cost $974) ($ Thousands)		947

	Number of Warrants

WARRANTS — 0.0%
Cullen Agricultural Holding, Expires 2013	222,701	22
Oilsands Quest, Expires 05/12/11*	330,350	149
Oilsands Quest, Expires 2009*	20,000	—
Rentech, Expires 04/25/12*(G)(H)(I)	13,800	5
Titanium Asset Management, Expires 06/21/11*(G)(H)(I)	105,000	—

Total Warrants (Cost $196) ($ Thousands)		176

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills (D)(F)
0.130%, 12/03/09	$8,970	$8,970
0.065%, 01/07/10	400	400

Total U.S. Treasury Obligations (Cost $9,370) ($ Thousands)		9,370

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	48,116,451	48,116

Total Cash Equivalent (Cost $48,116) ($ Thousands)		48,116

Total Investments — 115.0% (Cost $2,209,444)($ Thousands)		$2,401,416

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell Index E-Mini	200	Dec-2009	$208
S&P Mid 400 Index E-Mini	128	Dec-2009	264

			$472

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,087,757($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at November 30, 2009 (See Note 11). The total value of securities on loan atNovember 30, 2009 was $239,050 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Security in default on interest payments.

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	This security was purchased with cash collateral held from securities on loan (See Note 11). The total value of such securities as of November 30, 2009 was $299,398 ($ Thousands).

(F)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(G)	Securities considered illiquid. The total value of such securities as of November 30, 2009 was $768 ($ Thousands) and represented 0.04% of net assets.

(H)	Securities considered restricted. The total value of such securities as of November 30, 2009 was $768 ($ Thousands) and represented 0.04% of net assets.

(I)	Security was fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2009 was $1,025 ($ Thousands) and represented 0.05% of net assets.

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Equity Fund

November 30, 2009

ADR — American Depositary Receipt

Cl — Class

LLC — Limited Liability Company

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

S&P — Standard & Poor’s

Amounts designated as “—” are $O or have been rounded to $O.

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 6.9%
Aaron’s	29,300	$735
Amazon.com*	7,092	964
Autoliv	11,600	471
Buckle	15,000	410
Burger King Holdings	51,000	867
Career Education*	41,800	1,088
Carter’s*	29,900	650
Choice Hotels International	30,000	941
Corinthian Colleges*	56,400	836
DIRECTV, Cl A*	42,100	1,332
Discovery Communications, Cl A*	40,800	1,303
DreamWorks Animation SKG, Cl A*	34,300	1,148
Eastman Kodak	62,200	252
GameStop, Cl A*	20,800	508
Genuine Parts	23,200	831
Gildan Activewear, Cl A*	26,200	506
H&R Block	27,600	560
ITT Educational Services*	10,500	956
Jarden	18,800	516
John Wiley & Sons, Cl A	30,900	1,157
priceline.com*	7,078	1,515
Strayer Education	8,304	1,640
Tractor Supply*	19,800	924

		20,110

Consumer Staples — 15.5%
Alberto-Culver, Cl B	28,708	808
Altria Group	171,941	3,234
Brown-Forman, Cl B	50,788	2,599
Campbell Soup	55,513	1,941
Church & Dwight	16,900	998
Coca-Cola	25,068	1,434
Dean Foods*	35,600	566
Del Monte Foods	42,600	447
Flowers Foods	33,300	762
General Mills	20,600	1,401
Hansen Natural*	11,600	405
Hershey	35,000	1,238
Hormel Foods	122,726	4,605
Kellogg	25,900	1,362
Kimberly-Clark	20,800	1,372
Kroger	63,897	1,453
Lorillard	44,766	3,488
McCormick	27,485	981
Molson Coors Brewing, Cl B	9,393	425
PepsiCo	16,357	1,018
Philip Morris International	71,620	3,444
Reynolds American	72,368	3,616
Ruddick	23,500	625
Safeway	6,616	149
Sara Lee	50,858	617
Sysco	131,280	3,550
Tyson Foods, Cl A	172,715	2,076
Wal-Mart Stores	5,926	323

		44,937

Description	Shares	Market Value ($ Thousands)

Energy — 4.5%
Chevron	27,607	$2,154
CNX Gas*	35,100	958
Dresser-Rand Group*	34,900	980
Enbridge	32,300	1,381
Exxon Mobil	24,335	1,827
FMC Technologies*	11,900	648
Murphy Oil	14,888	840
PetroHawk Energy*	31,300	699
Range Resources	19,200	905
SEACOR Holdings*	10,200	781
Teekay	21,700	521
TransCanada	44,700	1,442

		13,136

Financials — 13.2%
Alexandria Real Estate Equities‡	20,200	1,139
Arthur J Gallagher	27,079	607
Associated Banc	54,200	615
Bancorpsouth	40,700	944
Bank of Hawaii	58,591	2,678
BOK Financial	20,596	957
Capitol Federal Financial	48,335	1,411
Commerce Bancshares	97,077	3,902
Corporate Office Properties Trust‡	28,600	978
Cullen/Frost Bankers	59,594	2,862
Endurance Specialty Holdings	32,800	1,226
Erie Indemnity, Cl A	24,900	921
Essex Property Trust‡	14,800	1,180
Federated Investors, Cl B	37,600	969
First Citizens BancShares, Cl A	1,708	269
First Niagara Financial Group	37,898	500
Health Care REIT‡	29,800	1,328
Hudson City Bancorp	75,700	1,006
MFA Mortgage Investments‡	68,200	516
National Retail Properties‡	38,700	775
Nationwide Health Properties‡	12,900	439
PartnerRe	9,859	759
People’s United Financial	180,791	2,945
Platinum Underwriters Holdings	21,800	769
ProAssurance*	20,700	1,102
Prosperity Bancshares	29,300	1,167
Realty Income‡	42,900	1,085
RenaissanceRe Holdings	5,700	304
TFS Financial	213,898	2,391
UMB Financial	26,000	1,022
Valley National Bancorp	34,100	451
Washington Real Estate
Investment Trust‡	38,200	997
Wesco Financial	449	153

		38,367

Health Care — 21.8%
Abbott Laboratories	83,042	4,525
Allscripts-Misys Healthcare
Solutions*	5,648	108
AmerisourceBergen	203,890	5,034
Amgen*	65,222	3,675
Baxter International	39,470	2,153

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Becton Dickinson	41,209	$3,082
Biogen Idec *	78,347	3,678
Bristol-Myers Squibb	17,928	454
C.R. Bard	30,751	2,528
Cardinal Health	60,456	1,948
CareFusion *	10,132	262
Celgene *	12,500	693
Edwards Lifesciences *	24,812	2,042
Eli Lilly	30,072	1,104
Endo Pharmaceuticals Holdings *	57,851	1,274
Forest Laboratories *	89,323	2,739
Genzyme *	70,659	3,582
Gilead Sciences *	67,560	3,111
Haemonetics *	12,600	673
Henry Schein *	16,462	818
Hill-Rom Holdings	7,226	160
Johnson & Johnson	55,053	3,459
Kinetic Concepts *	30,800	1,038
LifePoint Hospitals *	14,500	421
McKesson	76,878	4,768
Medco Health Solutions *	251	16
Millipore *	2,816	192
Onyx Pharmaceuticals *	16,100	461
Owens & Minor	24,100	935
Patterson *	43,600	1,121
Perrigo	33,500	1,345
STERIS	26,500	856
Techne	56,762	3,853
United Therapeutics *	21,600	985

		63,093

Industrials — 4.1%
Alliant Techsystems *	13,500	1,157
C.H. Robinson Worldwide	23,036	1,284
Copa Holdings, Cl A	19,308	962
FTI Consulting *	21,800	1,008
Gardner Denver	27,800	1,041
KBR	60,800	1,133
Landstar System	24,800	926
Lennox International	29,100	1,080
Nordson	12,800	686
Rollins	47,200	839
Simpson Manufacturing	6,800	169
TransDigm Group	25,300	1,097
Valmont Industries	5,900	452

		11,834

Information Technology — 12.0%
Adtran	35,900	758
Analog Devices	81,601	2,447
Atmel *	12,932	51
AVX	38,600	465
Broadcom, Cl A *	22,948	670
Cree *	12,231	585
Diebold	24,600	619
FLIR Systems *	19,100	548
Global Payments	10,300	528
Google, Cl A *	6,291	3,668
Harris	28,400	1,247
Hewitt Associates, Cl A *	32,900	1,322
Hewlett-Packard	2,861	140

Description	Shares	Market Value ($ Thousands)
IAC *	64,754	$1,259
Ingram Micro, Cl A *	76,912	1,307
Intel	164,594	3,160
International Business Machines	16,729	2,114
Mantech International, Cl A *	22,300	965
Micros Systems *	13,600	382
NeuStar, Cl A *	16,300	381
SAIC *	1,135	20
Silicon Laboratories *	6,557	277
Sybase *	27,500	1,107
Synopsys *	22,589	507
Tech Data *	67,553	2,845
Texas Instruments	142,338	3,600
Visa, Cl A	32,022	2,594
WebMD Health, Cl A *	2,829	103
Xerox	39,600	305
Xilinx	2,244	51
Zebra Technologies, Cl A *	31,383	835

		34,860

Materials — 3.6%
Aptargroup	27,600	997
Bemis	17,300	507
Compass Minerals International	18,000	1,172
Greif, Cl A	18,700	1,045
Newmont Mining	64,067	3,436
Reliance Steel & Aluminum	9,900	405
Royal Gold	24,029	1,293
Sensient Technologies	23,800	603
Silgan Holdings	16,800	900

		10,358

Telecommunication Services — 2.6%
AT&T	59,600	1,606
BCE	29,600	784
MetroPCS Communications*	184,900	1,165
Rogers Communications, Cl B	44,500	1,347
SBA Communications, Cl A*	15,800	506
Telephone & Data Systems	11,300	344
Verizon Communications	50,894	1,601

		7,353

Utilities — 11.7%
AGL Resources	57,898	2,001
Alliant Energy	49,091	1,349
Aqua America	49,379	806
Atmos Energy	82,948	2,272
Consolidated Edison	28,700	1,232
DPL	42,300	1,136
DTE Energy	32,600	1,308
Edison International	34,300	1,168
Energen	11,800	513
Hawaiian Electric Industries	20,421	405
IDACORP	25,500	754
Nicor	70,258	2,751
NSTAR	58,287	1,931
OGE Energy	35,300	1,221
Pepco Holdings	56,000	913
PG&E	20,300	859
Piedmont Natural Gas	37,600	891
PPL	34,926	1,066

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
SCANA	16,310	$574
Sempra Energy	30,350	1,613
TECO Energy	81,300	1,199
UGI	62,796	1,475
Vectren	82,749	1,944
Westar Energy	30,200	622
WGL Holdings	26,600	837
Wisconsin Energy	66,796	3,012
Xcel Energy	4,232	86

		33,938

Total Common Stock (Cost $238,672) ($ Thousands)		277,986

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills 0.255%, 12/03/09 (A)(B)	1,200	1,200

Total U.S. Treasury Obligation (Cost $1,200) ($ Thousands)		1,200

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.130%**†	10,718	10,718

Total Cash Equivalent (Cost $10,718) ($ Thousands)		10,718

Total Investments — 100.0% (Cost $250,590)($ Thousands)		$289,904

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 E-Mini	45	Dec-2009	$127

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $289,962($ Thousands)

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

Amounts designated as “—” are $O or have been rounded to $O.

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.7%

Argentina — 0.1%
Banco Macro ADR	10,000	$273
BBVA Banco Frances ADR	9,399	58
Grupo Financiero Galicia ADR*	9,800	52
Petrobras Energia ADR	1,974	33
Telecom Argentina ADR*	8,200	133
Tenaris	11,779	232

		781

Australia — 5.6%
AGL Energy	8,938	113
Amcor	27,516	149
AMP	206,557	1,168
Aristocrat Leisure	10,197	38
Arrow Energy*	45,393	162
Asciano Group	83,062	126
ASX	5,053	153
Australia & New Zealand Banking Group	138,654	2,811
Australian Infrastructure Fund	24,593	39
AWB(A)	46,838	51
Beach Petroleum	5,836	5
Bendigo Bank	7,901	64
BGP Holdings*	39,545	—
BHP Billiton	224,891	8,502
Billabong International	11,878	114
BlueScope Steel	229,263	569
Boral	99,982	513
Brambles	7,884	48
Caltex Australia	8,484	75
CFS Retail Property Trust‡	58,410	105
Coca-Cola Amatil	91,258	885
Cochlear	2,978	173
Commonwealth Bank of Australia	52,953	2,559
Computershare	77,785	761
Crown	17,350	124
CSL	494	14
CSR	23,600	37
David Jones (A)	–	—
Dexus Property Group‡	45,614	34
Downer EDI	13,200	103
Energy Resources of Australia	3,618	79
Fairfax Media (A)	227,393	340
Fortescue Metals Group*	27,007	104
Foster’s Group	190,415	980
Goodman Fielder	229,614	322
GPT Group‡	70,403	38
GrainCorp	24,079	134
Harvey Norman Holdings	192,662	758
Incitec Pivot	52,228	136
Insurance Australia Group	36,255	130
JB Hi-Fi	16,680	354
Kingsgate Consolidated	3,100	27
Leighton Holdings (A)	16,623	543
Lend Lease	70,458	586
Macquarie Airports	10,592	25
Macquarie Group (A)	5,202	229
Macquarie Infrastructure Group	438,565	522
Metcash	70,432	302
National Australia Bank	65,427	1,714

Description	Shares	Market Value ($ Thousands)
Newcrest Mining	10,116	$341
OneSteel	27,245	75
Orica	32,388	741
Origin Energy	9,336	133
OZ Minerals	218,272	244
Pacific Brands	177,578	212
Paladin Energy*	16,201	61
Perpetual	611	18
Primary Health Care	7,900	42
Programmed Maintenance Services	8,232	29
Qantas Airways	189,726	452
QBE Insurance Group	7,641	156
Rio Tinto	39,411	2,585
Santos	152,185	2,051
Sims Group	4,501	87
Sonic Healthcare	11,209	146
SP AusNet, Cl Miscellaneous	18,992	15
Stockland‡	9,650	36
Straits Resources	64,525	97
Suncorp-Metway	67,750	545
TABCORP Holdings	48,062	316
Tatts Group	135,215	298
Telstra	123,100	384
Toll Holdings	21,557	160
Transurban Group	5,174	26
Wesfarmers	79,594	2,171
Westfield Group‡	48,962	547
Westpac Banking	82,151	1,816
Woodside Petroleum	4,650	208
Woolworths	44,706	1,148
WorleyParsons	8,114	197

		42,155

Austria — 0.2%
Erste Group Bank (A)	10,932	444
EVN	895	17
OMV	26,031	1,101
Raiffeisen International Bank Holding	1,058	63
Strabag	2,354	74
Vienna Insurance Group	2,807	148
Voestalpine	803	29

		1,876

Belgium — 1.3%
Banque Nationale de Belgique	3	15
Delhaize Group	32,266	2,442
Dexia(A)	89,612	676
D'ieteren	170	73
Fortis	40,891	172
Groupe Bruxelles Lambert	4,734	431
InBev	51,591	2,575
KBC Groep	19,365	862
Solvay	6,767	714
Telenet Group Holding	11,817	322
UCB (A)	31,865	1,418

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Umicore	10,397	$354
		10,054

Brazil — 0.4%
BRF—Brasil Foods*	31,400	737
Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,670	610
Cia Energetica de Minas Gerais ADR (A)	55,050	990
Cyrela Brazil Realty	38,400	543
Redecard	25,600	392

		3,272

Canada — 1.7%
Agrium	24,400	1,363
Barrick Gold	31,700	1,353
Bombardier, Cl B	136,100	578
Canadian National Railway	20,800	1,091
CGI Group, Cl A*	2,200	27
Domtar*	6,400	362
EnCana	29,430	1,584
Gildan Activewear*	11,800	228
Goldcorp	43,390	1,822
Husky Energy	8,900	234
IAMGOLD	25,685	485
Nexen	15,800	372
Open Text*	21,900	834
Pacific Rubiales Energy* (A)	23,000	336
Royal Bank of Canada	4,500	242
Sino-Forest, Cl A*	56,900	997
Teck Cominco, Cl B*	12,100	419
TELUS, Cl A	0	—
Yamana Gold	26,100	346

		12,673

Chile — 0.3%
Banco Santander Chile ADR	8,109	493
Enersis ADR	99,400	1,908
Madeco ADR	3,200	21

		2,422

China — 0.5%
Bank of China	1,608,000	907
Baoye Group, Cl H	44,000	34
China Life Insurance, Cl H	139,650	699
China Railway Group*	711,000	561
Industrial & Commercial Bank of China	1,838,000	1,553
Perfect World ADR*	6,300	278
Qingling Motors, Cl H	298,000	85

		4,117

Cyprus — 0.0%
Bank of Cyprus Public	28,878	206

Denmark — 0.6%
AP Moller—Maersk	94	668
Carlsberg, Cl B	17,888	1,282
Danisco	4,500	278

Description	Shares	Market Value ($ Thousands)
Danske Bank	41,336	$890
DSV	3,187	57
FLSmidth	1,570	102
Novo-Nordisk, Cl B	15,307	1,027
PER Aarsleff, Cl B	416	50
Sydbank	4,963	119
Topdanmark*	1,209	173
William Demant Holding*	2,784	201

		4,847

Finland — 0.9%
Citycon	18,697	79
Elisa, Cl A	886	19
Fortum	1,844	47
Huhtamaki	6,904	93
Kesko, Cl B	4,294	146
Kone, Cl B	48,424	1,960
Metso	15,554	500
Nokia	42,623	561
Nokian Renkaat	5,167	131
Outokumpu	4,901	84
Sampo, Cl A	47,251	1,121
Sanoma	6,419	134
Stora Enso, Cl R	130,310	996
UPM-Kymmene	45,915	584
Wartsila, Cl B (A)	10,645	397

		6,852

France — 7.2%
Accor	17,122	916
Aeroports de Paris	806	65
Air France-KLM	15,515	246
Air Liquide	773	90
Alcatel-Lucent	153,849	517
Alstom	12,302	861
Arkema	2,929	110
Assystem*	1,449	20
Atos Origin	13,328	582
AXA	36,532	871
BioMerieux	519	60
BNP Paribas	80,932	6,683
Bouygues	15,633	778
Capital Gemini	18,116	838
Carrefour	1,782	87
Casino Guichard Perrachon	2,693	231
Cegid Group	1,081	27
Christian Dior(A)	12,357	1,252
Cie de Saint-Gobain	358	20
Cie Generale d’Optique Essilor International	2,877	167
Ciments Francais	336	35
CNP Assurances	15,382	1,646
Compagnie Generale des Etablissements Michelin, Cl B	4,581	347
Credit Agricole	88,702	1,835
Danone	534	32
Dassault Systemes	1,113	64
Eiffage	1,402	76
Electricite de France (A)	15,315	883
Eurazeo	1,082	76
Eutelsat Communications	19,294	631
Fonciere Des Regions‡	2,876	296

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
France Telecom	95,058	$2,473
Gaz de France	4,891	204
Gecina ‡	2,803	308
Havas	86,480	323
Hermes International	92	13
Iliad (A)	699	84
Ipsen	1,742	95
JC Decaux	743	17
Klepierre ‡	3,999	160
Lafarge	8,931	734
Lagardere S.C.A.	1,326	57
Legrand	12,120	333
L’Oreal	585	64
LVMH Moet Hennessy Louis Vuitton (A)	2,640	275
M6-Metropole Television	15,917	410
Natixis	81,521	435
Neopost	1,052	92
NetGem	7,913	37
Nexity	3,052	105
PagesJaunes Groupe	6,175	73
Peugeot	21,613	764
PPR	18,301	2,215
Publicis Groupe	30,508	1,175
Rallye	462	16
Renault	9,517	460
Safran	21,877	366
Sanofi-Aventis	121,621	9,188
Schneider Electric	5,023	550
SCOR	20,462	499
SES Global	2,973	63
Societe BIC	409	29
Societe Des Autoroutes Paris-Rhin-Rhone	1,370	114
Societe Generale	24,609	1,732
Societe Television Francaise 1	29,262	521
Suez Environnement	1,484	33
Technip	27,974	1,908
Total (A)	74,550	4,612
Unibail-Rodamco ‡	5,346	1,204
Valeo	10,749	308
Vallourec	140	23
Veolia Environnement	2,856	97
Vinci	19,785	1,094
Vivendi	24,860	716
Zodiac Aerospace	1,569	53

		54,374

Germany — 6.6%
Adidas	586	33
Aixtron	23,060	830
Allianz	19,760	2,427
BASF	67,085	4,045
Bayer	31,554	2,415
Bayerische Motoren Werke	49,986	2,358
Bilfinger Berger	1,964	145
Commerzbank	37,741	353
DaimlerChrysler	47,516	2,406
Deutsche Bank (A)	53,410	3,853
Deutsche Boerse	12,025	1,002
Deutsche Lufthansa	112,011	1,788
Deutsche Post	179,195	3,355

Description	Shares	Market Value ($ Thousands)
Deutsche Postbank (A)	4,616	$162
Deutsche Telekom	10,677	157
E.ON	126,993	5,022
GAGFAH	17,053	154
Hannover Rueckversicherung	30,201	1,439
HeidelbergCement	27,030	1,794
Henkel	1,957	84
Hochtief	21,374	1,678
Infineon Technologies *	180,954	867
K+S	10,223	616
Linde	4,111	505
MAN	1,277	105
Merck KGaA	270	26
Metro	5,354	336
MTU Aero Engines Holding	3,365	173
Muenchener Rueckversicherungs	6,688	1,049
Puma Rudolf Dassler Sport	290	100
RWE	21,624	1,985
SAP	5,298	253
Siemens	62,742	6,147
Suedzucker	28,307	618
TUI (A)	65,467	518
United Internet	35,548	480
Volkswagen (A)	1,221	150
Wacker Chemie	169	28

		49,456

Greece — 0.8%
Alpha Bank	75,582	1,038
Coca Cola Hellenic Bottling	12,045	267
EFG Eurobank Ergasias *	7,977	106
Ellaktor	1,970	16
National Bank of Greece	42,301	1,245
OPAP	14,508	348
Piraeus Bank *	19,710	287
Public Power	117,425	2,369
Titan Cement	4,676	136

		5,812

Guernsey — 0.1%
Resolution *	610,021	846

Hong Kong — 3.0%
ASM Pacific Technology	24,900	204
Bank of East Asia	37,400	162
BOC Hong Kong Holdings	1,206,819	2,769
Cathay Pacific Airways	49,028	84
Champion Technology Holdings	564,000	19
Cheung Kong Holdings	51,009	641
China Overseas Land & Investment (A)	486,000	1,045
Chinese Estates Holdings	85,000	143
Esprit Holdings	161,200	1,084
Fairwood	19,500	18
First Pacific (A)	133,000	77
Genting Singapore * (A)	947,400	732
Guoco Group	11,000	128
Hang Lung Group	40,000	196
Hang Lung Properties	194,189	709
Hang Seng Bank	34,645	507
Henderson Land Development	51,900	366

3	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Hengan International Group	58,000	$416
Hong Kong & China Gas	58,000	138
Hong Kong Exchanges and Clearing	41,153	734
Hongkong & Shanghai Hotels	51,000	76
Hongkong Land Holdings	89,000	440
Hopewell Holdings	77,500	244
Huabao International Holdings	435,000	460
Hutchison Telecommunications Hong Kong Holdings	228,000	38
Hutchison Whampoa	189,803	1,283
Hysan Development	104,635	300
Jardine Matheson Holdings	10,600	313
Jardine Strategic Holdings	7,000	122
Kerry Properties	52,500	267
Lai Sun Development *	1,739,000	29
Li & Fung	72,000	290
Lifestyle International Holdings	11,500	20
Link REIT ‡	25,000	63
MTR	49,000	167
New World Development	283,809	584
Noble Group	384,000	859
Orient Overseas International	10,500	48
Pacific Andes Holdings (SGD) *	28,000	5
Pacific Basin Shipping	333,000	252
Pacific Century Premium Developments	145,000	40
Pico Far East Holdings	202,000	39
RCG Holdings *	31,166	44
Sino Land	70,000	133
Sun Hung Kai Properties	248,891	3,690
Swire Pacific, Cl A	39,444	453
Television Broadcasts	18,000	82
Vedan International Holdings	220,000	24
VTech Holdings	12,754	124
Wharf Holdings	235,654	1,271
Wheelock	44,383	143
Wing Hang Bank	4,500	46
Wing On International	4,000	5
Yue Yuen Industrial Holdings	112,384	317

		22,443

India — 0.7%
HDFC Bank	32,440	1,232
ICICI Bank ADR	4,100	153
Infosys Technologies	14,620	748
Larsen & Toubro	20,410	708
Reliance Industries GDR (B)	28,608	1,307
State Bank of India GDR	2,927	283
Sterlite Industries India	36,600	675

		5,106

Indonesia — 0.1%
Astra International	117,700	403

Ireland — 0.1%
CRH	1,959	49
DCC	504	14
Experian	60,358	568
Irish Life & Permanent	27,681	135

Description	Shares	Market Value ($ Thousands)
Kerry Group, Cl A	4,360	$129

		895

Israel — 0.2%
Check Point Software Technologies * (A)	14,700	464
Teva Pharmaceutical Industries ADR	24,410	1,289

		1,753

Italy — 2.6%
ACEA (A)	22,852	263
Assicurazioni Generali	2,273	59
Atlantia	31,991	826
Autogrill	8,725	108
Banca Intesa	644,144	2,790
Banca Intesa RNC	81,035	265
Banca Monte dei Paschi di Siena	12,209	23
Banca Popolare di Milano	37,710	293
Banco Popolare Scarl	23,888	196
Benetton Group	10,814	99
CIR-Compagnie Industriali Riunite	3,882	10
Danieli	1,782	46
Edison	35,904	55
Enel (A)	667,376	3,993
ENI	102,562	2,541
Exor	989	19
Fiat	41,615	614
Finmeccanica	34,989	579
Iride (A)	19,313	37
Luxottica Group	4,409	110
Mediaset	31,412	238
Mediobanca *	47,011	561
Mediolanum (A)	20,081	131
Milano Assicurazioni	32,607	93
Parmalat	209,988	611
Piccolo Credito Valtellinese	3,239	27
Pirelli	66,589	42
Saipem	1,972	63
Saras	228,054	697
Servizi Italia	2,512	21
Snam Rete Gas	63,199	317
Telecom Italia	937,490	1,488
Terna Rete Elettrica Nazionale (A)	70,810	294
UniCredito Italiano	500,314	1,709
Unipol Gruppo Finanziario	78,000	106

		19,324

Japan — 17.2%
77 Bank	77,000	474
Able	1,500	12
Advantest	4,500	100
Aeon	33,800	273
Aeon Fantasy	200	2
Aichi Bank	200	16
Aisin Seiki	34,900	847
Ajinomoto	35,000	329
Alfresa Holdings	2,100	92
Alpen	1,500	25
Alpine Electronics	10,300	104
Alps Electric	37,700	217
Amada	22,000	128

4	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
AOKI Holdings	1,900	$19
Aoyama Trading	3,200	42
Arakawa Chemical Industries	1,700	21
Asahi Breweries	11,400	203
Asahi Glass	241,000	2,112
Asahi Kasei	49,000	239
Asset Managers Holdings	176	15
Astellas Pharma	66,300	2,455
Bando Chemical Industries	16,000	43
Bank of Kyoto	99,000	909
Bank of Nagoya	9,000	35
Bank of Yokohama	108,000	526
Belluna	2,150	8
Benesse	400	18
Best Denki	2,500	9
BML	800	26
Brother Industries	8,500	93
Canon	98,500	3,808
Canon Marketing Japan	41,800	615
Casio Computer	300	2
Catena	4,669	10
Cawachi	5,000	97
Central Japan Railway	60	435
Century Tokyo Leasing	5,300	55
Chiba Bank	75,000	495
Chiba Kogyo Bank *	1,900	15
Chuetsu Pulp & Paper	8,000	14
Chugai Pharmaceutical	26,500	505
Circle K Sunkus	4,300	57
Citizen Holdings	3,200	18
Cleanup	100	1
COMSYS Holdings	2,600	25
Corona	200	3
Dai Nippon Printing	79,000	979
Daicel Chemical Industries	130,000	776
Daihatsu Motor	7,000	66
Daiichi Jitsugyo	5,000	13
Daiichi Sankyo	66,700	1,311
Daiichikosho	6,000	71
Daikin Industries	700	25
Daikoku Denki	2,800	55
Daimei Telecom Engineering	800	6
Dainippon Screen Manufacturing (A)	76,000	272
Dainippon Sumitomo Pharma	50,000	514
Daishi Bank	12,000	45
Daiwa House Industry	27,000	272
Daiwa Securities Group	201,000	1,085
DCM Japan Holdings	4,000	25
Denki Kagaku Kogyo	83,000	350
Denso	54,500	1,528
Dentsu (A)	20,900	451
Dowa Holdings	10,000	53
eAccess	33	23
East Japan Railway	44,700	3,165
Eisai	600	22
Eizo Nanao	100	2
Elpida Memory *	24,300	301
Fast Retailing	4,700	856
Fuji Heavy Industries	39,000	155
Fuji Media Holdings (A)	796	1,194
Fuji Soft ABC	1,200	21

Description	Shares	Market Value ($ Thousands)
Fujicco	1,000	$12
FUJIFILM Holdings	87,700	2,398
Fujikura	4,000	19
Fujishoji	19	24
Fujitec	1,000	6
Fujitsu	395,000	2,357
Fukuda Denshi	900	24
Fukuoka Financial Group	170,000	620
Funai Electric	200	11
Furuno Electric	1,300	5
Gree	800	43
GS Yuasa (A)	21,000	148
Gunma Bank	10,000	59
Hachijuni Bank	8,000	51
Hakuhodo DY Holdings	2,050	100
Hankyu Hanshin Holdings	8,000	37
Heiwa	7,300	76
Heiwado	2,400	29
Higashi-Nippon Bank	7,000	14
Hikari Tsushin	2,300	40
HI-LEX	1,500	13
Hino Motors	258,000	773
Hitachi (A)	125,000	340
Hitachi Chemical	9,200	181
Hitachi Construction Machinery (A)	6,200	145
Hitachi Metals	5,000	44
Hokuhoku Financial Group	52,000	122
Honda Motor	156,400	4,902
Hosiden	2,600	28
Hoya	20,600	527
Ibiden	13,100	444
Idemitsu Kosan	4,500	277
IHI	92,000	148
Iida Home Max	3,600	57
Inabata	31,800	105
Inpex	53	415
Isetan Mitsukoshi Holdings	31,100	268
Isuzu Motors	25,000	43
IT Holdings	2,900	34
Ito En	5,300	86
Itochu	146,000	1,005
Itochu Enex	12,100	55
Itochu Techno-Solutions	400	11
Itochu-Shokuhin	500	17
Itoki	9,000	17
J Front Retailing	28,000	118
Japan Digital Laboratory	300	4
Japan Retail Fund Investment, Cl A ‡	8	35
Japan Tobacco	390	1,158
JBCC Holdings	3,700	25
JFE Holdings	71,400	2,354
JFE Shoji Holdings	8,000	27
JGC	2,000	38
JS Group	17,600	289
JSP	6,900	67
JSR	21,300	410
JTEKT	4,000	39
Jupiter Telecommunications	52	49
Kamigumi	35,000	277
Kaneka	68,000	452

5	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Kansai Electric Power	12,600	$314
Kansai Paint	18,000	156
Kanto Natural Gas Development	3,000	16
Kasumi	2,300	12
Kato Sangyo	600	12
Kawasaki Heavy Industries	40,000	97
Kawasumi Laboratories	3,000	20
KDDI	136	737
Keio	33,000	210
Keisei Electric Railway	23,000	130
Kikkoman	2,000	23
Kintetsu World Express	2,500	66
Kirin Holdings	86,000	1,410
Kobe Steel	38,000	65
Kohnan Shoji	1,300	16
Komatsu	1,500	30
Konica Minolta Holdings	23,500	217
Konishi	2,300	22
Kose	1,300	28
K’s Holdings	2,000	67
Kubota	46,000	406
Kuraray	27,500	332
Kyocera	12,300	982
Kyoei Steel (A)	1,500	28
Kyorin	12,000	188
Kyowa Hakko Kirin	13,000	140
Kyudenko	5,000	30
Mabuchi Motor	2,300	113
Maeda	7,000	18
Maeda Road Construction	4,000	32
Maezawa Kasei Industries	800	8
Makino Milling Machine	5,000	18
Makita	16,200	549
Marubeni	440,000	2,329
Marudai Food	2,000	7
Marui Group	22,700	128
Maruichi Steel Tube	6,300	120
Maruzen Showa Unyu	5,000	18
Matsumotokiyoshi Holdings	3,400	88
Maxvalu Nishinihon	200	3
Mazda Motor	68,000	145
Mediceo Paltac Holdings	32,100	445
MEIJI Holdings	1,100	44
Mie Bank	4,000	11
Mikuni Coca-Cola Bottling	2,100	17
Millea Holdings	25,600	739
Minebea	14,000	70
Ministop	800	10
Miraca Holdings	3,400	109
Mitsubishi	219,400	4,966
Mitsubishi Chemical Holdings	61,000	222
Mitsubishi Electric	32,000	227
Mitsubishi Gas Chemical	33,000	151
Mitsubishi Heavy Industries	109,000	357
Mitsubishi Materials	8,000	19
Mitsubishi Motors * (A)	68,000	92
Mitsubishi Rayon	21,000	90
Mitsubishi UFJ Financial Group	278,200	1,557
Mitsubishi UFJ Lease & Finance	1,740	52
Mitsui	122,700	1,630
Mitsui Chemicals	40,000	101
Mitsui Engineering & Shipbuilding	202,000	499

Description	Shares	Market Value ($ Thousands)
Mitsui Home	1,000	$5
Mitsui Mining & Smelting	27,000	67
Mitsui Sumitomo Insurance Group Holdings	19,200	506
Mitsumi Electric	1,800	28
Mizuho Securities	148,000	484
Morinaga Milk Industry	11,000	51
Murata Manufacturing	22,300	1,064
Nafco	1,000	18
Nakanishi	200	17
Namco Bandai Holdings	11,200	112
NEC (A)	158,000	400
NEC Fielding	1,900	26
NEC Networks & System Integration	6,900	85
NET One Systems	20	24
NGK Insulators	20,000	440
NGK Spark Plug	3,000	32
NHK Spring	27,000	242
Nidec	9,900	872
Nihon Shokuhin Kako	3,000	22
Nikon	12,500	227
Nintendo	1,000	246
Nippo	5,000	37
Nippon Beet Sugar Manufacturing	3,000	8
Nippon Electric Glass	93,000	1,110
Nippon Express	74,000	330
Nippon Konpo Unyu Soko	2,000	21
Nippon Mining Holdings	61,500	242
Nippon Oil	170,000	726
Nippon Paper Group	10,000	273
Nippon Shinyaku	1,000	12
Nippon Soda	40,000	137
Nippon Steel	90,000	335
Nippon Telegraph & Telephone	76,500	3,330
Nipponkoa Insurance	22,000	131
Nipro	1,600	34
Nishio Rent All	2,900	20
Nissan Chemical Industries	11,000	146
Nissan Motor	561,000	4,077
Nissan Shatai	6,000	51
Nisshin Oillio Group	1,000	5
Nisshin Seifun Group	5,500	75
Nisshinbo Holdings	5,000	41
Nissin Food Products	13,800	508
Nissin Healthcare Food Service	1,700	22
Nitori	9,056	761
Nitto Denko	11,400	367
Nojima	920	9
NOK	9,200	107
Nomura Research Institute	4,900	104
Noritz	1,800	22
NSK	14,000	87
NTN	56,000	212
NTT Data	78	222
NTT DoCoMo	757	1,151
Obic	540	90
Odakyu Electric Railway, Cl B	10,000	83
Ohsho Food Service	1,600	44
Okinawa Electric Power	400	25
Okumura	6,000	21
Okuwa	3,000	29

6	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Olympus	2,400	$73
Omron	11,000	185
Onward Holdings	9,000	57
Oracle Japan	600	27
ORIX	4,770	331
Osaka Gas	93,000	340
Osaka Steel	1,200	21
Otsuka	900	43
Panasonic	75,400	972
Panasonic Electric Works	17,000	195
Piolax	1,000	16
Plenus	400	6
Rakuten	1,467	1,189
Rengo	4,000	26
Resona Holdings	19,100	205
Ricoh	20,000	267
Rinnai	1,500	75
Rohm	8,700	574
Roland	1,000	9
Ryoden Trading	7,000	35
S Foods	5,500	52
Sakai Chemical Industry	5,000	21
Sammy NetWorks	6	13
San-Ai Oil	3,000	12
Sanki Engineering	3,000	22
Sankyo	800	45
Sanshin Electronics	8,000	58
Santen Pharmaceutical	10,700	363
Sanyo Electric* (A)	73,000	131
Sapporo Hokuyo Holdings	214,900	803
Sawai Pharmaceutical	700	40
Sazaby League	800	10
SBI Holdings (A)	925	157
Secom	900	42
Sega Sammy Holdings	6,800	86
Seiko Epson	14,100	219
Seino Holdings	26,000	190
Sekisui House	4,000	35
Senshu Ikeda Holdings*	25,200	90
Seven & I Holdings	27,500	617
Sharp	64,000	734
Shimamura	1,500	141
Shimano	4,300	180
Shin-Etsu Chemical	1,900	103
Shin-Etsu Polymer	6,100	37
Shinko Electric Industries	29,100	411
Shinmaywa Industries	9,000	28
Shinsei Bank (A)	174,000	214
Shionogi	66,500	1,437
Shiseido	2,700	54
Showa Denko	25,000	44
Showa Shell Sekiyu	10,400	88
Sinanen	2,000	9
Sintokogio	2,000	14
SMC	200	23
Softbank	4,100	99
Sohgo Security Services	3,200	37
Sojitz	137,100	240
So-net Entertainment	8	17
Sony	81,100	2,189
Sorun	2,600	24
SRI Sports	11	11

Description	Shares	Market Value ($ Thousands)
Stanley Electric	30,900	$614
Sumco	6,300	108
Sumikin Bussan	3,000	6
Sumitomo	75,100	741
Sumitomo Chemical	63,000	249
Sumitomo Electric Industries	133,000	1,578
Sumitomo Metal Mining	65,000	1,070
Sumitomo Mitsui Financial Group	77,600	2,567
Sumitomo Realty & Development	4,000	70
Sumitomo Rubber Industries	2,400	19
Suncall	4,000	15
Suzuken	4,400	161
Suzuki Motor	33,800	804
T&D Holdings	4,450	103
T&K Toka	2,100	22
Tadano	2,000	9
Taisho Pharmaceutical	10,000	184
Taiyo Nippon Sanso	24,000	272
Taiyo Yuden	20,000	206
Takeda Pharmaceutical	37,800	1,580
TDK	14,900	780
Teijin	65,000	204
Terumo	5,500	312
THK	1,400	23
TKC	1,200	24
Tobu Railway	16,000	89
Toda	11,000	33
Toei	2,000	10
Toho Holdings	3,100	43
Tohokushinsha Film	1,900	11
Tokai Tokyo Securities	10,000	36
Tokyo Broadcasting System HD	6,100	95
Tokyo Electric Power	700	19
Tokyo Electron	9,800	537
Tokyo Steel Manufacturing	3,500	40
Tokyo Style	2,000	16
Tokyo Tekko	11,000	32
Tokyu	7,000	31
Tokyu Land	6,000	22
Tomoku	11,000	26
Toppan Forms	4,000	44
Toppan Printing	73,000	594
Topre	100	1
Topy Industries	9,288	16
Toray Industries	3,000	16
Torii Pharmaceutical	200	4
Toshiba	294,000	1,563
Toshiba TEC	20,000	71
Tosoh	16,000	38
Totetsu Kogyo	13,000	73
Toyo Kohan	5,000	24
Toyo Seikan Kaisha	9,200	138
Toyo Suisan Kaisha	18,000	492
Toyoda Gosei	11,500	317
Toyota Boshoku	5,800	114
Toyota Industries	4,900	135
Toyota Motor	82,200	3,283
Toyota Tsusho	45,000	604
Trend Micro	200	7
Tsumura	1,800	60
TV Asahi	26	40
Unicharm	1,700	174

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Universe	3,600	$52
UNY	11,600	84
USS	1,080	67
Valor	1,600	13
VITAL KSK HOLDINGS	400	3
West Japan Railway	90	335
Yakult Honsha	3,000	94
Yamada Denki	14,920	899
Yamaguchi Financial Group	8,000	84
Yamaha	2,500	26
Yamaha Motor	15,800	186
Yamato Holdings	45,000	626
Yamato Kogyo	12,700	399
Yaskawa Electric	31,000	233
Yokogawa Electric	18,000	128
Yurtec	4,000	23

		128,973

Jersey — 0.0%
Randgold Resources	2,055	174

Mauritius — 0.1%
Golden Agri-Resources	1,345,332	447

Netherlands — 4.7%
Aegon	36,719	264
Akzo Nobel	39,628	2,513
ArcelorMittal (A)	21,065	821
ASML Holding (A)	32,367	994
Boskalis Westminster	799	32
Corio‡	2,154	147
CSM	12,869	338
European Aeronautic Defense and Space (A)	95,402	1,707
Fugro	2,844	161
Heineken	13,250	623
Heineken Holding	2,717	112
Imtech	8,371	215
ING Groep (A)	107,338	1,000
James Hardie Industries	23,454	173
Koninklijke Ahold	61,571	830
Koninklijke DSM	30,702	1,510
Koninklijke Philips Electronics	82,032	2,243
Koninklijke Vopak*	9,468	742
Ordina	8,408	61
QIAGEN*	3,016	67
Randstad Holding	8,125	354
Royal Dutch Shell, Cl B	134,793	3,842
Royal Dutch Shell, Cl A (GBP)	76,989	2,275
Royal Dutch Shell, Cl A	168,571	5,009
Royal KPN	134,873	2,393
SBM Offshore	56,367	1,064
Teleplan International*	9,136	27
TNT	38,028	1,103
Unilever (A)	144,258	4,419

		35,039

New Zealand — 0.1%
Air New Zealand	45,100	39
Fletcher Building	53,212	299

Description	Shares	Market Value ($ Thousands)
Telecom of New Zealand	461,050	$811

		1,149

Norway — 0.9%
Aker Kvaerner	62,000	770
Atea	11,500	86
DnB (A)	170,696	1,918
Marine Harvest* (A)	436,000	326
Norsk Hydro	4,000	28
Seadrill	31,400	725
Statoil	38,310	938
Telenor	131,200	1,785

		6,576

Papua New Guinea — 0.0%
Lihir Gold	64,100	211

Portugal — 0.4%
Banco Comercial Portugues, Cl R	278,800	369
Banco Espirito Santo	38,983	273
Brisa Auto-Estradas de Portugal	5,464	55
Cimpor Cimentos de Portugal	20,997	160
Energias de Portugal	141,734	650
Galp Energia SGPS, Cl B	800	14
Jeronimo Martins	39,914	391
Portugal Telecom	78,812	953

		2,865

Russia — 0.3%
Gazprom OAO ADR	53,741	1,221
Vimpel-Communications ADR	42,600	813

		2,034

Singapore — 1.7%
CapitaCommercial Trust‡	366,000	304
CapitaLand	37,000	108
CapitaMall Trust‡	218,000	271
City Developments	15,000	108
DBS Group Holdings	341,000	3,525
Fraser and Neave	79,000	227
Jardine Cycle & Carriage	34,000	596
Keppel	25,000	146
Olam International	500,000	949
Oversea-Chinese Banking	299,000	1,809
SembCorp Industries	97,000	259
SembCorp Marine	15,000	38
SIA Engineering	43,000	90
Singapore Airlines	5,000	48
Singapore Airport Terminal Services	44,000	81
Singapore Exchange	55,000	312
Singapore Press Holdings	35,000	94
Singapore Telecommunications	258,000	546
United Overseas Bank	15,000	204
UOB-Kay Hian Holdings	13,000	14
UOL Group	37,000	97
Wheelock Properties Singapore	23,370	29
Wilmar International	529,500	2,408
Wing Tai Holdings	17,000	20

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Yangzijiang Shipbuilding Holdings	154,000	$137

		12,420

South Africa — 0.1%
Impala Platinum Holdings	23,236	537

South Korea — 0.2%
Samsung Electronics	2,220	1,375

Spain — 3.8%
Abengoa	809	24
Abertis Infraestructuras	13,024	297
Acerinox	11,084	230
ACS Actividades Construcciones y Servicios	5,773	287
Banco Bilbao Vizcaya Argentaria (A)	249,832	4,705
Banco de Sabadell (A)	3,680	24
Banco Popular Espanol (A)	9,954	84
Banco Santander Central Hispano	515,305	8,827
Bankinter	20,579	221
Cintra Concesiones de Infraestructuras de Transporte	6,987	75
Criteria Caixacorp (A)	15,154	77
EDP Renovaveis*	14,392	141
Enagas	7,102	154
Financiera Alba	1,688	91
Fomento de Construcciones y Contratas	3,965	169
Gas Natural	28,532	592
Gestevision Telecinco	4,927	55
Grupo Catalana Occidente	1,000	22
Grupo Ferrovial	992	43
Iberdrola	37,389	355
Inditex	6,270	399
Mapfre (A)	89,123	393
Obrascon Huarte Lain (A)	3,542	97
Red Electrica	16,487	901
Repsol	77,744	2,136
Sacyr Vallehermoso (A)	14,378	198
Sol Melia	1,521	13
Telefonica	280,160	8,042
Zardoya Otis	2,453	51

		28,703

Sweden — 1.8%
Alliance Oil*	7,059	102
Assa Abloy, Cl B	11,793	216
Atlas Copco, Cl B	2,477	31
Atlas Copco, Cl A	10,118	143
Bilia, Cl A	3,038	29
Boliden	24,000	301
Electrolux, Cl B	110,289	2,692
Eniro	7,217	34
Getinge, Cl B	3,899	79
Hennes & Mauritz, Cl B	12,156	717
Husqvarna, Cl B	2,813	20
Investor, Cl B	3,369	61
Lundin Petroleum*	18,902	157
Nordea Bank	144,958	1,500

Description	Shares	Market Value ($ Thousands)
Skandinaviska Enskilda Banken, Cl A	2,858	$18
Skanska, Cl B	13,307	224
SKF, Cl B	9,897	163
Svenska Cellulosa, Cl A	1,904	26
Svenska Cellulosa, Cl B	185,565	2,549
Svenska Handelsbanken, Cl A	17,868	511
Swedbank	41,569	396
Swedish Match	16,009	344
Tele2, Cl B	5,364	82
Telefonaktiebolaget LM Ericsson, Cl B(A)	193,756	1,857
TeliaSonera	98,272	696
Trelleborg, Cl B	18,474	126
Volvo, Cl A	2,608	25
Volvo, Cl B	6,463	61

		13,160

Switzerland — 8.1%
ABB	115,345	2,113
ACE	7,600	370
Actelion*	7,664	451
Adecco	16,046	800
Aryzta*	1,128	43
Baloise Holding	10,858	905
Banque Cantonale Vaudoise	673	268
Clariant	24,000	251
Coltene Holding	472	25
Compagnie Financiere Richemont	19,554	632
Credit Suisse Group	136,879	7,088
Elektrizitaets-Gesellschaft Laufenburg	24	23
Geberit	1,714	296
Helvetia Holding	770	235
Holcim*	32,091	2,310
Julius Baer Group	50,136	1,655
Julius Baer Holding	1,900	23
Kuehne + Nagel International	4,779	462
Lindt & Spruengli	146	386
Micronas Semiconductor Holding*	6,888	22
Nestle	219,078	10,358
Nobel Biocare Holding	6,246	186
Novartis	154,627	8,584
Panalpina Welttransport Holding	110	7
Roche Holding	36,129	5,911
Schindler Holding	2,911	219
SGS	42	54
Sonova Holding	3,633	431
STMicroelectronics	15,900	128
Straumann Holding	563	138
Sulzer	822	65
Swatch Group, Cl B	4,149	1,045
Swatch Group	12,823	613
Swiss Life Holding	4,271	525
Swiss Reinsurance	16,211	771
Swisscom	5,117	1,990
Syngenta	2,778	737
Synthes	2,589	340
UBS	113,656	1,763
Valora Holding	166	44
Vontobel Holding	2,947	91

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Xstrata	264,593	$4,642
Zurich Financial Services	17,434	3,757

		60,757

Taiwan — 0.6%
Chunghwa Telecom	523,298	937
MediaTek	54,000	851
Taishin Financial Holding	1,123,000	419
Taiwan Semiconductor Manufacturing	332,389	631
United Microelectronics ADR* (A)	411,300	1,394

		4,232

Turkey — 0.2%
Turkcell Iletisim Hizmet	113,577	687
Turkiye Garanti Bankasi	224,350	747

		1,434

United Kingdom — 16.0%
3i Group*	4,170	18
Admiral Group	5,019	87
Aegis Group	84,143	149
Amec	65,905	858
Amlin	46,838	285
Anglo American	55,825	2,385
Antofagasta	62,702	927
Arriva	6,892	52
Associated British Foods	16,129	213
AstraZeneca	192,291	8,574
Autonomy*	29,342	686
Aviva	242,695	1,475
Babcock International Group	41,267	422
Balfour Beatty	12,227	51
Barclays	896,865	4,303
Berkeley Group Holdings*	10,607	151
BG Group	185,035	3,349
BHP Billiton	170,692	5,203
BP	1,432,719	13,510
Brit Insurance Holdings	7,410	23
British Airways	11,878	38
British American Tobacco	162,923	4,939
British Sky Broadcasting Group	16,273	141
BT Group, Cl A	296,185	682
Bunzl	2,188	23
Burberry Group	29,732	278
Cadbury	68,180	902
Cape*	41,170	154
Carnival	11,786	394
Catlin Group	62,295	314
Centrica	430,000	1,797
Charter International	18,807	224
Compass Group	3,980	28
Computacenter	4,925	20
Dairy Crest Group	10,245	63
Davis Service Group PLC	60,400	398
Delta	12,138	27
Diageo	37,479	630
Dimension Data Holdings	110,939	135
DS Smith	37,674	69
easyJet*	145,975	879
Education Development International	15,291	33

Description	Shares	Market Value ($ Thousands)
Eurasian Natural Resources	43,119	$610
Firstgroup	55,376	355
Fresnillo	40,552	561
GlaxoSmithKline	269,954	5,569
Group 4 Securicor	9,785	39
Hammerson‡	8,561	56
Healthcare Locums	18,106	80
Hogg Robinson Group	38,599	23
Home Retail Group	189,739	916
HSBC Holdings	875,347	10,156
ICAP	133,540	947
Imperial Tobacco Group	100,478	2,915
Inchcape	1,468,305	670
Intercontinental Hotels Group	15,690	217
International Power	228,514	1,038
Interserve	46,900	160
Invensys	104,145	478
Investec	29,589	209
ITV	264,662	226
Johnson Matthey	381	9
Kazakhmys	46,235	935
Kingfisher	378,749	1,474
Land Securities Group‡	2,108	23
Legal & General Group	1,377,531	1,749
Lloyds Banking Group	16,042	14
LogicaCMG	110,747	213
London Stock Exchange Group	7,867	97
Man Group	9,506	50
Marks & Spencer Group	119,969	760
Meggitt	29,893	117
Millennium & Copthorne Hotels	21,813	125
Mondi	4,227	23
Morgan Sindall	3,027	26
National Grid	146,883	1,592
Next	31,507	1,022
Old Mutual	1,020,091	1,900
Pearson	27,314	372
Persimmon	102,978	699
Petrofac	59,618	952
Prudential	115,064	1,181
Reckitt Benckiser Group	47,844	2,434
Rexam	217,342	989
Rio Tinto	64,660	3,277
Rolls-Royce Group	190,815	1,486
Royal & Sun Alliance Insurance Group	137,905	264
Royal Bank of Scotland Group	267,581	146
SABMiller	46,152	1,341
Sage Group	341,576	1,196
Schroders	17,472	330
Scottish & Southern Energy	5,979	110
Segro‡	6,768	36
Serco Group	20,383	173
Shire	40,421	786
Smith & Nephew	1,973	19
Standard Chartered	150,361	3,662
Standard Life	60,078	205
Taylor Woodrow	408,123	238
Tesco	221,017	1,534
Thomas Cook Group	40,000	139
Tomkins	115,139	325
Travis Perkins	42,555	529

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Tullett Prebon	62,509	$327
Tullow Oil	21,651	439
Unilever	11,780	345
Vedanta Resources	5,828	220
Vodafone Group	1,599,902	3,600
Whitbread	4,099	86
WM Morrison Supermarkets	176,272	797
WPP	179,649	1,675

		120,155

United States — 0.5%
American Safety Insurance
Holdings*	1,527	23
A. Schulman	3,000	49
Buckeye Technologies*	2,900	28
Capital One Financial	17,200	660
Clearwater Paper*	1,900	93
Computer Sciences*	300	17
ConocoPhillips	13,700	709
EW Scripps, Cl A*	6,500	41
Glatfelter	5,800	65
HSN*	6,700	120
Kemet*	37,700	51
M&F Worldwide*	1,500	50
MeadWestvaco	13,900	380
Omnova Solutions*	5,400	36
PS Business Parks‡	3,200	152
Thomson Reuters (CAD)	14,624	463
TICC Capital	12,600	70
Transatlantic Holdings	3,400	184

		3,191

Total Common Stock (Cost $583,153) ($ Thousands)		673,099

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P.,
0.32%**†(I)	34,392,748	33,521

Total Affiliated Partnership (Cost $34,393) ($ Thousands)		33,521

MORTGAGE-BACKED SECURITIES — 1.9%

Agency Mortgage-Backed Obligations — 0.3%
FHLMC ARM (C)
5.830%, 03/01/36	285	299
5.262%, 10/01/35	233	244
4.778%, 06/01/35	252	261
FHLMC CMO, Ser 3335, Cl BF
0.389%, 07/15/19 (C)	122	121
FHLMC CMO, Ser 3336, Cl FA
0.469%, 02/15/19 (C)	389	388
FNMA
6.000%, 07/01/37	266	286
FNMA ARM (C) 5
.118%, 10/01/35	323	338
4.496%, 05/01/35	260	271

		2,208

Non-Agency Mortgage-Backed Obligations — 1.6%
Banc of America Commercial Mortgage, Cl A2
4.764%, 07/10/45	400	401

Description	Shares	Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2008-5, Cl A1
5.185%, 09/10/47	$168	$171
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	440	430
Banc of America Funding, Ser 2006-A, Cl 2A2
4.666%, 02/20/36 (C)	118	27
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.686%, 12/25/33 (C)	96	92
Banc of America Mortgage Securities, Ser 2004-10, Cl 2A1
5.000%, 12/25/19	397	401
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	232	232
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
4.593%, 02/25/37 (C)	248	228
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	118	118
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	380	380
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	120	120
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-22, Cl A1
3.510%, 11/25/34 (C)	376	304
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	202	208
Credit Suisse First Boston Mortgage Securities, Ser 2003- C3
3.382%, 05/15/38	132	133
Credit Suisse First Boston Mortgage Securities, Ser 2005- C3, Cl A2
4.512%, 07/15/37	565	565
Credit Suisse First Boston Mortgage Securities, Ser 2005- C4, Cl A2
5.017%, 08/15/38	190	191
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	127	127
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006- AB3, Cl A1
6.250%, 07/25/36 (C)	390	288

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	$93	$94
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	289	295
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	402	397
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.640%, 11/25/36 (C)	489	371
First Union National Bank Commercial Mortgage, Ser 2000-C1, Cl A2
7.841%, 05/17/32	46	46
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	178	183
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	316	315
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	189	186
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
3.624%, 10/25/34 (C)	59	39
JPMorgan Chase Commercial Mortgage Securities, Ser 2000- C10, Cl A2
7.371%, 08/15/32 (C)	77	77
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.816%, 12/25/34 (C)	115	113
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	122	125
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	187	193
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16	200	210
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (C)	511	515
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
4.134%, 07/25/34 (C)	429	356
Master Adjustable Rate Mortgages Trust, Ser 2005-2, Cl 3A1
4.020%, 03/25/35 (C)	333	195
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	145	144
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.941%, 02/25/36 (C)	843	614
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	47	47

Description	Shares	Market Value ($ Thousands)
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34	$254	$246
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (C)	290	272
PNC Mortgage Acceptance, Ser 2000-C1, Cl A2
7.610%, 03/15/33	48	48
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	141	145
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.736%, 03/25/33 (C)	85	77
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
3.527%, 12/25/34 (C)	857	681
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A11
6.000%, 06/25/36	193	189
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A4
5.500%, 03/25/34	201	201
Salomon Brothers Mortgage Securities VII, Ser 2000-C1, Cl A2
7.520%, 02/18/32 (C)	3	3
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.356%, 09/25/46 (C)	524	479
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	229	230
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.950%, 08/25/34 (C)	8	8
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	179	179
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	185	184
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A5
3.219%, 08/25/34 (C)	4	4
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.668%, 07/25/34 (C)	47	17

12	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A13
0.686%, 06/25/34 (C)	$100	$96

		11,990

Total Mortgage-Backed Securities (Cost $15,276) ($ Thousands)		14,198

ASSET-BACKED SECURITIES — 1.4%

Automotive — 0.4%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	160	161
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13	365	371
BMW Vehicle Lease Trust, Cl A2
2.040%, 04/15/11	390	393
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.389%, 09/15/14 (C)	124	124
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12	195	195
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	155	158
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	250	252
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	210	214
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	105	106
Nissan Auto Lease Trust, Cl A2
2.010%, 04/15/11	310	312
USAA Auto Owner Trust, Ser 2009-I, Cl A2
2.640%, 08/15/11	600	604
Volkswagen Auto Lease Trust, Cl A2
2.870%, 07/15/11	370	374

		3,264

Credit Cards — 0.6%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.589%, 12/15/14 (C)	785	801
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.269%, 11/15/13 (C)	200	197
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	305	319
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.339%, 04/15/13 (C)	25	25
Chase Issuance Trust, Ser 2007- A10
0.279%, 06/16/14 (C)	305	300

Description	Shares	Market Value ($ Thousands)
Chase Issuance Trust, Ser 2009- A4, Cl A6
1.089%, 07/16/12 (C)	$450	$451
Chase Issuance Trust, Ser 2009- A6, Cl A4
0.989%, 06/15/12 (C)	350	351
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	100	103
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.587%, 08/20/14 (C)	320	315
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.989%, 03/17/14 (C)	135	137
Citibank Credit Card Issuance Trust, Ser 2009-A7, Cl A7
0.352%, 11/25/13 (C)	420	415
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.459%, 09/17/12 (C)	960	958
MBNA Credit Card Master Note Trust, Ser 2003-A8
0.429%, 12/17/12 (C)	700	698

		5,070

Mortgage Related Securities — 0.4%
ACE Securities, Ser 2003-NC1, Cl M
1.406%, 07/25/33 (C)	600	388
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	172	170
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	400	377
CNH Equipment Trust, Ser 2009- A, Cl A2
4.060%, 10/17/11	115	116
CNH Equipment Trust, Ser 2009- B, Cl A2
2.400%, 05/16/11	94	94
GSAMP Trust, Ser 2005-HE3, Cl M1
0.706%, 06/25/35 (C)	97	93
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.936%, 10/25/37 (C)	381	366
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.886%, 07/25/34 (C)	37	8
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.256%, 10/25/33 (C)	501	333
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.331%, 12/25/33 (C)	54	31
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.386%, 02/25/36 (C)	896	355

13	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Terwin Mortgage Trust, Ser 2006- 6, Cl 2A1
4.500%, 06/25/36	$207	$20

		2,351

Total Asset-Backed Securities (Cost $11,759) ($ Thousands)		10,685

PREFERRED STOCK — 0.8%

Brazil — 0.4%
Banco Bradesco	63,000	1,316
Petroleo Brasileiro	72,200	1,604

		2,920

Germany — 0.4%
Bayerische Motoren Werke	5,349	176
Draegerwerk	1,189	50
Henkel	25,551	1,287
Jungheinrich	1,164	22
KSB	173	100
Porsche Automobil Holding	2,510	175
ProSiebenSat.1 Media	20,156	262
RWE	4,072	343
STO	300	27
Volkswagen	4,538	385

		2,827

Total Preferred Stock (Cost $5,006) ($ Thousands)		5,747

	Number Of Rights

RIGHTS — 0.1%

Australia — 0.0%
Programmed Maintenance, Expires 12/08/09	1,733	—
CSR, Expires 12/07/09	2,207	—

		—

Belgium — 0.0%
Fortis, Expires 07/01/14 (A)	135,417	—

Germany — 0.0%
Kali und Salz, Expires 12/14/09	10,223	34

Italy — 0.0%
Piccolo Credito Valtellinese, Expires 01/02/10	3,239	1

Netherlands — 0.1%
ING Group, Expires 12/17/09	107,338	266

Norway — 0.0%
DnB, Expires 12/14/09	44,688	126

Description	Shares	Market Value ($ Thousands)
Spain — 0.0%
Obrascon Huarte Lain, Expires 12/15/09	3,542	$7

United Kingdom — 0.0%
Lloyds Banking Group, Expires 12/15/09	21,496	6
National Express Group, Expires 12/16/09	19,936	21

		27

Total Rights (Cost $272) ($ Thousands)		461

	Number Of Warrants

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	73,972	15

Italy — 0.0%
Mediobanca, Expires 2011	40,475	—
Unione di Banche Italiane SCPA, Expires 2011 *	14,619	1

		1

Total Warrants (Cost $0) ($ Thousands)		16

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Shinsei Finance Cayman 6.418%, 01/29/49 (C)	490	284

Total Corporate Obligation (Cost $490) ($ Thousands)		284

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills (D) (E)
0.130%, 12/03/09	685	685
0.107%, 12/17/09	600	600
0.065%, 01/07/10	1,500	1,500
0.000%, 01/14/10	35	35

		2,820

Total U.S. Treasury Obligations (Cost $2,820) ($ Thousands)		2,820

14	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.130%**†	$18,774,658	$18,775

Total Cash Equivalent (Cost $18,775) ($ Thousands)		18,775

Total Investments — 101.3% (Cost $671,944) ($ Thousands)		$759,606

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	244	Dec-2009	$159
E-Mini MSCI EAFE	4	Dec-2009	2
FTSE 100 Index	73	Dec-2009	216
Hang Seng Index	2	Dec-2009	1
Nikkei 225 Index	13	Dec-2009	(47)
SPI 200 Index	11	Dec-2009	28
Topix Index	24	Dec-2009	(90)

			$269

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
1/25/10	AUD	2,.864	USD	2,567	$(40)
1/25/10	USD	2,631	AUD	2,864	(25)

					(65)

A summary of outstanding swap agreements held by the Fund at August 31, 2009, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	FundReceives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 25 Bps	Price Return	10/15/10	32,906	$(197)

15	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

November 30, 2009

Percentages are based on a Net Assets of $758,343($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of August 31, 2009.

†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at November 30, 2009. (See Note 11) The total value of securities on loan at November 30, 2009 was $31,767 ($ Thousands).
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2009. The date reported is the final maturity date.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security considered restricted. The total value of such security as of November 30, 2009 was $0 ($ Thousands) and represents 0.0% of net assets.
(G)	Security considered illiquid. The total value of such securities as of August 31, 2009 was $0 ($ Thousands) and represents 0.0% of Net Assets.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of November 30, 2009 was $0 and represents 0.0% of net assets.
(I)	This security was purchased with cash collateral held from securities on loan. (See Note 11) The total value of such securities as of November 30, 2009 was $33,521 ($ Thousands).

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

DJ — Dow Jones

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

Ser — Series

SPI — Share Price Index

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

16	SEI Institutional Investment Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.6%

Argentina — 0.2%
Banco Macro ADR	2,419	$66
Telecom Argentina ADR *	2,952	48
Tenaris	8,852	175
Tenaris ADR (A)	103,238	4,073
Ternium ADR	28,700	903

		5,265

Australia — 4.2%
Aditya Birla Minerals	166,691	211
AGL Energy	20,414	259
Amcor	111,217	602
AMP	164,759	932
Aristocrat Leisure	40,519	150
Arrow Energy *	180,782	645
Asciano Group	367,050	556
ASX	29,882	904
Australia & New Zealand Banking Group	409,889	8,310
Australian Infrastructure Fund	60,205	95
AWB (A)	120,275	131
Beach Petroleum	1,033,673	795
Bendigo Bank	29,122	237
BGP Holdings *	239,898	—
BHP Billiton	662,008	25,026
Billabong International	48,009	461
Biota Holdings	12,337	35
BlueScope Steel	1,170,754	2,904
Boral (A)	85,308	437
Brambles	90,374	546
Caltex Australia	33,914	302
CFS Retail Property Trust ‡	282,496	509
Coca-Cola Amatil	397,021	3,852
Cochlear	12,036	697
Commonwealth Bank of Australia	182,909	8,840
Computershare	315,355	3,086
Crown	75,380	540
CSL	1,747	50
CSR	95,386	150
David Jones (A)	62,300	329
Dexus Property Group ‡	122,737	91
Downer EDI	40,300	315
Energy Resources of Australia	14,461	317
Fairfax Media (A)	674,885	1,010
Fortescue Metals Group *	104,354	402
Foster’s Group	771,144	3,967
Goodman Fielder	684,055	958
Goodman Group ‡	265,073	146
GPT Group ‡	239,898	131
GrainCorp	26,390	147
Harvey Norman Holdings	578,506	2,277
Incitec Pivot	233,455	609
ING Industrial Fund ‡ (A)	329,700	128
Insurance Australia Group	4,500	16
JB Hi-Fi	67,189	1,427
Kingsgate Consolidated	5,200	46
Leighton Holdings (A)	70,999	2,320
Lend Lease	259,641	2,158
Macquarie Group (A)	23,672	1,040
Macquarie Infrastructure Group	1,117,336	1,330

Description	Shares	Market Value ($ Thousands)
Metcash	302,361	$1,295
Monadelphous Group	6,647	79
National Australia Bank	271,499	7,113
New Hope	252,430	994
Newcrest Mining	35,993	1,212
OneSteel	25,451	70
Orica	104,132	2,381
Origin Energy	115,469	1,650
OZ Minerals	850,421	950
Pacific Brands	269,642	322
Paladin Energy *	64,759	244
Perpetual	2,332	70
Primary Health Care	16,200	87
Qantas Airways	518,745	1,235
QBE Insurance Group	21,044	428
Rio Tinto	127,174	8,342
Santos	454,095	6,118
Sigma Pharmaceuticals	130,252	114
Sims Group (A)	17,980	349
Sonic Healthcare	45,304	588
Stockland ‡	39,003	144
Straits Resources	127,254	192
Suncorp-Metway	200,040	1,608
Super Cheap Auto Group	13,600	67
TABCORP Holdings (A)	134,291	883
Tatts Group	517,778	1,142
Telstra	452,198	1,411
Toll Holdings	87,126	648
Transurban Group	20,912	104
Wesfarmers	319,360	8,711
Westfield Group ‡	322,012	3,599
Westpac Banking	244,171	5,395
Woodside Petroleum	16,019	715
Woolworths	138,961	3,568
WorleyParsons	36,843	895

		143,149

Austria — 0.2%
Erste Group Bank (A)	52,987	2,154
OMV	94,934	4,017
Raiffeisen International Bank Holding	4,277	254
Strabag	6,674	209
Vienna Insurance Group	11,246	593
Voestalpine	16,597	589

		7,816

Belgium — 1.1%
Banque Nationale de Belgique	2	10
Barco	1,730	73
Delhaize Group	109,836	8,313
Dexia (A)	372,807	2,813
D’ieteren	556	238
Fortis	162,498	684
Groupe Bruxelles Lambert	13,857	1,262
InBev	185,171	9,241
KBC Groep	61,064	2,718
Nationale A Portefeuille	8,499	448
Nyrstar	99,479	1,256
Solvay	23,130	2,441
Telenet Group Holding	36,489	994
UCB	122,186	5,439

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Umicore	30,811	$1,048

		36,978

Brazil — 2.0%
Abyara Planejamento Imobiliario *	37,900	99
All America Latina Logistica	150,900	1,338
Amil Participacoes	135,100	986
Banco do Brasil	363,000	6,421
Banestes Banco do Estado do Espirito Santo	22,600	91
BRF - Brasil Foods *	127,000	2,982
CETIP - Balcao Organizado de Ativos e Derivativos *	165,200	1,193
Cia de Saneamento Basico do Estado de Sao Paulo	102,000	1,845
Cia de Saneamento Basico do Estado de Sao Paulo ADR	46,900	1,716
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	56,500	974
Cia Energetica de Minas Gerais ADR (A)	222,400	3,999
Cia Vale do Rio Doce	193,100	5,419
Cia Vale do Rio Doce ADR, Cl B (A)	178,790	5,126
Cyrela Brazil Realty	127,100	1,797
Dufry South America	70,200	1,423
EDP - Energias do Brasil	71,600	1,270
Empresa Brasileira de Aeronautica *	352,100	1,762
Eternit	28,100	128
Ez Tec Empreendimentos e Participacoes	59,400	275
Gerdau	37,100	436
Grendene	119,400	615
Hypermarcas *	73,200	1,563
Iguatemi Empresa de Shopping Centers *	44,000	727
Itau Unibanco Holding ADR	132,251	2,943
Klabin Segall *	27,300	78
Lojas Renner	110,800	2,426
OGX Petroleo e Gas Participacoes	4,933	4,194
Petroleo Brasileiro	270,800	6,838
Petroleo Brasileiro ADR	58,014	2,975
Redecard	94,300	1,447
Rodobens Negocios Imobiliarios	99,400	973
Santos Brasil Participacoes	69,172	592
SLC Agricola	78,421	598
Telegraph Norte Leste Participacoes	47,100	1,186
Usinas Siderurgicas de Minas Gerais	103,900	2,938
Wilson Sons, Cl BDR	82,280	984

		70,357

Canada — 4.7%
Agrium (A)	116,740	6,519
Alamos Gold *	9,800	110

Description	Shares	Market Value ($ Thousands)
Alimentation Couche Tard, Cl B	118,900	$2,465
AltaGas Income Trust	7,400	128
Astral Media, Cl A	2,800	84
Atco	13,900	589
Bank of Montreal (A)	120,000	6,118
Bank of Nova Scotia	103,180	4,747
Barrick Gold	246,400	10,503
BCE (A)	121,180	3,209
Biovail	33,500	481
Bombardier, Cl B	450,000	1,912
Brookfield Asset Management, Cl A	71,300	1,498
Cameco	10,200	293
Canadian Imperial Bank of Commerce	16,770	1,093
Canadian National Railway	72,510	3,804
Canadian Natural Resources	63,010	4,212
Canadian Tire, Cl A (A)	28,940	1,516
Canadian Utilities	18,300	714
Capstone Mining *	36,400	97
Celestica *	45,700	372
CGI Group, Cl A *	405,470	5,019
Compton Petroleum *	28,962	26
Corus Entertainment, Cl B	5,700	97
Domtar *	1,800	102
Dorel Industries, Cl B	20,100	622
Dundee, Cl A *	6,800	78
Enbridge	60,110	2,566
EnCana	245,000	13,164
Endeavour Silver *	24,900	93
Fairfax Financial Holdings	900	321
First Quantum Minerals	28,900	2,257
George Weston	11,970	701
Gildan Activewear *	57,800	1,116
Goldcorp	158,760	6,664
Grande Cache Coal *	132,000	518
Groupe Aeroplan	94,700	848
Husky Energy	45,200	1,188
IAMGOLD	170,446	3,216
Industrial Alliance Insurance & Financial Services	2,800	79
Inmet Mining	15,900	955
Kinross Gold	3,500	70
Laurentian Bank of Canada	9,430	382
Linamar	4,580	61
Loblaw	5,500	173
Lundin Mining *	132,500	578
Magna International, Cl A	10,890	520
Manulife Financial	21,700	380
Maple Leaf Foods	26,700	289
Metro, Cl A	113,600	3,914
Mullen Group	7,840	115
National Bank of Canada	79,390	4,758
Nexen	108,543	2,556
Northgate Minerals *	241,700	770
Open Text *	88,900	3,384
Pacific Rubiales Energy * (A)	106,200	1,548
Penn West Energy Trust (A)	67,600	1,186
Potash Saskatchewan	11,830	1,323
Power Financial	11,030	288
Quebecor, Cl B	15,620	387
Research In Motion *	22,900	1,324

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Royal Bank of Canada (A)	248,801	$13,407
Sherritt International	214,900	1,368
Sierra Wireless *	8,700	79
Sino-Forest, Cl A *	280,300	4,911
Sun Life Financial	58,000	1,604
Suncor Energy	73,024	2,625
Talisman Energy	161,900	2,795
Teck Cominco, Cl B *	187,810	6,501
TELUS, Cl A	7,300	222
Toronto-Dominion Bank	119,000	7,502
TransCanada	1,300	42
Transcontinental, Cl A	18,400	215
West Fraser Timber	8,000	239
Western Coal *	232,800	561
Yamana Gold	167,100	2,217
Yellow Pages Income Fund (A)	220,840	1,094

		159,482

Chile — 0.3%
Banco de Chile ADR	26,216	1,360
Banco Santander Chile ADR	17,174	1,044
Cia Cervecerias Unidas	137,120	1,002
Cia Cervecerias Unidas ADR	30,300	1,093
CorpBanca ADR	18,200	667
Embotelladora Andina ADR, Cl B	600	11
Enersis ADR	103,400	1,984
ENTEL Chile	74,695	1,029
Sociedad Quimica y Minera de Chile ADR	31,000	1,171

		9,361

China — 2.5%
AAC Acoustic Technologies Holdings	72,000	100
AirMedia Group ADR *	117,839	820
Ajisen China Holdings	1,298,909	1,156
Anhui Conch Cement, Cl H (A)	344,639	2,041
Bank of China	28,105,000	15,847
Bank of Communications, Cl H	1,833,000	2,185
Baoye Group, Cl H	131,000	101
China BlueChemical	925,000	492
China Citic Bank	2,395,000	1,978
China Coal Energy	1,111,000	1,884
China Communications Services, Cl H	943,000	482
China Construction Bank, Cl H	9,821,000	8,744
China Dongxiang Group	2,521,000	1,841
China Life Insurance, Cl H	703,100	3,520
China Petroleum & Chemical, Cl H	2,110,000	1,756
China Railway Construction, Cl H	668,000	881
China Railway Group *	2,347,000	1,853
China Shineway Pharmaceutical Group	17,000	29
China Shipping Development, Cl H (A)	1,534,000	2,253
China Telecom, Cl H	4,469,000	1,978
Chongqing Changan Automobile, Cl B	1,187,300	1,168
Ctrip.com International ADR *	35,000	2,567
Dongfeng Motor Group, Cl H	1,130,000	1,735
Epure International	2,883,000	1,228

Description	Shares	Market Value ($ Thousands)
First Tractor, Cl H	68,000	$35
Fosun International	1,605,000	1,162
Great Wall Technology, Cl H	462,000	174
Hangzhou Steam Turbine, Cl B	81,000	179
Industrial & Commercial Bank of China	16,176,000	13,671
Jiangling Motors, Cl B	578,300	984
Mindray Medical International ADR	43,936	1,330
New Oriental Education & Technology Group ADR *	9,339	666
PetroChina, Cl H	156,000	193
Perfect World ADR * (A)	20,750	916
Ping An Insurance Group of China, Cl H	332,000	3,097
Qingling Motors, Cl H	564,000	160
Shandong Chenming Paper Holdings, Cl B	1,180,100	894
Shanghai Friendship Group, Cl B	241,620	346
Shanghai Mechanical and Electrical Industry, Cl B	72,400	88
Shenzhou International Group Holdings	478,000	564
Sichuan Expressway, Cl H	268,000	136
Times	25,000	17
Tingyi Cayman Islands Holding	678,000	1,680
Weiqiao Textile, Cl H	70,000	48
Yanzhou Coal Mining, Cl H	458,000	912
Zhejiang Expressway, Cl H	266,000	260
Zhuzhou CSR Times Electric, Cl H	771,000	1,554

		85,705

Colombia — 0.0%
BanColombia ADR	8,922	383

Cyprus — 0.0%
Bank of Cyprus Public	130,480	930

Czech Republic — 0.1%
CEZ	40,617	2,031
Komercni Banka	1,077	235
Philip Morris CR	640	291

		2,557

Denmark — 0.5%
A P Moeller - Maersk, Cl B	47	334
Carlsberg, Cl B	55,373	3,969
Danisco	14,067	871
Danske Bank	257,044	5,536
DSV	12,881	229
FLSmidth	5,190	338
H Lundbeck	7,803	147
Novo-Nordisk, Cl B	53,779	3,607
Sydbank	12,784	305
Topdanmark *	1,837	263
William Demant Holding *	10,100	727

		16,326

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Egypt — 0.1%
Commercial International Bank	73,508	$682
Egyptian Financial Group-Hermes Holding	245,115	1,233
Egyptian International Pharmaceutical Industrial	9,037	56
National Societe Generale Bank SAE	21,811	113
Orascom Telecom Holding	148,000	696
Talaat Moustafa Group *	425,000	463
Telecom Egypt	238,000	700
Torah Portland Cement	4,200	24

		3,967

Finland — 0.7%
Citycon	29,769	127
Elisa, Cl A	3,541	76
Huhtamaki	20,259	272
Kesko, Cl B	15,167	516
Kone, Cl B	162,608	6,579
Metso	60,755	1,954
Nokia	149,116	1,963
Nokian Renkaat	20,531	519
Outokumpu	19,589	338
Sampo, Cl A	149,981	3,558
Sanoma	25,509	535
Stora Enso, Cl R	494,434	3,779
Tieto	6,229	133
UPM-Kymmene	134,339	1,708
Wartsila, Cl B (A)	53,270	1,988

		24,045

France — 5.3%
Accor	69,558	3,722
Aeroports de Paris	1,505	120
Air France-KLM	47,991	761
Air Liquide	3,262	379
Alcatel-Lucent	250,072	841
Alstom	32,040	2,243
Arkema	29,877	1,127
Atos Origin	39,361	1,721
AXA	122,420	2,917
BioMerieux	1,939	225
BNP Paribas	259,027	21,389
Bouygues	69,918	3,478
Capital Gemini	42,952	1,986
Carrefour	7,123	346
Casino Guichard Perrachon	3,431	294
Christian Dior (A)	26,550	2,690
Cie de Saint-Gobain	1,449	79
Cie Generale d’Optique Essilor International	12,502	725
CNP Assurances	36,546	3,912
Compagnie Generale des Etablissements Michelin, Cl B	16,205	1,229
Credit Agricole	241,462	4,995
Credit Industriel et Commercial	65	11
Danone	2,160	129
Dassault Systemes	4,500	259
Eiffage	10,283	558
Electricite de France (A)	62,217	3,589
Eurazeo	2,964	209
Eutelsat Communications	39,537	1,294

Description	Shares	Market Value ($ Thousands)
Fonciere Des Regions ‡	12,946	$1,333
France Telecom	326,268	8,487
Gaz de France	14,534	607
Gecina ‡	8,114	892
Groupe Steria SCA	3,004	89
Havas	276,941	1,035
Hermes International	365	52
Iliad (A)	2,795	336
Ipsen	7,041	384
JC Decaux	2,837	65
Klepierre ‡	16,163	647
Lafarge	41,055	3,373
Lagardere S.C.A.	5,359	228
Legrand	44,557	1,224
L’Oreal	2,366	257
LVMH Moet Hennessy Louis Vuitton (A)	9,419	981
M6-Metropole Television	56,867	1,465
Natixis	292,244	1,558
Neopost	1,990	174
Nexity	12,361	426
PagesJaunes Groupe	24,960	295
Peugeot	89,583	3,168
PPR	67,796	8,204
Publicis Groupe (A)	96,505	3,715
Renault	31,895	1,542
Rhodia	48,080	835
Safran	50,533	845
Sanofi-Aventis	429,619	32,457
Schneider Electric	18,348	2,008
SCOR	75,262	1,834
SES Global	103,298	2,197
Societe BIC	3,047	213
Societe Des Autoroutes Paris-Rhin-Rhone	3,972	331
Societe Generale	74,586	5,251
Societe Television Francaise 1	80,665	1,436
Suez Environnement	5,999	133
Technip	104,146	7,105
Total (A)	220,764	13,659
Unibail-Rodamco ‡	15,201	3,423
Valeo	34,658	991
Vallourec	557	93
Veolia Environnement	10,044	340
Vinci	56,889	3,145
Vivendi	55,721	1,605
Zodiac Aerospace	4,533	154

		179,820

Germany — 5.3%
Adidas	2,329	133
ADVA Optical Networking *	49,708	191
Aixtron	76,821	2,764
Allianz	89,402	10,982
BASF	243,709	14,694
Bayer	90,205	6,905
Bayerische Motoren Werke	193,239	9,117
Bilfinger Berger	4,808	355
Commerzbank	15,950	149
DaimlerChrysler	208,904	10,576
Deutsche Bank (A)	185,250	13,365
Deutsche Boerse	48,861	4,071

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Deutsche Lufthansa	80,723	$1,288
Deutsche Post	617,377	11,558
Deutsche Postbank (A)	18,345	645
Deutsche Telekom	7,763	114
E.ON	430,751	17,034
GAGFAH	52,278	473
Hannover Rueckversicherung	139,260	6,636
HeidelbergCement	127,821	8,482
Henkel	3,258	141
Hochtief	78,170	6,138
Infineon Technologies*	631,160	3,023
K+S	41,355	2,491
Lanxess	388	15
Linde	14,159	1,741
MAN	5,534	453
Merck KGaA	1,078	102
Metro	19,006	1,194
MTU Aero Engines Holding	11,964	613
Muenchener Rueckversicherungs	38,338	6,011
Puma Rudolf Dassler Sport	1,172	403
RWE	75,542	6,933
SAP	65,983	3,152
Siemens	222,746	21,824
Suedzucker (A)	78,911	1,724
ThyssenKrupp	26,620	970
TUI (A)	113,187	896
United Internet	70,833	956
Volkswagen (A)	4,345	535
Wacker Chemie	602	99

		178,946

Greece — 0.6%
Alpha Bank	280,142	3,849
Coca Cola Hellenic Bottling	63,998	1,416
EFG Eurobank Ergasias*	31,697	420
Marfin Investment Group	169,162	533
National Bank of Greece	148,008	4,355
OPAP	59,547	1,428
Piraeus Bank*	46,999	685
Public Power	426,761	8,611
Titan Cement	18,579	542

		21,839

Guernsey — 0.1%
Resolution*	2,477,144	3,435

Hong Kong — 3.5%
ASM Pacific Technology	66,600	544
Bank of East Asia	163,400	707
Beijing Enterprises Holdings	198,000	1,345
Belle International Holdings	1,736,000	2,157
BOC Hong Kong Holdings	4,253,190	9,758
Cathay Pacific Airways	166,000	284
Chaoda Modern Agriculture	3,492,400	3,069
Cheung Kong Holdings	109,000	1,370
Cheung Kong Infrastructure Holdings	32,000	119
China Mobile	1,052,000	9,855
China Overseas Land & Investment (A)	2,386,000	5,129

Description	Shares	Market Value ($ Thousands)
China Pharmaceutical Group	654,000	$370
China Resources Power Holdings	726,000	1,480
Chinese Estates Holdings	310,000	522
CLP Holdings	678,500	4,601
CNOOC	2,708,500	4,173
COSCO Pacific	1,190,000	1,658
Dairy Farm International Holdings	7,700	46
Digital China Holdings	371,000	437
Esprit Holdings	626,690	4,213
First Pacific (A)	468,000	271
Genting Singapore* (A)	3,077,600	2,377
GOME Electrical Appliances Holdings	5,935,300	2,244
Guangdong Investment	1,420,000	790
Guoco Group	36,000	418
Hang Lung Group	159,000	779
Hang Lung Properties	797,000	2,910
Hang Seng Bank	97,800	1,431
Henderson Land Development	168,000	1,186
Hengan International Group	334,000	2,398
Hong Kong & China Gas	234,000	555
Hong Kong Exchanges and Clearing	243,200	4,337
Hongkong & Shanghai Hotels	162,000	242
HongKong Electric Holdings	121,000	657
Hongkong Land Holdings	301,000	1,490
Hopewell Holdings	259,500	819
Huabao International Holdings	3,830,000	4,052
Hutchison Harbour Ring	734,000	56
Hutchison Telecommunications Hong Kong Holdings	1,170,000	195
Hutchison Telecommunications International*	690,000	140
Hutchison Whampoa	682,980	4,618
Hysan Development	351,000	1,008
Industrial & Commercial Bank of China Asia	405,000	936
Jardine Matheson Holdings	42,400	1,252
Jardine Strategic Holdings	43,500	757
Kerry Properties	174,000	883
Lai Sun Development*	5,616,000	94
Lenovo Group	220,000	127
Li & Fung	114,000	459
Link REIT‡	76,000	191
MTR	206,500	702
New World Development	1,106,000	2,275
Noble Group	1,112,000	2,489
Orient Overseas International	41,000	185
Pacific Andes Holdings (SGD)*	28,000	5
Pacific Basin Shipping	1,115,000	845
Pacific Century Premium Developments	289,000	79
Polytec Asset Holdings	390,000	85
RCG Holdings*	148,979	210
Shanghai Industrial Holdings	260,000	1,302
SIM Technology Group	620,000	86
Sino Land	178,000	338
Sinolink Worldwide Holdings	524,000	99
Sun Hung Kai Properties	872,000	12,928
Swire Pacific, Cl A	153,500	1,762
Television Broadcasts	63,000	288

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Texwinca Holdings	2,000	$2
TPV Technology	922,000	527
VTech Holdings	72,000	699
Wharf Holdings	681,000	3,673
Wheelock	233,270	754
Wing Hang Bank	16,500	171
Yue Yuen Industrial Holdings	276,120	778

		119,791

Hungary — 0.1%
Egis Gyogyszergyar Nyrt	2,402	248
Magyar Telekom Telecommunications	55,000	220
MOL Hungarian Oil and Gas	11,039	967
OTP Bank	85,722	2,559

		3,994

India — 1.9%
Apollo Tyres	8,123	8
Aurobindo Pharma	10,000	184
Bank of India	408,166	3,378
Bank of Maharashtra	227,579	235
Bharat Electronics	16,313	629
Bharat Petroleum	43,520	552
Birla	32,250	220
Cairn India*	435,315	2,605
Container of India	16,572	420
Dena Bank	114,420	192
Dr Reddys Laboratories	40,000	971
GAIL India	515,061	4,636
Grasim Industries	6,390	327
Great Eastern Shipping	16,536	97
Gujarat Alkalies & Chemicals	33,010	82
Gujarat Flourochemicals	3,780	11
Gujarat Narmada Valley Fertilizers	65,050	131
Gujarat State Fertilisers & Chemicals	31,520	113
HCL Technologies	40,022	290
HDFC Bank	98,920	3,756
Hero Honda Motors	68,689	2,548
Hindalco Industries	160,000	475
Hindustan Zinc	80,706	2,087
IDBI Bank	60,307	158
Indian Bank	189,020	670
Infosys Technologies	63,400	3,243
Larsen & Toubro	67,570	2,346
Mahindra & Mahindra	25,000	553
Mangalore Refinery & Petrochemicals	482,371	807
Maruti Udyog	36,190	1,212
Mphasis	16,079	234
Oil & Natural Gas	85,460	2,204
Patni Computer Systems ADR	7,700	148
Patni Computer Systems	114,191	1,075
Piramal Healthcare	131,475	1,122
Power Finance	210,298	1,136
Reliance Industries	35,564	813
Reliance Industries GDR (B)	115,654	5,286
Sesa Goa* (C)	54,684	433
Shipping Corp of India	33,186	102
State Bank of India GDR	4,006	388

Description	Shares	Market Value ($ Thousands)
State Bank of India	15,000	$722
Steel Authority of India	245,870	1,042
Sterlite Industries India	225,750	4,161
Syndicate Bank	208,450	407
Tata Consultancy Services	299,296	4,430
Tata Power	38,980	1,135
Tata Steel	85,765	1,068
UCO Bank	184,518	222
Union Bank of India	128,917	767
Welspun-Gujarat Stahl	153,049	913
Zee Entertainment Enterprises	455,165	2,488

		63,232

Indonesia — 0.4%
Adaro Energy*	763,000	140
Astra International	502,000	1,718
Bank Mandiri	9,726,000	4,577
Bank Rakyat Indonesia	1,576,500	1,234
Gudang Garam	98,000	179
HM Sampoerna	17,500	19
Indocement Tunggal Prakarsa	1,204,420	1,414
Telekomunikasi Indonesia	4,652,300	4,428
United Tractors	278,000	440

		14,149

Ireland — 0.1%
CRH	7,830	197
DCC	1,166	32
Experian	276,196	2,597
Irish Life & Permanent	92,858	453
Kerry Group, Cl A	17,621	522

		3,801

Israel — 0.7%
Bank Hapoalim*	821,418	3,181
Bezeq Israeli Telecommunication	1,707,684	3,869
Check Point Software Technologies* (A)	90,646	2,864
Delek Group	308	54
Discount Investment	12,185	276
First International Bank of Israel*	36,000	573
Formula Systems 1985	6,000	61
Gazit-Globe	16,481	156
Israel Discount Bank, Cl A*	490,680	1,048
Israel Land Development	14,000	60
Koor Industries	6,734	188
Makhteshim-Agan Industries	98,187	476
Mizrahi Tefahot Bank*	88,000	773
Teva Pharmaceutical Industries	84,199	4,519
Teva Pharmaceutical Industries ADR (A)	80,530	4,251
Union Bank of Israel*	24,120	110

		22,459

Italy — 2.0%
ACEA (A)	65,485	754
Amplifon	54,260	243
Assicurazioni Generali	9,186	237
Atlantia	91,106	2,353
Autogrill	34,420	426
Banca Intesa	2,395,483	10,376
Banca Intesa RNC	426,081	1,393

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Banca Monte dei Paschi di Siena	48,517	$93
Banca Popolare di Milano	213,227	1,655
Banco Popolare Scarl	80,176	657
Benetton Group	36,728	336
CIR-Compagnie Industriali Riunite	73,639	179
Danieli	16,400	420
DiaSorin	3,723	135
Edison	402,547	617
Enel (A)	2,188,224	13,092
ENI	350,033	8,671
Esprinet	15,215	173
Exor	3,931	75
Fiat (A)	199,004	2,937
Finmeccanica	109,984	1,821
Iride (A)	142,196	271
Italmobiliare	1,712	74
Luxottica Group	17,820	443
Maire Tecnimont	34,893	114
Mediaset (A)	111,659	847
Mediobanca*	133,682	1,596
Mediolanum (A)	70,558	459
Milano Assicurazioni	103,256	296
Parmalat	494,210	1,438
Piccolo Credito Valtellinese	6,212	53
Pirelli	569,601	360
Saipem	8,801	283
Saras (A)	922,464	2,818
Snam Rete Gas	211,856	1,063
Societa Iniziative Autostradali e Servizi	3,261	30
Telecom Italia	4,641,255	7,080
Terna Rete Elettrica Nazionale (A)	253,768	1,054
UniCredito Italiano	911,407	3,113

		68,035

Japan — 13.4%
77 Bank	191,359	1,177
Advantest	24,200	540
Aeon	103,500	836
Aeon Fantasy	5,800	66
Aichi Bank	600	48
Aichi Steel	15,000	66
Aida Engineering	1,000	3
Aisin Seiki	103,200	2,504
Ajinomoto	111,000	1,045
Alfresa Holdings	8,600	375
Alpen	4,700	79
Alpine Electronics	47,400	478
Alps Electric	126,400	726
Amada	91,000	528
AOKI Holdings	4,000	41
Aoyama Trading	18,600	245
Asahi Breweries	61,900	1,104
Asahi Glass	812,000	7,116
Asahi Kasei	127,000	619
Astellas Pharma	300,600	11,131
Bank of Kyoto	13,000	119
Bank of Nagoya	23,000	90
Bank of Saga	5,000	16
Bank of Yokohama	363,000	1,770
Belluna	4,750	19

Description	Shares	Market Value ($ Thousands)
Benesse	6,600	$296
Best Denki	10,000	36
BML	3,200	104
Bridgestone	96,900	1,547
Brother Industries	32,300	355
Canon	338,300	13,077
Canon Finetech	1,100	13
Canon Marketing Japan	78,900	1,161
Casio Computer	10,300	75
Cawachi	9,800	191
Central Japan Railway	388	2,815
Chiba Bank	257,000	1,698
Chiba Kogyo Bank*	7,100	55
Chuetsu Pulp & Paper	22,000	39
Chugai Pharmaceutical	96,500	1,837
Circle K Sunkus	12,200	161
Citizen Holdings	33,000	183
Cleanup	5,300	41
Coca-Cola Central Japan	8,300	112
COMSYS Holdings	16,100	157
Corona	700	9
Cosmo Oil	100,000	216
Create SD Holdings	2,500	57
Crescendo Investment, Cl A‡	39	52
Dai Nippon Printing	266,000	3,295
Daicel Chemical Industries	416,000	2,482
Daihatsu Motor	15,000	141
Daiichi Kigenso Kagaku-Kogyo	2,600	86
Daiichi Sankyo	281,000	5,522
Daiichikosho	18,200	216
Daikin Industries	2,800	100
Dainippon Screen Manufacturing (A)	256,000	915
Dainippon Sumitomo Pharma	104,800	1,078
Daishi Bank	27,000	100
Daiwa House Industry	130,000	1,311
Daiwa Securities Group	560,000	3,023
DCM Japan Holdings	23,700	148
Denki Kagaku Kogyo	321,000	1,353
Denso	185,300	5,195
Dentsu (A)	78,800	1,700
Digital Garage	41	71
Dowa Holdings	42,000	225
eAccess	90	64
East Japan Railway	162,600	11,514
EDION	8,700	71
Eisai	2,500	92
Eizo Nanao	1,300	31
Electric Power Development	32,900	1,025
Elpida Memory*	82,700	1,022
FamilyMart	4,600	152
Fast Retailing	13,400	2,439
Fuji Heavy Industries	120,000	478
Fuji Media Holdings	100	150
FUJIFILM Holdings	304,600	8,327
Fujitec	3,000	17
Fujitsu	1,331,000	7,942
Fukuda Denshi	1,900	51
Fukuoka Financial Group	434,000	1,582
Funai Electric	300	17
Furuno Electric	4,100	17
GS Yuasa (A)	85,000	600

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Hakuhodo DY Holdings	4,050	$198
Hankyu Hanshin Holdings	27,000	126
Heiwa	2,800	29
Heiwado	8,100	100
Higashi-Nippon Bank	20,000	39
Higo Bank	3,000	19
Hikari Tsushin	7,800	135
HI-LEX	4,300	38
Hino Motors	1,011,000	3,028
Hitachi (A)	520,000	1,413
Hitachi Cable	146,000	363
Hitachi Chemical	35,800	704
Hitachi Construction Machinery	9,800	230
Hitachi Metals	20,000	175
Hokuhoku Financial Group	367,000	861
Honda Motor	555,900	17,423
Hosiden	28,500	305
House Foods	13,500	215
Hoya	47,800	1,224
Hyakugo Bank	13,000	64
Ibiden	45,700	1,549
Idemitsu Kosan	8,100	498
IHI	386,000	623
Inaba Denki Sangyo	1,300	32
Inpex	242	1,893
Isetan Mitsukoshi Holdings	97,900	843
Isuzu Motors	239,000	411
IT Holdings	19,400	229
Ito En	17,600	285
Itochu	501,000	3,449
Itochu Enex	35,800	162
Itochu Techno-Solutions	6,300	174
Itochu-Shokuhin	1,500	52
Izumiya	3,000	13
J Front Retailing	126,000	531
Japan Digital Laboratory	1,800	20
Japan Pulp & Paper	2,000	7
Japan Retail Fund Investment, Cl A‡	32	139
Japan Tobacco	2,820	8,374
JFE Holdings	241,000	7,945
JFE Shoji Holdings	22,000	73
JGC	9,000	169
JS Group	35,200	577
JSR	56,500	1,088
JTEKT	15,500	152
Jupiter Telecommunications	209	197
Kamigumi	70,000	554
Kandenko	70,000	477
Kaneka	142,000	944
Kansai Electric Power	79,600	1,987
Kansai Paint	71,000	616
Kanto Natural Gas Development	7,000	38
Kasumi	9,200	47
Kato Sangyo	7,200	143
Kawasaki Heavy Industries	127,000	310
KDDI	589	3,193
Keio	144,000	914
Keisei Electric Railway	90,000	510
Kikkoman	12,000	140
Kinden	59,000	532
Kinki Sharyo	18,000	138

Description	Shares	Market Value ($ Thousands)
Kirin Holdings	259,000	$4,245
Kobe Steel	114,000	195
Kohnan Shoji	4,600	56
Komatsu	14,200	280
Konica Minolta Holdings	72,000	665
K's Holdings	5,600	187
Kubota	112,000	989
Kuraray	119,500	1,441
Kurita Water Industries	9,600	304
Kyocera	42,300	3,378
Kyoei Steel (A)	4,400	84
Kyorin	47,000	736
Kyowa Hakko Kirin	49,000	530
Kyudenko	12,000	72
Lintec	8,800	168
Mabuchi Motor	7,600	374
Maeda	21,000	55
Maeda Road Construction	42,000	334
Makino Milling Machine	13,000	46
Makita	52,700	1,786
Marubeni	1,272,000	6,733
Marubun	11,700	72
Marudai Food	11,000	37
Marui Group	91,600	517
Maruichi Steel Tube	11,400	217
Matsumotokiyoshi Holdings	200	5
Maxvalu Nishinihon	2,700	40
Mazda Motor	220,000	470
Mediceo Paltac Holdings	95,600	1,325
MEIJI Holdings	7,200	287
Mie Bank	13,000	35
Mikuni Coca-Cola Bottling	4,600	38
Millea Holdings	80,300	2,317
Minebea	57,000	286
Ministop	4,200	54
Miraca Holdings	20,600	660
Mitsubishi	793,200	17,955
Mitsubishi Chemical Holdings	170,000	620
Mitsubishi Electric	310,000	2,195
Mitsubishi Gas Chemical	96,000	438
Mitsubishi Heavy Industries	342,000	1,120
Mitsubishi Motors* (A)	41,000	56
Mitsubishi Pencil	100	1
Mitsubishi Rayon	82,000	352
Mitsubishi Steel Manufacturing	48,000	79
Mitsubishi UFJ Financial Group	1,084,100	6,066
Mitsubishi UFJ Lease & Finance	5,210	157
Mitsui	502,500	6,673
Mitsui Chemicals (A)	28,000	71
Mitsui Engineering & Shipbuilding (A)	629,000	1,555
Mitsui Home	12,000	61
Mitsui Mining & Smelting	107,000	265
Mitsui Sugar	3,000	10
Mitsui Sumitomo Insurance Group Holdings	50,100	1,320
Mitsumi Electric	26,900	420
Mitsuuroko	400	3
Mizuho Securities	351,000	1,149
Mochida Pharmaceutical	9,000	87
Morinaga Milk Industry	26,000	120
Murata Manufacturing	82,300	3,927

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Musashi Seimitsu Industry	11,600	$242
Nafco	2,700	49
Nagase	55,000	668
Nakanishi	700	60
Namco Bandai Holdings	36,400	364
NEC (A)	554,000	1,402
NEC Fielding	9,400	127
NEC Networks & System Integration	29,300	363
NET One Systems	58	70
NGK Insulators	83,000	1,828
NGK Spark Plug	14,000	151
NHK Spring	111,000	995
Nidec	41,600	3,665
Nihon Unisys	13,700	107
Nihon Yamamura Glass	29,000	98
Nikon	6,000	109
Nintendo	3,200	788
Nippo	37,000	273
Nippon Beet Sugar Manufacturing	13,000	33
Nippon Building Fund, Cl A‡	16	131
Nippon Densetsu Kogyo	25,000	195
Nippon Electric Glass	360,000	4,296
Nippon Flour Mills	65,000	353
Nippon Konpo Unyu Soko	3,000	32
Nippon Meat Packers	29,000	360
Nippon Mining Holdings	327,500	1,289
Nippon Oil	729,000	3,114
Nippon Paper Group	33,500	916
Nippon Seiki	8,000	68
Nippon Soda	124,000	423
Nippon Steel	235,000	876
Nippon Steel Trading	9,000	15
Nippon Synthetic Chemical Industry	20,000	140
Nippon Telegraph & Telephone	201,700	8,780
Nipponkoa Insurance	84,000	501
Nipro	8,600	184
Nissan Chemical Industries	103,000	1,367
Nissan Motor	2,024,300	14,710
Nissan Shatai	17,000	144
Nisshin Seifun Group	22,500	306
Nisshinbo Holdings	20,000	164
Nissin Food Products	36,500	1,343
Nissin Healthcare Food Service	1,000	13
Nitori	29,698	2,496
Nittetsu Mining	11,000	48
Nitto Denko	37,000	1,190
Nitto Kogyo	300	3
Nojima	4,500	42
NOK	36,700	428
Nomura Holdings	208,400	1,505
Nomura Research Institute	17,200	364
Noritsu Koki	8,200	57
NS Solutions	4,200	73
NSD CO	11,800	127
NSK	13,000	81
NTN	188,000	711
NTT Data	245	697
NTT DoCoMo	2,737	4,162
Obic	1,630	272

Description	Shares	Market Value ($ Thousands)
Odakyu Electric Railway, Cl B (A)	38,000	$313
OJI Paper	67,000	286
Okinawa Electric Power	1,100	67
Okumura	16,000	55
Okuwa	6,000	58
Olympus	9,800	299
Omron	44,400	745
Onward Holdings (A)	25,000	159
Oracle Japan	4,100	187
ORIX	16,270	1,129
Osaka Gas	483,000	1,766
Osaka Steel	12,300	212
Otsuka	4,700	225
Panasonic	246,800	3,183
Panasonic Electric Works	68,000	781
Plenus	4,800	65
Point	2,240	125
Prospect Reit Investment‡ (A)	40	32
Rakuten	4,765	3,861
Resona Holdings	36,100	387
Ricoh	60,000	802
Ricoh Leasing	300	6
Rinnai	6,900	343
Rohm	41,600	2,743
Roland	2,100	20
Sakai Chemical Industry	20,000	83
San-Ai Oil	2,000	8
San-In Godo Bank	20,000	180
Sanki Engineering	33,000	241
Sankyo	15,500	874
Sanoyas Hishino Meisho	12,400	34
Santen Pharmaceutical	35,200	1,195
Sanyo Chemical Industries	13,000	71
Sanyo Electric* (A)	291,000	523
Sapporo Hokuyo Holdings	384,300	1,437
Sawai Pharmaceutical	2,100	121
Sazaby League	1,900	25
SBI Holdings (A)	3,698	626
Secom	24,500	1,149
Sega Sammy Holdings	27,500	349
Seika	23,000	52
Seiko Epson	26,600	413
Seino Holdings	108,000	790
Sekisui House	13,000	115
Sekisui Jushi	2,000	17
Senshu Ikeda Holdings*	102,100	366
Seven & I Holdings	92,100	2,067
Sharp	175,000	2,007
Shimachu	800	17
Shimamura	5,100	479
Shimano	12,400	520
Shin-Etsu Chemical	7,200	392
Shinko Electric Industries	100,500	1,420
Shinmaywa Industries	23,000	71
Shinsei Bank (A)	549,000	676
Shionogi	257,100	5,557
Showa Denko	111,000	197
Showa Shell Sekiyu	41,500	352
Sinanen	2,000	9
Sintokogio	20,100	139
SMC	800	90
Softbank	16,200	389

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Sohgo Security Services	8,400	$97
Sojitz	404,400	709
So-net Entertainment	25	55
Sony	290,600	7,843
Sorun	14,000	128
SRI Sports	33	33
Stanley Electric	88,800	1,765
Sumco	48,400	830
Sumikin Bussan	25,000	49
Sumisho Computer Systems	6,700	98
Sumitomo	302,100	2,981
Sumitomo Electric Industries	352,100	4,177
Sumitomo Heavy Industries	10,000	45
Sumitomo Metal Mining	247,000	4,066
Sumitomo Mitsui Financial Group	251,500	8,321
Sumitomo Realty & Development	13,000	226
Sumitomo Rubber Industries	33,300	262
Suzuken	17,600	646
Suzuki Motor	87,300	2,077
T&D Holdings	27,950	649
Tadano	5,000	22
Taiyo Nippon Sanso	91,000	1,030
Taiyo Yuden	67,000	690
Takeda Pharmaceutical	90,500	3,782
Takeuchi Manufacturing	200	2
Tanabe Seiyaku	42,000	556
TDK	48,000	2,513
Teijin	225,000	705
Tenma	1,800	20
Terumo	11,400	647
THK	5,600	92
TKC	3,800	76
Tobu Railway (A)	64,000	357
Toda	27,000	81
Toei	15,000	78
Tohoku Electric Power	23,200	492
Tohokushinsha Film	7,200	41
Tokai Tokyo Securities	24,000	85
Tokyo Broadcasting System HD	17,200	268
Tokyo Electric Power	2,300	62
Tokyo Electron	33,700	1,846
Tokyo Energy & Systems	14,000	96
Tokyo Steel Manufacturing	9,500	108
Tokyo Style	4,000	32
Tokyo Tekko	30,000	87
Tokyu	39,000	171
Tokyu Land	22,000	79
Toppan Forms	11,800	129
Toppan Printing	350,000	2,848
Topre	300	2
Topy Industries	33,000	56
Toray Industries	10,000	53
Tosei	57	14
Toshiba	987,000	5,248
Toshiba TEC	168,000	591
Toyo Ink Manufacturing	36,000	132
Toyo Kohan	10,000	47
Toyo Seikan Kaisha	116,300	1,747
Toyo Suisan Kaisha	54,000	1,476
Toyoda Gosei	26,600	733
Toyota Boshoku	23,400	462
Toyota Industries	16,200	446

Description	Shares	Market Value ($ Thousands)
Toyota Motor	289,000	$11,541
Toyota Tsusho	91,300	1,225
Trend Micro	800	28
Tri-Stage*	2,200	65
Tsumura	7,300	244
Tsuruha Holdings	15,000	592
TV Asahi	137	208
Unicharm	7,200	737
UNY	30,000	218
USS	2,800	174
Valor	6,600	53
VITAL KSK HOLDINGS	100	1
Warabeya Nichiyo	6,500	80
Watabe Wedding	9,200	105
West Japan Railway	303	1,129
Yahoo! Japan	1,636	490
Yakult Honsha	12,200	382
Yamada Denki	59,930	3,611
Yamaha Motor	50,100	588
Yamanashi Chuo Bank	2,000	9
Yamato Holdings	419,500	5,834
Yamato Kogyo	27,700	871
Yamazaki Baking	17,000	211
Yaskawa Electric	80,000	601
Yokogawa Electric	77,100	551
Yonekyu	3,000	28
Yurtec	9,000	52

		454,970

Jersey — 0.0%
Randgold Resources	7,128	603

Kazakhstan — 0.1%
KazMunaiGas Exploration Production GDR	76,995	1,856

Malaysia — 0.5%
AMMB Holdings	125,600	179
Bumiputra-Commerce Holdings	1,993,700	7,428
Hong Leong Bank	184,833	434
Hong Leong Financial Group	36,000	74
KLCC Property Holdings	103,700	101
OSK Holdings	120,100	51
PPB Group	275,000	1,281
Proton Holdings	348,700	416
Public Bank	664,000	2,130
RHB Capital	311,300	487
Telekom Malaysia	2,081,500	1,871
Tenaga Nasional	732,000	1,817
Titan Chemicals*	239,800	83

		16,352

Mauritius — 0.0%
Golden Agri-Resources	4,282,390	1,422

Mexico — 1.3%
America Movil, Ser L	6,485,309	15,690
America Movil ADR, Ser L	68,500	3,314
Bolsa Mexicana de Valores*	644,513	809

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Cemex ADR*	261,700	$2,955
Coca-Cola Femsa, Ser L	166,100	955
Desarrolladora Homex ADR* (A)	64,119	2,230
Embotelladoras Arca	328,800	980
Fomento Economico Mexicano	306,836	1,397
Grupo Aeroportuario del Pacifico, Ser B, Cl B	38,227	108
Grupo Carso, Ser A1	344,800	1,038
Grupo Continental	124,900	288
Grupo Financiero Banorte, Ser O*	1,012,355	3,491
Grupo Lamosa*	17,900	14
Grupo Mexico, Ser B	1,133,800	2,671
Grupo Simec, Ser B, Cl B*	184,900	486
Grupo Televisa ADR	128,500	2,643
Grupo Televisa	366,836	1,514
Industrias, Ser B*	173,500	544
Kimberly-Clark de Mexico, Cl A	334,000	1,405
Urbi Desarrollos Urbanos* (A)	1,219,532	2,504
Wal-Mart de Mexico	166,100	685

		45,721

Netherlands — 3.8%
Aegon	89,275	642
Akzo Nobel (A)	128,096	8,122
ArcelorMittal (A)	91,973	3,583
ASML Holding (A)	116,278	3,572
Boskalis Westminster	3,178	126
Corio‡	8,704	593
CSM	43,158	1,133
European Aeronautic Defenseand Space (A)	424,966	7,602
Fugro	11,303	641
Heineken	27,832	1,309
Heineken Holding	26,305	1,084
Imtech	28,074	722
ING Groep (A)	368,935	3,436
James Hardie Industries	93,756	693
Koninklijke Ahold	170,301	2,296
Koninklijke DSM	86,497	4,254
Koninklijke Philips Electronics	234,631	6,416
Koninklijke Vopak*	29,038	2,277
Ordina	25,733	188
Plaza Centers	573,505	1,355
QIAGEN*	11,655	258
Randstad Holding	63,352	2,764
Reed Elsevier	21,615	251
Royal Dutch Shell, Cl A (GBP)	304,836	9,007
Royal Dutch Shell, Cl B	449,814	12,822
Royal Dutch Shell, Cl A	552,025	16,402
Royal KPN	501,526	8,900
SBM Offshore	219,074	4,134
TNT	162,993	4,728
Unilever (A)	671,454	20,570

		129,880

New Zealand — 0.1%
Air New Zealand	135,000	117
Fletcher Building	206,294	1,157

Description	Shares	Market Value ($ Thousands)
Telecom of New Zealand	1,541,849	$2,713

		3,987

Norway — 0.8%
Aker Kvaerner	250,400	3,109
Atea	10,600	80
DnB (A)	618,925	6,953
Marine Harvest* (A)	1,458,000	1,091
Norsk Hydro	14,800	104
Seadrill (A)	108,100	2,497
Statoil	340,632	8,338
Telenor	451,200	6,138

		28,310

Pakistan — 0.1%
Oil & Gas Development	1,424,749	1,815
Pakistan Telecommunication	1,439,600	306

		2,121

Panama — 0.1%
Copa Holdings, Cl A	41,700	2,078

Papua New Guinea — 0.0%
Lihir Gold	195,300	644

Philippines — 0.1%
Philippine Long Distance Telephone	21,240	1,164
Philippine Long Distance Telephone ADR	23,517	1,299
San Miguel, Cl B	10,000	15

		2,478

Poland — 0.2%
Cyfrowy Polsat	179,329	894
Gant Development*	8,467	74
Getin Holding*	210,000	607
KGHM Polska Miedz	42,487	1,654
Netia*	107,362	171
Polish Oil & Gas	798,000	1,087
Polski Koncern Naftowy Orlen	143,217	1,609
Przedsiebiorstwo Eksportu i Importu Kopex*	21,000	195
Synthos*	380,000	162
Telekomunikacja Polska	36,987	215

		6,668

Portugal — 0.3%
Banco BPI, Cl G	2,329	8
Banco Comercial Portugues, Cl R	839,348	1,111
Banco Espirito Santo	174,347	1,220
Brisa Auto-Estradas de Portugal	22,080	221
Cimpor Cimentos de Portugal	81,644	622
Energias de Portugal	382,830	1,755
Galp Energia SGPS, Cl B	2,844	51
Inapa-Invest Particip Gesta*	122,900	115
Jeronimo Martins	102,540	1,005

11	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Portugal Telecom	337,902	$4,084

		10,192

Russia — 1.5%
Comstar United Telesystems GDR	15,251	79
Gazprom OAO ADR	654,025	14,859
Globaltrans Investment GDR*	186,743	1,589
Integra Group Holdings GDR*	203,310	667
LSR Group GDR*	57,348	419
Lukoil ADR	171,661	9,965
Magnit OAO GDR	55,970	691
MMC Norilsk Nickel ADR*	187,278	2,575
Mobile Telesystems ADR	26,893	1,347
Novolipetsk Steel GDR	13,115	395
Novorossiysk Commercial Sea Port GDR	40,117	459
Rosneft Oil GDR	410,335	3,309
Sberbank GDR	5,900	1,488
Sistema GDR	18,767	334
Surgutneftegaz ADR	341,573	3,009
Tatneft ADR	58,077	1,757
Uralkali GDR	97,687	2,235
Vimpel-Communications ADR	141,000	2,691
VTB Bank GDR	430,867	1,853

		49,721

Singapore — 1.1%
CapitaCommercial Trust‡	1,228,000	1,019
CapitaLand	148,000	431
CapitaMall Trust‡	732,000	909
City Developments	61,000	441
ComfortDelgro	85,000	91
DBS Group Holdings	569,000	5,882
Fraser and Neave	246,000	707
Hi-P International, Cl P	24,000	10
Ho Bee Investment	71,000	74
Hong Leong Asia	38,000	79
Jardine Cycle & Carriage	115,000	2,016
Keppel	181,000	1,059
Olam International	2,024,000	3,843
OSIM International	212,000	65
Oversea-Chinese Banking	717,000	4,338
SembCorp Industries	303,000	809
SembCorp Marine	60,000	152
SIA Engineering	128,000	269
Singapore Airlines	50,000	480
Singapore Airport Terminal Services	135,000	248
Singapore Exchange	219,000	1,243
Singapore Press Holdings	142,000	382
Singapore Telecommunications	967,000	2,045
United Overseas Bank	46,000	626
UOB-Kay Hian Holdings	193,000	199
UOL Group	170,000	444
Venture	12,000	71
Wilmar International	1,949,000	8,865
Yangzijiang Shipbuilding Holdings	1,185,000	1,052

		37,849

South Africa — 1.3%

Description	Shares	Market Value ($ Thousands)
ABSA Group	112,232	$1,925
African Bank Investments	295,699	1,149
African Rainbow Minerals	12,925	276
AngloGold Ashanti	44,000	1,918
Assore	2,600	245
AST Group	422,010	49
Aveng	134,400	669
Barloworld	122,002	764
Bidvest Group	39,535	638
DataTec	72,000	252
DRDGOLD	3,974	2
Freeworld Coatings	45,852	56
Gold Fields	246,303	3,583
Grindrod	514,961	1,233
Group	306,893	4,906
Harmony Gold Mining	209,103	2,307
Iliad Africa	69,000	86
Impala Platinum Holdings	262,512	6,066
Imperial Holdings	13,030	142
Investec	144,000	1,085
Medi-Clinic	180,000	564
Mondi	270,020	1,490
Mr Price Group	157,587	691
Mvelaphanda Resources*	15,333	91
Naspers, Cl N	7,800	291
Nedbank Group	98,000	1,490
Omnia Holdings	1,261	10
Sanlam	430,979	1,284
Sappi (A)	538,180	2,333
Sasol	95,696	3,744
Standard Bank Group	204,000	2,630
Steinhoff International Holdings	499,200	1,211
Wilson Bayly Holmes-Ovcon	1,288	18

		43,198

South Korea — 3.0%
Busan Bank	27,930	306
Daegu Bank	16,860	239
Daewoo Shipbuilding & Marine Engineering	67,120	828
Daou Technology	14,800	88
GS Holdings	29,500	804
GS Home Shopping	2,880	205
Hana Financial Group	136,390	3,947
Hyundai Development	28,180	945
Hyundai Engineering & Construction	52,523	2,995
Hyundai Mobis	18,280	2,342
Hyundai Motor	45,160	3,845
Industrial Bank of Korea	15,410	178
KISCO Holdings	4,036	247
KISWIRE	4,190	123
Korea Development Financing	2,340	64
Korea Electric Power	88,480	2,427
Korea Zinc	4,690	861
Korean Air Lines	53,338	2,268
KT	117,650	3,895
Kyeryong Construction Industrial	900	15
LG	134,652	7,365
LG Chemical	15,260	2,749
LG Dacom	17,880	281
LG Electronics	84,145	7,454

12	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
LG Hausys*	1,304	$133
LG.Philips LCD	178,000	4,906
Lotte Shopping	1,790	554
MegaStudy	6,215	1,283
POSCO	12,358	5,931
Samsung Electronics	39,024	24,164
Samsung Fire & Marine
Insurance	13,839	2,404
SeAH Holdings	317	16
Shinhan Financial Group	146,060	5,722
Shinsegae	8,863	4,063
SK Holdings	55,456	4,016
SK Telecom	1,640	239
Woori Finance Holdings	222,150	2,780
Woori Investment & Securities	34,370	440
Youngone Holdings	3,524	91

		101,213

Spain — 2.9%
Abengoa	2,233	65
Abertis Infraestructuras	45,841	1,044
Acerinox	48,488	1,004
ACS Actividades Construcciones y Servicios	23,077	1,148
Banco Bilbao Vizcaya Argentaria (A)	814,896	15,348
Banco de Sabadell (A)	85,087	542
Banco Pastor	3,915	29
Banco Popular Espanol (A)	34,419	291
Banco Santander	4,786	78
Banco Santander Central Hispano	1,830,682	31,360
Bankinter	99,706	1,068
Cintra Concesiones de Infraestructuras de Transporte	27,766	301
Criteria Caixacorp (A)	60,531	309
EDP Renovaveis*	70,297	691
Financiera Alba	15,634	839
Fomento de Construcciones y Contratas	12,245	522
Gas Natural	70,246	1,457
Gestevision Telecinco	19,914	222
Grupo Ferrovial	4,011	174
Iberdrola	170,118	1,614
Inditex	21,999	1,401
Mapfre (A)	281,372	1,242
Obrascon Huarte Lain (A)	7,004	192
Red Electrica	66,961	3,659
Repsol	294,957	8,104
Sacyr Vallehermoso (A)	57,159	789
Telefonica	896,220	25,727
Zardoya Otis	9,804	205

		99,425

Sweden — 1.4%
Acando	10,251	20
Alliance Oil*	118,862	1,718
Assa Abloy, Cl B	42,804	785
Atlas Copco, Cl B	9,901	124
Atlas Copco, Cl A	14,390	204
Billerud	13,219	90
Boliden	63,000	790

Description	Shares	Market Value ($ Thousands)
Electrolux, Cl B	383,231	$9,354
Eniro	13,739	64
Getinge, Cl B	15,758	319
Hennes & Mauritz, Cl B	64,847	3,825
Husqvarna, Cl B	11,237	78
Investor, Cl B	13,457	245
Lundin Petroleum*	49,863	414
Nordea Bank	423,814	4,384
PA Resources*	45,566	170
Skandinaviska Enskilda Banken, Cl A	10,909	70
Skanska, Cl B	61,249	1,031
SKF, Cl B	39,559	654
Svenska Cellulosa, Cl B	643,559	8,840
Svenska Handelsbanken, Cl A	32,786	938
Swedbank	95,066	906
Swedish Match	98,064	2,105
Tele2, Cl B	21,424	327
Telefonaktiebolaget LM Ericsson, Cl B (A)	586,374	5,621
TeliaSonera	370,903	2,627
Trelleborg, Cl B	17,247	117
Volvo, Cl B	24,976	237
Volvo, Cl A	9,179	87

		46,144

Switzerland — 6.1%
ABB (A)	376,564	6,899
ACE	30,500	1,486
Actelion*	28,038	1,650
Adecco	52,509	2,620
Aryzta*	4,559	173
Baloise Holding	37,241	3,106
Banque Cantonale Vaudoise	2,354	938
Clariant	80,955	848
Compagnie Financiere Richemont	68,080	2,202
Credit Suisse Group	421,713	21,836
Elektrizitaets-Gesellschaft Laufenburg	83	81
Geberit	7,376	1,272
Helvetia Holding	2,150	655
Holcim*	121,360	8,737
Julius Baer Group	196,984	6,503
Julius Baer Holding	7,700	92
Kuehne + Nagel International	7,973	770
Lindt & Spruengli	408	1,167
Nestle	689,804	32,613
Nobel Biocare Holding	24,821	738
Novartis	591,497	32,836
Roche Holding	130,669	21,378
Schindler Holding	12,890	967
SGS	166	213
Sonova Holding	14,858	1,765
STMicroelectronics	64,265	516
Straumann Holding	2,426	594
Sulzer	3,147	251
Swatch Group, Cl B	14,178	3,570
Swatch Group	41,650	1,991
Swiss Life Holding	14,151	1,739
Swiss Reinsurance	13,205	628
Swisscom	17,203	6,689

13	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Syngenta	9,419	$2,498
Synthes	7,700	1,013
UBS	439,239	6,814
Valora Holding	695	183
Vontobel Holding	8,292	257
Xstrata	906,614	15,905
Zurich Financial Services	60,490	13,034

		207,227

Taiwan — 2.6%
Acer	1,459,544	3,633
Advanced Semiconductor Engineering	4,769,005	3,787
Asustek Computer	1,180,356	2,344
AU Optronics	2,236,540	2,301
Cathay Financial Holding	854,000	1,486
Cheng Loong	415,000	152
China Bills Finance*	646,000	177
Chinatrust Financial Holding	6,856,797	3,963
Chunghwa Telecom	3,164,469	5,664
Compal Electronics	1,407,050	1,867
Far Eastern Textile	1,071,720	1,252
Far EasTone Telecommunications	650,000	747
Formosa Chemicals & Fibre	189,000	390
Fubon Financial Holding	2,711,000	3,075
Gigabyte Technology	244,000	221
High Tech Computer	123,650	1,403
HON HAI Precision Industry	2,736,708	11,566
Lite-On Technology	1,062,020	1,423
MediaTek	601,616	9,479
Mega Financial Holding	616,000	348
POU Chen	1,139,750	829
Quanta Computer	844,260	1,705
Shihlin Electric & Engineering	213,000	261
Siliconware Precision Industries ADR (A)	401,700	2,699
Siliconware Precision Industries	1,178,172	1,552
Taishin Financial Holding	5,704,000	2,127
Taiwan Cooperative Bank	1,672,850	1,040
Taiwan Fertilizer	1,252,000	4,027
Taiwan Semiconductor Manufacturing ADR (A)	244,705	2,543
Taiwan Semiconductor Manufacturing	4,493,041	8,531
United Microelectronics	5,776,000	2,836
United Microelectronics ADR* (A)	653,300	2,215
Universal Scientific Industrial	454,000	284
Wistron	801,061	1,471

		87,398

Thailand — 0.7%
Advanced Info Service	599,400	1,461
Airports of Thailand	329,700	369
Bangkok Bank	866,300	2,944
Bangkok Bank NVDR	742,500	2,524
Bank of Ayudhya	1,992,500	1,193
Bumrungrad Hospital	928,400	782
Glow Energy	773,354	698
Kasikornbank	1,069,484	2,770
Krung Thai Bank	6,025,900	1,649

Description	Shares	Market Value ($ Thousands)
Krung Thai Bank NVDR	1,478,000	$405
PTT NVDR	264,000	1,779
Siam Cement	205,000	1,394
Siam City Bank	394,800	341
Siam Commercial Bank	2,086,400	5,319
Thanachart Capital	1,049,600	691
Total Access Communication	587,400	543

		24,862

Turkey — 0.9%
Akbank	135,929	706
Aksa Akrilik Kimya Sanayii*	95,863	103
Anadolu Efes Biracilik Ve Malt Sanayii	115,565	1,242
Arcelik*	553,608	1,800
Aygaz	57,143	190
Cimsa Cimento Sanayi VE Tica	259,243	1,110
Eczacibasi Ilac Sanayi	243,000	294
Ford Otomotiv Sanayi	156,929	859
Global Yatirim Holding*	51,000	23
Haci Omer Sabanci Holding	1,101,869	3,793
KOC Holding*	327,748	796
Petrol Ofisi*	101,052	350
Tekfen Holding*	261,556	689
Tupras Turkiye Petrol Rafine	219,847	3,697
Turk Hava Yollari	360,000	1,139
Turk Sise ve Cam Fabrikalari	489,752	481
Turkcell Iletisim Hizmet	692,220	4,185
Turkiye Garanti Bankasi	998,150	3,326
Turkiye Sinai Kalkinma Bankasi*	1,351,314	1,263
Turkiye Vakiflar Bankasi Tao, Cl D	3,022,924	6,029

		32,075

United Kingdom — 12.2%
3i Group*	70,046	309
Admiral Group	20,284	353
Aegis Group	263,977	468
Amec	221,192	2,880
Amlin	144,785	879
Anglo American	264,324	11,291
Antofagasta	360,695	5,330
Arriva	1,032	8
Associated British Foods	100,196	1,325
AstraZeneca	661,895	29,513
Autonomy*	104,154	2,436
Aviva	1,029,675	6,259
Avocet Mining*	97,930	153
Babcock International Group	95,349	974
BAE Systems	135,701	731
Balfour Beatty	98,835	414
Barclays	2,719,804	13,049
Barratt Developments	4,301	8
Berkeley Group Holdings*	35,400	505
BG Group	632,356	11,447
BHP Billiton	610,525	18,611
BP	4,856,780	45,798
British Airways	47,202	151
British American Tobacco	559,766	16,967
British Sky Broadcasting Group	66,200	575
BT Group, Cl A (D)	719,155	1,655
Bunzl	8,845	91

14	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Burberry Group	104,633	$979
Cadbury	158,184	2,092
Cape*	138,165	517
Carnival	52,905	1,769
Catlin Group	192,628	971
Centrica	1,336,000	5,582
Charter International	63,044	749
Close Brothers Group	12,966	146
Compass Group	15,896	112
Dairy Crest Group	27,800	171
Delta	27,337	62
Diageo	323,010	5,434
Dimension Data Holdings	347,332	422
DS Smith	173,654	318
easyJet*	655,305	3,947
Eurasian Natural Resources	142,401	2,013
Firstgroup	252,582	1,622
Fresnillo	106,028	1,467
GlaxoSmithKline	905,580	18,681
Group 4 Securicor	39,080	157
Hammerson‡	34,601	228
Hamworthy	22,253	99
Healthcare Locums	55,412	245
Home Retail Group	419,541	2,025
HSBC Holdings	2,893,887	33,577
ICAP	150,542	1,068
Imperial Tobacco Group	191,777	5,564
Inchcape	4,168,132	1,901
Intercontinental Hotels Group	62,347	861
Invensys	383,251	1,761
Investec	577,970	4,128
ITV	887,326	758
Johnson Matthey	1,523	37
Kazakhmys	142,411	2,882
Kingfisher	1,416,593	5,514
Land Securities Group‡	8,521	92
Legal & General Group	3,605,133	4,576
Lloyds Banking Group	710,713	643
LogicaCMG	332,842	641
London Stock Exchange Group	25,749	318
Man Group	38,420	201
Marks & Spencer Group	403,691	2,557
Meggitt	112,394	441
Millennium & Copthorne Hotels	74,000	423
Mondi	29,765	162
National Express Group	89,178	245
National Grid	391,761	4,246
Next	121,359	3,935
Old Mutual	3,359,249	6,257
Pearson	118,325	1,610
Persimmon	369,456	2,508
Petrofac	162,190	2,590
Prudential	363,886	3,735
Reckitt Benckiser Group	167,721	8,533
Rexam	877,088	3,993
Rio Tinto	237,535	12,038
Rolls-Royce Group	823,422	6,412
Royal & Sun Alliance Insurance Group	602,890	1,156
Royal Bank of Scotland Group	942,138	513
SABMiller	168,873	4,905
Sage Group	1,102,721	3,860

Description	Shares	Market Value ($ Thousands)
Schroders	62,930	$1,187
Scottish & Southern Energy	42,753	784
Segro‡	27,356	146
Serco Group	122,618	1,041
Severn Trent	27,806	479
Shire	164,661	3,202
Smith & Nephew	7,531	71
Standard Chartered	558,233	13,595
Standard Life	512,000	1,749
Taylor Woodrow	1,369,786	798
Tesco	749,784	5,205
Thomas Cook Group	116,000	404
Tomkins	396,333	1,118
Travis Perkins	136,434	1,697
Tullett Prebon	191,155	1,001
Tullow Oil	86,717	1,756
Unilever	80,178	2,347
Vedanta Resources	22,584	854
Vodafone Group	5,997,391	13,494
Whitbread	16,566	349
WM Morrison Supermarkets	547,588	2,474
WPP	492,485	4,591

		414,971

United States — 0.5%
A. Schulman	3,700	60
Capital One Financial	59,800	2,294
Clearwater Paper*	5,300	260
Computer Sciences*	9,500	526
ConocoPhillips	86,500	4,478
Dollar Thrifty Automotive Group* (A)	6,300	116
Evraz Group GDR	63,517	1,715
EW Scripps, Cl A*	8,500	54
Gannett	145,100	1,435
Gerdau Ameristeel	15,900	131
IAC*	12,900	251
International Business Machines	6,700	846
KapStone Paper and Packaging*	8,800	63
MeadWestvaco	8,600	235
New York Times, Cl A	8,300	70
Omnova Solutions*	37,500	248
PolyOne*	10,800	78
Spartech	10,300	112
Thomson Reuters (CAD)	119,323	3,781
Unisys*	23,540	756

		17,508

Total Common Stock (Cost $2,673,991) ($ Thousands)		3,114,695

PREFERRED STOCK — 1.9%

Brazil — 1.7%
Banco Bradesco	323,300	6,756
Banco Daycoval	41,800	209
Bombril*	19,500	87
Centrais Eletricas Brasileiras, Cl B	82,000	1,186

15	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Cia Energetica de Minas Gerais	64,500	$1,111
Cia Paranaense de Energia	97,000	1,879
Cia Vale do Rio Doce, Cl A	362,400	8,791
Construtora Sultepa	3,000	10
Gerdau	114,147	1,771
Investimentos Itau	5,700	36
Itau Unibanco Holding	264,872	5,755
Marcopolo	278,700	1,013
NET Servicos de Comunicacao*	259,600	3,591
Parana Banco	28,400	161
Petroleo Brasileiro	838,500	18,625
Randon Participacoes	89,000	763
Tekno Industria e Comercio	434	21
Telecomunicacoes de Sao Paulo	52,600	1,299
Telemar Norte Leste	15,700	577
Tim Participacoes	451,500	1,202
Universo Online	31,300	168
Usinas Siderurgicas de Minas Gerais, Cl A	7,100	208
Vivo Participacoes	58,300	1,753

		56,972

France — 0.0%
Bureau Veritas	11,204	560

Germany — 0.2%
Bayerische Motoren Werke	17,850	588
Draegerwerk	3,838	161
Henkel	12,548	632
KSB	304	176
Porsche Automobil Holding	8,187	571
ProSiebenSat.1 Media	110,477	1,433
RWE	11,977	1,010
Volkswagen	15,747	1,336

		5,907

Total Preferred Stock (Cost $42,433) ($ Thousands)		63,439

MORTGAGE-BACKED SECURITIES — 0.9%

Agency Mortgage-Backed Obligations — 0.2%
FHLMC ARM (E)
5.830%, 03/01/36	697	729
5.262%, 10/01/35	565	591
4.778%, 06/01/35	630	652
FHLMC CMO, Ser 3335, Cl BF
0.389%, 07/15/19 (E)	378	372
FHLMC CMO, Ser 3336, Cl FA
0.469%, 02/15/19 (E)	852	850
FNMA
6.000%, 07/01/37	630	676
FNMA ARM (E)
5.118%, 10/01/35	908	950
4.496%, 05/01/35	650	678

		5,498

Non-Agency Mortgage-Backed Obligations — 0.7%
Adjustable Rate Mortgage Trust, Ser 2005-5, Cl 1A1
3.382%, 09/25/35 (E)	724	539
Banc of America Commercial Mortgage, Cl A2
4.764%, 07/10/45	560	562

Description	Shares	Market Value ($ Thousands)
Banc of America Commercial Mortgage, Ser 2008-5, Cl A1
5.185%, 09/10/47	$365	$371
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	590	576
Banc of America Funding, Ser 2006-A, Cl 2A2
4.666%, 02/20/36 (E)	118	27
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.686%, 12/25/33 (E)	239	229
BCAP LLC Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	600	600
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
4.593%, 02/25/37 (E)	550	506
Citigroup Mortgage Loan Trust, Ser 2007-AR5, Cl 1A2A
5.598%, 04/25/37 (E)	1,980	1,080
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	250	250
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	759	759
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-13, Cl 2A17
5.750%, 08/25/34	284	284
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-22, Cl A1
3.510%, 11/25/34 (E)	405	327
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	486	500
Credit Suisse First Boston Mortgage Securities, Ser 2003-C3
3.382%, 05/15/38	177	177
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl A2
4.512%, 07/15/37	690	690
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl A2
5.017%, 08/15/38	470	473
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A2
4.609%, 02/15/38	305	306
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2006-AB3, Cl A1
6.250%, 07/25/36 (E)	390	288

16	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	$204	$206
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	681	697
First Horizon Asset Securities, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	981	969
First Horizon Asset Securities, Ser 2006-AR3, Cl 1A1
5.640%, 11/25/36 (E)	979	743
First Union National Bank Commercial Mortgage, Ser 2000-C1, Cl A2
7.841%, 05/17/32	68	69
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	410	420
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	700	697
GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	451	445
Indymac Index Mortgage Loan Trust, Ser 2004-AR6, Cl 1A
3.624%, 10/25/34 (E)	66	43
JPMorgan Chase Commercial Mortgage Securities, Ser 2000-C10, Cl A2
7.371%, 08/15/32 (E)	219	220
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.816%, 12/25/34 (E)	278	272
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	184	187
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	421	434
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16	460	483
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (E)	505	509
Master Adjustable Rate Mortgages Trust, Ser 2004-6, Cl 2A1
4.134%, 07/25/34 (E)	537	445
Master Adjustable Rate Mortgages Trust, Ser 2005-2, Cl 3A1
4.020%, 03/25/35 (E)	666	390
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	406	404
Merrill Lynch Mortgage Trust, Ser 2006-1, Cl 1A
3.941%, 02/25/36 (E)	953	694

Description	Shares	Market Value ($ Thousands)
Morgan Stanley Capital I, Ser 2005-HQ5, Cl A2
4.809%, 01/14/42	$112	$113
Nomura Asset Acceptance, Ser 2004-R1, Cl A1
6.500%, 03/25/34	254	246
Nomura Asset Acceptance, Ser 2004-R2, Cl A1
6.500%, 10/25/34 (E)	290	272
PNC Mortgage Acceptance, Ser 2000-C1, Cl A2
7.610%, 03/15/33	117	117
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	334	343
Residential Asset Securitization Trust, Ser 2003-A1, Cl A2
0.736%, 03/25/33 (E)	222	200
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 3A1
3.527%, 12/25/34 (E)	857	681
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A11
6.000%, 06/25/36	479	468
Residential Funding Mortgage Securities I, Ser 2006-S5, Cl A4
5.500%, 03/25/34	915	917
Salomon Brothers Mortgage Securities VII, Ser 2000-C1, Cl A2
7.520%, 02/18/32 (E)	7	7
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-9, Cl 2A1
5.890%, 10/25/47 (E)	1,561	899
Structured Asset Securities, Ser 2006-NC1, Cl A4
0.386%, 05/25/36 (E)	300	117
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.356%, 09/25/46 (E)	1,510	1,381
Wachovia Bank Commercial Mortgage Trust, Ser 2005- C17, Cl A2
4.782%, 03/15/42	452	453
WaMu Mortgage Pass Through Certificates, Ser 2004-AR9, Cl A6
2.950%, 08/25/34 (E)	116	113
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	396	396
Washington Mutual Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	471	470

17	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A5
3.219%, 08/25/34 (E)	$78	$76
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.668%, 07/25/34 (E)	47	17
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A13
0.686%, 06/25/34 (E)	243	232

		24,389

Total Mortgage-Backed Securities (Cost $33,226) ($ Thousands)		29,887

ASSET-BACKED SECURITIES — 0.8%

Automotive — 0.1%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	150	151
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13	765	777
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.389%, 09/15/14 (F)	355	355
BMW Vehicle Lease Trust, Cl A2
2.040%, 04/15/11	655	659
Citifinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12	610	611
Honda Auto Receivables Owner Trust, Ser 2008-1, Cl A3
4.470%, 01/18/12	375	382
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	685	690
Honda Auto Receivables Owner Trust, Ser 2009-S1, Cl A3
2.310%, 05/15/13	370	377
Mercedes-Benz Auto Receivables Trust, Ser 2009- 1, Cl A3
1.670%, 01/15/14	295	297
Nissan Auto Lease Trust, Cl A2
2.010%, 04/15/11	540	544
USAA Auto Owner Trust, Ser 2009-I, Cl A2
2.640%, 08/15/11	950	957
Volkswagen Auto Lease Trust, Cl A2
2.870%, 07/15/11	625	631

		6,431

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2003-3, Cl A
1.589%, 12/15/14 (E)	2,195	2,238

Description	Shares	Market Value ($ Thousands)
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.269%, 11/15/13 (E)	$460	$453
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	655	686
Capital One Multi-Asset Execution Trust, Ser 2009-A1, Cl A1
1.339%, 04/15/13 (E)	400	401
Chase Issuance Trust, Ser 2007- A10
0.279%, 06/16/14 (E)	650	640
Chase Issuance Trust, Ser 2009- A4, Cl A6
1.089%, 07/16/12 (E)	1,050	1,053
Chase Issuance Trust, Ser 2009- A6, Cl A4
0.989%, 06/15/12 (E)	850	852
Citibank Credit Card Issuance Trust, Ser 2005-A7, Cl A7
4.750%, 10/22/12	205	211
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.587%, 08/20/14 (E)	630	620
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.989%, 03/17/14 (E)	425	433
Citibank Credit Card Issuance Trust, Ser 2009-A7, Cl A7
0.352%, 11/25/13 (E)	865	854
MBNA Credit Card Master Note Trust, Ser 2003-A4, Cl A4
0.459%, 09/17/12 (E)	1,520	1,518
MBNA Credit Card Master Note Trust, Ser 2003-A8
0.429%, 12/17/12 (E)	1,050	1,046

		11,005

Mortgage Related Securities — 0.3%
ACE Securities, Ser 2003-NC1, Cl M
1.406%, 07/25/33 (E)	650	420
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	323	319
Citicorp Residential Mortgage Securities, Ser 2006-2, Cl A4
5.775%, 09/25/36	920	867
Citigroup Mortgage Loan Trust, Ser 2007-AMC2, Cl A3A
0.316%, 01/25/37 (E)	669	386
CNH Equipment Trust, Ser 2009-A, Cl A2
4.060%, 10/17/11	281	284
CNH Equipment Trust, Ser 2009-B, Cl A2
2.400%, 05/16/11	260	260
Credit Suisse Asset-Backed Mortgage Backed Trust, Ser 2007-1, Cl 1A1A
5.898%, 05/25/37 (E)	2,156	1,375

18	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
GSAMP Trust, Ser 2005-HE3, Cl M1
0.706%, 06/25/35 (E)	$213	$204
First Franklin Mortgage Loan Asset Backed Certificates, Ser 2005-FF9, Cl A3
0.516%, 10/25/35 (E)	534	488
Home Equity Asset Trust, Ser 2006-5, Cl 2A3
0.386%, 10/25/36 (E)	250	80
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.936%, 10/25/37 (E)	436	420
Merrill Lynch Mortgage Investors, Ser 2003-HE1, Cl M2
1.886%, 07/25/34 (E)	47	11
Morgan Stanley ABS Capital I, Ser 2003-NC10, Cl M1
1.256%, 10/25/33 (E)	543	361
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.556%, 11/25/35 (E)	1,600	1,261
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.331%, 12/25/33 (E)	54	31
Resmae Mortgage Loan Trust, Ser 2006-1, Cl A2B
0.386%, 02/25/36 (E)	642	254
Structured Asset Securities, Ser 2007-BC1, Cl A4
0.366%, 02/25/37 (E)	1,350	302
Structured Asset Securities, Ser 2007-GEL2, Cl A1
0.386%, 05/25/37 (E)	1,776	1,424
Terwin Mortgage Trust, Ser 2006-6, Cl 2A1
4.500%, 06/25/36	207	20

		8,767

Total Asset-Backed Securities (Cost $29,828) ($ Thousands)		26,203

	Number Of Warrants
WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	229,372	46

Italy — 0.0%
Mediobanca, Expires 2011	105,830	—
Unione di Banche Italiane SCPA, Expires 2011 *	51,612	4

		4

Total Warrants (Cost $0) ($ Thousands)		50

Description	Shares	Market Value ($ Thousands)
	Number Of Rights
RIGHTS — 0.0%

Australia — 0.0%
CSR, Expires 12/07/09	7,767	$—
ING Industrial Fund , Expires 12/14/09	412,780	—

		—

Belgium — 0.0%
Fortis, Expires 07/01/14 (A)(G)(H)(I)	261,082	—

Germany — 0.0%
Kali und Salz, Expires 12/14/09	41,355	138

Italy — 0.0%
Piccolo Credito Valtellinese, Expires 01/02/10	6,212	2

Netherlands — 0.0%
ING Group, Expires 12/17/09	368,935	914

Norway — 0.0%
DnB, Expires 12/14/09	137,539	388

Spain — 0.0%
Mapfre , Expires 12/04/09	227,100	3
Obrascon Huarte Lain, Expires 12/15/09	7,004	14

		17

United Kingdom — 0.0%
Lloyds Banking Group, Expires 12/15/09	952,356	278
National Express Group, Expires 12/16/09	208,082	215

		493

Total Rights (Cost $1,580) ($ Thousands)		1,952

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Shinsei Finance Cayman
6.418%, 01/29/49 (E)	545	316

Total Corporate Obligation (Cost $545) ($ Thousands)		316

19	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 4.8%
SEI Liquidity Fund, L.P.,
0.320% * * † (F)	164,829,238	$162,670

Total Affiliated Partnership (Cost $164,829) ($ Thousands)		162,670

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bills (C)(D)
0.161%, 12/03/09	18,000	18,000
0.285%, 12/17/09	1,315	1,315
0.195%, 01/07/10	3,100	3,100
0.010%, 02/25/10	5,000	4,999

		27,414

Total U.S. Treasury Obligations (Cost $27,414) ($ Thousands)		27,414

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.130% * * †	68,711	68,711

Total Cash Equivalent (Cost $68,711) ($ Thousands)		68,711

Total Investments — 102.8% (Cost $3,042,557)($ Thousands)		$3,495,337

20	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

A summary of outstanding swap agreements held by the Fund at November 30, 2009, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR	Price Return	01/13/10	35,849	$(81)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	1-Month LIBOR	Price Return	08/03/10	17,365	617

						$536

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	784	Dec-2009	$432
E-Mini MSCI EAFE	28	Dec-2009	45
E-Mini MSCI Emerging Markets	351	Dec-2009	1,309
FTSE 100 Index	227	Dec-2009	678
Hang Seng Index	15	Dec-2009	(2)
Nikkei 225 Index	53	Dec-2009	(279)
S&P/TSE 60 Index	111	Dec-2009	416
SPI 200 Index	89	Dec-2009	237
Topix Index	234	Dec-2009	(890)

			$1,946

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at November 30, 2009, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
12/3/09	USD	5,607	CAD	5,910	$(1)
1/25/10	AUD	11,589	USD	10,386	(161)
1/25/10	USD	10,646	AUD	11,589	(100)

					$(262)

Percentages are based on a Net Assets of $3,401,044 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of November 30, 2009.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trusts

(A)	This security or a partial position of this security is on loan at November 30, 2009. (See Note 11) The total value of securities on loan at November 30, 2009 was $154,501 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(E)	Variable Rate Security - The rate reported is the rate in effect as of November 30, 2009. The date reported is the final maturity date.

21	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

World Equity Ex-US Fund

November 30, 2009

(F)	This security was purchased with cash collateral held from securities on loan (See Note 11). The total value of such securities as of November 30, 2009 was $160,170 ($ Thousands).

(G)	Security considered restricted. The total value of such security as of November 30, 2009 was $0 and represented 0.00% of net assets.

(H)	Security considered illiquid. The total value of such security as of November 30, 2009 was $0 and represented 0.00% of net assets.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such security as of November 30, 2009 was $0 and represented 0.00% of net assets.

ABS — Asset-Backed Security

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

LLC — Limited Liability Company

L.P. — Limited Partnership

MSCI EAFE — Morgan Stanley Capital International Europe, Australia, and the Far East

NVDR — Non-Voting Depositary Receipt

S&P — Standard & Poor’s

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TSE — Toronto Stock Exchange

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

22	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%

Argentina — 0.0%
Tenaris	1,369	$27

Australia — 4.4%
AMP	7,756	44
ASX	600	18
Austal	3,354	7
Australia & New Zealand Banking Group	13,948	283
BGP Holdings*	4,500	—
BHP Billiton	5,300	200
Biota Holdings	1,000	3
BlueScope Steel	35,723	89
CFS Retail Property Trust‡	1,900	3
Coca-Cola Amatil	5,559	54
Commonwealth Bank of Australia	6,169	298
Computershare	4,263	42
Crown	800	6
David Jones	2,400	13
Dexus Property Group‡	3,700	3
Downer EDI	13,700	107
Energy Developments	3,321	8
Goodman Fielder	8,600	12
GPT Group‡	4,500	2
Harvey Norman Holdings	16,037	63
Incitec Pivot	3,000	8
Insurance Australia Group	5,900	21
JB Hi-Fi	2,050	44
Kingsgate Consolidated	500	4
Leighton Holdings	1,562	51
Lend Lease	4,777	40
Macquarie Group	200	9
Macquarie Infrastructure Group	51,043	61
Metcash	2,000	9
National Australia Bank	7,134	187
Newcrest Mining	1,000	34
Orica	2,588	59
Origin Energy	2,245	32
Primary Health Care	1,000	5
Qantas Airways	9,506	23
QBE Insurance Group	300	6
Rio Tinto	5,035	330
Straits Resources	22,787	34
Suncorp-Metway	5,000	40
Super Cheap Auto Group	600	3
TABCORP Holdings	1,996	13
Tatts Group	11,806	26
Telstra	13,700	43
United Group	700	8
Wesfarmers	9,180	250
Westfield Group‡	7,826	87
Westpac Banking	9,093	201
Woodside Petroleum	1,288	58
Woolworths	12,774	328

		3,269

Austria — 0.2%
Erste Group Bank	1,539	63
OMV	1,451	61

Description	Shares	Market Value ($ Thousands)
Strabag	1,067	$33

		157

Belgium — 1.0%
Belgacom	144	5
Delhaize Group	1,200	91
Dexia	8,716	66
Groupe Bruxelles Lambert	224	20
InBev	7,418	370
Solvay	511	54
Telenet Group Holding	1,528	42
UCB	640	29
Umicore	1,800	61

		738

Brazil — 1.2%
Abyara Planejamento Imobiliario*	2,300	6
Banco Bradesco ADR	8,900	189
Banco do Brasil	6,100	108
Banestes Banco do Estado do Espirito Santo	3,400	14
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	90
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	2,500	43
Cia Siderurgica Nacional	400	13
Cyrela Brazil Realty	5,400	76
EDP-Energias do Brasil	3,900	69
Empresa Brasileira de Aeronautica*	15,200	76
Eternit	1,500	7
Ez Tec Empreendimentos e Participacoes	3,200	15
Grendene	6,300	32
M Dias Branco	2,100	47
Redecard	3,500	54
Souza Cruz	2,100	73

		912

Canada — 7.2%
Aastra Technologies	200	6
Agrium	100	6
Alimentation Couche Tard, Cl B	2,700	56
AltaGas Income Trust	800	14
Astral Media, Cl A	400	12
Atco	500	21
Bank of Montreal	4,400	224
Bank of Nova Scotia	4,000	184
Barrick Gold	4,200	179
Baytex Energy Trust	3,200	82
BCE	1,400	37
Bombardier, Cl B	33,200	141
Brookfield Asset Management, Cl A	4,100	86
Cameco	500	14
Canadian Imperial Bank of Commerce	300	20
Canadian National Railway	2,900	152
Canadian Natural Resources	3,900	261
Canadian Oil Sands Trust	2,800	78
Canadian Tire, Cl A	600	31
Canadian Utilities	500	20

1	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Celestica*	1,700	$14
CGI Group, Cl A*	9,200	114
Dundee, Cl A*	400	5
Enbridge	4,600	196
EnCana	9,419	506
First Quantum Minerals	1,100	86
George Weston	500	29
Gildan Activewear*	2,400	46
Goldcorp	6,420	270
Husky Energy	4,300	113
IAMGOLD	6,938	131
Imperial Oil	200	8
Industrial Alliance Insurance & Financial Services	200	6
Inmet Mining	900	54
Linamar	600	8
Magna International, Cl A	930	44
Manulife Financial	800	14
Maple Leaf Foods	1,100	12
Metro, Cl A	1,200	41
National Bank of Canada	2,800	168
Nexen	8,507	200
Pacific Rubiales Energy*	7,600	111
Penn West Energy Trust	2,170	38
Potash Saskatchewan	400	45
Power Financial	620	16
Provident Energy Trust	2,900	19
Quebecor, Cl B	700	17
Research In Motion*	700	41
Rogers Communications, Cl B	300	9
Royal Bank of Canada	7,200	388
Sherritt International	3,300	21
Sierra Wireless*	600	5
Sino-Forest, Cl A*	4,400	77
Sun Life Financial	2,100	58
Suncor Energy	4,732	170
Talisman Energy	6,800	117
Teck Cominco, Cl B*	6,400	222
Toronto-Dominion Bank	3,370	212
TransCanada	400	13
Transcontinental, Cl A	700	8
West Fraser Timber	400	12
Yamana Gold	5,500	73
Yellow Pages Income Fund	4,000	20

		5,381

Chile — 0.3%
Banco de Chile ADR	187	10
Cia Cervecerias Unidas ADR	1,400	51
CorpBanca ADR	803	29
Enersis ADR	5,000	96
Sociedad Quimica y Minera de Chile ADR	1,700	64

		250

China — 3.2%
Anhui Conch Cement, Cl H	16,000	95
Bank of China	457,000	258
Bank of Communications, Cl H	88,000	105
Baoye Group, Cl H	16,000	12
China BlueChemical	52,000	28
China Citic Bank	46,000	38

Description	Shares	Market Value ($ Thousands)
China Coal Energy	60,000	$102
China Communications Services, Cl H	54,000	28
China Construction Bank, Cl H	280,000	249
China Life Insurance, Cl H	35,000	175
China Shenhua Energy	27,000	132
China Telecom, Cl H	236,000	104
China Vanke, Cl B	26,100	33
Chongqing Changan Automobile, Cl B	65,800	65
First Tractor, Cl H	22,000	11
Fosun International	87,000	63
Great Wall Motor, Cl H	26,000	31
Great Wall Technology, Cl H	32,000	12
Industrial & Commercial Bank of China	571,000	483
Jiangling Motors, Cl B	34,800	59
Perfect World ADR*	880	39
Qingling Motors, Cl H	60,000	17
Shandong Chenming Paper Holdings, Cl B	68,700	51
Shanghai Mechanical and Electrical Industry, Cl B	34,500	42
Shenzhou International Group Holdings	13,000	15
Sichuan Expressway, Cl H	54,000	28
Times	23,000	16
Yanzhou Coal Mining, Cl H	30,000	60

		2,351

Colombia — 0.1%
BanColombia ADR	1,669	72

Czech Republic — 0.1%
CEZ	2,400	120

Denmark — 0.5%
A P Moeller-Maersk, Cl B	3	21
Carlsberg, Cl B	1,957	140
Coloplast, Cl B	150	14
Danske Bank	3,509	76
H Lundbeck	226	4
Novo-Nordisk, Cl B	1,232	83
Sydbank	1,150	27
Topdanmark*	180	26
William Demant Holding*	180	13

		404

Egypt — 0.2%
Orascom Telecom Holding	12,000	56
Talaat Moustafa Group*	34,000	37
Telecom Egypt	22,000	65

		158

Finland — 0.6%
Fortum	1,388	35
Kone, Cl B	3,841	155
Metso	1,729	55
Sampo, Cl A	4,918	117

2	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Stora Enso, Cl R	4,140	$32
UPM-Kymmene	2,177	28

		422

France — 4.8%
Air France-KLM	1,094	17
Air Liquide	102	12
Arkema	885	33
Atos Origin	1,056	46
AXA	5,305	126
BNP Paribas	464	38
Bouygues	3,971	198
Capital Gemini	1,704	79
Christian Dior	800	81
Cie de Saint-Gobain	621	34
CNP Assurances	1,723	184
Compagnie Generale des Etablissements Michelin, Cl B	837	63
Credit Agricole	1,645	34
Electricite de France	1,051	61
Eutelsat Communications	1,740	57
France Telecom	12,024	313
Gaz de France	2,237	93
Gecina‡	546	60
Legrand	1,029	28
LVMH Moet Hennessy Louis Vuitton	101	11
M6-Metropole Television	1,447	37
Natixis	7,385	39
Neopost	126	11
Nexity	646	22
Peugeot	750	27
PPR	1,866	226
Publicis Groupe	3,093	119
Safran	1,824	31
Sanofi-Aventis	8,882	671
SCOR	1,010	25
SES Global	1,405	30
Societe BIC	219	15
Societe de la Tour Eiffel‡	272	20
Societe Des Autoroutes Paris- Rhin-Rhone	788	66
Societe Generale	2,677	188
Societe Television Francaise 1	3,236	58
Unibail-Rodamco‡	656	148
Valeo	2,352	67
Vallourec	93	16
Vinci	2,876	159
Vivendi	2,129	61
Zodiac Aerospace	60	2

		3,606

Germany — 4.1%
Aixtron	3,120	112
Allianz	2,197	270
BASF	7,129	430
Bayer	699	54
Bayerische Motoren Werke	5,891	278
Bilfinger Berger	235	17
DaimlerChrysler	1,200	61
Deutsche Bank	4,385	316
Deutsche Post	13,160	246

Description	Shares	Market Value ($ Thousands)
Deutsche Telekom	1,022	$15
E.ON	11,243	445
GAGFAH	4,000	36
Hannover Rueckversicherung	2,694	128
Henkel	609	26
Hochtief	1,199	94
Infineon Technologies*	17,995	86
Lanxess	263	10
Metro	948	60
MTU Aero Engines Holding	102	5
Muenchener Rueckversicherungs	356	56
SAP	1,269	61
Suedzucker	637	14
TUI	1,912	15
United Internet	2,766	37
Volkswagen	121	15
Wacker Chemie	1,030	170

		3,057

Greece — 0.6%
Alpha Bank	4,866	67
Coca Cola Hellenic Bottling	2,106	47
Hellenic Petroleum	6,176	72
National Bank of Greece	5,270	155
OPAP	1,197	29
Public Power	4,920	99

		469

Hong Kong — 3.3%
ASM Pacific Technology	1,400	12
Beijing Enterprises Holdings	14,000	95
BOC Hong Kong Holdings	36,500	84
Cathay Pacific Airways	8,000	14
Chaoda Modern Agriculture	62,000	55
Cheung Kong Holdings	4,000	50
Cheung Kong Infrastructure Holdings	3,000	11
China Mobile	21,500	201
China Overseas Land & Investment	68,000	146
Chinese Estates Holdings	8,000	14
CLP Holdings	500	3
CNOOC	65,500	101
Dairy Farm International Holdings	1,800	11
Esprit Holdings	3,000	20
First Pacific	16,000	9
Genting Singapore*	124,000	96
Guangdong Investment	76,000	42
Guoco Group	2,000	23
Hang Lung Properties	22,000	80
Hang Seng Bank	4,200	62
Henderson Land Development	3,000	21
Hengan International Group	7,000	50
HKR International	6,400	3
Hong Kong Exchanges and Clearing	3,300	59
HongKong Electric Holdings	1,000	6
Hongkong Land Holdings	9,000	45
Hopewell Holdings	5,500	17
Hutchison Whampoa	20,000	135
Hysan Development	5,000	14
Jardine Matheson Holdings	400	12

3	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Jardine Strategic Holdings	1,000	$17
Kerry Properties	1,000	5
Kingboard Laminates Holdings	9,000	5
Li & Fung	12,000	48
Link REIT‡	2,000	5
New World Development	22,000	45
Noble Group	55,000	123
Pacific Basin Shipping	77,000	58
Pacific Century Premium Developments	13,000	4
Road King Infrastructure	4,000	3
Shanghai Industrial Holdings	14,000	70
Sino Land	4,000	8
Sun Hung Kai Properties	18,000	267
Swire Pacific, Cl A	3,000	34
Television Broadcasts	2,000	9
Texwinca Holdings	2,000	2
VTech Holdings	3,000	29
Wharf Holdings	15,000	81
Wheelock	17,000	55
Yue Yuen Industrial Holdings	4,000	12

		2,371

Hungary — 0.2%
Magyar Telekom
Telecommunications	14,000	56
MOL Hungarian Oil and Gas	1,000	88

		144

India — 2.2%
HDFC Bank ADR	3,471	467
Infosys Technologies ADR	13,222	674
ITC*	26,822	149
Larsen & Toubro GDR	7,628	267
Sterlite Industries India ADR	5,520	101

		1,658

Indonesia — 0.6%
Adaro Energy*	76,000	14
Astra International	49,500	169
Bank Mandiri	173,000	82
Bank Negara Indonesia Persero	81,000	17
Bank Rakyat Indonesia	92,000	72
United Tractors	40,000	63

		417

Ireland — 0.1%
DCC	395	11
Experian	4,661	44
Irish Life & Permanent	3,589	17

		72

Israel — 1.0%
Bezeq Israeli Telecommunication	10,000	23
Check Point Software
Technologies*	2,040	64
Delek Group	100	18
Discount Investment	2,000	45
First International Bank of Israel*	2,000	32
Israel Land Development	5,000	22
Koor Industries	1,600	44

Description	Shares	Market Value ($ Thousands)
Teva Pharmaceutical Industries	4,646	$249
Teva Pharmaceutical Industries ADR	3,560	188
Union Bank of Israel*	18,000	82

		767

Italy — 2.0%
ACEA	2,697	31
Atlantia	3,564	92
Autogrill	1,305	16
Banca Intesa	48,413	210
Banca Intesa RNC	11,927	39
Banca Popolare di Milano	3,717	29
Banco Popolare Scarl	4,593	38
Benetton Group	3,132	29
CIR-Compagnie Industriali Riunite	7,958	19
Edison	4,712	7
Enel	48,532	290
Fiat	5,922	87
Fondiaria-Sai	459	8
Milano Assicurazioni	4,714	14
Piccolo Credito Valtellinese	1,856	16
Pirelli	22,605	14
Prysmian	8,220	138
Snam Rete Gas	3,239	16
Telecom Italia	155,737	241
Terna Rete Elettrica Nazionale	8,007	33
UniCredito Italiano	19,656	67
Unipol Gruppo Finanziario	16,000	22

		1,456

Japan — 13.3%
77 Bank	2,000	12
Aeon	3,200	26
Aisin Seiki	2,900	70
Ajinomoto	3,000	28
Alfresa Holdings	300	13
Alpen	300	5
Alps Electric	4,900	28
Amada	2,000	12
AOKI Holdings	300	3
Aoyama Trading	300	4
Asahi Breweries	1,800	32
Asahi Glass	31,000	272
Asahi Kasei	3,000	15
Astellas Pharma	1,500	56
Bank of Kyoto	1,000	9
Bank of Nagoya	2,000	8
Bank of Yokohama	14,000	68
Bridgestone	2,500	40
Brother Industries	500	5
Canon	9,000	348
Canon Finetech	300	4
Casio Computer	1,300	9
Central Japan Railway	3	22
Chiba Bank	15,000	99
Chiba Kogyo Bank*	300	2
Chugai Pharmaceutical	2,200	42
Circle K Sunkus	400	5
Coca-Cola Central Japan	300	4
Create SD Holdings	100	2
Dai Nippon Printing	6,000	74

4	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Daicel Chemical Industries	9,000	$54
Daiichikosho	300	4
Dainippon Screen Manufacturing	10,000	36
Dainippon Sumitomo Pharma	1,600	16
Daishi Bank	3,000	11
Daiwa Securities Group	21,000	113
DCM Japan Holdings	100	1
Denki Kagaku Kogyo	8,000	34
Denso	7,200	202
Dentsu	700	15
eAccess	1	1
East Japan Railway	100	7
Electric Power Development	800	25
Elpida Memory*	2,900	36
FamilyMart	400	13
Fast Retailing	500	91
Fuji Heavy Industries	5,000	20
FUJIFILM Holdings	5,300	145
Fujikura	1,000	5
Fujitsu	18,000	107
Fukuoka Financial Group	16,000	58
Gunma Bank	3,000	18
Hakuhodo DY Holdings	170	8
Higashi-Nippon Bank	2,000	4
HI-LEX	200	2
Hitachi	17,000	46
Hokuhoku Financial Group	27,000	63
Honda Motor	14,235	446
Hosiden	400	4
House Foods	500	8
Hoya	2,200	56
Ibiden	4,100	139
Idemitsu Kosan	1,000	62
IHI	5,000	8
Inpex	18	141
Isetan Mitsukoshi Holdings	2,200	19
IT Holdings	400	5
Itochu Enex	600	3
Itochu Techno-Solutions	200	6
Itochu-Shokuhin	200	7
Izumiya	1,000	4
Japan Radio	10,000	17
Japan Tobacco	22	65
JFE Holdings	10,200	336
JFE Shoji Holdings	1,000	3
JS Group	1,300	21
JSR	1,700	33
Kamigumi	4,000	32
Kaneka	5,000	33
Kansai Electric Power	1,200	30
KDDI	20	108
Kikkoman	1,000	12
Kirin Holdings	10,000	164
Kohnan Shoji	200	2
Komatsu	1,400	28
Konica Minolta Holdings	3,000	28
Kubota	7,000	62
Kuraray	3,000	36
Kyocera	200	16
Kyoei Steel	300	6
Kyorin	1,000	16
Maeda	2,000	5

Description	Shares	Market Value ($ Thousands)
Maeda Road Construction	2,000	$16
Makino Milling Machine	1,000	3
Makita	1,700	58
Marubeni	2,000	11
Marui Group	1,400	8
Maruichi Steel Tube	900	17
Maxvalu Nishinihon	200	3
Mazda Motor	8,000	17
Millea Holdings	3,000	87
Mitsubishi	20,800	471
Mitsubishi Chemical Holdings	6,000	22
Mitsubishi Electric	13,000	92
Mitsubishi Heavy Industries	3,000	10
Mitsubishi Materials	1,000	2
Mitsubishi UFJ Financial Group	1,700	9
Mitsubishi UFJ Lease & Finance	900	27
Mitsui	1,100	15
Mitsui Engineering & Shipbuilding	5,000	12
Mitsui Home	1,000	5
Mitsui Sumitomo Insurance Group Holdings	1,300	34
Mizuho Securities	7,000	23
Morinaga Milk Industry	2,000	9
Murata Manufacturing	2,700	129
Nafco	200	4
Namco Bandai Holdings	1,500	15
NEC	20,000	51
NEC Fielding	200	3
NEC Networks & System Integration	300	4
NET One Systems	2	2
Nidec	800	70
Nikon	900	16
Nippo	1,000	7
Nippon Electric Glass	12,000	143
Nippon Meat Packers	2,000	25
Nippon Mining Holdings	5,500	22
Nippon Paper Group	1,300	36
Nippon Soda	2,000	7
Nippon Steel	19,000	71
Nippon Telegraph & Telephone	1,700	74
Nipponkoa Insurance	3,000	18
Nishi-Nippon City Bank	1,000	3
Nissan Chemical Industries	1,000	13
Nissan Motor	34,200	249
Nissin Food Products	1,400	51
Nitori	921	77
NSK	1,000	6
NTN	18,000	68
NTT Data	9	26
NTT DoCoMo	62	94
Obic	120	20
OJI Paper	2,000	9
Okuwa	1,000	10
Omron	1,100	18
Onward Holdings	2,000	13
ORIX	850	59
Osaka Gas	13,000	48
Osaka Steel	200	3
Panasonic	9,100	117
Rakuten	190	154
Resona Holdings	1,800	19

5	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Ricoh	2,000	$27
Roland	200	2
San-Ai Oil	2,000	8
San-In Godo Bank	1,000	9
Sanki Engineering	2,000	15
Santen Pharmaceutical	900	31
Sapporo Hokuyo Holdings	6,900	26
Seiko Epson	1,200	19
Sekisui Jushi	1,000	8
Seven & I Holdings	3,500	79
Sharp	11,000	126
Shimano	600	25
Shinko Electric Industries	3,200	45
Shiseido	700	14
Sohgo Security Services	200	2
So-net Entertainment	1	2
Sony	4,200	113
SRI Sports	2	2
Stanley Electric	2,800	56
Sumikin Bussan	2,000	4
Sumitomo	20,400	201
Sumitomo Chemical	7,000	28
Sumitomo Electric Industries	15,000	178
Sumitomo Metal Mining	7,000	115
Sumitomo Seika Chemicals	2,000	8
Sumitomo Trust & Banking	20,000	107
Suzuken	800	29
Suzuki Motor	1,700	40
T&D Holdings	700	16
Tadano	1,000	4
Taisho Pharmaceutical	1,000	18
Taiyo Yuden	3,000	31
Takeda Pharmaceutical	2,700	113
Tanabe Seiyaku	2,000	26
TDK	1,600	84
Teijin	5,000	16
Terumo	100	6
Tohoku Electric Power	1,300	28
Tokyo Broadcasting System HD	600	9
Tokyo Electric Power	1,800	49
Tokyo Electron	1,300	71
Tokyo Steel Manufacturing	300	3
Toppan Forms	500	5
Toppan Printing	7,000	57
Toshiba	40,000	213
Toshiba TEC	2,000	7
Toyo Kohan	2,000	9
Toyo Seikan Kaisha	300	4
Toyo Suisan Kaisha	2,000	55
Toyoda Gosei	200	5
Toyota Motor	10,333	413
Toyota Tsusho	2,200	30
TV Asahi	5	8
West Japan Railway	10	37
Yahoo! Japan	83	25
Yamaha Motor	1,700	20
Yamato Holdings	5,500	76
Yamato Kogyo	500	16

Description	Shares	Market Value ($ Thousands)
Yamazaki Baking	2,000	$25

		9,916

Malaysia — 0.5%
Bumiputra-Commerce Holdings	34,000	127
Genting	20,000	41
PPB Group	16,000	74
Proton Holdings	14,000	17
Tenaga Nasional	38,000	94
Titan Chemicals*	43,000	15

		368

Mauritius — 0.1%
Golden Agri-Resources	153,398	51

Mexico — 1.1%
America Movil, Ser L	116,200	281
Coca-Cola Femsa, Ser L	11,500	66
Embotelladoras Arca	16,300	48
Grupo Aeroportuario del Pacifico, Ser B, Cl B	11,500	32
Grupo Carso, Ser A1	7,242	22
Grupo Continental	16,000	37
Grupo Mexico, Ser B	61,601	145
Grupo Simec, Ser B, Cl B*	9,500	25
Industrias, Ser B*	8,800	28
Kimberly-Clark de Mexico, Cl A	19,400	82
Wal-Mart de Mexico	9,000	37

		803

Netherlands — 2.2%
Aegon	1,775	13
Akzo Nobel	4,706	298
ArcelorMittal	2,705	105
ASML Holding	8,796	270
CSM	1,671	44
European Aeronautic Defense and Space	3,399	61
Fugro	271	15
Heineken	543	26
Imtech	1,055	27
Koninklijke Ahold	6,484	87
Koninklijke DSM	1,008	50
Koninklijke Philips Electronics	10,390	284
Koninklijke Vopak*	1,044	82
Randstad Holding	1,128	49
Royal KPN	3,249	58
SBM Offshore	2,481	47
TNT	948	27
Unilever	2,304	71

		1,614

New Zealand — 0.0%
Air New Zealand	5,300	5

Norway — 0.8%
BW Offshore*	6,000	9
DnB	19,940	224

6	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Marine Harvest*	70,000	$52
Seadrill	5,300	123
Telenor	15,200	207

		615

Papua New Guinea — 0.0%
Lihir Gold	7,800	26

Peru — 0.0%
Cia de Minas Buenaventura ADR	300	12

Philippines — 0.1%
San Miguel, Cl B	31,000	45

Poland — 0.4%
Asseco Poland	2,000	42
Gant Development*	1,600	14
KGHM Polska Miedz	1,059	41
Polish Oil & Gas	48,000	65
Polski Koncern Naftowy Orlen	6,000	68
Przedsiebiorstwo Eksportu i Importu Kopex*	3,000	28
Synthos*	104,000	44

		302

Portugal — 0.7%
Banco Comercial Portugues, Cl R	39,000	52
Banco Espirito Santo	10,801	75
Energias de Portugal	10,916	50
Galp Energia SGPS, Cl B	12,420	224
Jeronimo Martins	2,332	23
Portugal Telecom	6,051	73

		497

Russia — 0.8%
MMC Norilsk Nickel ADR*	10,000	138
Mobile Telesystems ADR	485	24
Novolipetsk Steel GDR	1,110	34
Rosneft Oil GDR	3,900	31
Sberbank GDR	200	51
Sistema GDR	1,081	19
Surgutneftegaz ADR	4,600	41
Tatneft ADR	4,666	141
Vimpel-Communications ADR	5,890	112

		591

Singapore — 1.3%
CapitaCommercial Trust‡	47,000	39
CapitaMall Trust‡	28,000	35
DBS Group Holdings	21,000	217
Fraser and Neave	8,000	23
Hi-P International, Cl P	4,000	2
Hong Leong Asia	3,000	6
Jardine Cycle & Carriage	4,000	70
Keppel	6,000	35
Oversea-Chinese Banking	19,000	115
SembCorp Industries	16,000	43
SIA Engineering	5,000	10

Description	Shares	Market Value ($ Thousands)
Singapore Airlines	2,000	$19
Singapore Telecommunications	31,000	66
United Overseas Bank	3,000	41
UOL Group	8,000	21
Wilmar International	52,000	236

		978

South Africa — 1.6%
African Rainbow Minerals	3,000	64
AngloGold Ashanti	2,630	115
Aveng	8,000	40
Bidvest Group	6,060	98
DataTec	16,000	56
FirstRand	7,258	17
Gold Fields	8,000	116
Group	5,478	88
Harmony Gold Mining	6,000	66
Iliad Africa	9,808	12
Impala Platinum Holdings	1,200	28
Investec	5,000	38
Medi-Clinic	22,000	69
Naspers, Cl N	1,000	37
Nedbank Group	4,000	61
Sanlam	36,000	107
Standard Bank Group	12,000	155
Steinhoff International Holdings	16,640	40

		1,207

South Korea — 2.3%
GS Home Shopping	160	11
Hana Financial Group	3,160	91
Hanwha Chemical	1,430	15
Hyundai Mobis	949	122
Hyundai Securities	1,760	21
Hyundai Steel	1,280	85
KISWIRE	240	7
Korea Electric Power	4,300	118
Korea Zinc	300	55
KT&G	150	9
LG	1,680	92
LG Chemical	740	133
LG Dacom	1,090	17
LG Electronics	1,530	136
LG.Philips LCD	3,890	107
Lotte Shopping	240	74
Namyang Dairy Products	30	13
POSCO	100	48
Samsung Electronics	520	322
Samsung SDI	570	62
Shinhan Financial Group	380	15
SK Energy	1,050	98
SK Holdings	670	49
Woori Investment & Securities	2,560	33

		1,733

Spain — 3.7%
Banco Bilbao Vizcaya Argentaria	27,711	522
Banco Popular Espanol	3,058	26
Banco Santander Central Hispano	56,283	964
Gas Natural	1,837	38
Iberdrola	5,101	48
Mapfre	10,000	44

7	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Repsol	6,400	$176
Sacyr Vallehermoso	900	13
Telefonica	32,423	931

		2,762

Sweden — 2.1%
Alliance Oil*	2,113	31
Assa Abloy, Cl B	11,860	217
Boliden	4,527	57
Electrolux, Cl B	7,720	188
Hennes & Mauritz, Cl B	609	36
Nordea Bank	15,110	156
PA Resources*	14,869	55
Svenska Cellulosa, Cl B	20,793	286
Svenska Handelsbanken, Cl A	4,424	127
Swedbank	5,009	48
Swedish Match	1,199	26
Telefonaktiebolaget LM Ericsson, Cl B	21,808	209
TeliaSonera	12,612	89

		1,525

Switzerland — 7.4%
Actelion*	904	53
Adecco	1,262	63
Baloise Holding	945	79
Banque Cantonale Vaudoise	40	16
Compagnie Financiere Richemont	2,056	67
Credit Suisse Group	15,610	808
Helvetia Holding	123	38
Holcim*	3,421	246
Julius Baer Group	1,127	37
Kuehne + Nagel International	194	19
Lindt & Spruengli	6	14
Nestle	16,750	792
Novartis	19,768	1,097
Pargesa Holding	184	15
Roche Holding	3,452	565
Sonova Holding	203	24
Swatch Group, Cl B	485	122
Swatch Group	920	44
Swiss Life Holding	336	41
Swiss Reinsurance	1,959	93
Swisscom	446	174
Syngenta	348	92
Synthes	331	44
UBS	2,785	43
Vontobel Holding	614	19
Xstrata	36,841	646
Zurich Financial Services	1,010	218

		5,469

Taiwan — 2.7%
Acer	43,430	108
Advanced Semiconductor Engineering	41,000	32
Asustek Computer	58,012	115
AU Optronics	122,000	125
Cheng Loong	25,000	9
China Bills Finance*	40,000	11
Chunghwa Telecom	138,358	248
Compal Electronics	72,822	97

Description	Shares	Market Value ($ Thousands)
CTCI	15,204	$14
Far EasTone Telecommunications	24,000	28
Gigabyte Technology	15,000	14
HON HAI Precision Industry	62,600	264
Lite-On Technology	57,000	76
Mega Financial Holding	160,000	90
POU Chen	19,000	14
Quanta Computer	44,853	91
Shihlin Electric & Engineering	13,000	16
Siliconware Precision Industries	18,000	24
Taishin Financial Holding	158,000	59
Taiwan Cooperative Bank	105,000	65
Taiwan Semiconductor Manufacturing	156,769	298
United Microelectronics	228,000	112
Universal Scientific Industrial	27,000	17
Wistron	41,734	77
Yageo	53,000	15

		2,019

Thailand — 0.3%
Airports of Thailand	33,000	37
Bangkok Bank NVDR	29,000	99
Kasikornbank	11,000	29
Krung Thai Bank NVDR	82,000	22
Thanachart Capital	37,000	24

		211

Turkey — 0.6%
Eczacibasi Ilac Sanayi	48,000	58
Haci Omer Sabanci Holding	7,920	27
KOC Holding*	24,000	58
Petrol Ofisi*	5,250	18
Turk Hava Yollari	31,660	100
Turk Sise ve Cam Fabrikalari	30,609	30
Turkiye Garanti Bankasi	40,044	134
Turkiye Vakiflar Bankasi Tao, Cl D	26,000	52

		477

United Kingdom — 13.3%
3i Group	7,627	34
Aegis Group	6,081	11
Amec	8,605	112
Amlin	5,703	35
Anglo American	9,536	407
Antofagasta	5,510	81
Arriva	3,000	23
AstraZeneca	16,606	740
Autonomy*	2,624	61
Aviva	30,523	185
Babcock International Group	5,562	57
BAE Systems	2,361	13
Balfour Beatty	4,102	17
Barclays	107,310	515
Berkeley Group Holdings*	1,249	18
BG Group	18,551	336
BHP Billiton	13,930	425
BP	101,507	957
British American Tobacco	15,275	463
BT Group, Cl A(A)	33,286	77
Cadbury	2,064	27
Cape*	2,000	7

8	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares	Market Value ($ Thousands)
Carnival	1,397	$47
Catlin Group	7,594	38
Centrica	50,000	209
Charter International	2,432	29
Diageo	5,466	92
Dimension Data Holdings	11,449	14
easyJet*	4,000	24
Eurasian Natural Resources	6,780	96
Firstgroup	9,753	63
Fresnillo	3,566	49
GlaxoSmithKline	29,938	618
Home Retail Group	15,954	77
HSBC Holdings	8,000	93
Imperial Tobacco Group	7,001	203
Inchcape	169,550	77
Informa	1,698	8
International Power	11,033	50
Invensys	9,299	43
Investec	2,142	15
ITV	34,255	29
Kazakhmys	5,506	111
Kier Group	313	5
Kingfisher	34,653	135
Legal & General Group	78,736	100
Lloyds Banking Group	38,741	35
LogicaCMG	13,639	26
London Stock Exchange Group	1,250	15
Marks & Spencer Group	7,125	45
Meggitt	6,000	24
Millennium & Copthorne Hotels	2,724	16
Mondi	2,167	12
National Express Group	1,615	4
National Grid	11,562	125
Next	1,745	57
Old Mutual	109,539	204
Persimmon	6,030	41
Prudential	15,867	163
QinetiQ	9,000	23
Reckitt Benckiser Group	4,221	215
Rio Tinto	10,791	547
Rolls-Royce Group	4,911	38
Royal & Sun Alliance Insurance Group	11,025	21
Royal Bank of Scotland Group	61,610	34
SABMiller	3,861	112
Sage Group	27,606	97
Salamander Energy*	1,836	8
Schroders	1,834	35
Scottish & Southern Energy	1,002	18
Severn Trent	1,812	31
Shire	5,227	102
Standard Life	9,000	31
Taylor Woodrow	54,055	31
Tesco	26,340	183
Thomas Cook Group	8,243	29
Tomkins	12,809	36
Travis Perkins	4,853	60
Unilever	2,679	78
Vodafone Group	169,129	380
WM Morrison Supermarkets	9,844	44

Description	Shares	Market Value ($ Thousands)
WPP	13,900	$130

		9,876

United States — 0.1%
Thomson Reuters (CAD)	2,100	67

Total Common Stock (Cost $63,307) ($ Thousands)		69,447

PREFERRED STOCK — 2.7%

Brazil — 2.5%
Banco Bradesco	6,600	138
Banco Daycoval	1,800	9
Bombril*	1,000	4
Centrais Eletricas Brasileiras, Cl B	4,000	58
Cia de Bebidas das Americas	2,000	192
Cia Paranaense de Energia	5,000	97
Cia Vale do Rio Doce, Cl A	21,900	531
Confab Industrial	7,600	22
Ferbasa-Ferro Ligas DA Bahia	1,700	11
Gerdau	9,000	140
Investimentos Itau	3,200	21
Itau Unibanco Holding	8,000	174
NET Servicos de Comunicacao*	6,200	86
Parana Banco	1,300	7
Sao Paulo Alpargatas	100	6
Telecomunicacoes de Sao Paulo	2,300	57
Telegraph Norte Celular Participacoes	300	5
Telemar Norte Leste	2,300	84
Universo Online	1,400	7
Usinas Siderurgicas de Minas Gerais, Cl A	4,200	123
Vivo Participacoes	3,100	93

		1,865

France — 0.0%
Bureau Veritas	275	14

Germany — 0.2%
Bayerische Motoren Werke	611	20
Porsche Automobil Holding	466	33
ProSiebenSat.1 Media	3,869	50
Volkswagen	249	21

		124

Total Preferred Stock (Cost $1,784) ($ Thousands)		2,003

	Number Of Rights

RIGHTS — 0.0%

Belgium — 0.0%
Fortis, Expires 07/01/14 (A)(C)(D)	6,068	—

Italy — 0.0%
Piccolo Credito Valtellinese, Expires 01/02/10	1,856	1

9	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

SCHEDULE OF INVESTMENTS (Unaudited)

Screened World Equity Ex-US Fund

November 30, 2009

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Norway — 0.0%
DnB, Expires 12/14/09	4,430	$12

Spain — 0.0%
Mapfre, Expires 12/04/09	10,000	—

United Kingdom — 0.0%
Lloyds Banking Group, Expires 12/15/09	51,912	15
National Express Group, Expires 12/16/09	3,768	4

		19

Total Rights (Cost $19) ($ Thousands)		32

	Number Of Warrants

WARRANTS — 0.0%

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	5,951	1

Italy — 0.0%
Mediobanca, Expires 2011	759	—

Total Warrants (Cost $0) ($ Thousands)		1

U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Bills 0.130%, 12/03/09 (B)(E)	$925	925

Total U.S. Treasury Obligation (Cost $925) ($ Thousands)		925

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A** † 0.130%,	1,098,507	1,099

Total Cash Equivalent (Cost $1,099) ($ Thousands)		1,099

Total Investments — 98.7% (Cost $67,134)($ Thousands)		$73,507

A summary of the open futures contracts held by the Fund at November 30, 2009, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	19	Dec-2009	$20
FTSE 100 Index	6	Dec-2009	18
Hang Seng Index	1	Dec-2009	0
S&P/TSE 60 Index	1	Dec-2009	7
SPI 200 Index	1	Dec-2009	2
Topix Index	5	Dec-2009	(23)

			$24

For the year ended November 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $74,441 ($ Thousands)

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of November 30, 2009.
†	Investment in Affiliated Security (See Note 5)
‡	Real Estate Investment Trust
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of November 30, 2009 was $77 ($ Thousands) and represented 0.10% of Net Assets.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security considered restricted. The total value of such security as of November 30, 2009 was $0 and represented 0.00% of net assets.
(D)	Security considered illiquid. The total value of such security as of November 30, 2009 was $0 and represented 0.00% of net assets.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

LIBOR — London Interbank Offered Rate

NVDR — Non-Voting Depositary Receipt

Ser — Series

USD — U.S. Dollar

Amounts designated as "—" are $O or have been rounded to $O.

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

S&P — Standard & Poor’s

SPI — Share Price Index

TSE — Toronto Stock Exchange

10	SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2009

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: January 29, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: January 29, 2010